UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: November 1, 2010 — April 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

100 Fund: PARTX

300 Fund: PTRNX

Putnam Absolute Return 100 and 300 Funds

Semiannual report
4 | 30 | 11

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
100 and 300
Funds

Semiannual report
4 | 30 | 11

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	10

Your fund’s expenses	12

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Message from the Trustees

Dear Fellow Shareholder:

Financial markets and economies around the world continue to show improvement and resilience in the face of many headwinds. While energy and commodity prices have been volatile, suggesting inflationary pressures, corporate profits are strong, merger-and-acquisition activity is recovering, and stock values and dividends are rising.

Putnam believes that markets will remain unsettled over the next several months, roiled by civil unrest in the Middle East and North Africa, sovereign debt issues in Europe, and the lingering economic impact of the disasters in Japan. Putnam’s active, research-intensive investment approach is well suited to uncovering opportunities in this environment.

In news involving management of your funds, Portfolio Managers Bill Kohli, Michael Salm, and Paul Scanlon, who have worked together at Putnam for over a decade, have become Co-Heads of Fixed Income, succeeding Rob Bloemker, who has left Putnam to pursue other opportunities.

In developments affecting oversight of your funds, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the funds and to thank all of our investors for your continued confidence in Putnam.

About the funds

Pursuing positive returns with less volatility

In response to the considerable financial market volatility investors have experienced in recent years, Putnam Absolute Return Funds are designed to provide helpful diversification to portfolios.

Putnam Absolute Return Funds differ from traditional relative return funds in three important ways.

First, absolute return funds pursue positive total returns with less volatility over reasonable periods, generally three years or more. Most traditional funds seek outperformance relative to an asset-class benchmark, and their returns may be negative when the benchmark declines.

Second, in an effort to reduce volatility, absolute return funds seek to isolate and mitigate specific risks that could cause negative results.

Third, absolute return funds are independent from traditional benchmarks, giving them the flexibility to invest in a wide range of securities from sectors and markets around the world. They can adjust the mix of investments as market opportunities change. In short, absolute return funds are less constrained than funds that focus on outperforming a traditional stock or bond benchmark.

In addition to these features, Putnam Absolute Return 100 Fund and 300 Fund are backed by Putnam’s comprehensive fixed-income investment resources. Over 60 bond experts cover every fixed-income sector in global markets. They use hedging strategies to help mitigate downside risk and potentially help the funds outperform general markets during flat or negative conditions.

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves special risks and may result in losses.

Recurring volatility shows the need for absolute returns

The events described below caused setbacks for stocks and bonds. That is why it is important to diversify a portfolio. Investing in an absolute return fund may help achieve this goal.

Inflation In 1980, the Consumer Price Index rose 13.5%, and long-term government bonds fell 3.95%. (Source: Ibbotson Long-Term U.S. Government Total Return Index.)

Market panic On Black Monday, October 19, 1987, the Dow Jones Industrial Average plunged 23% in one day.

Global conflict After the September 11 attacks in 2001, the S&P 500 dropped 7.1% when the stock market reopened days later.

Financial crisis After the Lehman Brothers collapse in September 2008, stocks, bonds, and global markets fell, and even investment-grade bonds lost value, declining 2.4% in October 2008. (Source: Barclays Capital U.S. Aggregate Bond Index.)

Data are historical. Performance is shown at net asset value. Had sales charges been reflected, returns would have been lower. Past performance is not a guarantee of future results. The S&P 500 Index is an unmanaged index of common stock performance. The BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. The Barclays Capital U.S. Aggregate Bond Index (Barclays Aggregate) is an unmanaged index of U.S. investment-grade fixed-income securities. Indexes assume reinvestment of all distributions and do not have a sales charge. It is not possible to invest directly in an index. The securities in the Putnam funds will differ from those in the indexes, and the funds’ performance will differ in accordance with the funds’ objective.

2	3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 1.00%; had they, returns would have been lower. See pages 5 and 10–12 for additional performance information. For a portion of the periods, these funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The funds are not expected to outperform general securities markets during periods of strong, positive market rallies.

4

Interview with your fund’s portfolio manager

D. William Kohli

Despite an expanding economy, markets have seen ups and downs. Can you describe the recent volatility?

We saw reasonable economic performance offset by concerns about coming months. Leading economic indicators accelerated throughout the winter and into the spring. Manufacturing activity improved. Labor market conditions also strengthened, with total private employment increasing substantially during the period.

However, a number of factors, some expected and some unexpected, contributed to volatility. For example, we had expected bad news surrounding European sovereign debt issues and weakness in the U.S. housing market. Both came to pass. We also had anticipated a flattening of the fixed-income yield curve during the period, with an increase in short-term interest rates relative to long-term rates. Over the course of the period, the yield curve first steepened for a few months as the market became apprehensive about possible inflation. These pressures later eased, and the yield curve flattened toward the end of the period.

Beginning in January, civil unrest increased in a number of North African and Middle Eastern nations, some of which are significant oil producers. This political risk contributed to a sustained increase in oil prices, which led markets to begin anticipating a negative effect on economic growth. In March, an earthquake and tsunami in Japan, the world’s third-largest economy, caused widespread selling in global markets as investors sought to assess the impact on global manufacturing supply chains.

How did the funds pursue positive returns with low volatility in this environment?

Above all, the funds had diverse holdings in different sectors of the fixed-income market. Examples included commercial

This comparison shows the funds’ performance in the context of broad market indexes for the six months ended 4/30/11. See pages 4 and 10–12 for additional fund performance information. Index descriptions can be found on page 15.

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mortgage-backed securities [CMBS], non-agency residential mortgage-backed securities [RMBS], agency collateralized mortgage obligations, and investment-grade corporate bonds. The funds continued to benefit from opportunities in securities that offer high-quality cash flows with short maturities.

Cash weightings also remained substantial. Cash helps to reduce volatility, though in the current market environment it does not contribute much to returns.

How did mortgage-related securities perform?

Agency interest-only collateralized mortgage obligations [IO CMO] delivered strong overall results. These securities represent the interest paid by mortgage holders. Cash flows from these securities become more attractive when market conditions prevent mortgage holders from refinancing property, as when rates increase or home prices stagnate. Both factors were at work in the period, and prepayments continued at historically low levels.

CMBSs also performed well. The funds owned bonds in the highly liquid, topmost part of the capital structure, which generally have lower credit risk. They performed well in this period because they were structurally positioned to withstand losses, even as commercial mortgage delinquencies increased in the period.

Non-agency RMBSs performed well because they have minimal sensitivity to rising interest rates. Also, although home prices fell, the decline was moderate.

In order to further reduce any volatility from these securities, we used interest-rate swaps and options as a hedging strategy. This approach isolated the prepayment risk in the securities, which was the feature that we believed offered attractive return potential.

Did any of your investment decisions have a negative impact on performance?

Foreign currency had a negative impact on the results of the 300 Fund, but a positive impact on the 100 Fund.

Allocations are represented as a percentage of portfolio value. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

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For the 300 Fund, we saw an opportunity to pursue returns from global currencies, an approach we considered attractive because it did not depend on positive performance in the stock or bond markets. Currency markets were volatile, and usually this creates return opportunities.

In particular, the “carry trade” offered potential in this period. The carry trade involves holding positions in currencies from countries with relatively high interest rates, such as those offered by Australia during this period, while selling currencies from countries with relatively low interest rates. The interest-rate differential then becomes a source of returns.

The funds can get exposure to foreign currencies by investing in non-U.S. securities. For the 300 Fund, we also use currency-forward contracts to gain exposure to currencies as well as to hedge foreign exchange risk. For the 100 Fund, we use currency-forward contracts to hedge foreign exchange risk.

Have you made any recent changes to the portfolios?

During the semiannual period we reduced the funds’ positions in CMBSs. These securities were among the first to recover from the 2008–2009 credit crisis, and we believe their valuations are not as attractive as they once were.

We have actively managed the IO CMO strategy. These securities have in general performed well for the funds, but fairly early in the period we decided to trim the positions when prices were relatively high. We saw the potential for some near-term volatility. Later in the period, after prices had fallen as we had anticipated, we built the position back up again because the securities again offered attractive total return potential, in our view.

Allocations are represented as a percentage of portfolio value. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

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The relatively small size of the two funds made these tactical trades easy to execute.

In the 300 Fund, we added positions in high-yield corporate bonds and in non-U.S. bonds. The international exposures are intended to seize opportunities as central banks around the world adjust policies, which creates investment opportunities. The positions feature emerging markets such as Argentina. We continue to regard developed markets cautiously, although we are keeping close watch for opportunities that might develop.

Last, we continued to position both the 100 Fund and the 300 Fund for a flattening of the yield curve.

Generally speaking, how are you confronting the risk of inflation and higher interest rates?

We manage the funds’ sensitivity to changes in interest rates — or duration — with a number of tools, but primarily through security selection and with derivatives. While the portfolios favor short-maturity securities in general, we have further reduced duration risk primarily by using interest-rate swaps and, to a lesser extent, by selling Treasury futures. We do not short-sell individual securities.

The funds’ duration can change day to day or week to week, but we have generally avoided interest-rate risk because we do not believe the market compensates investors well for taking this risk. The funds’ duration has generally been near zero, and even negative at times. Although this positioning was generally helpful during the period, it was a disadvantage at times when interest rates declined.

What is your outlook for the markets and for the funds?

Our outlook for global economic growth is generally positive. At the same time, we are mindful of macro risks that do not appear to be fully reflected in the credit markets, such as the rising price of crude oil. Higher oil prices potentially have the dual negative impact of contributing to higher inflation as well as impairing economic growth. Rising oil

Allocations are represented as a percentage of portfolio value. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

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prices act as a tax on the global economy by impeding consumer spending and squeezing corporate profit margins.

In addition, it appears likely that policymakers may soon begin withdrawing the measures they have used to hold down interest rates. Our cautious duration positioning reflects our concern that short-term interest rates, in particular, could increase. Long-term rates are harder to predict, because inflation could push them higher, while the headwinds to economic growth could push them downward. We still favor short-maturity securities.

Overall, we continue to see positive return potential in a variety of investment opportunities. We are keeping the portfolios broadly diversified across sectors to help prevent any reliance on one particular risk. As we have outlined, we also use a variety of strategies to reduce or eliminate the risks we consider unrewarding, with the goal of building the funds’ low-volatility profile.

Bill, thank you for your comments today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam and Team Leader of Portfolio Construction and Global Strategies. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to Bill, your fund is managed by Carl Bell, Kevin Murphy, Michael Salm, Paul Scanlon, and Raman Srivastava.

IN THE NEWS

Citing the United States’s burgeoning federal deficit, Standard & Poor’s (S&P) recently lowered its long-term outlook for U.S. Treasuries from “stable” to “negative.” While maintaining its AAA rating for U.S. debt, S&P said the change to a negative outlook means that there is a one-in-three chance for a ratings downgrade over the next 24 months. If a downgrade were to take place, it could raise borrowing costs for both the U.S. government and American consumers. S&P’s negative outlook will likely put increased pressure on Washington lawmakers to reach a bipartisan solution to reduce the federal deficit and restore fiscal discipline. While the U.S. downgrade is unprecedented, it is important to note that S&P downgraded the outlook for the United Kingdom, another AAA-rated country, to “negative” in May 2009, and restored the “stable” outlook in 2010 once the country addressed its deficit.

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Your fund’s performance

This section shows each fund’s performance, price, and distribution information for periods ended April 30, 2011, the end of the first half of each fund’s current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the funds’ current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

100 Fund

Fund performance Total return for periods ended 4/30/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	6.70%	5.64%	5.70%	5.70%	4.85%	4.85%	6.46%	5.61%	6.08%	7.30%
Annual average	2.80	2.36	2.38	2.38	2.03	2.03	2.70	2.35	2.54	3.04

1 year	2.14	1.07	2.01	1.01	1.39	0.39	2.12	1.34	1.94	2.32

6 months	1.85	0.79	1.72	0.72	1.39	0.39	1.83	1.05	1.75	1.93

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 1.00% and 0.75% load, respectively. Effective April 5, 2010, the maximum sales charges for class A and M shares were lowered from 3.25% and 2.00%, respectively. Investors who purchased prior to this date received a lower return. Class B share returns reflect the applicable contingent deferred sales charge (CDSC). Also on April 5, 2010, the CDSC for class B shares was lowered to 1% (which would be the maximum deferred sales charge) if redeemed within the first year after purchase and 0.50% for shares redeemed in the second year after purchase, and is eliminated thereafter. Investors who sold class B shares prior to this date were subject to the higher deferred sales charge of 3% in the first year, declining over time to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, this fund had expense limitations, without which returns would have been lower.

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Fund price and distribution information For the six–month period ended 4/30/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.125		$0.091	$0.057	$0.123		$0.114	$0.144

Capital gains — Long term	0.080		0.080	0.080	0.080		0.080	0.080

Capital gains — Short term	0.005		0.005	0.005	0.005		0.005	0.005

Total	$0.210		$0.176	$0.142	$0.208		$0.199	$0.229

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

10/31/10	$10.44	$10.55	$10.39	$10.33	$10.42	$10.50	$10.39	$10.48

4/30/11	10.42	10.53	10.39	10.33	10.40	10.48	10.37	10.45

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	6.29%	5.24%	5.30%	5.30%	4.54%	4.54%	6.05%	5.21%	5.67%	6.89%
Annual average	2.72	2.27	2.30	2.30	1.97	1.97	2.62	2.26	2.46	2.98

1 year	1.94	0.97	1.81	0.81	1.19	0.19	1.93	1.15	1.75	2.22

6 months	1.94	0.97	1.81	0.81	1.59	0.59	1.93	1.15	1.85	2.02

300 Fund

Fund performance Total return for periods ended 4/30/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	14.43%	13.30%	13.28%	13.28%	12.51%	12.51%	14.08%	13.17%	13.67%	15.14%
Annual average	5.90	5.45	5.44	5.44	5.14	5.14	5.76	5.40	5.60	6.18

1 year	4.73	3.67	4.44	3.44	3.95	2.95	4.62	3.85	4.48	5.07

6 months	3.77	2.73	3.58	2.58	3.37	2.37	3.66	2.90	3.62	3.92

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 1.00% and 0.75% load, respectively. Effective April 5, 2010, the maximum sales charges for class A and M shares were lowered from 3.25% and 2.00%, respectively. Investors who purchased prior to this date received a lower return. Class B share returns reflect the applicable contingent deferred sales charge (CDSC). Also on April 5, 2010, the CDSC for class B shares was lowered to 1% (which would be the maximum deferred sales charge) if redeemed within the first year after purchase and 0.50% for shares redeemed in the second year after purchase, and is eliminated thereafter. Investors who sold class B shares prior to this date were subject to the higher deferred sales charge of 3% in the first year, declining over time to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, this fund had expense limitations, without which returns would have been lower.

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Fund price and distribution information For the six–month period ended 4/30/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.318		$0.286	$0.253	$0.315		$0.301	$0.335

Capital gains — Long term	0.023		0.023	0.023	0.023		0.023	0.023

Capital gains — Short term	0.021		0.021	0.021	0.021		0.021	0.021

Total	$0.362		$0.330	$0.297	$0.359		$0.345	$0.379

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

10/31/10	$10.92	$11.03	$10.86	$10.80	$10.90	$10.98	$10.89	$10.96

4/30/11	10.96	11.07	10.91	10.86	10.93	11.01	10.93	11.00

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	13.70%	12.57%	12.65%	12.65%	11.89%	11.89%	13.45%	12.55%	13.05%	14.40%
Annual average	5.82	5.35	5.38	5.38	5.07	5.07	5.71	5.34	5.55	6.10

1 year	4.54	3.48	4.35	3.35	3.86	2.86	4.53	3.75	4.29	4.89

6 months	3.96	2.92	3.87	2.87	3.67	2.67	4.04	3.28	3.91	4.21

Comparative index returns For periods ended 4/30/11

	BofA Merrill Lynch	Barclays Capital U.S.
	U.S. Treasury Bill Index	Aggregate Bond Index	S&P 500 Index

Life of fund	0.59%	15.08%	66.23%
Annual average	0.25	6.16	24.12

1 year	0.23	5.36	17.22

6 months	0.11	0.02	16.36

Index results should be compared to fund performance at net asset value.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

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Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

100 Fund

Net expenses for the fiscal year ended 10/31/10*†	0.68%	0.88%	1.43%	0.73%	0.93%	0.43%

Total annual operating expenses for the fiscal year
ended 10/31/10†	1.00%	1.20%	1.75%	1.05%	1.25%	0.75%

Annualized expense ratio for the six-month period
ended 4/30/11‡	0.67%	0.87%	1.42%	0.72%	0.92%	0.42%

300 Fund

Net expenses for the fiscal year ended 10/31/10*†	0.88%	1.08%	1.63%	0.93%	1.13%	0.63%

Total annual operating expenses for the fiscal year
ended 10/31/10†	1.08%	1.28%	1.83%	1.13%	1.33%	0.83%

Annualized expense ratio for the six-month period
ended 4/30/11‡	0.89%	1.09%	1.64%	0.94%	1.14%	0.64%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 2/29/12.

† Restated to reflect projected expenses under a management contract effective 2/1/10.

‡ Includes an increase of 0.02% and 0.04% (for 100 Fund and 300 Fund, respectively) in annualized performance fees for the six months ended 4/30/11.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from November 1, 2010, to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

100 Fund

Expenses paid per $1,000*†	$3.35	$4.35	$7.09	$3.60	$4.60	$2.10

Ending value (after expenses)	$1,018.50	$1,017.20	$1,013.90	$1,018.30	$1,017.50	$1,019.30

300 Fund

Expenses paid per $1,000*†	$4.50	$5.50	$8.27	$4.75	$5.76	$3.24

Ending value (after expenses)	$1,037.70	$1,035.80	$1,033.70	$1,036.60	$1,036.20	$1,039.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2011, use the following calculation method. To find the value of your investment on November 1, 2010, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

100 Fund

Expenses paid per $1,000*†	$3.36	$4.36	$7.10	$3.61	$4.61	$2.11

Ending value (after expenses)	$1,021.47	$1,020.48	$1,017.75	$1,021.22	$1,020.23	$1,022.71

300 Fund

Expenses paid per $1,000*†	$4.46	$5.46	$8.20	$4.71	$5.71	$3.21

Ending value (after expenses)	$1,020.38	$1,019.39	$1,016.66	$1,020.13	$1,019.14	$1,021.62

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

14

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 1.00% maximum sales charge for class A shares and 0.75% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 1% maximum during the first year to 0.5% during the second year. After the second year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

15

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2011, Putnam employees had approximately $382,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

16

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The funds’ portfolios list all of each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up each fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of each fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

17

The funds’ portfolios 4/30/11 (Unaudited)

MORTGAGE-BACKED SECURITIES*	100 Fund 35.0%		300 Fund 43.3%
Principal amount		Value	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 06-1, Class 2A1, 3.21s, 2036	$—	$—	$8,042,165	$5,227,407
FRB Ser. 05-12, Class 2A1, 3.07s, 2036	—	—	9,536,095	6,675,267
FRB Ser. 07-1, Class 5A31, 0.353s, 2037	2,683,662	1,482,723	—	—

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.357s, 2051	289,000	314,904	2,923,000	3,185,003
FRB Ser. 07-4, Class A3, 6s, 2051	965,000	1,017,786	4,015,000	4,234,621
Ser. 07-2, Class A2, 5.634s, 2049	1,906,832	1,954,549	11,429,778	11,715,803
Ser. 07-5, Class A3, 5.62s, 2051	184,000	196,219	596,000	635,580
Ser. 06-5, Class A2, 5.317s, 2047	1,513,101	1,536,974	5,249,845	5,332,673
Ser. 06-6, Class A2, 5.309s, 2045	1,621,000	1,640,795	5,667,600	5,736,810
Ser. 07-1, Class XW, IO, 0.464s, 2049	1,604,425	20,548	7,617,114	97,552

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	553,000	570,137	1,954,000	2,014,554
Ser. 02-PB2, Class XC, IO, 0.958s, 2035	3,527,627	14,253	14,699,607	59,392
Ser. 04-4, Class XC, IO, 0.31s, 2042	1,991,463	32,585	9,454,552	154,700

Banc of America Funding Corp.
FRB Ser. 06-A, Class 3A2, 2.904s, 2036	638,998	386,594	—	—
FRB Ser. 07-6, Class A1, 0.503s, 2037	396,913	302,789	1,619,921	1,235,773

Bear Stearns Alt-A Trust
FRB Ser. 06-2, Class 24A1, 5.585s, 2036	156,346	102,593	2,964,859	1,945,511
FRB Ser. 05-9, Class 11A1, 0.473s, 2035	—	—	3,027,663	1,710,629

Bear Stearns Alt-A Trust II FRB Ser. 07-1,
Class 1A1, 5.416s, 2047	499,233	299,540	3,149,491	1,889,694

Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.513s, 2037	—	—	899,098	449,549

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.854s, 2040	2,930,092	3,065,433	8,635,673	9,034,555
Ser. 07-PW17, Class A3, 5.736s, 2050	403,000	424,222	1,479,000	1,556,884
Ser. 06-PW13, Class A2, 5.426s, 2041	372,000	374,479	3,407,000	3,429,705
Ser. 07-PW15, Class A4, 5.331s, 2044	662,000	707,344	2,938,000	3,139,238
Ser. 06-PW14, Class A2, 5.123s, 2038	622,000	631,150	2,320,000	2,354,129
Ser. 05-PWR9, Class A2, 4.735s, 2042	100,272	100,505	475,775	476,877

Citigroup Commercial Mortgage Trust
FRB Ser. 08-C7, Class A2B, 6.294s, 2049	1,165,000	1,220,366	3,189,000	3,340,556
FRB Ser. 07-C6, Class A3, 5.886s, 2049	875,000	915,603	4,328,000	4,528,833

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-6, Class 1A3A, 5.279s, 2046	88,291	45,911	312,628	162,567
FRB Ser. 07-AR1, Class A3, 0.433s, 2037	—	—	2,400,000	1,422,000
FRB Ser. 07-AR5, Class 1A2A, 5.376s, 2037	71,847	48,721	365,307	247,724

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	946,029	981,475	3,317,689	3,441,998
Ser. 06-CD2, Class A2, 5.408s, 2046	248,737	248,570	1,327,353	1,326,462
Ser. 07-CD4, Class A2B, 5.205s, 2049	—	—	3,745,000	3,830,715

Commercial Mortgage Asset Trust FRB
Ser. 99-C2, Class E, 8.887s, 2032	586,000	641,670	1,914,000	2,095,830

18

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.0%		300 Fund 43.3%
Principal amount		Value	Principal amount	Value

Commercial Mortgage Pass-Through
Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	$—	$—	$989,000	$1,014,093
Ser. 06-C8, Class A3, 5.308s, 2046	1,423,000	1,482,344	6,639,000	6,915,868
Ser. 06-C8, Class A2B, 5.248s, 2046	785,459	796,026	9,744,539	9,875,642

Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A5, 6s, 2037	—	—	911,660	656,395
Ser. 06-41CB, Class 1A7, 6s, 2037	229,872	171,255	1,029,827	767,221
Ser. 06-2CB, Class A11, 6s, 2036	43,123	28,272	170,766	111,959
Ser. 05-50CB, Class 3A1, 6s, 2035	164,751	105,457	786,944	503,723
FRB Ser. 05-84, Class 4A1, 5.818s, 2036	2,305,527	1,521,648	18,273,003	12,060,182
FRB Ser. 06-6CB, Class 2A13, 0.613s, 2036	—	—	7,241,681	3,801,883
FRB Ser. 06-24CB, Class A13, 0.563s, 2036	—	—	824,098	508,108
FRB Ser. 06-OC8, Class 2A2A, 0.333s, 2036	—	—	2,297,056	1,289,257

Countrywide Home Loans FRB Ser. 06-HYB2,
Class 2A1B, 2.74s, 2036	531,353	356,007	2,404,073	1,610,729

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.679s, 2034	946,738	117,202	—	—
Ser. 05-R3, Class AS, IO, 5.548s, 2035	381,382	48,871	222,393	28,498
FRB Ser. 04-R2, Class 1AF1, 0.633s, 2034	933,264	802,607	—	—
FRB Ser. 05-R3, Class AF, 0.613s, 2035	374,694	322,237	218,493	187,904

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.417s, 2041	1,499,000	1,554,398	6,138,800	6,365,669
FRB Ser. 06-C3, Class A2, 6.018s, 2038	—	—	671,000	674,857
FRB Ser. 07-C4, Class A2, 5.995s, 2039	1,600,886	1,639,973	5,275,558	5,404,368
Ser. 07-C5, Class A3, 5.694s, 2040	1,000,000	1,043,546	—	—
Ser. 07-C5, Class AAB, 5.62s, 2040	1,392,000	1,475,731	4,896,000	5,190,504
Ser. 07-C5, Class A2, 5.589s, 2040	1,017,000	1,044,276	3,925,000	4,030,269
Ser. 07-C2, Class A2, 5.448s, 2049	1,720,878	1,743,309	6,117,128	6,196,862
Ser. 07-C1, Class AAB, 5.336s, 2040	1,148,000	1,204,022	4,596,000	4,820,285

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035	753,000	776,735	—	—
Ser. 03-CPN1, Class E, 4.891s, 2035	408,000	408,094	1,632,000	1,632,375

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	640,000	671,543	2,328,000	2,442,738
FRB Ser. 03-CK2, Class G, 5.744s, 2036	857,000	879,237	3,365,000	3,452,312
Ser. 03-C3, Class AX, IO, 1.911s, 2038	19,509,543	534,860	69,537,608	1,906,394
Ser. 04-C4, Class AX, IO, 0.503s, 2039	1,611,643	37,525	7,032,625	163,743
Ser. 05-C1, Class AX, IO, 0.266s, 2038	31,140,429	291,736	114,992,999	1,077,300

CWCapital Cobalt
Ser. 07-C3, Class A2, 5.93s, 2046	1,169,000	1,209,479	4,163,000	4,307,151
Ser. 07-C2, Class A2, 5.334s, 2047	—	—	36,834	37,723

Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.543s, 2036	—	—	5,398,417	2,591,240
FRB Ser. 06-AR6, Class A6, 0.403s, 2037	1,223,673	734,204	11,567,474	6,940,484
FRB Ser. 06-AR6, Class A4, 0.383s, 2037	203,551	133,072	2,704,449	1,768,033

DLJ Commercial Mortgage Corp. 144A FRB
Ser. 98-CG1, Class B4, 7.457s, 2031	—	—	1,700,000	1,858,113

19

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.0%		300 Fund 43.3%
Principal amount		Value	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.618s, 2035	$57,337	$82,004	$263,202	$376,438
IFB Ser. 3072, Class SM, 22.995s, 2035	—	—	727,068	1,026,860
IFB Ser. 3072, Class SB, 22.848s, 2035	—	—	651,432	915,547
IFB Ser. 3249, Class PS, 21.553s, 2036	—	—	602,099	839,689
IFB Ser. 2990, Class LB, 16.387s, 2034	—	—	1,589,503	1,963,084
IFB Ser. 3835, Class SD, 15 3/8s, 2041	4,000,000	4,896,880	30,005,644	36,733,510
IFB Ser. 3727, Class PS, IO, 6.481s, 2038	3,807,146	695,327	38,306,026	6,996,113
IFB Ser. 3398, Class SI, IO, 6.431s, 2036	—	—	4,790,093	638,807
IFB Ser. 3055, Class MS, IO, 6.381s, 2035	1,577,389	270,144	6,401,390	1,096,302
IFB Ser. 3677, Class KS, IO, 6.331s, 2040	—	—	7,916,367	1,236,827
IFB Ser. 3708, Class SQ, IO, 6.331s, 2040	—	—	26,029,963	4,918,101
Ser. 3645, Class ID, IO, 5s, 2040	122,978	22,002	809,404	144,810
Ser. 3680, Class KI, IO, 5s, 2038	3,151,455	620,679	18,173,666	3,579,304
Ser. 3632, Class CI, IO, 5s, 2038	144,678	26,991	950,145	177,259
Ser. 3626, Class DI, IO, 5s, 2037	102,164	13,188	672,035	86,753
Ser. 3653, Class CI, IO, 5s, 2036	2,874,079	369,722	12,547,218	1,614,074
Ser. 3623, Class CI, IO, 5s, 2036	92,077	14,862	606,024	97,816
Ser. 3747, Class HI, IO, 4 1/2s, 2037	—	—	526,897	84,298
Ser. 3736, Class QI, IO, 4s, 2034	—	—	16,009,173	2,093,700
Ser. 3707, Class HI, IO, 4s, 2023	205,315	22,837	1,084,874	120,671
Ser. T-8, Class A9, IO, 0.497s, 2028	240,450	3,156	687,804	9,027
Ser. T-59, Class 1AX, IO, 0.271s, 2043	535,083	4,348	1,530,372	12,434
Ser. T-48, Class A2, IO, 0.212s, 2033	738,689	5,328	2,113,099	15,240
FRB Ser. T-54, Class 2A, IO, zero %, 2043	305,929	—	875,194	—
FRB Ser. 3238, Class LK, zero %, 2036	301,655	304,310	—	—

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27 3/4s, 2031	507,346	737,039	2,479,855	3,602,570
IFB Ser. 05-74, Class NK, 26.437s, 2035	—	—	140,495	209,205
IFB Ser. 07-53, Class SP, 23.42s, 2037	—	—	647,149	931,481
IFB Ser. 06-86, Class SY, 23.237s, 2036	422,156	619,641	2,153,890	3,161,482
IFB Ser. 05-75, Class GS, 19.612s, 2035	676,902	892,154	710,951	937,031
IFB Ser. 11-4, Class CS, 12.475s, 2040	1,146,417	1,246,439	7,978,490	8,674,589
IFB Ser. 10-35, Class SG, IO, 6.187s, 2040	—	—	19,809,517	3,928,425
Ser. 10-21, Class IP, IO, 5s, 2039	—	—	1,379,368	298,935
Ser. 398, Class C5, IO, 5s, 2039	339,547	71,305	2,553,317	536,197
Ser. 09-31, Class PI, IO, 5s, 2038	—	—	8,172,572	1,458,201
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	2,769,594	289,016	14,980,648	1,563,280
Ser. 407, Class 1, IO, 4s, 2041	789,000	187,388	5,930,000	1,408,375
Ser. 407, Class 2, IO, 4s, 2041	317,000	74,495	2,368,000	556,480
Ser. 03-W10, Class 1, IO, 1.549s, 2043	125,901	5,902	638,667	29,938
Ser. 98-W2, Class X, IO, 1.218s, 2028	418,854	19,194	1,198,180	54,907
Ser. 98-W5, Class X, IO, 1.165s, 2028	175,157	7,533	501,052	21,549
FRB Ser. 07-80, Class F, 0.913s, 2037	—	—	2,216	2,216
Ser. 03-W1, Class 2A, IO, zero %, 2042	639,962	—	1,830,540	—
Ser. 07-44, Class CO, PO, zero %, 2037	—	—	229,650	190,286

First Horizon Alternative Mortgage Securities
FRB Ser. 06-AA4, Class 2A1, 6.014s, 2036	—	—	4,175,913	2,338,511

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class F, 5.35s, 2035	468,000	484,380	1,713,000	1,772,955

20

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.0%		300 Fund 43.3%
Principal amount		Value	Principal amount	Value

GE Capital Commercial Mortgage Corp.
FRB Ser. 06-C1, Class A2, 5.513s, 2044 F	$280,317	$281,739	$1,322,886	$1,329,595
Ser. 07-C1, Class A3, 5.481s, 2049	973,000	1,011,599	3,126,000	3,250,009

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038	616,000	622,160	—	—
Ser. 05-C2, Class XC, IO, 0.157s, 2043	11,024,690	86,696	48,354,561	380,251
Ser. 05-C3, Class XC, IO, 0.107s, 2045	74,189,193	373,846	—	—

GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 02-C2, Class H, 6.756s, 2038	—	—	1,713,000	1,771,345
FRB Ser. 03-C2, Class F, 5.67s, 2040	—	—	1,472,000	1,510,640

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.43s, 2041	2,520,000	3,581,374	18,378,000	26,118,446
IFB Ser. 10-158, Class SD, 14.361s, 2040	377,000	407,729	2,479,000	2,681,063
IFB Ser. 11-26, Class SP, 14.361s, 2040	—	—	2,119,000	2,177,273
IFB Ser. 11-25, Class SP, 13.911s, 2040	1,263,000	1,328,133	8,425,000	8,859,477
IFB Ser. 11-18, Class SN, 9.074s, 2040	—	—	2,565,334	1,932,418
IFB Ser. 11-18, Class YS, 9.074s, 2040	—	—	2,565,334	1,932,418
IFB Ser. 11-56, Class MS, 6.82s, 2041	1,972,000	1,885,962	2,394,000	2,289,550
IFB Ser. 11-56, Class SG, 6.786s, 2041	1,096,000	1,051,020	1,330,000	1,275,417
IFB Ser. 11-4, Class PS, IO, 5.967s, 2040	4,569,316	745,255	16,796,565	2,739,940
IFB Ser. 10-116, Class JS, IO, 5.837s, 2039	—	—	22,369,933	3,715,199
IFB Ser. 10-158, Class BS, IO, 5.807s, 2040	2,509,415	444,468	13,955,727	2,471,838
IFB Ser. 10-68, Class MS, IO, 5.637s, 2040	—	—	39,211,512	6,197,379
Ser. 11-70, Class SH, IO, 5s, 2041 Δ	3,615,000	857,478	13,288,000	3,151,748
Ser. 11-70, Class SN, IO, 5s, 2041 Δ	2,891,000	688,347	10,626,000	2,530,316
Ser. 11-70, PO, 3 1/2s, 2041	5,167,000	3,698,435	20,350,000	14,566,123
Ser. 10-151, Class KO, PO, zero %, 2037	880,176	752,375	5,281,059	4,514,249

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	849,718	867,200	3,165,081	3,230,200
Ser. 05-GG5, Class A2, 5.117s, 2037	1,164,440	1,175,898	—	—

Greenwich Capital Commercial
Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035	626,000	612,802	2,233,000	2,185,921

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.769s, 2038	803,000	845,013	1,756,000	1,847,874
Ser. 06-GG6, Class A2, 5.506s, 2038	1,538,861	1,550,402	5,802,645	5,846,165

GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 1.002s, 2040	1,675,568	17,600	7,953,193	83,540

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.953s, 2035	750,128	110,188	456,554	67,064
IFB Ser. 04-4, Class 1AS, IO, 5.374s, 2034	376,899	53,755	1,140,119	162,609
Ser. 06-RP2, Class 1AS1, IO, 5.265s, 2036	—	—	999,487	141,927
Ser. 98-2, IO, 0.736s, 2027	67,833	1,363	194,105	3,902
FRB Ser. 06-RP2, Class 1AF1, 0.613s, 2036	—	—	999,487	844,566
FRB Ser. 04-4, Class 1AF, 0.613s, 2034	376,899	316,595	1,140,119	957,700
FRB Ser. 05-RP1, Class 1AF, 0.563s, 2035	750,128	630,107	456,554	383,505
Ser. 98-3, IO, 0.444s, 2027	81,586	1,324	233,308	3,787
Ser. 99-2, IO, zero %, 2027	114,880	1,186	328,487	3,391
Ser. 98-4, IO, zero %, 2026	91,291	2,294	261,199	6,564

21

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.0%		300 Fund 43.3%
Principal amount		Value	Principal amount	Value

Harborview Mortgage Loan Trust
FRB Ser. 05-14, Class 5A1A, 5.583s, 2035	$—	$—	$2,419,444	$1,584,736
FRB Ser. 06-6, Class 3A1A, 3.571s, 2036	—	—	5,016,372	3,160,314

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR5, Class 1A2, 5.263s, 2036	171,559	17,156	410,011	41,001
FRB Ser. 07-AR5, Class 1A1, 5.009s, 2037	—	—	2,113,876	1,063,280
FRB Ser. 07-AR7, Class 2A1, 4.803s, 2037	743,008	428,567	2,274,488	1,311,925
FRB Ser. 06-AR11, Class 3A1, 3.658s, 2036	119,198	62,760	3,633,353	1,913,015
FRB Ser. 06-AR3, Class 2A1A, 2.895s, 2036	—	—	5,081,349	2,794,742
FRB Ser. 06-AR39, Class A1, 0.393s, 2037	—	—	9,114,361	5,742,048
FRB Ser. 06-AR21, Class A1, 0.333s, 2036	—	—	9,882,009	4,916,300
FRB Ser. 06-AR29, Class A2, 0.293s, 2036	1,714,364	891,469	9,057,693	4,710,000

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.413s, 2037	1,423,723	733,217	3,676,942	1,893,625
FRB Ser. 06-A7, Class 1A1, 0.373s, 2036	—	—	7,024,782	4,004,126
FRB Ser. 07-A1, Class 1A3A, 0.363s, 2037	—	—	3,978,934	2,188,413

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class A3, 6.186s, 2051	2,867,000	3,073,803	—	—
Ser. 06-LDP7, Class A2, 6.047s, 2045	667,042	667,910	2,611,341	2,614,740
FRB Ser. 07-LD11, Class A3, 6.005s, 2049	382,000	406,819	1,480,000	1,576,159
FRB Ser. 07-CB19, Class ASB, 5.915s, 2049	—	—	1,725,000	1,858,631
Ser. 07-C1, Class ASB, 5.857s, 2051	1,073,000	1,133,085	5,268,000	5,562,993
Ser. 07-LD12, Class A2, 5.827s, 2051	1,470,000	1,522,216	3,343,000	3,461,746
Ser. 07-C1, Class A3, 5.79s, 2051	577,000	605,181	2,217,000	2,325,279
Ser. 07-C1, Class A4, 5.716s, 2051	987,000	1,077,009	4,175,000	4,555,739
FRB Ser. 06-CB14, Class A3B, 5.664s, 2044	1,121,000	1,173,059	3,841,000	4,019,376
Ser. 06-CB16, Class A2, 5.45s, 2045	—	—	607,541	611,448
Ser. 06-CB17, Class A3, 5.45s, 2043	1,519,000	1,563,320	7,419,000	7,635,464
Ser. 06-LDP8, Class A3B, 5.447s, 2045	70,000	73,503	543,000	570,173
Ser. 07-LDPX, Class A3S, 5.317s, 2049	—	—	4,595,000	4,786,339
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,668,000	1,695,322	6,560,000	6,667,453
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,288,168	1,329,972	3,571,654	3,687,561
Ser. 05-CB13, Class A2, 5.247s, 2043	1,396,130	1,395,230	5,176,481	5,173,142
Ser. 04-CB8, Class B, 4 1/2s, 2039	876,000	900,090	—	—
Ser. 06-LDP9, Class X, IO, 0.634s, 2047	49,364,654	887,493	196,057,650	3,524,783
Ser. 06-CB16, Class X1, IO, 0.215s, 2045	3,639,657	46,500	17,276,634	220,725

LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	668,000	688,348	1,949,000	2,008,370

LB Commercial Conduit Mortgage Trust 144A
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	1,051,000	1,080,878	3,764,000	3,871,002

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040	16,840	17,455	—	—
Ser. 07-C7, Class A2, 5.588s, 2045	1,660,000	1,704,801	8,382,000	8,608,219
Ser. 06-C3, Class A2, 5.532s, 2032	376,376	376,323	2,305,874	2,305,553
Ser. 05-C7, Class A2, 5.103s, 2030	45,248	45,248	230,700	230,700
Ser. 07-C2, Class XW, IO, 0.753s, 2040	1,080,601	23,739	5,130,437	112,709

22

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.0%		300 Fund 43.3%
	Principal amount	Value	Principal amount	Value

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C2, Class J, 6.235s, 2035	$730,000	$741,388	$5,764,000	$5,853,918
Ser. 03-C8, Class G, 5.35s, 2037	—	—	1,803,000	1,854,915
Ser. 03-C5, Class XCL, IO, 0.943s, 2037	1,187,995	17,658	5,639,695	83,826
Ser. 05-C3, Class XCL, IO, 0.342s, 2040	—	—	68,352,645	1,264,312

Lehman XS Trust FRB Ser. 07-8H, Class A1,
0.343s, 2037	—	—	7,605,755	4,031,050

Luminent Mortgage Trust FRB Ser. 06-7,
Class 1A1, 0.393s, 2036	—	—	2,063,387	1,320,568

Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 0.831s, 2027	—	—	2,083,082	1,756,574

Merrill Lynch Mortgage Investors, Inc. FRB
Ser. 97-C2, Class F, 6 1/4s, 2029	680,859	722,388	2,453,253	2,602,891

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	796,000	851,492	1,657,000	1,772,515
FRB Ser. 07-C1, Class A2, 5.916s, 2050	892,744	916,449	3,186,683	3,271,299
Ser. 08-C1, Class A2, 5.425s, 2051	550,000	568,292	1,597,022	1,650,137
Ser. 05-MCP1, Class XC, IO, 0.217s, 2043	57,532,910	626,850	170,255,839	1,855,023

Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A2, 6.127s, 2049	362,000	382,445	1,150,000	1,214,951
Ser. 07-7, Class ASB, 5.745s, 2050	868,000	920,660	3,398,000	3,604,152
Ser. 06-1, Class A2, 5.439s, 2039	182,214	182,146	405,455	405,304
Ser. 07-6, Class A2, 5.331s, 2051	1,651,000	1,682,264	6,684,000	6,810,572
Ser. 2006-3, Class A2, 5.291s, 2046	1,319,953	1,328,830	4,816,935	4,849,333
FRB Ser. 06-4, Class A2FL, 0.347s, 2049	1,539,930	1,486,995	5,859,423	5,658,006

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 6.031s, 2049	2,493,000	2,581,767	9,129,000	9,454,050
FRB Ser. 07-HQ12, Class A2, 5.777s, 2049	436,718	444,320	1,922,120	1,955,581
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,535,000	1,576,914	5,869,000	6,029,257
Ser. 07-IQ16, Class A2, 5.623s, 2049	1,477,000	1,526,376	5,130,000	5,301,496
Ser. 2006-HQ9, Class A2, 5.618s, 2044	552,000	559,181	2,822,000	2,858,714
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,488,273	1,512,845	6,081,377	6,181,780
Ser. 07-IQ13, Class A3, 5.331s, 2044	676,000	714,070	1,889,000	1,995,383
Ser. 06-T21, Class A2, 5.09s, 2052	12,114	12,106	29,074	29,053
Ser. 05-HQ6, Class A2A, 4.882s, 2042	529,012	534,698	2,186,907	2,210,409
Ser. 03-IQ4, Class X1, IO, 0.548s, 2040	14,857,814	456,062	60,617,083	1,860,646
FRB Ser. 07-HQ12, Class A2FL,
0.471s, 2049	200,553	185,551	1,012,136	936,428

Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.423s, 2036	239,246	169,864	1,162,364	825,278
Ser. 06-6AR, Class 2A, 2.655s, 2036	—	—	162,762	99,285

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	574,000	608,440	843,571	894,185

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.453s, 2036	—	—	2,635,611	1,317,806
FRB Ser. 06-AR4, Class A1A, 0.383s, 2036	—	—	2,701,072	1,323,525

Nomura Asset Securities Corp. 144A
Ser. 98-D6, Class B1, 6s, 2030	—	—	2,441,000	2,566,004

23

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 35.0%		300 Fund 43.3%
	Principal amount	Value	Principal amount	Value

Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	$201,432	$120,796	$998,403	$598,730
Ser. 06-QS13, Class 1A5, 6s, 2036	48,433	29,635	205,942	126,011

Residential Asset Securitization Trust FRB
Ser. 05-A2, Class A1, 0.713s, 2035	142,290	111,976	586,628	461,649

Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	574,449	305,176	2,345,330	1,245,957
FRB Ser. 06-9, Class 1A1, 5.197s, 2036	133,179	80,992	731,258	444,709
FRB Ser. 07-4, Class 1A1, 0.453s, 2037	—	—	1,838,157	946,651

Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
0.563s, 2034	—	—	455,066	365,190

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045	334,645	46,223	1,696,491	234,328
Ser. 07-4, Class 1A4, IO, 1s, 2045	739,679	20,453	3,491,406	96,542

Structured Asset Securities Corp. 144A FRB
Ser. 05-RF2, Class A, 0.563s, 2035	1,594,706	1,315,633	3,711,983	3,062,386

Vericrest Opportunity Loan Transferee 144A
Ser. 10-NPL1, Class M, 6s, 2039	441,388	439,181	2,986,092	2,971,161

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.932s, 2049	842,000	901,727	3,297,000	3,530,870
Ser. 06-C25, Class A2, 5.684s, 2043	136,543	136,543	373,059	373,059
Ser. 06-C28, Class A3, 5.679s, 2048	455,000	480,873	1,571,000	1,660,334
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,334,091	1,346,220	4,383,583	4,423,437
Ser. 07-C30, Class APB, 5.294s, 2043	688,000	706,237	3,965,000	4,070,101
Ser. 07-C30, Class A3, 5.246s, 2043	826,000	848,040	3,371,000	3,460,947

Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 1.282s, 2035	35,030,134	520,197	5,943,956	88,268

Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A1, 0.263s, 2036	—	—	4,073,533	2,077,502

Washington Mutual Mortgage Pass-Through
Certificates FRB Ser. 07-0C2, Class A3,
0.523s, 2037	—	—	5,868,871	3,521,322

Total mortgage-backed securities
(cost $127,129,059 and $630,745,769)		$128,741,137		$641,266,368

ASSET-BACKED SECURITIES*	100 Fund 8.5%		300 Fund 8.8%
	Principal amount	Value	Principal amount	Value

Accredited Mortgage Loan Trust FRB
Ser. 07-1, Class A3, 0.343s, 2037	$1,019,000	$710,753	$3,079,000	$2,147,603

Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	681,945	484,181	—	—
Ser. 00-A, Class A2, 7.575s, 2030	2,355,811	1,560,725	—	—

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	2,044,188	1,594,467	7,827,802	6,105,685
Ser. 00-5, Class A7, 8.2s, 2032	657,794	549,258	—	—
Ser. 00-5, Class A6, 7.96s, 2032	3,162,043	2,794,456	4,686,203	4,141,432
Ser. 00-6, Class A5, 7.27s, 2031	1,400,476	1,472,530	7,055,258	7,418,252

24

ASSET-BACKED SECURITIES* cont.	100 Fund 8.5%		300 Fund 8.8%
Principal amount		Value	Principal amount	Value

Conseco Finance Securitizations Corp.
Ser. 01-1, Class A5, 6.99s, 2031	$3,105,095	$3,198,248	$4,598,580	$4,736,538
Ser. 01-3, Class A4, 6.91s, 2033	454,881	473,077	2,065,017	2,147,618

Countrywide Asset Backed Certificates
FRB Ser. 07-9, Class 2A3, 0.393s, 2047	—	—	7,440,000	3,288,763
FRB Ser. 07-8, Class 2A2, 0.343s, 2037	—	—	3,881,000	3,095,098
FRB Ser. 07-1, Class 2A2, 0.313s, 2037	—	—	2,000,000	1,620,000

First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF11, Class 2A3,
0.363s, 2036	—	—	1,556,000	918,040

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	1,572,780	1,439,094	7,942,575	7,267,456
Ser. 96-8, Class M1, 7.85s, 2027	366,000	356,858	1,337,000	1,303,603
FRN Ser. 96-9, Class M1, 7.63s, 2027	1,252,000	1,268,266	4,575,000	4,634,437
Ser. 99-4, Class A7, 7.41s, 2031	—	—	2,235,893	2,057,022
Ser. 99-3, Class A8, 7.06s, 2031	700,000	673,750	1,876,000	1,805,650
Ser. 1997-5, Class M1, 6.95s, 2029	1,306,000	1,279,880	5,010,000	4,909,800
Ser. 98-3, Class A6, 6.76s, 2030	490,239	518,723	1,314,950	1,391,351
Ser. 99-3, Class A7, 6.74s, 2031	523,537	523,537	—	—
Ser. 99-2, Class A7, 6.44s, 2030	398,440	408,184	—	—

Greenpoint Manufactured Housing Ser. 00-3,
Class IA, 8.45s, 2031	1,495,960	1,530,554	—	—

GSAA Home Equity Trust
FRB Ser. 05-11, Class 3A4, 0.463s, 2035	—	—	1,502,425	1,247,013
FRB Ser. 06-3, Class A2, 0.403s, 2036	—	—	8,937,907	4,915,849
FRB Ser. 06-11, Class 2A2, 0.373s, 2036	—	—	11,156,847	5,913,129
FRB Ser. 06-17, Class A1, 0.273s, 2036	967,085	473,872	4,062,937	1,990,839
FRB Ser. 06-12, Class A1, 0.263s, 2036	—	—	9,214,198	4,738,862
FRB Ser. 07-3, Class 2A1A, 0.227s, 2047	1,142,059	622,422	5,646,109	3,077,130

GSAMP Trust
FRB Ser. 07-HE2, Class A2A, 0.333s, 2047	20,688	19,560	63,524	60,062
FRB Ser. 07-NC1, Class A2B, 0.313s, 2046	—	—	11,562,000	4,913,850

HSI Asset Securitization Corp. Trust FRB
Ser. 06-HE1, Class 2A1, 0.263s, 2036	19,244	13,976	81,825	59,425

Lehman XS Trust
FRB Ser. 06-8, Class 2A1, 0.393s, 2036	—	—	4,500,344	2,587,698
FRB Ser. 06-19, Class A2, 0.383s, 2036	—	—	14,676,653	9,172,908
FRB Ser. 07-3, Class 1BA1, 0.373s, 2037	—	—	4,746,628	2,017,317

Long Beach Mortgage Loan Trust FRB Ser. 06-WL1,
Class 2A3, 0.453s, 2046	—	—	1,505,240	1,046,142

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.463s, 2032	1,797,000	1,680,195	5,927,000	5,541,745

Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 07-1, Class A2B,
0.383s, 2037	—	—	4,788,487	2,729,437

Morgan Stanley Capital, Inc. FRB Ser. 06-WMC2,
Class A2C, 0.363s, 2036	—	—	2,785,462	1,030,621

Morgan Stanley IXIS Real Estate Capital FRB
Ser. 06-2, Class A3, 0.363s, 2036	—	—	11,243,816	4,160,212

25

ASSET-BACKED SECURITIES* cont.	100 Fund 8.5%		300 Fund 8.8%
	Principal amount	Value	Principal amount	Value

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030	$1,035,729	$673,548	$2,828,620	$1,839,489
Ser. 00-D, Class A4, 7.4s, 2030	515,274	351,192	3,529,774	2,405,764
Ser. 02-B, Class A4, 7.09s, 2032	—	—	2,929,082	2,993,361
Ser. 02-A, Class A4, 6.97s, 2032	—	—	2,595,177	2,599,233
Ser. 98-A, Class M, 6.825s, 2028	1,324,000	1,239,819	2,176,000	2,037,649
Ser. 01-C, Class A3, 6.61s, 2021	2,673,164	1,543,755	—	—
Ser. 99-B, Class A3, 6.45s, 2017	1,054,546	1,031,477	—	—
Ser. 01-E, Class A3, 5.69s, 2031 F	860,839	716,649	—	—
Ser. 01-D, Class A2, 5.26s, 2019	996,266	712,330	2,640,653	1,888,067
Ser. 02-B, Class A2, 5.19s, 2019	1,318,284	1,224,413	2,284,821	2,122,126

WAMU Asset-Backed Certificates FRB
Ser. 07-HE1, Class 2A1, 0.263s, 2037	64,144	61,338	252,152	241,120

Total asset-backed securities
(cost $30,787,143 and $128,543,294)		$31,201,087		$130,317,396

CORPORATE BONDS AND NOTES*	100 Fund 8.3%		300 Fund 15.7%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		0.1%		0.1%
Omnicom Group, Inc. sr. unsec. unsub.
notes 4.45s, 2020	$315,000	$312,723	$1,675,000	$1,662,893

		312,723		1,662,893
Automotive		0.1%		0.3%
BMW US Capital, LLC company guaranty
sr. unsec. unsub. notes Ser. EMTN,
4 1/4s, 2011	120,000	122,382	510,000	520,124

Daimler Finance North America LLC
company guaranty unsec. unsub. notes
7.3s, 2012 (Germany)	310,000	324,346	1,085,000	1,135,211

Daimler Finance North America, LLC
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011 (Germany)	115,000	117,062	200,000	203,586

Ford Motor Credit Corp. sr. unsec. notes
12s, 2015	—	—	1,250,000	1,595,229

Lear Corp. company guaranty sr. unsec.
bonds 7 7/8s, 2018	—	—	328,000	359,980

		563,790		3,814,130
Banking		1.4%		2.0%
Citigroup, Inc. unsec. sub. notes
5 5/8s, 2012	650,000	682,957	3,650,000	3,835,066

ING Bank NV 144A sr. unsec. notes FRN
1.36s, 2013 (Netherlands)	585,000	586,207	4,230,000	4,238,731

Lloyds TSB Bank PLC bank guaranty sr.
unsec. unsub. notes 4 7/8s, 2016
(United Kingdom)	510,000	535,339	60,000	62,981

Lloyds TSB Bank PLC company guaranty sr.
unsec. sub. notes Ser. MTN, 6 1/2s, 2020
(United Kingdom)	—	—	3,600,000	3,673,669

National Australia Bank, Ltd. 144A sr.
unsec. notes 2 1/2s, 2013 (Australia)	690,000	704,004	2,830,000	2,887,435

26

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%	300 Fund 15.7%
Principal amount	Value	Principal amount	Value

Banking cont.
Royal Bank of Scotland PLC (The) 144A
company guaranty sr. unsec. unsub. notes
4 7/8s, 2014 (United Kingdom)	$430,000	$453,005	$1,620,000	$1,706,672

Royal Bank of Scotland PLC (The) company
guaranty sr. unsec. unsub. notes Ser. 2,
3.4s, 2013 (United Kingdom)	325,000	334,346	2,560,000	2,633,620

Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	200,000	210,307	425,000	446,902

Sumitomo Mitsui Banking Corp. 144A
sr. unsec. notes 2.15s, 2013 (Japan)	685,000	690,946	3,610,000	3,641,335

UBS AG/Jersey Branch jr. unsec. sub.
FRB 4.28s, 2015 (Cayman Islands)	EUR	—	—	40,000	54,207

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	$—	—	$500,000	527,500

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 1/4s, 2035 (Russia)	200,000	211,000	1,850,000	1,951,750

VTB Bank OJSC Via VTB Capital SA 144A
sr. unsec. notes 6 7/8s, 2018 (Russia)	—	—	1,000,000	1,075,000

Westpac Banking Corp. sr. unsec.
unsub. bonds 2 1/4s, 2012 (Australia)	720,000	733,811	2,665,000	2,716,120

5,141,922	29,450,988
Beverage	0.3%	0.4%
Anheuser-Busch InBev Worldwide, Inc.
company guaranty sr. unsec. unsub.
notes 5 3/8s, 2014	565,000	628,674	2,775,000	3,087,737

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016	400,000	436,000	2,105,000	2,294,450

1,064,674	5,382,187
Biotechnology	—%	—%
Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016	—	—	336,000	369,600

—	369,600
Broadcasting	0.1%	0.3%
Belo Corp. sr. unsec. unsub. notes
8s, 2016	—	—	500,000	550,000

DISH DBS Corp. company guaranty
7 1/8s, 2016	—	—	977,000	1,040,505

Turner Broadcasting System, Inc. sr.
unsec. unsub. note company quaranty
8 3/8s, 2013	360,000	411,586	2,365,000	2,703,890

411,586	4,294,395
Building materials	—%	0.1%
Building Materials Corp. 144A sr. notes
7s, 2020	—	—	1,010,000	1,052,925

—	1,052,925
Cable television	0.2%	0.4%
CCO Holdings, LLC/CCO Holdings Capital
Corp. company guaranty sr. unsec. notes
7 7/8s, 2018	—	—	1,020,000	1,105,425

27

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%	300 Fund 15.7%
Principal amount	Value	Principal amount	Value

Cable television cont.
Comcast Cable Holdings LLC debs.
9.8s, 2012	$58,000	$61,863	$290,000	$309,314

Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015	447,000	511,024	2,205,000	2,520,822

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014	—	—	1,215,000	1,359,281

Mediacom Broadband, LLC/Mediacom
Broadband Corp. sr. unsec. unsub. notes
8 1/2s, 2015	—	—	1,000,000	1,040,000

572,887	6,334,842
Chemicals	0.2%	0.4%
Airgas, Inc. sr. unsec. unsub. notes
2.85s, 2013	255,000	260,803	1,145,000	1,171,057

Dow Chemical Co. (The) sr. unsec. FRN
2.518s, 2011	80,000	80,450	340,000	341,914

Dow Chemical Co. (The) sr. unsec. notes
7.6s, 2014	355,000	412,102	1,270,000	1,474,282

Huntsman International, LLC company
guaranty sr. unsec. sub. notes
7 3/8s, 2015	—	—	1,000,000	1,023,750

Ineos Finance PLC 144A company
guaranty sr. notes 9 1/4s, 2015
(United Kingdom)	EUR	—	—	195,000	312,672

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017	$—	—	$813,000	906,495

753,355	5,230,170
Coal	—%	0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	—	—	481,000	484,006

CONSOL Energy, Inc. company guaranty
sr. unsec. notes 8s, 2017	—	—	985,000	1,088,425

Peabody Energy Corp. company guaranty
7 3/8s, 2016	—	—	945,000	1,065,488

—	2,637,919
Combined utilities	—%	0.1%
El Paso Corp. sr. unsec. notes 7s, 2017	—	—	1,140,000	1,265,272

—	1,265,272
Commercial and consumer services	—%	0.2%
Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	—	—	3,000,000	3,090,000

—	3,090,000
Computers	0.3%	0.3%
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)	466,000	547,550	2,095,000	2,461,625

Xerox Corp. sr. unsec. notes 6 7/8s, 2011	435,000	442,417	1,615,000	1,642,536

Xerox Corp. sr. unsec. unsub. notes
4 1/4s, 2015	—	—	120,000	127,356

989,967	4,231,517

28

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%	300 Fund 15.7%
Principal amount	Value	Principal amount	Value

Consumer	—%	0.1%
Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017	$—	$—	$980,000	$1,052,275

—	1,052,275
Consumer goods	0.1%	0.1%
Fortune Brands, Inc. sr. unsec. unsub.
notes 3s, 2012	435,000	442,700	1,635,000	1,663,942

442,700	1,663,942
Electric utilities	0.8%	1.3%
AES Corp. (The) sr. unsec. notes 8s, 2020	—	—	500,000	547,500

AES Corp. (The) sr. unsec. unsub. notes
8s, 2017	—	—	1,005,000	1,092,938

Aguila 3 SA company guaranty sr. notes
Ser. REGS, 7 7/8s, 2018 (Luxembourg)	CHF	—	—	888,000	1,066,587

Allegheny Energy Supply 144A sr. unsec.
bond 8 1/4s, 2012	$820,000	867,171	$4,180,000	4,420,459

CMS Energy Corp. sr. unsec. unsub.
notes FRN 1.228s, 2013	130,000	129,350	760,000	756,200

FirstEnergy Corp. notes Ser. B,
6.45s, 2011	291,000	298,860	1,081,000	1,110,199

KCP&L Greater Missouri Operations Co.
sr. unsec. unsub. notes 11 7/8s, 2012	631,000	702,557	3,439,000	3,828,993

Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	311,041	311,859	2,109,420	2,114,967

Texas-New Mexico Power Co. 144A
1st mtge. sec. 9 1/2s, 2019	654,000	836,083	3,816,000	4,878,431

3,145,880	19,816,274
Electronics	—%	—%
NXP BV/NXP Funding, LLC company
guaranty sr. notes FRN Ser. EXCH, 3.028s,
2013 (Netherlands)	—	—	435,000	432,825

—	432,825
Energy (oil field)	—%	—%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)	—	—	754,000	737,035

—	737,035
Financial	0.4%	1.0%
Ally Financial, Inc. company guaranty sr.
unsec. unsub. notes 4 1/2s, 2014	—	—	1,500,000	1,515,000

American Express Travel Related
Services Co., Inc. sr. unsec. unsub. notes
FRN Ser. EMTN, 0.411s, 2011	300,000	299,145	1,400,000	1,396,010

Berkshire Hathaway Finance Corp.
company guaranty sr. notes 4s, 2012	85,000	87,849	415,000	428,911

CIT Group, Inc. sr. bonds 7s, 2014	—	—	1,000,000	1,018,750

CIT Group, Inc. 144A company guaranty
notes 5 1/4s, 2014	—	—	1,500,000	1,536,224

Erac USA Finance Co. 144A company
guaranty notes 2 1/4s, 2014	390,000	390,918	3,185,000	3,192,500

29

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%	300 Fund 15.7%
Principal amount	Value	Principal amount	Value

Financial cont.
Erac USA Finance Co. 144A company
guaranty sr. notes 2 3/4s, 2013	$445,000	$453,948	$2,315,000	$2,361,549

GATX Corp. notes 4 3/4s, 2012	180,000	188,416	750,000	785,065

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr.
unsec. notes 7 3/4s, 2016	—	—	1,150,000	1,184,500

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017	—	—	1,027,000	1,078,350

1,420,276	14,496,859
Food	0.3%	0.5%
Dean Foods Co. company guaranty sr.
unsec. unsub. notes 7s, 2016	—	—	365,000	351,313

Foodcorp (Pty), Ltd. 144A company
guaranty sr. notes 8 3/4s, 2018
(South Africa)	EUR	—	—	250,000	365,937

Kraft Foods, Inc. sr. unsec. notes
2 5/8s, 2013	$730,000	750,088	$3,270,000	3,359,981

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014	—	—	905,000	1,072,425

Tyson Foods, Inc. sr. unsec. unsub. notes
10 1/2s, 2014	400,000	483,000	1,960,000	2,366,700

1,233,088	7,516,356
Forest products and packaging	0.5%	0.9%
Georgia-Pacific, LLC sr. unsec. unsub.
notes 8 1/8s, 2011	575,000	575,719	2,600,000	2,603,250

Georgia-Pacific, LLC 144A company
guaranty 7 1/8s, 2017	—	—	965,000	1,025,313

PE Paper Escrow GmbH 144A sr. notes
12s, 2014 (Austria)	—	—	890,000	1,027,950

Sealed Air Corp. sr. notes 7 7/8s, 2017	265,000	299,354	1,385,000	1,564,550

Sealed Air Corp. 144A notes 5 5/8s, 2013	—	—	1,442,000	1,516,025

Verso Paper Holdings, LLC/Verso
Paper, Inc. sr. notes 11 1/2s, 2014	—	—	1,274,000	1,388,660

Weyerhaeuser Co. sr. unsec. unsub.
notes 7 1/4s, 2013	825,000	903,244	4,175,000	4,570,961

1,778,317	13,696,709
Gaming and lottery	—%	—%
Lottomatica SpA sub. notes FRN
Ser. REGS, 8 1/4s, 2066 (Italy)	EUR	—	—	100,000	153,687

—	153,687
Health-care services	—%	0.2%
Fresenius US Finance II, Inc. 144A
sr. unsec. notes 9s, 2015	$—	—	$900,000	1,031,625

HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 ‡‡	—	—	920,000	987,850

Tenet Healthcare Corp. sr. notes 9s, 2015	—	—	785,000	855,650

Tenet Healthcare Corp. sr. notes 8
7/8s, 2019	—	—	130,000	146,900

—	3,022,025

30

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%		300 Fund 15.7%
	Principal amount	Value	Principal amount	Value

Insurance		0.7%		0.9%
Hartford Financial Services Group, Inc.
(The) jr. unsec. sub. debs. FRB
8 1/8s, 2038	$235,000	$263,613	$1,075,000	$1,205,890

MetLife Global Funding I 144A sr. sec.
unsub. notes 5 1/8s, 2013	100,000	107,074	350,000	374,758

MetLife Global Funding I 144A sr. unsec.
notes 2 7/8s, 2012	270,000	275,854	1,030,000	1,052,330

MetLife Global Funding I 144A
sr. unsub. notes 5 1/8s, 2014	100,000	109,004	200,000	218,007

MetLife, Inc. sr. unsec. unsub. notes
2 3/8s, 2014	500,000	506,928	4,000,000	4,055,420

New York Life Global Funding 144A notes
3s, 2015	930,000	950,046	4,560,000	4,658,291

Prudential Financial, Inc. sr. notes 6.2s, 2015	425,000	474,110	1,595,000	1,779,307

		2,686,629		13,344,003
Investment banking/Brokerage		0.3%		0.3%
Goldman Sachs Group, Inc. (The)
sr. notes 3 5/8s, 2012	194,000	200,302	791,000	816,695

TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes
2.95s, 2012	770,000	787,456	4,250,000	4,346,348

		987,758		5,163,043
Lodging/Tourism		—%		0.1%
Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes Ser. Q,
6 3/4s, 2016 R	—	—	1,000,000	1,032,500

MGM Resorts International sr. notes
10 3/8s, 2014	—	—	340,000	393,125

		—		1,425,625
Machinery		—%		—%
Altra Holdings, Inc. company guaranty
sr. notes 8 1/8s, 2016	—	—	227,000	246,863

		—		246,863
Media		0.1%		0.2%
Interpublic Group of Companies, Inc. (The)
sr. unsec. notes 10s, 2017	—	—	895,000	1,067,288

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	310,000	332,940	1,571,000	1,687,252

		332,940		2,754,540
Metals		0.5%		0.7%
FMG Resources August 2006 Pty, Ltd.
144A sr. notes 7s, 2015 (Australia)	—	—	1,000,000	1,056,608

Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	400,000	440,500	1,836,000	2,021,895

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 8.95s, 2014
(Australia)	505,000	611,435	2,495,000	3,020,851

Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	269,000	285,813	1,386,000	1,472,625

Teck Resources Limited sr. unsec. unsub.
notes 7s, 2012 (Canada)	630,000	672,833	3,190,000	3,406,885

		2,010,581		10,978,864

31

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%	300 Fund 15.7%
Principal amount	Value	Principal amount	Value

Natural gas utilities	0.5%	0.8%
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	$740,000	$775,669	$3,780,000	$3,962,204

Kinder Morgan, Inc./Kansas sr. notes
6 1/2s, 2012	490,000	519,400	2,510,000	2,660,600

NGPL PipeCo, LLC 144A sr. unsec. notes
6.514s, 2012	600,000	633,213	4,400,000	4,643,562

1,928,282	11,266,366
Oil and gas	0.2%	1.0%
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015	—	—	935,000	1,125,506

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
8 1/4s, 2020	—	—	955,000	1,060,050

Gazprom OAO Via White Nights Finance BV
notes 10 1/2s, 2014 (Netherlands)	—	—	1,000,000	1,204,710

Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	—	—	593,000	613,755

Petrobras International Finance Co.
company guaranty sr. unsec. notes 3 7/8s,
2016 (Brazil)	—	—	5,000,000	5,056,603

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014	—	—	1,000,000	1,146,250

Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	—	—	985,000	1,024,400

Ras Laffan Liquefied Natural Gas Co., Ltd.
144A company guaranty sr. notes 4 1/2s,
2012 (Qatar)	250,000	259,483	1,000,000	1,037,931

Total Capital SA company guaranty sr.
unsec. unsub. notes 3s, 2015 (France)	500,000	514,967	2,900,000	2,986,807

774,450	15,256,012
Pharmaceuticals	—%	0.1%
ConvaTec Healthcare E SA 144A sr.
notes 7 3/8s, 2017 (Luxembourg)	EUR	—	—	510,000	788,169

—	788,169
Power producers	—%	0.2%
GenOn Energy, Inc. sr. unsec. unsub.
notes 7 5/8s, 2014	$—	—	$1,500,000	1,571,250

NRG Energy, Inc. sr. notes 7 3/8s, 2016	—	—	1,025,000	1,063,438

—	2,634,688
Railroads	—%	—%
RailAmerica, Inc. company guaranty
sr. notes 9 1/4s, 2017	—	—	305,000	339,313

—	339,313
Real estate	0.2%	0.5%
Corrections Corporation of America
company guaranty sr. notes 7 3/4s, 2017	—	—	415,000	453,906

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R	—	—	1,730,000	1,758,113

32

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%	300 Fund 15.7%
Principal amount	Value	Principal amount	Value

Real estate cont.
Simon Property Group LP sr. unsec.
unsub. notes 5.1s, 2015 R	$700,000	$769,274	$3,900,000	$4,285,956

Simon Property Group LP sr. unsec.
unsub. notes 4.2s, 2015 R	70,000	74,356	300,000	318,671

843,630	6,816,646
Regional Bells	0.2%	0.3%
Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	—	—	1,005,000	1,089,169

Frontier Communications Corp. sr. unsec.
notes 7 7/8s, 2015	605,000	654,913	2,835,000	3,068,888

Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014	—	—	1,000,000	1,020,000

654,913	5,178,057
Retail	0.4%	0.6%
Autonation, Inc. company guaranty sr.
unsec. notes 6 3/4s, 2018	465,000	487,088	2,560,000	2,681,600

QVC Inc. 144A sr. notes 7 1/8s, 2017	215,000	227,363	965,000	1,020,488

Sears Holdings Corp. 144A sr. notes
6 5/8s, 2018	—	—	725,000	709,594

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	505,000	607,273	2,495,000	3,000,290

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017	—	—	950,000	1,021,250

1,321,724	8,433,222
Telecommunications	0.2%	0.7%
Digicel Group, Ltd. 144A sr. unsec. notes
12s, 2014 (Bermuda)	—	—	1,480,000	1,735,300

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017
(United Kingdom)	—	—	210,000	222,075

NII Capital Corp. company guaranty
sr. unsec. unsub. notes 10s, 2016	—	—	1,270,000	1,457,325

SBA Tower Trust 144A company guaranty
mtge. notes 4.254s, 2015	625,000	657,732	2,900,000	3,051,877

Sprint Capital Corp. company guaranty
sr. unsec. notes 8 3/8s, 2012	—	—	1,036,000	1,094,275

Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 3/8s,
2018 (Netherlands)	EUR	—	—	850,000	1,327,299

Windstream Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2017	$—	—	$1,000,000	1,080,000

657,732	9,968,151
Telephone	0.2%	0.3%
CenturyLink, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012	610,000	650,448	3,010,000	3,209,587

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	—	—	1,000,000	1,067,500

650,448	4,277,087

33

CORPORATE BONDS AND NOTES* cont.	100 Fund 8.3%		300 Fund 15.7%
	Principal amount	Value	Principal amount	Value

Textiles		—%		0.1%
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B, 3.831s, 2014	$—	$—	$1,500,000	$1,500,000

		—		1,500,000
Total corporate bonds and notes
(cost $29,902,674 and $225,928,555)		$30,680,252		$231,775,474

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*	100 Fund 12.3%		300 Fund 14.8%
	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed
Mortgage Obligations		1.1%		2.3%
Government National Mortgage
Association Pass-Through Certificates
4 1/2s, TBA, May 1, 2041	$2,000,000	$2,086,250	$20,000,000	$20,862,500
4s, with due dates from January 20,
2041 to February 20, 2041	1,985,345	2,013,108	7,857,610	7,967,494
3 1/2s, TBA, May 1, 2041	—	—	5,000,000	4,832,422

		4,099,358		33,662,416
U.S. Government Agency
Mortgage Obligations		11.2%		12.5%
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
3 1/2s, with due dates from
December 1, 2040 to January 1, 2041	3,970,069	3,783,971	16,869,461	16,078,705

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, May 1, 2041	14,928,000	15,359,512	83,238,000	85,644,094
4 1/2s, TBA, April 1, 2041	3,000,000	3,090,234	13,000,000	13,391,015
4s, TBA, May 1, 2041	18,000,000	17,915,625	57,000,000	56,732,813
3 1/2s, TBA, May 1, 2041	1,000,000	953,828	14,000,000	13,353,593

		41,103,170		185,200,220
Total U.S. government and agency
mortgage obligations
(cost $44,560,595 and $215,864,636)		$45,202,528		$218,862,636

U.S. GOVERNMENT AGENCY OBLIGATIONS*	100 Fund 0.6%		300 Fund 0.3%
	Principal amount	Value	Principal amount	Value

Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	$925,000	$927,733	$2,025,000	$2,030,984

Morgan Stanley 2s, FDIC guaranteed
notes, September 22, 2011	700,000	705,102	1,500,000	1,510,932

Wells Fargo & Co.
3s, FDIC guaranteed notes,
December 9, 2011	308,000	313,223	660,000	671,192
2 1/8s, FDIC guaranteed notes,
June 15, 2012	392,000	400,090	840,000	857,337

Total U.S. government agency obligations
(cost $2,328,881 and $5,033,986)		$2,346,148		$5,070,445

34

U.S. TREASURY OBLIGATIONS*	100 Fund —%		300 Fund —%
Principal amount		Value	Principal amount	Value

U.S. Treasury Notes 2 5/8s,
November 15, 2020	$56,000	$52,988	$371,000	$351,044

Total U.S. treasury obligations
(cost $52,501 and $347,823)		$52,988		$351,044

FOREIGN GOVERNMENT BONDS AND NOTES*	100 Fund 0.7%		300 Fund 2.1%
Principal amount		Value	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds
7s, 2017	$—	$—	$2,810,000	$2,529,000

Argentina (Republic of) sr. unsec. bonds
Ser. VII, 7s, 2013	—	—	1,175,000	1,191,321

Argentina (Republic of) sr. unsec. unsub.
bonds 7s, 2015	1,340,000	1,260,900	13,520,000	12,721,914

Argentina (Republic of) sr. unsec. unsub.
bonds FRB 0.467s, 2012	2,130,000	510,668	14,010,000	3,358,898

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021	—	—	960,000	976,463

Korea Development Bank sr. unsec.
unsub. notes 4s, 2016	300,000	305,218	2,000,000	2,034,789

Ontario (Province of) sr. unsec.
unsub. bonds 1 7/8s, 2012	600,000	611,973	2,100,000	2,141,906

Ukraine (Government of) sr. unsec.
bonds 6.385s, 2012	—	—	4,000,000	4,121,640

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013	—	—	1,700,000	1,813,050

Total foreign government bonds
and notes (cost $2,706,022 and $30,900,704)		$2,688,759		$30,888,981

PURCHASED OPTIONS OUTSTANDING*		100 Fund 0.1%		300 Fund 0.1%
	Expiration date/	Contract		Contract
	strike price	amount	Value	amount	Value

Option on an interest rate
swap with Deutsche Bank
AG for the right to receive
a fixed rate of 3.55% versus
the three month
USD-LIBOR-BBA maturing
July 21, 2021.	July-11/3.55	$13,020,909	$237,632	$19,643,159	$358,488

Option on an interest rate
swap with Deutsche Bank
AG for the right to pay a
fixed rate of 3.55% versus
the three month
USD-LIBOR-BBA maturing
July 21, 2021.	July-11/3.55	13,020,909	157,162	19,643,159	237,093

Option on an interest rate
swap with Barclay’s Bank
PLC the right to pay a
fixed rate of 3.96% versus
the three month
USD-LIBOR-BBA
maturing June 3, 2021.	Jun-11/3.96	12,025,200	2,044	45,699,900	7,769

35

PURCHASED OPTIONS OUTSTANDING* cont.		100 Fund 0.1%		300 Fund 0.1%
	Expiration date/	Contract		Contract
	strike price	amount	Value	amount	Value

Option on an interest rate
swap with Credit Suisse
International for the right to
pay a fixed rate of 1.70175%
ersus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175	CHF 2,290,000	$6,681	15,020,000	$43,821

Option on an interest rate
swap with UBS AG for the
right to pay a fixed rate of
1.722% versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.722	CHF 2,290,000	6,416	15,020,000	42,082

Option on an interest rate
swap with Credit Suisse
International for the right
to pay a fixed rate of 1.578%
versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF 2,290,000	6,602	15,020,000	43,299

Option on an interest rate
swap with Credit Suisse
International for the right
to pay a fixed rate of 1.602%
versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF 2,290,000	6,169	15,020,000	40,465

Total purchased options outstanding
(cost $595,743 and $1,313,155)			$422,706		$773,017

SENIOR LOANS*[c]	100 Fund —%		300 Fund 3.0%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		—%		0.1%
Advantage Sales & Marketing, LLC bank
term loan FRN 5 1/4s, 2017	$—	$—	$997,500	$1,001,024

Affinion Group, Inc. bank term loan FRN
5s, 2016	—	—	994,979	995,601

		—		1,996,625
Aerospace and defense		—%		0.1%
Sequa Corp. bank term loan FRN
3.504s, 2014	—	—	1,000,000	991,250

TransDigm Group, Inc. bank term loan FRN
Ser. B, 4s, 2017	—	—	221,445	223,624

		—		1,214,874
Agriculture		—%		0.1%
American Rock Salt Co., LLC / American
Rock Capital Corp. bank term loan FRN
5 1/2s, 2017	—	—	1,000,000	1,007,500

		—		1,007,500

36

SENIOR LOANS*[c] cont.	100 Fund —%		300 Fund 3.0%
Principal amount		Value	Principal amount	Value

Airlines		—%		0.1%
Delta Air Lines, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2017	$—	$—	$833,000	$822,067

		—		822,067
Building materials		—%		0.1%
CPG International, Inc. bank term loan FRN
6s, 2017	—	—	199,500	199,874

Nortek, Inc. bank term loan FRN Ser. B,
5 1/4s, 2017	—	—	1,000,000	1,005,625

		—		1,205,499
Cable television		—%		—%
Atlantic Broadband Finance, LLC bank term
loan FRN Ser. B, 4s, 2016	—	—	622,703	625,972

		—		625,972
Chemicals		—%		0.3%
AZ Chem US, Inc. bank term loan FRN
4 3/4s, 2017	—	—	319,817	321,812

General Chemical Group, Inc. bank term loan
FRN Ser. B, 5.002s, 2018	—	—	742,509	744,366

Nexeo Solutions, LLC bank term loan FRN
Ser. B, 5s, 2017	—	—	470,000	471,958

Rockwood Holdings, Inc. bank term loan FRN
Ser. B, 3 3/4s, 2018	—	—	333,000	334,784

Styron Corp. bank term loan FRN 6s, 2017	—	—	498,750	503,214

Tronox Worldwide bank term loan FRN
Ser. B, 7s, 2015	—	—	498,750	503,218

Univar, Inc. bank term loan FRN Ser. B,
5s, 2017	—	—	780,045	785,477

		—		3,664,829
Commercial and consumer services		—%		0.2%
Emergency Medical Services Corp. bank term
loan FRN Ser. B, 5 1/2s, 2018	—	—	600,000	603,450

Interactive Data Corp. bank term loan FRN
4 3/4s, 2018	—	—	715,000	718,682

ServiceMaster Co. (The) bank term loan FRN
Ser. B, 2.763s, 2014	—	—	1,088,493	1,070,222

ServiceMaster Co. (The) bank term loan FRN
Ser. DD, 2.72s, 2014	—	—	108,398	106,578

		—		2,498,932
Communications equipment		—%		—%
CommScope, Inc. bank term loan FRN Ser. B,
5s, 2018	—	—	355,000	358,402

		—		358,402
Computers		—%		0.1%
Syniverse Holdings, Inc. bank term loan
FRN 5 1/4s, 2017	—	—	664,335	670,425

		—		670,425

37

SENIOR LOANS*[c] cont.	100 Fund —%		300 Fund 3.0%
	Principal amount	Value	Principal amount	Value

Construction		—%		—%
Armstrong World Industries, Inc. bank term
loan FRN Ser. B, 4s, 2018	$—	$—	$285,000	$286,639

		—		286,639
Consumer goods		—%		0.1%
Amscan Holdings, Inc. bank term loan FRN
6 3/4s, 2017	—	—	995,000	1,002,701

Spectrum Brands, Inc. bank term loan FRN
5.01s, 2016	—	—	997,500	1,007,119

		—		2,009,820
Containers		—%		—%
Reynolds Group Holdings, Inc. bank term
loan FRN Ser. E, 4 1/4s, 2018	—	—	500,000	502,679

		—		502,679
Distribution		—%		0.1%
Green Mountain Coffee Roasters, Inc. bank
term loan FRN Ser. B, 5 1/2s, 2016	—	—	664,335	672,639

		—		672,639
Entertainment		—%		—%
Clubcorp Club Operations, Inc. bank term
loan FRN Ser. B, 6s, 2016	—	—	249,375	251,401

		—		251,401
Food		—%		0.1%
Dean Foods Co. bank term loan FRN
Ser. A1, 3.501s, 2014	—	—	400,000	394,714

Dean Foods Co. bank term loan FRN Ser. B,
3.56s, 2016	—	—	997,487	985,554

Del Monte Foods Co. bank term loan FRN
Ser. B, 4 1/2s, 2018	—	—	480,000	481,947

		—		1,862,215
Gaming and lottery		—%		0.4%
Ameristar Casinos, Inc. bank term loan FRN
Ser. B, 4s, 2018	—	—	900,000	907,714

Boyd Gaming Corp. bank term loan FRN
Ser. A, 3.711s, 2015	—	—	1,481,250	1,446,688

Caesars Entertainment Operating Co., Inc.
bank term loan FRN Ser. B1, 3.274s, 2015	—	—	1,000,000	937,083

CCM Merger, Inc. bank term loan FRN
Ser. B, 7s, 2017	—	—	1,000,000	1,011,500

Isle of Capri Casinos, Inc. bank term loan
FRN 4 3/4s, 2017	—	—	860,000	865,375

		—		5,168,360
Health-care services		—%		0.2%
DaVita, Inc. bank term loan FRN Ser. B,
4 1/2s, 2016	—	—	997,500	1,005,804

IASIS Healthcare, LLC bank term loan FRN
Ser. B, 5s, 2018	—	—	570,000	571,781

38

SENIOR LOANS*[c] cont.	100 Fund —%		300 Fund 3.0%
	Principal amount	Value	Principal amount	Value

Health-care services cont.
Kindred Healthcare, Inc. bank term loan
FRN Ser. B, 5 1/4s, 2018	$—	$—	$750,000	$747,422

Multiplan, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	—	—	970,497	974,622

		—		3,299,629
Insurance		—%		—%
CNO Financial Group, Inc. bank term loan
FRN 7 1/2s, 2016	—	—	364,000	366,730

		—		366,730
Media		—%		—%
Nielsen Finance LLC bank term loan FRN
Ser. C, 3.731s, 2016	—	—	498,744	498,536

		—		498,536
Metals		—%		—%
Novelis, Inc. bank term loan FRN Ser. B,
4s, 2016	—	—	284,288	286,864

		—		286,864
Oil and gas		—%		0.1%
MEG Energy Corp. bank term loan FRN
Ser. B, 4s, 2018 (Canada)	—	—	835,000	841,958

		—		841,958
Pharmaceuticals		—%		—%
Aptalis Pharma, Inc. bank
term loan FRN Ser. B, 5 1/2s, 2017	—	—	274,313	273,713

		—		273,713
Power producers		—%		—%
New Development Holdings, LLC bank term
loan FRN Ser. B, 4 1/2s, 2018	—	—	400,000	403,498

		—		403,498
Publishing		—%		0.1%
Cengage Learning Acquisitions, Inc. bank
term loan FRN Ser. B, 2.46s, 2014	—	—	994,845	956,502

Cenveo Corp. bank term loan FRN Ser. B,
6 1/4s, 2016	—	—	798,000	804,235

		—		1,760,737
Railroads		—%		0.1%
Swift Transportation Co., LLC bank term
loan FRN 6s, 2016	—	—	943,354	953,181

		—		953,181
Restaurants		—%		0.1%
Burger King Holdings, Inc. bank term loan
FRN Ser. B, 4 1/2s, 2016	—	—	922,688	921,534

DineEquity, Inc. bank term loan FRN Ser. B,
4 1/4s, 2017	—	—	380,849	384,998

		—		1,306,532
Retail		—%		0.5%
Burlington Coat Factory Warehouse Corp.
bank term loan FRN Ser. B, 6 1/4s, 2017	—	—	249,375	248,821

Claire’s Stores, Inc. bank term loan FRN
3.058s, 2014	—	—	500,000	473,250

39

SENIOR LOANS*[c] cont.	100 Fund —%		300 Fund 3.0%
Principal amount		Value	Principal amount	Value

Retail cont.
General Nutrition Centers, Inc. bank term
loan FRN Ser. B, 4 1/4s, 2018	$—	$—	$450,000	$451,406

J. Crew Group, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2018	—	—	1,000,000	997,850

Jo-Ann Stores, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2018	—	—	1,250,000	1,249,219

NBTY, Inc. bank term loan FRN Ser. B,
4 1/4s, 2017	—	—	798,000	802,988

Neiman Marcus Group, Inc. (The) bank term
loan FRN Ser. B, 4.31s, 2016	—	—	1,000,000	1,000,556

PETCO Animal Supplies, Inc. bank term loan
FRN 4 1/2s, 2017	—	—	990,000	998,044

Rite Aid Corp. bank term loan FRN
4 1/2s, 2018	—	—	971,916	967,866

		—		7,190,000
Semiconductor		—%		—%
Edwards, Ltd. bank term loan FRN Ser. B,
5 1/2s, 2016 (United Kingdom)	—	—	399,000	399,748

		—		399,748
Telecommunications		—%		0.1%
Intelsat Jackson Holdings SA bank term loan
FRN 3.285s, 2014 (Luxembourg)	—	—	1,000,000	977,188

Intelsat Jackson Holdings, Ltd. bank term
loan FRN Ser. B, 5 1/4s, 2018 (Bermuda)	—	—	1,000,000	1,008,906

		—		1,986,094
Textiles		—%		—%
Gymboree Corp. bank term loan FRN
5s, 2018	—	—	498,750	499,893

		—		499,893

Total senior loans (cost $— and $44,572,656)		$—		$44,885,991

SHORT-TERM INVESTMENTS*	100 Fund 49.2%		300 Fund 30.4%
Principal amount/			Principal amount/
	shares	Value	shares	Value

Dexia Credit Local SA NY certificates of
deposit, FRN, Ser. YCD, for an effective
yield of 0.41%, April 29, 2013 M	$2,430,000	$2,430,000	$9,480,000	$9,480,000

U.S. Treasury Bills for an effective yield
of 0.24%, March 8, 2012	5,000,000	4,989,600	60,000,000	59,875,200

U.S. Treasury Bills for an effective yield
of 0.29%, February 9, 2012	—	—	25,000,000	24,942,800

U.S. Treasury Bills for an effective yield
of 0.28%, December 15, 2011 # ##	60,000,000	59,893,620	57,000,000	56,898,939

U.S. Treasury Bills for an effective yield
of 0.20%, November 17, 2011 ##	—	—	50,000,000	49,955,550

U.S. Treasury Bills for effective yields
from 0.20% to 0.25%, October 20, 2011 # ##	64,700,000	64,637,888	87,000,000	86,916,480

U.S. Treasury Bills for an effective yield
of 0.20%, September 22, 2011	15,000,000	14,987,700	20,000,000	19,983,600

40

SHORT-TERM INVESTMENTS* cont.	100 Fund 49.2%		300 Fund 30.4%
Principal amount/			Principal amount/
	shares	Value	shares	Value

U.S. Treasury Bills for effective yields
from 0.19 to 0.24%, August 25, 2011 # ##	$13,000,000	$12,989,821	$5,602,000	$5,597,617

U.S. Treasury Bills for effective yields
from 0.22% to 0.24%, July 28, 2011 #	—	—	919,000	918,909

U.S. Treasury Bills for effective yields from
0.25% to 0.27% June 2, 2011 # ##	9,000,000	8,997,844	760,000	759,830

U.S. Treasury Bills for an effective yield
of 0.15%, May 19, 2011	—	—	25,000,000	24,998,088

U.S. Treasury Bills for effective yields from
0.15% to 0.23%, May 5, 2011	3,700,000	3,699,907	50,000,000	49,999,175

Putnam Money Market Liquidity Fund 0.08% [e]	8,452,825	8,452,825	60,287,530	60,287,530

Total short-term investments
(cost $181,073,434 and $450,596,381)		$181,079,205		$450,613,718

TOTAL INVESTMENTS

Total investments (cost $419,136,052 and $1,733,846,959) $422,414,810				$1,754,805,070

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the funds’ portfolio are for the close of the funds’ reporting period, which ran from November 1, 2010 through April 30, 2011 (the reporting period).

* Percentages indicated are based on net assets as follows:

100 Fund	$367,897,620
300 Fund	1,480,148,252

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or both of the funds, at the close of the reporting period.

41

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or both of the funds, at the close of the reporting period.

Δ Forward commitments, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Note 1).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. (Note 1).

M The security’s effective maturity date is less than one year.

R Real Estate Investment Trust.

At the close of the reporting period, the funds maintained liquid assets totaling $97,145,568 and $445,606,543 (for 100 Fund and 300 Fund, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

100 Fund

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $1,075,156) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	5/24/11	$5,361	$5,051	$(310)

	British Pound	Sell	5/24/11	27,398	26,432	(966)

	Canadian Dollar	Buy	5/24/11	2,430	2,376	54

	Euro	Buy	5/24/11	73,550	70,437	3,113

	Japanese Yen	Sell	5/24/11	5,246	5,066	(180)

	Swiss Franc	Sell	5/24/11	30,105	28,175	(1,930)

Barclays Bank PLC

	British Pound	Sell	5/24/11	62,815	60,669	(2,146)

	Canadian Dollar	Buy	5/24/11	13,736	13,430	306

	Swiss Franc	Sell	5/24/11	29,874	27,973	(1,901)

Citibank, N.A.

	Australian Dollar	Buy	5/24/11	6,565	6,188	377

	British Pound	Sell	5/24/11	48,447	46,780	(1,667)

42

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $1,075,156) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Canadian Dollar	Buy	5/24/11	$13,208	$12,916	$292

	Euro	Buy	5/24/11	7,414	7,109	305

	Japanese Yen	Buy	5/24/11	2,254	2,178	76

	Swiss Franc	Buy	5/24/11	347	325	22

Credit Suisse AG

	Australian Dollar	Sell	5/24/11	1,860	1,753	(107)

	British Pound	Sell	5/24/11	20,548	19,830	(718)

	Euro	Sell	5/24/11	9,490	9,095	(395)

	Swiss Franc	Buy	5/24/11	13,432	12,570	862

Deutsche Bank AG

	Australian Dollar	Sell	5/24/11	3,720	3,501	(219)

	Canadian Dollar	Buy	5/24/11	10,566	10,327	239

	Euro	Sell	5/24/11	30,251	28,989	(1,262)

Goldman Sachs International

	Australian Dollar	Sell	5/24/11	8,206	7,735	(471)

	British Pound	Sell	5/24/11	835	807	(28)

	Euro	Sell	5/24/11	39,741	38,111	(1,630)

	Swiss Franc	Sell	5/24/11	24,779	23,193	(1,586)

HSBC Bank USA, National Association

	British Pound	Buy	5/24/11	161,714	156,116	5,598

	Euro	Buy	5/24/11	7,266	6,965	301

	Swiss Franc	Buy	5/24/11	30,569	28,624	1,945

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/24/11	8,972	8,455	517

	British Pound	Sell	5/24/11	167	161	(6)

	Euro	Buy	5/24/11	41,075	39,396	1,679

	Japanese Yen	Sell	5/24/11	914	883	(31)

	Swiss Franc	Sell	5/24/11	24,200	22,655	(1,545)

Royal Bank of Scotland PLC (The)

	British Pound	Sell	5/24/11	4,344	4,194	(150)

	Swiss Franc	Sell	5/24/11	36,011	33,718	(2,293)

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/24/11	67,178	63,310	3,868

	Euro	Buy	5/24/11	5,042	4,835	207

	Japanese Yen	Buy	5/24/11	9,121	8,811	310

	Swedish Krona	Buy	5/24/11	15,418	14,684	734

	Swiss Franc	Buy	5/24/11	99,116	97,283	1,833

UBS AG

	British Pound	Buy	5/24/11	4,511	4,356	155

	Euro	Sell	5/24/11	5,635	5,403	(232)

43

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $1,075,156) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp.

	Australian Dollar	Sell	5/24/11	$1,751	$1,647	$(104)

	British Pound	Buy	5/24/11	14,534	14,035	499

	Euro	Buy	5/24/11	90,603	86,837	3,766

	Japanese Yen	Buy	5/24/11	1,833	1,772	61

Total						$7,242

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Short)	1	$103,740	Jun-11	$(169)

Canadian Government Bond
10 yr (Short)	16	2,056,768	Jun-11	(11,133)

Euro-Bund 10 yr (Long)	46	8,389,597	Jun-11	121,882

Euro-Dollar 90 day (Short)	84	20,819,400	Jun-12	(21,210)

Euro-Swiss Franc 3 Month (Short)	15	4,313,748	Dec-11	(722)

Euro-Swiss Franc 3 Month (Short)	15	4,295,948	Jun-12	(1,967)

Euro-Swiss Franc 3 Month (Short)	15	4,281,187	Dec-12	(2,517)

Euro-Swiss Franc 3 Month (Short)	15	4,304,631	Mar-12	(404)

Euro-Swiss Franc 3 Month (Short)	15	4,321,997	Sep-11	233

Japanese Government Bond
10 yr (Short)	2	3,452,909	Jun-11	(8,024)

Japanese Government Bond
10 yr Mini (Short)	6	1,036,021	Jun-11	(8,351)

U.K. Gilt 10 yr (Long)	54	10,752,931	Jun-11	218,352

U.S. Treasury Bond 20 yr (Short)	86	10,524,250	Jun-11	(270,804)

U.S. Treasury Bond 30 yr (Long)	113	14,223,875	Jun-11	383,488

U.S. Treasury Note 5 yr (Long)	8	947,750	Jun-11	14,180

U.S. Treasury Note 10 yr (Short)	149	18,049,953	Jun-11	(144,002)

Total				$268,832

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $6,810,596) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	$189,400	Apr-12/4.8675	$1,667

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	189,400	Apr-12/4.8675	18,097

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	2,780

44

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $6,810,596) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$2,926,000	Aug-11/4.475	$245,082

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,714,000	Aug-11/4.49	316,470

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,714,000	Aug-11/4.49	3,120

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	1,226

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	167,557

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.70	291

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.70	131,588

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	4,204,800	Aug-15/4.375	619,708

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	4,204,800	Aug-15/4.375	327,512

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	4,204,800	Aug-15/4.46	347,821

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	4,204,800	Aug-15/4.46	584,467

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	91,380	Feb-15/5.27	4,396

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	91,380	Feb-15/5.27	7,440

45

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $6,810,596) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of
America, N.A. for the obligation to receive a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing January 19, 2022.	$5,404,500	Jan-12/4.72	$31,670

Option on an interest rate swap with Bank of
America, N.A. for the obligation to pay a fixed rate
of 4.72% versus the three month USD-LIBOR-BBA
maturing January 19, 2022.	5,404,500	Jan-12/4.72	488,891

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to receive a
fixed rate of 4.80% versus the three month
USD-LIBOR-BBA maturing January 17, 2022.	9,007,500	Jan-12/4.80	44,137

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to pay a fixed
rate of 4.80% versus the three month
USD-LIBOR-BBA maturing January 17, 2022.	9,007,500	Jan-12/4.80	869,775

Option on an interest rate swap with Citibank,
N.A. for the obligation to receive a fixed rate of
4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	7,211,000	Jul-11/4.52	1,731

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of 4.52%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	7,211,000	Jul-11/4.52	652,812

Option on an interest rate swap with Citibank,
N.A. for the obligation to receive a fixed rate of
4.5475% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,605,500	Jul-11/4.5475	757

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of
4.5475% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	3,605,500	Jul-11/4.5475	334,879

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to pay a fixed
rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	4,829,800	Sep-15/4.04	175,148

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	4,829,800	Sep-15/4.04	486,284

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed
rate of 0.578% versus the six month
CHF-LIBOR-BBA maturing December 24, 2013.	CHF 2,290,000	Dec-11/0.578	331

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed
rate of 0.602% versus the six month
CHF-LIBOR-BBA maturing December 22, 2013.	CHF 2,290,000	Dec-11/0.602	392

46

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $6,810,596) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed
rate of 0.70175% versus the six month
CHF-LIBOR-BBA maturing January 23, 2014.	CHF 2,290,000	Jan-12/0.70175	$827

Option on an interest rate swap with UBS AG
for the obligation to pay a fixed rate of 0.722%
versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF 2,290,000	Jan-12/0.722	931

Total			$5,867,787

TBA SALE COMMITMENTS OUTSTANDING at 4/30/11 (proceeds receivable $23,199,878) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2041	$14,928,000	5/12/11	$15,359,511

FNMA, 4 1/2s, April 1, 2041	3,000,000	5/12/11	3,090,234

FNMA, 4s, May 1, 2041	5,000,000	5/12/11	4,976,563

Total			$23,426,308

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$37,030,900	$(22,474)	4/12/13	0.97%	3 month USD-
					LIBOR-BBA	$(195,460)

AUD	830,000	—	4/18/21	6.1%	6 month AUD-
					BBR-BBSW	(10,071)

GBP	2,300,000	—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	(29,057)

GBP	1,030,000	—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	(36,484)

GBP	720,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(38,954)

GBP	1,490,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	26,767

Barclays Bank PLC
	$17,236,700	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(405,889)

	6,341,600	8,176	3/30/31	3 month USD-
				LIBOR-BBA	4.17%	157,507

	57,943,800	13,406	4/1/13	1%	3 month USD-
					LIBOR-BBA	(310,534)

	2,091,600	7,016	4/26/16	3 month USD-
				LIBOR-BBA	2.24%	17,501

AUD	2,770,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	16,610

AUD	2,100,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(10,398)

AUD	1,230,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(11,642)

47

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	930,000	$—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	$(6,463)

GBP	2,810,000	—	4/6/16	6 month GBP-
				LIBOR-BBA	3.05%	72,261

GBP	960,000	—	4/6/31	4.2375%	6 month GBP-
					LIBOR-BBA	(48,460)

GBP	1,600,000	—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	(59,600)

GBP	1,380,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	23,522

GBP	3,220,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(42,812)

GBP	530,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	30,777

Citibank, N.A.
	$58,322,100	(16,048)	12/10/12	0.81%	3 month USD-
					LIBOR-BBA	(377,612)

GBP	2,810,000	—	4/5/16	6 month GBP-
				LIBOR-BBA	3.075%	78,170

GBP	960,000	—	4/5/31	4.21075%	6 month GBP-
					LIBOR-BBA	(42,562)

GBP	5,480,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(181,254)

GBP	1,630,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	88,741

GBP	6,850,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	53,766

SEK	4,210,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	21,023

SEK	3,220,000	—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	3,115

SEK	4,490,000	—	4/15/21	3.93%	3 month SEK-
					STIBOR-SIDE	(11,659)

SEK	2,300,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	(2,785)

SEK	4,210,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	2,009

Credit Suisse International
	$47,925,600	(63,874)	3/14/16	3 month USD-
				LIBOR-BBA	2.35%	632,263

	20,657,300	47,354	3/14/41	4.36%	3 month USD-
					LIBOR-BBA	(760,750)

	14,800,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(17,168)

	64,439,200	(13,184)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(1,153,906)

	31,992,200	—	4/15/13	0.93125%	3 month USD-
					LIBOR-BBA	(121,581)

48

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$4,000,000	$—	5/3/21	3.431%	3 month USD-
					LIBOR-BBA	$(20,960)

CHF	3,930,000	—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	3,402

CHF	900,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	8,271

CHF	1,200,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	3,960

CHF	4,620,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	5,454

CHF	1,330,000	—	4/28/16	6 month CHF-
				LIBOR-BBA	1.69%	(2,341)

EUR	465,000	—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	1,322

EUR	750,000	—	4/19/21	3.691%	6 month EUR-
					EURIBOR-
					REUTERS	(15,195)

GBP	1,650,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(58,765)

GBP	910,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	50,218

GBP	470,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(20,026)

SEK	2,300,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(3,684)

SEK	7,150,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	7,736

SEK	1,780,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	(1,926)

SEK	4,060,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	3,194

Deutsche Bank AG
	$44,576,500	104,425	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(687,867)

	33,391,500	(7,747)	4/13/13	0.98%	3 month USD-
					LIBOR-BBA	(167,446)

EUR	3,420,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	43,693

KRW	1,077,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(704)

KRW	1,068,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(699)

49

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$16,443,900 E	$—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	$(10,031)

	17,290,200	76,141	5/3/21	3 month USD-
				LIBOR-BBA	3.39%	104,670

	3,400,000	—	5/4/41	4.1775%	3 month USD-
					LIBOR-BBA	—

	21,634,600	32,632	2/3/14	3 month USD-
				LIBOR-BBA	1.27%	154,588

CHF	3,450,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	7,591

EUR	465,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	2,841

GBP	800,000	—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	(32,046)

KRW 1,032,000,000		—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(44)

SEK	2,300,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	1,445

SEK	4,060,000	—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	2,059

JPMorgan Chase Bank, N.A.
	$2,475,300	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	80,530

	29,700,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(38,283)

	14,800,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(20,898)

	4,463,300	—	3/25/16	2.27%	3 month USD-
					LIBOR-BBA	(41,881)

	9,398,100	(59,103)	4/15/41	4.33%	3 month USD-
					LIBOR-BBA	(344,250)

	44,921,800	2,081	4/27/13	0.83%	3 month USD-
					LIBOR-BBA	(54,422)

	5,800,000	—	5/4/21	3 month USD-
				LIBOR-BBA	3.38%	4,002

CAD	590,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	18,340

GBP	530,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	29,330

JPY	92,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(18,841)

JPY	193,710,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(21,290)

JPY	193,170,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	8,734

50

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	8,800,000 E	$—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	$(1,049)

JPY	11,800,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	1,997

UBS, AG
AUD	870,000 E	—	4/11/21	6 month AUD-
				BBR-BBSW	6.65%	10,852

AUD	870,000 E	—	4/12/21	6 month AUD-
				BBR-BBSW	6.61%	9,650

CHF	4,720,000	—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	4,596

CHF	4,720,000	—	4/19/13	6 month CHF-
				LIBOR-BBA	0.9325%	6,271

Total						$(3,638,971)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$10,110,750	$—	1/12/40	5.00% (1 month	Synthetic TRS	$(62,091)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,094,698	(855)	1/12/39	(5.50%) 1 month	Synthetic TRS	9,337
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	1,101,676	(516)	1/12/40	5.00% (1 month	Synthetic TRS	(7,282)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,094,698	(855)	1/12/39	(5.50%) 1 month	Synthetic TRS	9,337
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	1,101,676	(1,549)	1/12/40	5.00% (1 month	Synthetic TRS	(8,315)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	226,667	(1,062)	1/12/40	(4.50%) 1 month	Synthetic TRS	1,180
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

51

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A. cont.
$228,406	$607	1/12/40	5.00% (1 month	Synthetic TRS	$(1,047)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,743,489	(18,721)	1/12/40	(4.50%) 1 month	Synthetic TRS	18,316
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Barclays Bank PLC
1,254,708	—	1/12/40	5.00% (1 month	Synthetic TRS	(7,705)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

480,338	—	1/12/40	4.50% (1 month	Synthetic TRS	(4,277)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

664,660	—	1/12/40	5.00% (1 month	Synthetic TRS	(4,082)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

125,623	—	1/12/40	5.00% (1 month	Synthetic TRS	(771)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,584,789	—	1/12/40	5.00% (1 month	Synthetic TRS	(15,873)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

6,000,893	—	1/12/38	(6.50%) 1 month	Synthetic TRS	29,265
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,117,045	—	1/12/40	5.00% (1 month	Synthetic TRS	(31,424)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,503,445	—	1/12/41	4.50% (1 month	Synthetic TRS	(13,626)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,215,076	—	1/12/40	4.50% (1 month	Synthetic TRS	(28,631)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,436,834	—	1/12/40	4.50% (1 month	Synthetic TRS	(30,606)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

52

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,966,124	$—	1/12/41	5.00% (1 month	Synthetic TRS	$(15,458)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

800,000	—	4/7/16	(2.63%)	USA Non Revised	1,997
				Consumer Price
				Index - Urban
				(CPI-U)

5,188,279	—	1/12/38	6.50% (1 month	Synthetic MBX	18,737
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,094,698	(1,539)	1/12/39	(5.50%) 1 month	Synthetic TRS	8,653
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,094,253	(1,539)	1/12/39	(5.50%) 1 month	Synthetic TRS	8,649
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,101,676	(861)	1/12/40	5.00% (1 month	Synthetic TRS	(7,626)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,258,969	—	1/12/38	(6.50%) 1 month	Synthetic TRS	25,647
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,062,989	—	1/12/38	(6.50%) 1 month	Synthetic TRS	10,061
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,628,880	(3,697)	1/12/39	(5.50%) 1 month	Synthetic TRS	20,779
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

2,637,361	(1,648)	1/12/40	4.50% (1 month	Synthetic TRS	(25,135)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

439,930	(412)	1/12/39	(5.50%) 1 month	Synthetic TRS	3,684
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

749,946	234	1/12/41	(5.00%) 1 month	Synthetic TRS	6,234
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

53

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$743,079	$(697)	1/12/40	5.00% (1 month	Synthetic TRS	$(5,362)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,512,546	(13,781)	1/12/38	(6.50%) 1 month	Synthetic MBX	(31,767)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,567,323	(15,050)	1/12/40	4.00% (1 month	Synthetic MBX	63,774
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,469,134	—	1/12/40	5.00% (1 month	Synthetic TRS	(27,445)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

437,777	—	1/12/40	5.00% (1 month	Synthetic TRS	(2,688)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

193,936	—	1/12/40	4.50% (1 month	Synthetic TRS	(1,727)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,670,776	(31,012)	1/12/40	(4.50%) 1 month	Synthetic TRS	25,087
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

4,026,753	—	1/12/38	(6.50%) 1 month	Synthetic TRS	19,638
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,910,373	—	1/12/39	5.50% (1 month	Synthetic TRS	(17,786)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

4,232,987	—	1/12/38	(6.50%) 1 month	Synthetic TRS	20,644
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Citibank, N.A.
1,065,280	(832)	1/12/39	(5.50%) 1 month	Synthetic TRS	9,086
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,112,061	(1,390)	1/12/40	4.50% (1 month	Synthetic TRS	(11,293)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

54

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
	$9,215,401	$33,118	1/12/40	5.00% (1 month	Synthetic TRS	$(33,601)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

GBP	1,050,000	—	5/18/13	(3.38%)	GBP Non-revised	45,558
					UK Retail Price
					Index

Credit Suisse International
	$2,594,139	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,368)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	1,101,676	(2,238)	1/12/40	5.00% (1 month	Synthetic TRS	(9,004)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,094,698	171	1/12/39	(5.50%) 1 month	Synthetic TRS	10,363
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	227,486	(1,137)	1/12/40	(4.50%) 1 month	Synthetic TRS	1,141
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

	225,887	953	1/12/41	5.00% (1 month	Synthetic TRS	(1,102)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Deutsche Bank AG
	2,594,139	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,368)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	3,785,327	9,463	1/12/34	(5.00%) 1 month	Synthetic TRS	15,547
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	1,503,445	470	1/12/41	(4.50%) 1 month	Synthetic TRS	14,517
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

Goldman Sachs International
	525,000	—	7/28/11	(0.685%)	USA Non Revised	13,802
					Consumer Price
					Index - Urban
					(CPI-U)

	525,000	—	7/29/11	(0.76%)	USA Non Revised	13,457
					Consumer Price
					Index - Urban
					(CPI-U)

55

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$525,000	$—	7/30/11	(0.73%)	USA Non Revised	$13,664
				Consumer Price
				Index - Urban
				(CPI-U)

460,000	—	3/1/16	2.47%	USA Non Revised	(5,606)
				Consumer Price
				Index - Urban
				(CPI-U)

345,000	—	3/3/16	2.45%	USA Non Revised	(4,513)
				Consumer Price
				Index - Urban
				(CPI-U)

3,785,327	(11,829)	1/12/34	5.00% (1 month	Synthetic TRS	(17,913)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

794,726	(1,117)	1/12/39	(5.50%) 1 month	Synthetic TRS	6,402
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,102,491	1,206	1/12/40	(5.00%) 1 month	Synthetic TRS	8,128
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

3,009,975	—	1/12/39	5.50% (1 month	Synthetic TRS	(28,023)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

5,481,514	—	1/12/39	5.50% (1 month	Synthetic TRS	(51,034)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

5,981,761	—	1/12/38	(6.50%) 1 month	Synthetic TRS	29,172
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Total					$(49,693)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
France, Gov’t of,
4.25%, 04/25/2019	—	$(97,593)	$2,370,000	12/20/15	(25 bp)	$(52,874)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(1,513)	170,000	12/20/19	(100 bp)	13,995

56

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	$1,870	$2,000,000	6/20/15	(100 bp)	$(30,938)

JPMorgan Chase Bank, N.A.
Spain Gov’t, 5.5%,
7/30/2017	—	(105,116)	1,400,000	6/20/15	(100 bp)	(40,000)

Spain Gov’t, 5.5%,
7/30/2017	—	(109,345)	1,200,000	6/20/16	(100 bp)	(36,743)

Total						$(146,560)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

300 Fund

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $636,470,315) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	5/24/11	$2,200,038	$2,072,873	$127,165

	Brazilian Real	Buy	5/24/11	1,320,349	1,286,849	33,500

	British Pound	Sell	5/24/11	10,855,912	10,473,149	(382,763)

	Canadian Dollar	Sell	5/24/11	2,951,507	2,917,894	(33,613)

	Chilean Peso	Sell	5/24/11	65,911	64,082	(1,829)

	Czech Koruna	Buy	5/24/11	880,243	867,726	12,517

	Euro	Sell	5/24/11	4,374,609	4,189,467	(185,142)

	Japanese Yen	Sell	5/24/11	310,648	300,018	(10,630)

	Mexican Peso	Sell	5/24/11	60,336	59,578	(758)

	Norwegian Krone	Buy	5/24/11	4,986,158	4,748,602	237,556

	Singapore Dollar	Buy	5/24/11	2,794,143	2,711,679	82,464

	South African Rand	Buy	5/24/11	1,680,139	1,641,468	38,671

	South Korean Won	Buy	5/24/11	4,799,054	4,715,356	83,698

	Swedish Krona	Sell	5/24/11	4,551,056	4,334,494	(216,562)

	Swiss Franc	Sell	5/24/11	3,115,683	2,915,877	(199,806)

	Taiwan Dollar	Buy	5/24/11	121,675	120,888	787

	Turkish Lira	Sell	5/24/11	1,273,907	1,258,494	(15,413)

Barclays Bank PLC

	Australian Dollar	Buy	5/24/11	8,532,972	8,031,413	501,559

	Brazilian Real	Sell	5/24/11	8,020	7,987	(33)

	British Pound	Sell	5/24/11	9,930,398	9,591,145	(339,253)

57

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $636,470,315) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Canadian Dollar	Buy	5/24/11	$1,541,106	$1,532,762	$8,344

	Chilean Peso	Buy	5/24/11	1,707,508	1,680,800	26,708

	Czech Koruna	Buy	5/24/11	50,674	50,182	492

	Euro	Buy	5/24/11	5,677,308	5,443,274	234,034

	Hungarian Forint	Buy	5/24/11	3,019,831	2,875,009	144,822

	Indian Rupee	Sell	5/24/11	2,479,017	2,458,008	(21,009)

	Japanese Yen	Sell	5/24/11	818,884	791,306	(27,578)

	Malaysian Ringgit	Buy	5/24/11	2,441,687	2,399,305	42,382

	Mexican Peso	Buy	5/24/11	1,744,308	1,695,013	49,295

	New Zealand Dollar	Sell	5/24/11	597,635	573,682	(23,953)

	Norwegian Krone	Sell	5/24/11	752,119	726,702	(25,417)

	Philippines Peso	Buy	5/24/11	1,136,827	1,124,119	12,708

	Polish Zloty	Buy	5/24/11	97,574	90,999	6,575

	Russian Ruble	Buy	5/24/11	1,650,348	1,660,575	(10,227)

	Singapore Dollar	Buy	5/24/11	3,213,649	3,118,507	95,142

	South Korean Won	Buy	5/24/11	4,022,476	3,984,214	38,262

	Swedish Krona	Buy	5/24/11	1,372,862	1,356,173	16,689

	Swiss Franc	Sell	5/24/11	4,364,248	4,086,550	(277,698)

	Taiwan Dollar	Sell	5/24/11	11,081	10,994	(87)

	Thai Baht	Buy	5/24/11	1,104,200	1,093,164	11,036

	Turkish Lira	Buy	5/24/11	630,855	623,930	6,925

Citibank, N.A.

	Australian Dollar	Buy	5/24/11	8,267,431	7,972,429	295,002

	Brazilian Real	Buy	5/24/11	829,228	806,238	22,990

	British Pound	Sell	5/24/11	4,235,146	4,089,395	(145,751)

	Canadian Dollar	Sell	5/24/11	4,378,496	4,262,906	(115,590)

	Chilean Peso	Sell	5/24/11	431,751	419,596	(12,155)

	Czech Koruna	Sell	5/24/11	895,095	860,196	(34,899)

	Euro	Buy	5/24/11	4,166,414	3,994,952	171,462

	Hungarian Forint	Buy	5/24/11	562,830	535,981	26,849

	Japanese Yen	Sell	5/24/11	11,015,495	10,643,633	(371,862)

	Mexican Peso	Buy	5/24/11	1,781,775	1,736,582	45,193

	New Zealand Dollar	Sell	5/24/11	758,428	728,218	(30,210)

	Norwegian Krone	Buy	5/24/11	3,632,600	3,461,385	171,215

	Polish Zloty	Sell	5/24/11	979,582	913,816	(65,766)

	Singapore Dollar	Buy	5/24/11	378,120	366,978	11,142

	South African Rand	Buy	5/24/11	1,885,689	1,838,060	47,629

	South Korean Won	Buy	5/24/11	3,667,538	3,605,821	61,717

	Swedish Krona	Buy	5/24/11	340,546	324,493	16,053

	Swiss Franc	Sell	5/24/11	1,919,454	1,792,598	(126,856)

	Taiwan Dollar	Sell	5/24/11	58,637	58,857	220

	Turkish Lira	Buy	5/24/11	197,696	195,576	2,120

58

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $636,470,315) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG

	Australian Dollar	Buy	5/24/11	$5,101,074	$4,962,226	$138,848

	Brazilian Real	Sell	5/24/11	319,649	318,655	(994)

	British Pound	Sell	5/24/11	14,098,553	13,657,401	(441,152)

	Canadian Dollar	Sell	5/24/11	3,829,150	3,740,839	(88,311)

	Czech Koruna	Buy	5/24/11	591,061	573,362	17,699

	Euro	Buy	5/24/11	8,233,180	7,890,120	343,060

	Indian Rupee	Sell	5/24/11	2,114,048	2,103,692	(10,356)

	Japanese Yen	Sell	5/24/11	10,349,697	9,920,786	(428,911)

	Malaysian Ringgit	Buy	5/24/11	3,296,761	3,231,222	65,539

	Mexican Peso	Buy	5/24/11	1,591,245	1,563,855	27,390

	Norwegian Krone	Buy	5/24/11	7,420,740	7,064,756	355,984

	Polish Zloty	Sell	5/24/11	1,803,415	1,681,301	(122,114)

	South African Rand	Buy	5/24/11	1,834,092	1,794,074	40,018

	South Korean Won	Buy	5/24/11	2,651,936	2,604,400	47,536

	Swedish Krona	Buy	5/24/11	798,382	760,979	37,403

	Swiss Franc	Sell	5/24/11	6,466,998	6,052,078	(414,920)

	Taiwan Dollar	Buy	5/24/11	1,558,226	1,548,416	9,810

	Turkish Lira	Sell	5/24/11	1,501,700	1,501,032	(668)

Deutsche Bank AG

	Australian Dollar	Buy	5/24/11	12,728,450	12,071,630	656,820

	Brazilian Real	Buy	5/24/11	2,227,357	2,167,482	59,875

	British Pound	Sell	5/24/11	10,685,845	10,407,392	(278,453)

	Canadian Dollar	Buy	5/24/11	156,911	156,431	480

	Chilean Peso	Buy	5/24/11	452,178	440,004	12,174

	Czech Koruna	Sell	5/24/11	941,246	888,859	(52,387)

	Euro	Buy	5/24/11	5,359,382	5,135,905	223,477

	Hungarian Forint	Buy	5/24/11	3,126,777	2,969,380	157,397

	Malaysian Ringgit	Buy	5/24/11	2,366,824	2,320,489	46,335

	Mexican Peso	Buy	5/24/11	781,276	759,087	22,189

	New Zealand Dollar	Sell	5/24/11	804,288	772,848	(31,440)

	Norwegian Krone	Buy	5/24/11	4,877,743	4,638,951	238,792

	Philippines Peso	Buy	5/24/11	1,118,760	1,105,513	13,247

	Polish Zloty	Sell	5/24/11	818,894	762,989	(55,905)

	Singapore Dollar	Buy	5/24/11	248,236	240,802	7,434

	South Korean Won	Buy	5/24/11	3,677,045	3,610,858	66,187

	Swedish Krona	Sell	5/24/11	4,321,152	4,114,068	(207,084)

	Swiss Franc	Sell	5/24/11	3,924,130	3,673,235	(250,895)

	Taiwan Dollar	Buy	5/24/11	1,011,410	1,004,694	6,716

	Turkish Lira	Sell	5/24/11	737,867	733,094	(4,773)

Goldman Sachs International

	Australian Dollar	Buy	5/24/11	6,060,390	5,802,246	258,144

	British Pound	Sell	5/24/11	3,650,602	3,525,099	(125,503)

	Canadian Dollar	Buy	5/24/11	1,436,922	1,404,565	32,357

	Chilean Peso	Buy	5/24/11	46,883	45,602	1,281

59

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $636,470,315) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Euro	Sell	5/24/11	$2,226,823	$2,135,523	$(91,300)

	Hungarian Forint	Buy	5/24/11	3,826,331	3,680,645	145,686

	Japanese Yen	Sell	5/24/11	11,610,920	11,173,360	(437,560)

	Norwegian Krone	Sell	5/24/11	164,882	156,969	(7,913)

	Polish Zloty	Sell	5/24/11	1,392,271	1,299,824	(92,447)

	South African Rand	Buy	5/24/11	2,689,801	2,642,108	47,693

	Swedish Krona	Buy	5/24/11	4,705,315	4,652,880	52,435

	Swiss Franc	Sell	5/24/11	4,872,567	4,557,896	(314,671)

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/24/11	9,211,321	8,776,728	434,593

	British Pound	Sell	5/24/11	9,189,653	8,981,580	(208,073)

	Euro	Buy	5/24/11	10,198,573	9,776,680	421,893

	Japanese Yen	Sell	5/24/11	3,617,615	3,493,868	(123,747)

	Norwegian Krone	Sell	5/24/11	556,316	529,600	(26,716)

	Philippines Peso	Buy	5/24/11	1,118,760	1,106,764	11,996

	Singapore Dollar	Buy	5/24/11	2,850,824	2,766,533	84,291

	South Korean Won	Buy	5/24/11	4,694,771	4,620,287	74,484

	Swiss Franc	Sell	5/24/11	3,181,104	2,978,716	(202,388)

	Taiwan Dollar	Buy	5/24/11	84,953	83,706	1,247

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/24/11	8,248,940	7,831,325	417,615

	Brazilian Real	Buy	5/24/11	924,384	899,090	25,294

	British Pound	Sell	5/24/11	10,299,936	9,946,208	(353,728)

	Canadian Dollar	Buy	5/24/11	571,218	569,478	1,740

	Chilean Peso	Buy	5/24/11	1,280,561	1,258,183	22,378

	Czech Koruna	Buy	5/24/11	889,596	838,703	50,893

	Euro	Buy	5/24/11	5,740,330	5,505,614	234,716

	Hungarian Forint	Buy	5/24/11	547,561	521,664	25,897

	Japanese Yen	Sell	5/24/11	7,320,671	7,032,759	(287,912)

	Malaysian Ringgit	Buy	5/24/11	2,137,719	2,095,315	42,404

	Mexican Peso	Sell	5/24/11	201,813	199,301	(2,512)

	New Zealand Dollar	Sell	5/24/11	579,922	556,521	(23,401)

	Norwegian Krone	Buy	5/24/11	4,623,434	4,623,991	(557)

	Polish Zloty	Buy	5/24/11	859,650	817,416	42,234

	Singapore Dollar	Buy	5/24/11	3,640,434	3,534,031	106,403

	South African Rand	Buy	5/24/11	975,178	952,442	22,736

	South Korean Won	Buy	5/24/11	2,916,374	2,865,123	51,251

	Swedish Krona	Buy	5/24/11	531,111	525,244	5,867

	Swiss Franc	Sell	5/24/11	4,694,829	4,395,040	(299,789)

	Taiwan Dollar	Buy	5/24/11	629,516	622,743	6,773

	Thai Baht	Buy	5/24/11	1,134,256	1,123,553	10,703

	Turkish Lira	Buy	5/24/11	629,675	622,884	6,791

60

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $636,470,315) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/24/11	$3,062,636	$2,881,468	$181,168

	Brazilian Real	Buy	5/24/11	585,895	570,605	15,290

	British Pound	Sell	5/24/11	3,766,709	3,670,685	(96,024)

	Canadian Dollar	Buy	5/24/11	1,293,219	1,289,334	3,885

	Chilean Peso	Buy	5/24/11	1,815,924	1,789,703	26,221

	Czech Koruna	Sell	5/24/11	621,729	587,043	(34,686)

	Euro	Buy	5/24/11	4,007,154	3,840,212	166,942

	Hungarian Forint	Buy	5/24/11	2,185,996	2,079,054	106,942

	Indian Rupee	Sell	5/24/11	2,517,832	2,497,275	(20,557)

	Japanese Yen	Sell	5/24/11	5,091,509	4,918,282	(173,227)

	Malaysian Ringgit	Buy	5/24/11	3,296,829	3,232,655	64,174

	Mexican Peso	Buy	5/24/11	3,171,371	3,087,512	83,859

	New Zealand Dollar	Buy	5/24/11	32,029	31,642	387

	Norwegian Krone	Buy	5/24/11	5,392,786	5,129,524	263,262

	Polish Zloty	Sell	5/24/11	1,301,069	1,280,292	(20,777)

	Russian Ruble	Buy	5/24/11	1,650,348	1,656,026	(5,678)

	Singapore Dollar	Buy	5/24/11	1,636,801	1,588,531	48,270

	South African Rand	Buy	5/24/11	2,733,479	2,669,908	63,571

	South Korean Won	Buy	5/24/11	4,572,223	4,490,911	81,312

	Swedish Krona	Sell	5/24/11	4,223,109	4,048,167	(174,942)

	Swiss Franc	Sell	5/24/11	4,504,470	4,360,966	(143,504)

	Taiwan Dollar	Buy	5/24/11	146,492	145,368	1,124

	Turkish Lira	Sell	5/24/11	1,492,782	1,485,014	(7,768)

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/24/11	3,419,972	3,361,642	58,330

	Brazilian Real	Buy	5/24/11	758,768	737,887	20,881

	British Pound	Sell	5/24/11	10,631,216	10,265,445	(365,771)

	Canadian Dollar	Sell	5/24/11	4,026,107	3,935,935	(90,172)

	Euro	Buy	5/24/11	5,428,780	5,206,092	222,688

	Hungarian Forint	Buy	5/24/11	3,314,343	3,154,791	159,552

	Japanese Yen	Sell	5/24/11	7,520,458	7,265,457	(255,001)

	Malaysian Ringgit	Buy	5/24/11	3,907,158	3,834,910	72,248

	Mexican Peso	Sell	5/24/11	735,737	726,491	(9,246)

	Norwegian Krone	Buy	5/24/11	3,700,676	3,526,465	174,211

	Philippines Peso	Buy	5/24/11	1,937,212	1,918,416	18,796

	Polish Zloty	Sell	5/24/11	2,935,012	2,808,493	(126,519)

	Singapore Dollar	Buy	5/24/11	1,765,621	1,714,368	51,253

	South African Rand	Buy	5/24/11	1,596,750	1,562,328	34,422

	Swedish Krona	Buy	5/24/11	915,191	872,741	42,450

	Swiss Franc	Sell	5/24/11	4,001,014	3,915,357	(85,657)

	Taiwan Dollar	Buy	5/24/11	704,962	692,949	12,013

	Thai Baht	Buy	5/24/11	1,134,256	1,124,223	10,033

61

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $636,470,315) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Buy	5/24/11	$6,205,688	$5,848,296	$357,392

	Brazilian Real	Buy	5/24/11	1,601,171	1,558,419	42,752

	British Pound	Sell	5/24/11	12,633,434	12,307,831	(325,603)

	Canadian Dollar	Buy	5/24/11	850,911	843,158	7,753

	Czech Koruna	Sell	5/24/11	219,218	206,966	(12,252)

	Euro	Buy	5/24/11	9,047,126	8,675,520	371,606

	Hungarian Forint	Buy	5/24/11	4,832,711	4,630,578	202,133

	Indian Rupee	Sell	5/24/11	3,734,904	3,707,391	(27,513)

	Japanese Yen	Sell	5/24/11	7,828,363	7,563,029	(265,334)

	Mexican Peso	Buy	5/24/11	3,453,075	3,358,474	94,601

	New Zealand Dollar	Sell	5/24/11	1,656,134	1,590,125	(66,009)

	Norwegian Krone	Sell	5/24/11	1,074,371	1,057,789	(16,582)

	Polish Zloty	Sell	5/24/11	1,724,051	1,654,062	(69,989)

	Singapore Dollar	Buy	5/24/11	2,435,408	2,362,593	72,815

	South African Rand	Buy	5/24/11	2,691,807	2,631,705	60,102

	South Korean Won	Buy	5/24/11	4,746,731	4,660,690	86,041

	Russian Ruble	Buy	5/24/11	1,650,359	1,655,734	(5,375)

	Swedish Krona	Buy	5/24/11	737,574	713,727	23,847

	Swiss Franc	Sell	5/24/11	6,789,242	6,353,716	(435,526)

	Taiwan Dollar	Sell	5/24/11	30,810	30,337	(473)

	Thai Baht	Buy	5/24/11	1,932,172	1,916,397	15,775

	Turkish Lira	Sell	5/24/11	46,883	46,813	(70)

Westpac Banking Corp.

	Australian Dollar	Buy	5/24/11	5,609,507	5,379,721	229,786

	British Pound	Sell	5/24/11	1,633,181	1,577,108	(56,073)

	Canadian Dollar	Buy	5/24/11	716,401	700,623	15,778

	Euro	Sell	5/24/11	2,405,953	2,302,068	(103,885)

	Japanese Yen	Sell	5/24/11	10,692,992	10,242,491	(450,501)

	New Zealand Dollar	Sell	5/24/11	2,079,873	2,003,308	(76,565)

	Norwegian Krone	Sell	5/24/11	444,870	437,294	(7,576)

	Swedish Krona	Buy	5/24/11	4,253,513	4,252,140	1,373

	Swiss Franc	Sell	5/24/11	3,722,076	3,485,316	(236,760)

Total						$55,111

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 10 yr (Short)	17	$2,282,298	Jun-11	$(2,593)

Canadian Government Bond
10 yr (Short)	129	16,582,695	Jun-11	(96,845)

Euro-Bund 10 yr (Long)	321	58,544,797	Jun-11	844,338

Euro-Dollar 90 day (Short)	649	160,854,650	Jun-12	(163,872)

Euro-Schatz 2 yr (Short)	20	3,184,276	Jun-11	(4,481)

62

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Swiss Franc 3 Month (Short)	110	$31,634,153	Dec-11	$(4,813)

Euro-Swiss Franc 3 Month (Short)	110	31,503,618	Jun-12	(14,596)

Euro-Swiss Franc 3 Month (Short)	110	31,395,369	Dec-12	(18,504)

Euro-Swiss Franc 3 Month (Short)	110	31,567,294	Mar-12	(3,222)

Euro-Swiss Franc 3 Month (Short)	110	31,694,645	Sep-11	1,178

Japanese Government Bond
10 yr (Short)	17	29,349,729	Jun-11	(71,470)

Japanese Government Bond
10 yr Mini (Short)	3	518,010	Jun-11	(4,156)

U.K. Gilt 10 yr (Long)	379	75,469,646	Jun-11	1,435,235

U.S. Treasury Bond 20 yr (Short)	65	7,954,375	Jun-11	(120,373)

U.S. Treasury Bond 30 yr (Long)	314	39,524,750	Jun-11	796,239

U.S. Treasury Note 5 yr (Long)	30	3,554,063	Jun-11	53,170

U.S. Treasury Note 10 yr (Short)	571	69,171,297	Jun-11	(517,866)

Total				$2,107,369

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $33,356,510) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	$5,758,100	Apr-12/4.8675	$50,671

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	5,758,100	Apr-12/4.8675	550,186

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	9,071

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	799,740

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,332,000	Aug-11/4.49	1,050,810

Option on an interest rate swap with Citibank, N.A.
for the obligation to receive a fixed rate of 4.49%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,332,000	Aug-11/4.49	10,359

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	4,070

63

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $33,356,510) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	$6,166,000	Aug-11/4.55	$556,358

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.70	785

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.70	354,643

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	15,321,700	Aug-15/4.375	2,258,127

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	15,321,700	Aug-15/4.375	1,193,407

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	15,321,700	Aug-15/4.46	1,267,411

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	15,321,700	Aug-15/4.46	2,129,716

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	5,042,460	Feb-15/5.27	242,568

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,042,460	Feb-15/5.27	410,557

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	795,340	Feb-15/5.36	36,403

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	795,340	Feb-15/5.36	68,089

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	135,106

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	2,085,610

64

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $33,356,510) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to receive
a fixed rate of 4.80% versus the three month
USD-LIBOR-BBA maturing January 17, 2022.	$38,426,000	Jan-12/4.80	$188,287

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to pay a
fixed rate of 4.80% versus the three month
USD-LIBOR-BBA maturing January 17, 2022.	38,426,000	Jan-12/4.80	3,710,415

Option on an interest rate swap with Citibank,
N.A. for the obligation to receive a fixed rate of
4.52% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	16,967,000	Jul-11/4.52	4,072

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of 4.52%
versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	16,967,000	Jul-11/4.52	1,536,023

Option on an interest rate swap with Citibank,
N.A. for the obligation to receive a fixed rate of
4.5475% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	8,483,500	Jul-11/4.5475	1,782

Option on an interest rate swap with Citibank,
N.A. for the obligation to pay a fixed rate of
4.5475% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	8,483,500	Jul-11/4.5475	787,947

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to pay a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	86,207,400	Sep-15/4.04	3,126,225

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to receive a
fixed rate of 4.04% versus the three month
USD-LIBOR-BBA maturing September 11, 2025.	86,207,400	Sep-15/4.04	8,679,825

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed
rate of 0.578% versus the six month
CHF-LIBOR-BBA maturing December 24, 2013.	CHF 15,020,000	Dec-11/0.578	2,174

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed
rate of 0.602% versus the six month
CHF-LIBOR-BBA maturing December 22, 2013.	CHF 15,020,000	Dec-11/0.602	2,574

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed
rate of 0.70175% versus the six month
CHF-LIBOR-BBA maturing January 23, 2014.	CHF 15,020,000	Jan-12/0.70175	5,425

Option on an interest rate swap with UBS AG for
the obligation to pay a fixed rate of 0.722%
versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF 15,020,000	Jan-12/0.722	6,104

Total		$31,264,540

65

TBA SALE COMMITMENTS OUTSTANDING at 4/30/11 (proceeds receivable $120,588,183) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2041	$83,238,000	5/12/11	$85,644,094

FNMA, 4 1/2s, April 1, 2041	13,000,000	5/12/11	13,391,015

FNMA, 4s, May 1, 2041	18,000,000	5/12/11	17,915,625

FNMA, 3 1/2s, May 1, 2041	5,000,000	5/12/11	4,769,141

Total			$121,719,875

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$127,000,900	$(8,620)	12/6/12	0.79%	3 month USD-
					LIBOR-BBA	$(761,621)

	177,573,200	(107,767)	4/12/13	0.97%	3 month USD-
					LIBOR-BBA	(937,282)

	54,756,200	(123,649)	4/12/41	4.39%	3 month USD-
					LIBOR-BBA	(2,381,597)

AUD	6,090,000	—	4/18/21	6.1%	6 month AUD-
					BBR-BBSW	(73,894)

GBP	15,850,000	—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	(200,238)

GBP	7,090,000	—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	(251,138)

GBP	5,000,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(270,515)

GBP	10,310,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	185,212

Barclays Bank PLC
	$155,395,900	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(3,659,254)

	29,190,100	37,632	3/30/31	3 month USD-
				LIBOR-BBA	4.17%	724,999

	192,089,000	44,441	4/1/13	1%	3 month USD-
					LIBOR-BBA	(1,029,448)

	44,400,000	—	5/4/16	2.17%	3 month USD-
					LIBOR-BBA	(33,300)

AUD	20,080,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	120,408

AUD	15,270,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(75,609)

AUD	9,600,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(90,868)

EUR	6,570,000	—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	(45,661)

GBP	19,400,000	—	4/6/16	6 month GBP-
				LIBOR-BBA	3.05%	498,883

GBP	6,600,000	—	4/6/31	4.2375%	6 month GBP-
					LIBOR-BBA	(333,159)

66

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
GBP	8,760,000	$—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	$(326,309)

GBP	9,510,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	162,100

GBP	22,200,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(295,160)

GBP	3,650,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	211,954

Citibank, N.A.
	$43,268,800	(11,906)	12/10/12	0.81%	3 month USD-
					LIBOR-BBA	(280,148)

GBP	19,400,000	—	4/5/16	6 month GBP-
				LIBOR-BBA	3.075%	539,682

GBP	6,600,000	—	4/5/31	4.21075%	6 month GBP-
					LIBOR-BBA	(292,615)

GBP	37,830,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(1,251,249)

GBP	11,220,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	610,846

GBP	47,290,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	371,183

SEK	26,320,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	131,432

SEK	22,120,000	—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	21,396

SEK	32,670,000	—	4/15/21	3.93%	3 month SEK-
					STIBOR-SIDE	(84,836)

SEK	15,850,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	(19,193)

SEK	26,320,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	12,560

Credit Suisse International
	$21,787,800	(29,039)	3/14/16	3 month USD-
				LIBOR-BBA	2.35%	287,438

	41,446,400	95,011	3/14/41	4.36%	3 month USD-
					LIBOR-BBA	(1,526,354)

	47,700,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(55,332)

	244,766,100	(50,076)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(4,371,116)

	235,490,200	—	4/15/13	0.93125%	3 month USD-
					LIBOR-BBA	(894,941)

	15,000,000	—	5/3/21	3.431%	3 month USD-
					LIBOR-BBA	(78,600)

	3,346,000	—	5/4/21	3.377%	3 month USD-
					LIBOR-BBA	—

	3,577,000	—	5/4/21	3.379%	3 month USD-
					LIBOR-BBA	—

67

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CHF	19,760,000	$—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	$17,106

CHF	7,540,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	69,291

CHF	6,270,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	20,694

CHF	32,010,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	37,789

CHF	10,250,000	—	4/28/16	6 month CHF-
				LIBOR-BBA	1.69%	(18,043)

EUR	3,285,000	—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	9,338

EUR	5,580,000	—	4/19/21	3.691%	6 month EUR-
					EURIBOR-
					REUTERS	(113,051)

GBP	11,380,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(405,298)

GBP	6,290,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	347,112

GBP	3,340,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(142,312)

SEK	15,850,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(25,386)

SEK	52,040,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	56,308

SEK	11,630,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	(12,582)

SEK	28,710,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	22,589

Deutsche Bank AG
	$278,565,000	652,566	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(4,300,289)

	286,218,500	(191,338)	4/21/13	0.81%	3 month USD-
					LIBOR-BBA	(513,036)

EUR	22,470,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	287,072

KRW	8,401,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(5,488)

KRW	8,331,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(5,453)

68

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$59,908,700 E	$—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	$(36,544)

	21,904,100	—	4/4/16	3 month USD-
				LIBOR-BBA	2.415%	340,915

	17,986,600	—	4/20/41	3 month USD-
				LIBOR-BBA	4.2525%	290,405

	7,968,700	35,092	5/3/21	3 month USD-
				LIBOR-BBA	3.39%	48,240

	12,400,000	—	5/4/41	4.1775%	3 month USD-
					LIBOR-BBA	—

CHF	22,260,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	48,976

EUR	3,285,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	20,073

GBP	4,720,000	—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	(189,073)

KRW	8,051,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(345)

SEK	14,700,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	9,237

SEK	28,710,000	—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	14,562

JPMorgan Chase Bank, N.A.
	$9,579,200	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	311,642

	95,500,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(123,100)

	68,100,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(96,157)

	34,419,800	—	3/25/16	2.27%	3 month USD-
					LIBOR-BBA	(322,976)

	29,478,900	(59,061)	3/31/41	4.28%	3 month USD-
					LIBOR-BBA	(743,597)

	161,524,900	7,482	4/27/13	0.83%	3 month USD-
					LIBOR-BBA	(195,685)

	45,000,000	—	5/4/21	3 month USD-
				LIBOR-BBA	3.38%	31,050

	4,292,200	1,013	1/27/13	0.84%	3 month USD-
					LIBOR-BBA	(22,229)

CAD	3,390,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	105,376

GBP	3,650,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	201,988

JPY	644,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(131,886)

69

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	979,460,000	$—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	$(107,651)

JPY	976,750,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	44,162

JPY	36,800,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	(4,388)

JPY	49,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	8,361

MXN	63,220,000	—	8/19/20	1 month MXN-
				TIIE-BANXICO	6.615%	(306,723)

MXN	40,760,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	(170,007)

UBS, AG
AUD	6,790,000 E	—	4/11/21	6 month AUD-
				BBR-BBSW	6.65%	84,699

AUD	6,790,000 E	—	4/12/21	6 month AUD-
				BBR-BBSW	6.61%	75,313

CHF	32,710,000	—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	31,851

CHF	32,710,000	—	4/19/13	6 month CHF-
				LIBOR-BBA	0.9325%	43,455

Total						$(21,155,039)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$42,137,009	$—	1/12/40	5.00% (1 month	Synthetic TRS	$(258,766)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,561,986	(3,564)	1/12/39	(5.50%) 1 month	Synthetic TRS	38,910
				USD-LIBOR	Index .50%
					30 year Fannie Mae
					pools

	4,591,712	(2,152)	1/12/40	5.00% (1 month	Synthetic TRS	(30,352)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,561,986	(3,564)	1/12/39	(5.50%) 1 month	Synthetic TRS	38,910
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	4,591,712	(6,457)	1/12/40	5.00% (1 month	Synthetic TRS	(34,656)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

70

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A. cont.
$6,233,448	$37,011	1/12/34	(5.50%) 1 month	Synthetic TRS	$4,470
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,170,978	(5,489)	1/12/40	(4.50%) 1 month	Synthetic TRS	6,095
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

1,179,334	3,133	1/12/40	5.00% (1 month	Synthetic TRS	(5,406)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

17,937,448	(89,687)	1/12/40	(4.50%) 1 month	Synthetic TRS	87,762
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Barclays Bank PLC
13,513,993	—	1/12/40	5.00% (1 month	Synthetic TRS	(82,990)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,177,345	—	1/12/40	4.50% (1 month	Synthetic TRS	(46,105)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

6,101,472	—	1/12/40	5.00% (1 month	Synthetic TRS	(37,470)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

666,183	—	1/12/40	5.00% (1 month	Synthetic TRS	(4,091)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

10,980,975	—	1/12/40	5.00% (1 month	Synthetic TRS	(67,435)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,316,669	—	1/12/39	5.50% (1 month	Synthetic TRS	(12,258)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

23,490,906	—	1/12/38	(6.50%) 1 month	Synthetic TRS	114,561
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

25,244,138	—	1/12/40	5.00% (1 month	Synthetic TRS	(155,026)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

71

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$8,490,743	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(76,955)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

18,157,938	—	1/12/40	4.50% (1 month	Synthetic TRS	(161,700)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

14,321,777	—	1/12/40	4.50% (1 month	Synthetic TRS	(127,538)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

8,194,290	—	1/12/41	5.00% (1 month	Synthetic TRS	(64,424)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,760,000	—	4/7/16	(2.63%)	USA Non Revised	14,377
				Consumer Price
				Index - Urban
				(CPI-U)

38,912,092	—	1/12/38	6.50% (1 month	Synthetic MBX	140,525
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

4,561,986	(6,415)	1/12/39	(5.50%) 1 month	Synthetic TRS	36,059
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

4,561,540	(6,415)	1/12/39	(5.50%) 1 month	Synthetic TRS	36,055
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

4,591,712	(3,587)	1/12/40	5.00% (1 month	Synthetic TRS	(31,786)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,456,367	—	1/12/38	(6.50%) 1 month	Synthetic TRS	16,856
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,695,872	—	1/12/39	5.50% (1 month	Synthetic TRS	(71,650)
			USD-LIBOR)	Index 5.50%
				year Fannie Mae
				30 pools

11,469,015	—	1/12/38	(6.50%) 1 month	Synthetic TRS	55,933
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

72

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$8,539,907	$—	1/12/38	(6.50%) 1 month	Synthetic TRS	$41,648
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

10,955,897	(15,407)	1/12/39	(5.50%) 1 month	Synthetic TRS	86,597
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

10,991,322	(6,870)	1/12/40	4.50% (1 month	Synthetic TRS	(104,749)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,832,817	(1,718)	1/12/39	(5.50%) 1 month	Synthetic TRS	15,346
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

3,125,377	977	1/12/41	(5.00%) 1 month	Synthetic TRS	25,979
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

3,097,940	(2,904)	1/12/40	5.00% (1 month	Synthetic TRS	(22,356)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

43,451,836	(108,630)	1/12/38	(6.50%) 1 month	Synthetic MBX	(250,399)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

25,863,091	(109,110)	1/12/40	4.00% (1 month	Synthetic MBX	462,386
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

32,799,031	—	1/12/40	5.00% (1 month	Synthetic TRS	(201,421)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

7,117,116	—	1/12/40	5.00% (1 month	Synthetic TRS	(43,707)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,340,395	—	1/12/40	5.00% (1 month	Synthetic TRS	(14,373)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,031,050	—	1/12/40	4.50% (1 month	Synthetic TRS	(9,182)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

73

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$27,808,895	$(152,080)	1/12/40	(4.50%) 1 month	Synthetic TRS	$123,025
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

	5,298,334	(86,926)	1/12/41	4.50% (1 month	Synthetic MBX	—
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	5,759,151	(94,486)	1/12/40	4.50% (1 month	Synthetic MBX	—
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	21,682,466	—	1/12/38	(6.50%) 1 month	Synthetic TRS	105,742
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	21,682,466	—	1/12/38	(6.50%) 1 month	Synthetic TRS	105,742
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
	4,439,412	(3,468)	1/12/39	(5.50%) 1 month	Synthetic TRS	37,865
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	4,636,452	(5,796)	1/12/40	4.50% (1 month	Synthetic TRS	(47,084)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	45,192,314	162,409	1/12/40	5.00% (1 month	Synthetic TRS	(164,779)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

GBP	5,330,000	—	5/18/13	(3.38%)	GBP Non-revised	231,260
					UK Retail Price
					Index

Credit Suisse International
	$19,456,046	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(70,263)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	4,591,712	(9,327)	1/12/40	5.00% (1 month	Synthetic TRS	(37,526)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,561,986	713	1/12/39	(5.50%) 1 month	Synthetic TRS	43,187
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

74

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$1,170,978	$(5,855)	1/12/40	(4.50%) 1 month	Synthetic TRS	$5,874
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

1,166,482	4,921	1/12/41	5.00% (1 month	Synthetic TRS	(5,690)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Deutsche Bank AG
19,456,046	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(70,263)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

14,464,336	36,161	1/12/34	(5.00%) 1 month	Synthetic TRS	59,409
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

8,490,743	2,653	1/12/41	(4.50%) 1 month	Synthetic TRS	81,986
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
2,665,000	—	7/28/11	(0.685%)	USA Non Revised	70,060
				Consumer Price
				Index - Urban
				(CPI-U)

2,665,000	—	7/29/11	(0.76%)	USA Non Revised	68,312
				Consumer Price
				Index - Urban
				(CPI-U)

2,665,000	—	7/30/11	(0.73%)	USA Non Revised	69,362
				Consumer Price
				Index - Urban
				(CPI-U)

3,290,000	—	3/1/16	2.47%	USA Non Revised	(40,095)
				Consumer Price
				Index - Urban
				(CPI-U)

2,467,500	—	3/3/16	2.45%	USA Non Revised	(32,275)
				Consumer Price
				Index - Urban
				(CPI-U)

14,464,336	(45,201)	1/12/34	5.00% (1 month	Synthetic TRS	(68,449)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

6,233,448	(24,349)	1/12/34	5.50% (1 month	Synthetic TRS	8,191
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

75

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,313,958	$(4,660)	1/12/39	(5.50%) 1 month	Synthetic TRS	$26,697
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

6,534,340	7,147	1/12/40	(5.00%) 1 month	Synthetic TRS	48,176
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

11,783,607	—	1/12/39	5.50% (1 month	Synthetic TRS	(109,708)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

22,555,420	—	1/12/39	5.50% (1 month	Synthetic TRS	(209,995)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

24,613,844	—	1/12/38	(6.50%) 1 month	Synthetic TRS	120,038
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Total					$(343,527)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
France, Gov’t of,
4.25%, 04/25/2019	—	$(721,448)	$17,520,000	12/20/15	(25 bp)	$(390,859)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(5,786)	650,000	12/20/19	(100 bp)	53,509

Deutsche Bank AG
France, Gov’t of,
4.25%, 04/25/2019	—	9,480	10,140,000	6/20/15	(100 bp)	(156,856)

JPMorgan Chase Bank, N.A.
Spain Gov’t, 5.5%,
7/30/2017	—	(533,086)	7,100,000	6/20/15	(100 bp)	(202,857)

Spain Gov’t, 5.5%,
7/30/2017	—	(546,723)	6,000,000	6/20/16	(100 bp)	(183,716)

Total						$(880,779)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

76

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

100 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$31,201,087	$—

Corporate bonds and notes	—	30,680,252	—

Foreign government bonds and notes	—	2,688,759	—

Mortgage-backed securities	—	128,741,137	—

Purchased options outstanding	—	422,706	—

U.S. Government agency obligations	—	2,346,148	—

U.S. Government and agency mortgage obligations	—	45,202,528	—

U.S. Treasury obligations	—	52,988	—

Short-term investments	8,452,825	172,626,380	—

Totals by level	$8,452,825	$413,961,985	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$7,242	$—

Futures contracts	268,832	—	—

Written options	—	(5,867,787)	—

TBA sale commitments	—	(23,426,308)	—

Interest rate swap contracts	—	(3,747,772)	—

Total return swap contracts	—	16,422	—

Credit default contracts	—	165,137	—

Totals by level	$268,832	$(32,853,066)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

300 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$130,317,396	$—

Corporate bonds and notes	—	231,775,474	—

Foreign government bonds and notes	—	30,888,981	—

Mortgage-backed securities	—	641,266,368	—

Purchased options outstanding	—	773,017	—

Senior loans	—	44,885,991	—

U.S. Government agency obligations	—	5,070,445	—

U.S. Government and agency mortgage obligations	—	218,862,636	—

U.S. Treasury obligations	—	351,044	—

Short-term investments	60,287,530	390,326,188	—

Totals by level	$60,287,530	$1,694,517,540	$—

77

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$55,111	$—

Futures contracts	2,107,369	—	—

Written options	—	(31,264,540)	—

TBA sale commitments	—	(121,719,875)	—

Interest rate swap contracts	—	(21,446,820)	—

Total return swap contracts	—	205,465	—

Credit default contracts	—	916,784	—

Totals by level	$2,107,369	$(173,253,875)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

78

Statement of assets and liabilities 4/30/11 (Unaudited)

Putnam Absolute Return 100 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $410,683,227)	$413,961,985
Affiliated issuers (identified cost $8,452,825) (Note 6)	8,452,825

Interest and other receivables	1,345,170

Receivable for shares of the fund sold	2,283,203

Receivable for investments sold	467,898

Receivable for sales of delayed delivery securities (Note 1)	23,219,882

Unrealized appreciation on swap contracts (Note 1)	2,294,629

Receivable for variation margin (Note 1)	32,423

Unrealized appreciation on forward currency contracts (Note 1)	27,119

Receivable from Manager (Note 2)	21,838

Premium paid on swap contracts (Note 1)	608,334

Total assets	452,715,306

LIABILITIES

Payable to custodian	2,282

Payable for investments purchased	6,186,110

Payable for purchases of delayed delivery securities (Note 1)	40,465,387

Payable for shares of the fund repurchased	2,137,476

Payable for investor servicing fees (Note 2)	41,021

Payable for custodian fees (Note 2)	24,591

Payable for Trustee compensation and expenses (Note 2)	5,917

Payable for administrative services (Note 2)	1,270

Payable for distribution fees (Note 2)	100,491

Unrealized depreciation on forward currency contracts (Note 1)	19,877

Written options outstanding, at value (premiums received $6,810,596) (Notes 1 and 3)	5,867,787

Premium received on swap contracts (Note 1)	339,323

Unrealized depreciation on swap contracts (Note 1)	6,129,853

TBA sale commitments, at value (proceeds receivable $23,199,878) (Note 1)	23,426,308

Other accrued expenses	69,993

Total liabilities	84,817,686

Net assets	$367,897,620

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$363,914,707

Undistributed net investment income (Note 1)	2,613,072

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	941,878

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	427,963

Total — Representing net assets applicable to capital shares outstanding	$367,897,620

(Continued on next page)

79

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($215,419,850 divided by 20,678,661 shares)	$10.42

Offering price per class A share (100/99.00 of $10.42)*	$10.53

Net asset value and offering price per class B share ($2,822,774 divided by 271,792 shares)**	$10.39

Net asset value and offering price per class C share ($65,905,358 divided by 6,378,828 shares)**	$10.33

Net asset value and redemption price per class M share ($3,280,625 divided by 315,474 shares)	$10.40

Offering price per class M share (100/99.25 of $10.40)*	$10.48

Net asset value, offering price and redemption price per class R share
($397,591 divided by 38,356 shares)	$10.37

Net asset value, offering price and redemption price per class Y share
($80,071,422 divided by 7,660,055 shares)	$10.45

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

80

Statement of operations Six months ended 4/30/11 (Unaudited)

Putnam Absolute Return 100 Fund

INVESTMENT INCOME

Interest (including interest income of $16,884 from investments in affiliated issuers) (Note 6)	$5,458,513

Total investment income	5,458,513

EXPENSES

Compensation of Manager (Note 2)	862,756

Investor servicing fees (Note 2)	234,711

Custodian fees (Note 2)	25,851

Trustee compensation and expenses (Note 2)	10,396

Administrative services (Note 2)	5,661

Distribution fees — Class A (Note 2)	247,504

Distribution fees — Class B (Note 2)	6,456

Distribution fees — Class C (Note 2)	334,775

Distribution fees — Class M (Note 2)	4,520

Distribution fees — Class R (Note 2)	918

Other	94,859

Fees waived and reimbursed by Manager (Note 2)	(507,911)

Total expenses	1,320,496

Expense reduction (Note 2)	(615)

Net expenses	1,319,881

Net investment income	4,138,632

Net realized gain on investments (Notes 1 and 3)	2,353,676

Net realized loss on swap contracts (Note 1)	(244,446)

Net realized loss on futures contracts (Note 1)	(1,154,487)

Net realized gain on foreign currency transactions (Note 1)	43

Net realized loss on written options (Notes 1 and 3)	(364,950)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	1,871

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	1,309,782

Net gain on investments	1,901,489

Net increase in net assets resulting from operations	$6,040,121

The accompanying notes are an integral part of these financial statements.

81

Statement of changes in net assets

Putnam Absolute Return 100 Fund

INCREASE IN NET ASSETS	Six months ended 4/30/11*	Year ended 10/31/10

Operations:
Net investment income	$4,138,632	$4,646,098

Net realized gain on investments and foreign currency transactions	589,836	366,399

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	1,311,653	(1,894,436)

Net increase in net assets resulting from operations	6,040,121	3,118,061

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(2,216,227)	(218,894)

Class B	(25,047)	—

Class C	(379,539)	(25,277)

Class M	(36,496)	(3,043)

Class R	(3,804)	(245)

Class Y	(974,558)	(263,834)

Net realized short-term gain on investments

Class A	(88,648)	—

Class B	(1,376)	—

Class C	(33,293)	—

Class M	(1,483)	—

Class R	(167)	—

Class Y	(33,839)	—

From net realized long-term gain on investments
Class A	(1,418,362)	(6,638)

Class B	(22,019)	(198)

Class C	(532,687)	(2,808)

Class M	(23,737)	(98)

Class R	(2,670)	(8)

Class Y	(541,421)	(6,136)

Redemption fees (Note 1)	—	3,600

Increase from capital share transactions (Note 4)	51,702,360	179,115,781

Total increase in net assets	51,407,108	181,710,263

NET ASSETS

Beginning of period	316,490,512	134,780,249

End of period (including undistributed net investment
income of $2,613,072 and $2,110,111, respectively)	$367,897,620	$316,490,512

* Unaudited

The accompanying notes are an integral part of these financial statements.

82

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83

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
April 30, 2011**	$10.44	.13	.07	.20	(.13)	(.09)	(.22)	—	$10.42	1.85 *	$215,420	.33*[d]	1.23*[d]	77*[f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [e]	(.03)	— [e]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009 †	10.00	.16	.16	.32	— [e]	—	— [e]	— [e]	10.32	3.22 *	57,719	1.03*[d]	1.51*[d]	44*

Class B
April 30, 2011**	$10.39	.12	.06	.18	(.09)	(.09)	(.18)	—	$10.39	1.72 *	$2,823	.43*[d]	1.16*[d]	77*[f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [e]	— [e]	— [e]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009 †	10.00	.11	.16	.27	— [e]	—	— [e]	— [e]	10.27	2.71 *	1,931	1.54*[d]	1.03*[d]	44*

Class C
April 30, 2011**	$10.33	.09	.06	.15	(.06)	(.09)	(.15)	—	$10.33	1.39 *	$65,905	.70*[d]	.88*[d]	77*[f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [e]	(.01)	— [e]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009 †	10.00	.11	.15	.26	— [e]	—	— [e]	— [e]	10.26	2.61 *	20,426	1.67*[d]	1.04*[d]	44*

Class M
April 30, 2011**	$10.42	.12	.07	.19	(.12)	(.09)	(.21)	—	$10.40	1.83 *	$3,281	.36*[d]	1.21*[d]	77*[f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [e]	(.03)	— [e]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009 †	10.00	.15	.16	.31	— [e]	—	— [e]	— [e]	10.31	3.12 *	850	1.16*[d]	1.47*[d]	44*

Class R
April 30, 2011**	$10.39	.11	.07	.18	(.11)	(.09)	(.20)	—	$10.37	1.75 *	$398	.46*[d]	1.11*[d]	77*[f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [e]	(.03)	— [e]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009 †	10.00	.11	.19	.30	— [e]	—	— [e]	— [e]	10.30	3.02 *	14	1.24*[d]	1.10*[d]	44*

Class Y
April 30, 2011**	$10.48	.14	.06	.20	(.14)	(.09)	(.23)	—	$10.45	1.93 *	$80,071	.21*[d]	1.37*[d]	77*[f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [e]	(.04)	— [e]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009 †	10.00	.20	.14	.34	— [e]	—	— [e]	— [e]	10.34	3.42 *	53,840	.81*[d]	1.87*[d]	44*

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2011	0.15%

October 31, 2009	0.44

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

84	85

Statement of assets and liabilities 4/30/11 (Unaudited)

Putnam Absolute Return 300 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,673,559,429)	$1,694,517,540
Affiliated issuers (identified cost $60,287,530) (Note 6)	60,287,530

Cash	5,483,122

Interest and other receivables	7,335,472

Receivable for shares of the fund sold	27,700,000

Receivable for investments sold	37,965,223

Receivable for sales of delayed delivery securities (Note 1)	120,749,483

Unrealized appreciation on swap contracts (Note 1)	8,936,601

Receivable for variation margin (Note 1)	245,504

Unrealized appreciation on forward currency contracts (Note 1)	11,482,166

Premium paid on swap contracts (Note 1)	3,192,616

Total assets	1,977,895,257

LIABILITIES

Payable for investments purchased	98,900,264

Payable for purchases of delayed delivery securities (Note 1)	198,259,121

Payable for shares of the fund repurchased	2,586,566

Payable for compensation of Manager (Note 2)	354,772

Payable for investor servicing fees (Note 2)	156,918

Payable for custodian fees (Note 2)	52,064

Payable for Trustee compensation and expenses (Note 2)	17,623

Payable for administrative services (Note 2)	4,361

Payable for distribution fees (Note 2)	387,069

Unrealized depreciation on forward currency contracts (Note 1)	11,427,055

Written options outstanding, at value (premiums received $33,356,510) (Notes 1 and 3)	31,264,540

Premium received on swap contracts (Note 1)	1,137,842

Unrealized depreciation on swap contracts (Note 1)	31,315,946

TBA sale commitments, at value (proceeds receivable $120,588,183) (Note 1)	121,719,875

Other accrued expenses	162,989

Total liabilities	497,747,005

Net assets	$1,480,148,252

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,448,664,628

Undistributed net investment income (Note 1)	15,770,670

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	14,054,135

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,658,819

Total — Representing net assets applicable to capital shares outstanding	$1,480,148,252

(Continued on next page)

86

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($776,284,936 divided by 70,813,963 shares)	$10.96

Offering price per class A share (100/99.00 of $10.96)*	$11.07

Net asset value and offering price per class B share ($15,815,077 divided by 1,449,043 shares)**	$10.91

Net asset value and offering price per class C share ($278,507,380 divided by 25,655,452 shares)**	$10.86

Net asset value and redemption price per class M share ($18,778,007 divided by 1,717,586 shares)	$10.93

Offering price per class M share (100/99.25 of $10.93)*	$11.01

Net asset value, offering price and redemption price per class R share
($940,132 divided by 85,984 shares)	$10.93

Net asset value, offering price and redemption price per class Y share
($389,822,720 divided by 35,451,294 shares)	$11.00

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

87

Statement of operations Six months ended 4/30/11 (Unaudited)

Putnam Absolute Return 300 Fund

INVESTMENT INCOME

Interest (net of foreign tax of $23,517) (including interest income
of $62,736 from investments in affiliated issuers) (Note 6)	$30,490,062

Total investment income	30,490,062

EXPENSES

Compensation of Manager (Note 2)	3,706,204

Investor servicing fees (Note 2)	803,879

Custodian fees (Note 2)	62,652

Trustee compensation and expenses (Note 2)	46,870

Administrative services (Note 2)	19,772

Distribution fees — Class A (Note 2)	767,972

Distribution fees — Class B (Note 2)	34,202

Distribution fees — Class C (Note 2)	1,223,393

Distribution fees — Class M (Note 2)	23,387

Distribution fees — Class R (Note 2)	1,887

Other	264,263

Fees waived and reimbursed by Manager (Note 2)	(1,073,452)

Total expenses	5,881,029

Expense reduction (Note 2)	(5,055)

Net expenses	5,875,974

Net investment income	24,614,088

Net realized gain on investments (Notes 1 and 3)	20,197,860

Net realized gain on swap contracts (Note 1)	2,476,644

Net realized loss on futures contracts (Note 1)	(6,952,895)

Net realized loss on foreign currency transactions (Note 1)	(3,966,038)

Net realized gain on written options (Notes 1 and 3)	629,043

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(575,561)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	6,755,840

Net gain on investments	18,564,893

Net increase in net assets resulting from operations	$43,178,981

The accompanying notes are an integral part of these financial statements.

88

Statement of changes in net assets

Putnam Absolute Return 300 Fund

INCREASE IN NET ASSETS	Six months ended 4/30/11*	Year ended 10/31/10

Operations:
Net investment income	$24,614,088	$25,798,823

Net realized gain on investments and
foreign currency transactions	12,384,614	2,630,250

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	6,180,279	(9,401,686)

Net increase in net assets resulting from operations	43,178,981	19,027,387

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(16,056,193)	(1,325,251)

Class B	(394,628)	(55,453)

Class C	(5,426,425)	(623,791)

Class M	(416,716)	(29,907)

Class R	(17,871)	(695)

Class Y	(8,311,662)	(1,041,683)

Net realized short-term gain on investments

Class A	(1,060,370)	—

Class B	(28,976)	—

Class C	(450,415)	—

Class M	(27,781)	—

Class R	(1,247)	—

Class Y	(521,029)	—

From net realized long-term gain on investments
Class A	(1,161,359)	—

Class B	(31,736)	—

Class C	(493,311)	—

Class M	(30,427)	—

Class R	(1,365)	—

Class Y	(570,651)	—

Redemption fees (Note 1)	—	6,114

Increase from capital share transactions (Note 4)	476,016,141	731,345,121

Total increase in net assets	484,192,960	747,301,842

NET ASSETS

Beginning of period	995,955,292	248,653,450

End of period (including undistributed net investment
income of $15,770,670 and $21,780,077, respectively)	$1,480,148,252	$995,955,292

* Unaudited

The accompanying notes are an integral part of these financial statements.

89

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 300 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
April 30, 2011**	$10.92	.23	.17	.40	(.32)	(.04)	(.36)	—	$10.96	3.77 *	$776,285	.44*[d]	2.08*[d]	83*[f]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [e]	10.92	3.53	498,715	1.09	4.18	219 [f]
October 31, 2009 †	10.00	.32	.33	.65	— [e]	—	— [e]	— [e]	10.65	6.52 *	107,098	1.11*[d]	3.02*[d]	39*

Class B
April 30, 2011**	$10.86	.22	.16	.38	(.29)	(.04)	(.33)	—	$10.91	3.58 *	$15,815	.54*[d]	2.04*[d]	83*[f]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [e]	10.86	3.17	14,957	1.41	3.81	219 [f]
October 31, 2009 †	10.00	.26	.34	.60	— [e]	—	— [e]	— [e]	10.60	6.01 *	6,056	1.63*[d]	2.49*[d]	39*

Class C
April 30, 2011**	$10.80	.19	.16	.35	(.25)	(.04)	(.29)	—	$10.86	3.37 *	$278,507	.81*[d]	1.74*[d]	83*[f]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [e]	10.80	2.76	220,223	1.84	3.40	219 [f]
October 31, 2009 †	10.00	.28	.31	.59	— [e]	—	— [e]	— [e]	10.59	5.91 *	58,151	1.76*[d]	2.66*[d]	39*

Class M
April 30, 2011**	$10.90	.22	.17	.39	(.32)	(.04)	(.36)	—	$10.93	3.66 *	$18,778	.47*[d]	2.07*[d]	83*[f]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [e]	10.90	3.51	13,405	1.16	4.12	219 [f]
October 31, 2009 †	10.00	.29	.34	.63	— [e]	—	— [e]	— [e]	10.63	6.32 *	1,926	1.24*[d]	2.74*[d]	39*

Class R
April 30, 2011**	$10.89	.21	.17	.38	(.30)	(.04)	(.34)	—	$10.93	3.62 *	$940	.57*[d]	1.94*[d]	83*[f]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [e]	10.89	3.28	553	1.34	3.95	219 [f]
October 31, 2009 †	10.00	.30	.32	.62	— [e]	—	— [e]	— [e]	10.62	6.22 *	88	1.33*[d]	2.87*[d]	39*

Class Y
April 30, 2011**	$10.96	.24	.18	.42	(.34)	(.04)	(.38)	—	$11.00	3.92 *	$389,823	.32*[d]	2.20*[d]	83*[f]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [e]	10.96	3.81	248,102.84		4.41	219 [f]
October 31, 2009 †	10.00	.39	.28	.67	— [e]	—	— [e]	— [e]	10.67	6.72 *	75,335	.90*[d]	3.67*[d]	39*

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2011	0.09%

October 31, 2009	0.15

[e] Amount represents less than $0.01 per share.

[f] Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements 4/30/11 (Unaudited)

Note 1: Significant accounting policies

Putnam Absolute Return 100 and 300 Funds (the funds) are each a diversified series of Putnam Funds Trust (the trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds seek to earn a positive total return that exceeds, by a targeted amount, the rate of inflation, as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, over a reasonable period of time regardless of market conditions or general market direction. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds will invest primarily in a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to sell or buy.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through April 30, 2011.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These

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securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of each fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. Each fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

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E) Futures contracts Each fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates. The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to each fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds’ had an average number of contracts of approximately 500 and 3,000 (for 100 Fund and 300 Fund, respectively) on futures contracts for the reporting period.

F) Options contracts Each fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates. The potential risk to each fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the funds’ portfolios. See Note 3 for the volume of written options contracts activity for the reporting period. The funds had average contract amounts of approximately $63,700,000 and $261,900,000 (for 100 Fund and 300 Fund, respectively) on purchased options contracts for the reporting period.

G) Forward currency contracts Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and for the 300 Fund only, gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average contract amounts of approximately $1,000,000 and $511,000,000 (for 100 Fund and 300 Fund, respectively) on forward currency contracts for the reporting period.

H) Total return swap contracts Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors/industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum

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risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $101,400,000 and $493,200,000 (for 100 Fund and 300 Fund, respectively) on total return swap contracts for the reporting period.

I) Interest rate swap contracts Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. Outstanding notional amounts on interest rate swap contracts at the close of the reporting period for each fund are indicative of the volume of activity during the reporting period.

J) Credit default contracts Each fund enters into credit default contracts to hedge credit risk. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolios. Outstanding notional amounts on credit default swap contracts at the close of the reporting period for each fund are indicative of the volume of activity during the reporting period.

K) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which cannot be sold or repledged totaled $147,447 and $817,809 (for 100 Fund and 300 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities

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issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity. At the close of the reporting period, the funds had net liability positions of $9,167,710 and $52,039,193 (for 100 Fund and 300 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $8,543,929 and $50,210,710 (for 100 Fund and 300 Fund, respectively).

L) TBA purchase commitments Each fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

N) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

P) Line of credit Each fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust

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Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the funds had no borrowings against these arrangements.

Q) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior periods remain subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is as follows:

		Unrealized	Unrealized	Net unrealized
	Cost	appreciation	depreciation	appreciation

100 Fund	$419,299,746	$4,457,098	$1,342,034	$3,115,064

300 Fund	1,734,738,118	26,495,743	6,428,791	20,066,952

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

S) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Each fund pays Putnam Management a management fee (base fee) (based on each fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

100 Fund

0.630%	of the first $5 billion,
0.580%	of the next $5 billion,
0.530%	of the next $10 billion,
0.480%	of the next $10 billion,
0.430%	of the next $50 billion,
0.410%	of the next $50 billion,
0.400%	of the next $100 billion,
0.395%	of any excess thereafter.

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300 Fund

0.730%	of the first $5 billion,
0.680%	of the next $5 billion,
0.630%	of the next $10 billion,
0.580%	of the next $10 billion,
0.530%	of the next $50 billion,
0.510%	of the next $50 billion,
0.500%	of the next $100 billion,
0.495%	of any excess thereafter.

Commencing with each fund’s thirteenth whole calendar month of operation, the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 1.00% and 3.00% (for 100 Fund and 300 Fund, respectively), over the performance period. The maximum annualized performance adjustment rate is +/– 0.04% and +/– 0.12% (for 100 Fund and 300 Fund, respectively). The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

For the reporting period ended, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.24% and 0.29% (for 100 Fund and 300 Fund, respectively) of each fund’s average net assets before an increase of $35,940 and $242,429 (for 100 Fund and 300 Fund, respectively) (0.01% and 0.02% of each fund’s average net assets) based on performance.

Effective November 1, 2010, Putnam Management has agreed to limit each fund’s total expenses through February 29, 2012, to the extent that the total expenses of each fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.40% (100 Fund) and 0.60% (300 Fund) of each fund’s average net assets. During the reporting period, the funds’ expenses were reduced by $507,911 and $1,073,452 (for 100 Fund and 300 Fund, respectively) as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2011 to waive fees or reimburse each fund’s expenses to the extent necessary to limit the cumulative expenses of each fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under each fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of each fund’s average net assets over such fiscal year-to-date period. During the reporting period, the funds’ expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of each fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of each fund’s assets for which PAC is engaged as sub-adviser.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

98

Custodial functions for the funds’ assets are provided by State Street. Custody fees are based on the funds’ asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund. Putnam Investor Services, Inc. received fees for investor servicing based on each fund’s retail asset level, the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. Investor servicing fees will not exceed an annual rate of 0.375% of each fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Each fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the funds’ expenses were reduced by $615 and $5,055 (for 100 Fund and 300 Fund, respectively) under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $206 and $773 (for 100 Fund and 300 Fund, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	net commissions	net commissions

100 Fund	$401	$106

300 Fund	856	5

	Class B contingent	Class C contingent
	deferred sales charges	deferred sales charges

100 Fund	$6,695	$11,344

300 Fund	12,223	29,261

99

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A deferred	Class M deferred
	sales charges	sales charges

100 Fund	$7,646	$—

300 Fund	24,942	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated as follows:

U.S. GOVERNMENT SECURITIES		Purchases	Sales

100 Fund		$932,505	$878,786

300 Fund		6,136,183	5,780,356

OTHER SECURITIES		Purchases	Sales

100 Fund		$164,375,388	$135,712,895

300 Fund		1,021,311,423	767,916,642

Written option transactions during the reporting period are summarized as follows:

100 Fund		Contract amounts	Premiums received

Written options outstanding at the
beginning of the reporting period	USD	139,118,960	$8,269,000

Options opened	USD	8,860,663	108,400
	CHF	9,160,000	10,000

Options exercised	USD	(20,533,863)	(343,176)

Options expired	USD	—	—

Options closed	USD	(30,422,400)	(1,233,628)

Written options outstanding at the	USD	97,023,360	$6,800,596
end of the reporting period	CHF	9,160,000	10,000

300 Fund		Contract amounts	Premiums received

Written options outstanding at the
beginning of the reporting period	USD	555,224,800	$34,880,164

Options opened	USD	33,673,588	411,954
	CHF	60,080,000	65,593

Options exercised	USD	(78,035,788)	(1,304,187)

Options expired	USD	—	—

Options closed	USD	(17,189,000)	(697,014)

Written options outstanding at the	USD	493,673,600	$33,290,917
end of the reporting period	CHF	60,080,000	65,593

100

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

100 Fund

	Six months ended 4/30/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	9,998,762	$103,842,768	16,845,560	$174,956,868

Shares issued in connection with
reinvestment of distributions	279,907	2,877,439	18,399	190,429

	10,278,669	106,720,207	16,863,959	175,147,297

Shares repurchased	(5,822,178)	(60,501,638)	(6,235,194)	(64,805,243)

Net increase	4,456,491	$46,218,569	10,628,765	$110,342,054

	Six months ended 4/30/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	40,368	$418,042	191,913	$1,983,573

Shares issued in connection with
reinvestment of distributions	3,635	37,297	14	144

	44,003	455,339	191,927	1,983,717

Shares repurchased	(67,808)	(703,340)	(84,401)	(872,454)

Net increase (decrease)	(23,805)	$(248,001)	107,526	$1,111,263

	Six months ended 4/30/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,273,597	$13,121,163	6,075,906	$62,627,714

Shares issued in connection with
reinvestment of distributions	67,946	695,086	1,917	19,749

	1,341,543	13,816,249	6,077,823	62,647,463

Shares repurchased	(1,554,426)	(16,004,933)	(1,477,160)	(15,235,252)

Net increase (decrease)	(212,883)	$(2,188,684)	4,600,663	$47,412,211

	Six months ended 4/30/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	134,301	$1,399,336	228,995	$2,375,357

Shares issued in connection with
reinvestment of distributions	5,934	60,947	233	2,409

	140,235	1,460,283	229,228	2,377,766

Shares repurchased	(83,000)	(863,414)	(53,489)	(556,046)

Net increase	57,235	$596,869	175,739	$1,821,720

101

	Six months ended 4/30/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	21,429	$221,407	33,639	$347,692

Shares issued in connection with
reinvestment of distributions	649	6,641	25	253

	22,078	228,048	33,664	347,945

Shares repurchased	(12,744)	(131,775)	(5,996)	(61,873)

Net increase	9,334	$96,273	27,668	$286,072

	Six months ended 4/30/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	3,622,061	$37,718,830	12,052,836	$125,462,299

Shares issued in connection with
reinvestment of distributions	109,629	1,130,273	17,535	181,838

	3,731,690	38,849,103	12,070,371	125,644,137

Shares repurchased	(3,032,964)	(31,621,769)	(10,314,327)	(107,501,676)

Net increase	698,726	$7,227,334	1,756,044	$18,142,461

300 Fund

	Six months ended 4/30/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	34,306,248	$373,130,491	44,718,792	$482,378,886

Shares issued in connection with
reinvestment of distributions	1,406,851	15,025,173	108,748	1,161,431

	35,713,099	388,155,664	44,827,540	483,540,317

Shares repurchased	(10,548,339)	(114,677,931)	(9,230,154)	(99,726,104)

Net increase	25,164,760	$273,477,733	35,597,386	$383,814,213

	Six months ended 4/30/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	230,124	$2,491,804	1,084,281	$11,609,026

Shares issued in connection with
reinvestment of distributions	34,918	371,523	4,196	44,644

	265,042	2,863,327	1,088,477	11,653,670

Shares repurchased	(193,597)	(2,097,246)	(282,275)	(3,031,493)

Net increase	71,445	$766,081	806,202	$8,622,177

	Six months ended 4/30/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	8,086,652	$87,064,235	17,632,273	$188,304,186

Shares issued in connection with
reinvestment of distributions	455,808	4,831,565	39,530	419,810

	8,542,460	91,895,800	17,671,803	188,723,996

Shares repurchased	(3,283,354)	(35,348,221)	(2,767,440)	(29,612,204)

Net increase	5,259,106	$56,547,579	14,904,363	$159,111,792

102

	Six months ended 4/30/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	576,047	$6,247,360	1,129,937	$12,156,459

Shares issued in connection with
reinvestment of distributions	38,011	404,816	2,697	28,746

	614,058	6,652,176	1,132,634	12,185,205

Shares repurchased	(126,773)	(1,372,802)	(83,422)	(897,155)

Net increase	487,285	$5,279,374	1,049,212	$11,288,050

	Six months ended 4/30/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	54,195	$587,137	57,359	$617,901

Shares issued in connection with
reinvestment of distributions	1,847	19,687	29	311

	56,042	606,824	57,388	618,212

Shares repurchased	(20,857)	(225,908)	(14,860)	(160,716)

Net increase	35,185	$380,916	42,528	$457,496

	Six months ended 4/30/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	19,721,342	$214,980,150	26,678,250	$288,313,586

Shares issued in connection with
reinvestment of distributions	536,455	5,740,069	55,269	590,827

	20,257,797	220,720,219	26,733,519	288,904,413

Shares repurchased	(7,442,245)	(81,155,761)	(11,155,729)	(120,853,020)

Net increase	12,815,552	$139,564,458	15,577,790	$168,051,393

Note 5: Summary of derivative activity

100 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$197,945	Payables	$32,808

Foreign exchange
contracts	Receivables	27,119	Payables	19,877

Investments,
	Receivables,		Payables, Net
	Net assets —		assets —
	Unrealized		Unrealized
Interest rate	appreciation /		appreciation /
contracts	(depreciation)	3,447,668*	(depreciation)	12,355,267*

Total		$3,672,732		$12,407,952

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

103

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(25,925)	$(25,925)

Foreign exchange
contracts	—	—	3,853	—	3,853

Interest rate contracts	(653,165)	(1,154,487)	—	(218,521)	(2,026,173)

Total	$(653,165)	$(1,154,487)	$3,853	$(244,446)	$(2,048,245)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(50,524)	$(50,524)

Foreign exchange
contracts	—	—	7,228	—	7,228

Interest rate contracts	741,709	825,401	—	768,117	2,335,227

Total	$741,709	$825,401	$7,228	$717,593	$2,291,931

300 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$1,083,120	Payables	$166,336

Foreign exchange
contracts	Receivables	11,482,166	Payables	11,427,055

Investments,
	Receivables,		Payables, Net
	Net assets —		assets —
	Unrealized		Unrealized
Interest rate	appreciation /		appreciation /
contracts	(depreciation)	13,303,656*	(depreciation)	62,929,165*

Total		$25,868,942		$74,522,556

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

104

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(123,944)	$(123,944)

Foreign exchange
contracts	—	—	(3,935,697)	—	(3,935,697)

Interest rate contracts	(1,161,363)	(6,952,895)	—	2,600,588	(5,513,670)

Total	$(1,161,363)	$(6,952,895)	$(3,935,697)	$2,476,644	$(9,573,311)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	(379,674)	$(379,674)

Foreign exchange
contracts	—	—	(543,193)	—	(543,193)

Interest rate contracts	2,135,500	4,787,888	—	(1,274,995)	5,648,393

Total	$2,135,500	$4,787,888	$(543,193)	$(1,654,669)	$4,725,526

Note 6: Investment in Putnam Money Market Liquidity Fund

The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by each fund are recorded as interest income in the Statement of operations and totaled $16,884 and $62,736 (for 100 Fund and 300 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of	Proceeds of
	purchases	sales

100 Fund	$189,040,779	$207,334,062

300 Fund	544,922,344	537,417,250

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

105

Note 8: Market and credit risk

In the normal course of business, the funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

106

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

107

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it tom service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 P.M. Eastern Time.

108

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Ravi Akhoury	Robert R. Leveille
Putnam Investment	Barbara M. Baumann	Vice President and
Management, LLC	Charles B. Curtis	Chief Compliance Officer
One Post Office Square	Robert J. Darretta
Boston, MA 02109	Paul L. Joskow	Mark C. Trenchard
	Kenneth R. Leibler	Vice President and
Investment Sub-Manager	Robert E. Patterson	BSA Compliance Officer
Putnam Investments Limited	George Putnam, III
57–59 St James’s Street	Robert L. Reynolds	Robert T. Burns
London, England SW1A 1LD	W. Thomas Stephens	Vice President and
Chief Legal Officer
Investment Sub-Advisor	Officers
The Putnam Advisory	Robert L. Reynolds	James P. Pappas
Company, LLC	President	Vice President
One Post Office Square
Boston, MA 02109	Jonathan S. Horwitz	Judith Cohen
	Executive Vice President,	Vice President, Clerk and
Marketing Services	Principal Executive	Assistant Treasurer
Putnam Retail Management	Officer, Treasurer and
One Post Office Square	Compliance Liaison	Michael Higgins
Boston, MA 02109		Vice President, Senior Associate
	Steven D. Krichmar	Treasurer and Assistant Clerk
Custodian	Vice President and
State Street Bank	Principal Financial Officer	Nancy E. Florek
and Trust Company		Vice President, Assistant Clerk,
	Janet C. Smith	Assistant Treasurer and
Legal Counsel	Vice President, Assistant	Proxy Manager
Ropes & Gray LLP	Treasurer and Principal
	Accounting Officer	Susan G. Malloy
Trustees		Vice President and
John A. Hill, Chairman	Beth S. Mazor	Assistant Treasurer
Jameson A. Baxter,	Vice President
Vice Chairman

This report is for the information of shareholders of Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

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PERMIT NO. 600

Electronic service requested

SA104
267781 6/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: June 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: June 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 0 2109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: November 1, 2010 — April 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

500 Fund: PJMDX

700 Fund: PDMAX

Putnam Absolute Return 500 and 700 Funds

Semiannual report
4 | 30 | 11

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
500 and 700
Funds

Semiannual report
4 | 30 | 11

Message from the Trustees	1

About the funds	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	10

Your fund’s expenses	12

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Message from the Trustees

Dear Fellow Shareholder:

Financial markets and economies around the world continue to show improvement and resilience in the face of many headwinds. While energy and commodity prices have been volatile, suggesting inflationary pressures, corporate profits are strong, merger-and-acquisition activity is recovering, and stock values and dividends are rising.

Putnam believes that markets will remain unsettled over the next several months, roiled by civil unrest in the Middle East and North Africa, sovereign debt issues in Europe, and the lingering economic impact of the disasters in Japan.

Putnam’s active, research-intensive investment approach is well suited to uncovering opportunities in this environment. We also believe this is an important time to talk to your financial advisor to determine if your investments are in line with your individual goals and appetite for risk.

In developments affecting oversight of your funds, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the funds and to thank all of our investors for your continued confidence in Putnam.

About the funds

Pursuing positive returns with less volatility

In response to the considerable financial market volatility investors have experienced in recent years, Putnam Absolute Return Funds are designed to provide helpful diversification to portfolios.

Putnam Absolute Return Funds differ from traditional relative return funds in three important ways.

First, absolute return funds pursue positive total returns with less volatility over reasonable periods, generally three years or more. Most traditional funds seek outperformance relative to an asset-class benchmark, and their returns may be negative when the benchmark declines.

Second, in an effort to reduce volatility, absolute return funds seek to isolate and mitigate specific risks that could cause negative results.

Third, absolute return funds are independent from traditional benchmarks, giving them the flexibility to invest in a wide range of securities from sectors and markets around the world.

In addition to these features, Putnam Absolute Return 500 Fund and 700 Fund are backed by experts in Putnam’s Global Asset Allocation Group. These professionals use hedging strategies to help mitigate downside risk and potentially help the funds outperform general markets during flat or negative conditions.

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The use of derivatives involves special risks and may result in losses. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Additional risks are listed in the funds’ prospectus.

Recurring volatility shows the need for diversification

The events described below caused setbacks for stocks and bonds. That is why it is important to diversify a portfolio. Investing in an absolute return fund may help achieve this goal.

Inflation In 1980, the Consumer Price Index rose 13.5%, and long-term government bonds fell 3.95%. (Source: Ibbotson Long-Term U.S. Government Total Return Index.)

Market panic On Black Monday, October 19, 1987, the Dow Jones Industrial Average plunged 23% in one day.

Global conflict After the September 11 attacks in 2001, the S&P 500 dropped 7.1% when the stock market re-opened days later.

Financial crisis After the Lehman Brothers collapse in September 2008, stocks, bonds, and global markets fell, and even investment-grade bonds lost value, declining 2.4% in October 2008. (Source: Barclays Capital U.S. Aggregate Bond Index.)

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 5 and 10–12 for additional performance information. For a portion of the periods, these funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The funds are not expected to outperform general securities markets during periods of strong, positive market rallies.

Interview with your fund’s portfolio manager

Jeffrey L. Knight, CFA

Despite an expanding economy, markets have seen ups and downs. Could you describe the recent volatility?

The market cycle is maturing. Over the past two years, returns have been high, even historic, in multiple asset classes. Naturally, these trajectories cannot continue forever, and we expect some volatility going forward on the basis of an aging cycle alone. Importantly, our view of the global economy remains positive, and recent data have been consistent with this view. Leading economic indicators accelerated throughout the winter and into the spring. Manufacturing activity improved. Labor market conditions also strengthened, with total private employment increasing substantially during the period.

However, there are other factors that have caused, and may continue to cause, market volatility. Most importantly, the dynamics of excessive debt continue to form a potentially perilous backdrop for financial markets. In the past two years, the massive debt burdens have shifted to the public sector from the private sector. These debts should be easier to manage by entities that can print money and levy taxes, but they have not gone away. Moreover, as the events in peripheral Europe continue to remind us, even these powers may prove inadequate in the worst-case scenarios.

In addition, civil unrest appeared in a number of North African and Middle Eastern nations, some of which are significant oil producers. This political risk contributed to a sustained increase in oil prices, which led markets to begin anticipating a negative effect on economic growth. In March, an earthquake and tsunami in Japan, the world’s third-largest economy, caused widespread selling in global markets as investors sought to assess the impact on global manufacturing supply chains. In all, we believe investors should prepare for, even expect, higher volatility

This comparison shows the funds’ performance in the context of broad market indexes for the six months ended 4/30/11. See pages 4 and 10–12 for additional fund performance information. Index descriptions can be found on page 15.

going forward than we have experienced over the past few years.

How did the funds pursue positive returns with low volatility in this environment?

First, the funds had diverse holdings in the fixed-income and equity markets. In fixed income, examples included commercial mortgage-backed securities [CMBS], non-agency residential mortgage-backed securities, and agency collateralized mortgage obligations [CMO]. These were generally securities that offer short maturities and high-quality cash flows. The funds also held investment-grade and high-yield corporate bonds, as well as emerging-market bonds.

In the equity markets, the funds held positions in U.S. large-cap stocks and smaller positions in emerging-market securities. A couple of other sources of diversification were commodities and floating rate bank loans. Cash weightings also remained substantial. Cash helps to reduce volatility, though in the current market environment it does not contribute much to returns.

Aside from diversification, we also pursued a number of non-directional strategies, which do not depend on rising markets to contribute positive returns to the funds. For example, currency strategies, which we implemented using currency forward contracts, sought to benefit from recent changes in global exchange rates. Explicit hedging strategies, which we implemented with options, another type of derivative, are designed to reduce volatility from stock market exposures.

How did these decisions meet your expectations for return and low volatility?

Overall the funds met our expectations for performance versus their three-year return targets, and we continue to be pleased with the low level of volatility each one provided. Of course, since the holdings were so diverse, we saw a range of results. U.S. equities were very strong during the period, as the S&P 500 Index rose by over 15% as corporate earnings

Allocations are represented as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

increased. Many of the stocks we selected for the portfolios performed even better. Fixed-income positions also significantly outperformed the broader bond market thanks to active security selection.

Our hedging strategies with stock index put options also helped to reduce volatility. We bought put options, a type of derivative, that have a strike price below current stock index levels. When the market levels move lower, put options become more valuable, and help to offset the price declines of stocks. This strategy was particularly helpful when Japan’s earthquake and tsunami caused stock prices to fall around the world. The put options dampened the impact on the funds, though of course they also limited the funds’ participation in the recovery when markets bounced back in subsequent weeks.

Did any of your investment decisions have a negative impact on performance?

We saw an opportunity to pursue returns from global currencies, an approach we considered attractive because it did not depend on positive performance in the stock or bond markets. However, our active currency management had a negative impact in this period. Positions in the Australian dollar and the British pound sterling and short positions in the Swiss franc, Japanese yen, and Canadian dollar also dampened results. We used currency-forward contracts to gain exposure to currencies and hedge the portfolio’s foreign exchange risk.

Have you employed the funds’ flexibility to make changes during the period?

Overall market conditions have been consistent enough to warrant only moderate changes. While cash positions are still fairly high, we deployed more assets in U.S. equities. Our view is that the economic recovery has solidified, and

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings will vary over time.

that we are now at the point in the economic cycle when, if history is a guide, large-cap stocks are likely to outperform small-cap stocks.

With the increase in geopolitical risk, we decided to reduce the funds’ weightings in emerging-market stocks. For example, the funds had small amounts invested in Middle Eastern markets at the start of the period, but we took down these positions as civil strife increased in this region.

We have actively managed a strategy in interest-only CMOs. These securities have in general performed well for the funds because they benefit from weak housing prices, which delay refinancing activity for homeowners, but fairly early in the period we decided to trim the position when prices were relatively high. We saw the potential for some near-term volatility. Later in the period, after prices had fallen as we had anticipated, we built the position back up again because the securities again offered attractive total return potential, in our view. We also held positions in CMBSs. These securities were among the first to recover from the 2008–2009 credit crisis, and we continue to monitor changes in their valuations.

Generally speaking, how are you confronting the risk of inflation and higher interest rates?

We manage the funds’ sensitivity to changes in interest rates — or duration — with a number of tools, but primarily through security selection and with derivatives. Generally duration has been near zero in the funds. The portfolios favor short-maturity securities in general, and we have further reduced the duration risk primarily by using interest-rate swaps and, to a lesser extent, by selling Treasury futures.

What is your outlook for the markets and for the funds?

Our outlook for global economic growth is generally positive. At the same time, we are mindful of macro risks such as the rising price of crude oil. Higher oil prices potentially have the dual negative impact of contributing to higher inflation as well as impairing economic growth. Rising oil prices act as a tax on the

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings will vary over time.

global economy by impeding consumer spending and squeezing corporate profit margins. In addition, it appears likely that policy makers may soon begin withdrawing the measures they have used to hold down interest rates. Our cautious duration positioning reflects our concern that short-term interest rates, in particular, could increase.

We believe the market cycle is transitioning to a more mature phase, as U.S. employment gains help the economic recovery. We continue to follow strategies in areas that we have considered attractive, including large-cap U.S. equities, high-yield corporate bonds, and commodities. With this transition, we believe large-cap stocks may be poised to outperform small caps. Commodities can offer attractive diversification potential relative to stocks in this later phase of the market cycle. In addition, commodities can benefit from strong growth in the world’s emerging markets, as well as from rising inflationary pressures.

Our strategies to reduce volatility remain in place to confront the risks that we see. The Federal Reserve Board is set to end its quantitative easing program in June, and the transition could cause growth to slow. Ongoing negotiations about the federal debt could also influence markets. Meanwhile, in our view, geopolitical risks remain high. We think caution is reasonable.

Jeff, thank you for your comments today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Jeffrey L. Knight is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund is managed by James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

IN THE NEWS

Citing the United States’s burgeoning federal deficit, Standard & Poor’s (S&P) recently lowered its long-term outlook for U.S. Treasuries from “stable” to “negative.” While maintaining its AAA rating for U.S. debt, S&P said the change to a negative outlook means that there is a one-in-three chance for a ratings downgrade over the next 24 months. If a downgrade were to take place, it could raise borrowing costs for both the U.S. government and American consumers. S&P’s negative outlook will likely put increased pressure on Washington lawmakers to reach a bipartisan solution to reduce the federal deficit and restore fiscal discipline. While the U.S. downgrade is unprecedented, it is important to note that S&P downgraded the outlook for the United Kingdom, another AAA-rated country, to “negative” in May 2009, and restored the “stable” outlook in 2010 once the country addressed its deficit.

Your fund’s performance

This section shows each fund’s performance, price, and distribution information for periods ended April 30, 2011, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the funds’ current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

500 Fund

Fund performance Total return for periods ended 4/30/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	18.71%	11.88%	16.59%	13.59%	16.65%	16.65%	17.30%	13.22%	17.99%	19.37%
Annual average	7.56	4.89	6.74	5.57	6.77	6.77	7.02	5.42	7.29	7.82

1 year	6.52	0.37	5.76	0.76	5.78	4.78	6.07	2.40	6.27	6.80

6 months	6.71	0.55	6.35	1.35	6.36	5.36	6.46	2.76	6.56	6.80

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, this fund had expense limitations, without which returns would have been lower.

Fund price and distribution information For the six–month period ended 4/30/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.278		$0.215	$0.216	$0.228		$0.260	$0.299

Capital gains	—		—	—	—		—	—

Total	$0.278		$0.215	$0.216	$0.228		$0.260	$0.299

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

10/31/10	$10.93	$11.60	$10.81	$10.80	$10.84	$11.23	$10.88	$10.97

4/30/11	11.37	12.06	11.27	11.26	11.30	11.71	11.32	11.40

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	16.62%	9.91%	14.73%	11.73%	14.78%	14.78%	15.33%	11.32%	16.01%	17.38%
Annual average	7.00	4.25	6.24	5.00	6.26	6.26	6.48	4.83	6.76	7.31

1 year	5.12	–0.88	4.36	–0.64	4.37	3.37	4.57	0.94	4.87	5.40

6 months	5.70	–0.36	5.33	0.33	5.35	4.35	5.45	1.76	5.55	5.89

700 Fund

Fund performance Total return for periods ended 4/30/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	25.95%	18.71%	23.62%	20.62%	23.74%	23.74%	24.06%	19.75%	24.85%	26.44%
Annual average	10.31	7.56	9.43	8.30	9.48	9.48	9.60	7.96	9.90	10.49

1 year	8.34	2.09	7.56	2.56	7.52	6.52	7.66	3.90	7.98	8.56

6 months	8.06	1.83	7.75	2.75	7.71	6.71	7.85	4.08	7.98	8.18

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

For a portion of the periods, this fund had expense limitations, without which returns would have been lower.

Fund price and distribution information For the six–month period ended 4/30/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.387		$0.326	$0.321	$0.327		$0.373	$0.410

Capital gains	—		—	—	—		—	—

Total	$0.387		$0.326	$0.321	$0.327		$0.373	$0.410

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

10/31/10	$11.45	$12.15	$11.31	$11.31	$11.32	$11.73	$11.37	$11.47

4/30/11	11.96	12.69	11.84	11.84	11.86	12.29	11.88	11.97

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	23.42%	16.33%	21.22%	18.22%	21.33%	21.33%	21.66%	17.43%	22.32%	23.90%
Annual average	9.71	6.89	8.84	7.65	8.88	8.88	9.01	7.33	9.27	9.89

1 year	6.64	0.54	5.85	0.85	5.90	4.90	6.04	2.32	6.36	6.94

6 months	6.73	0.62	6.41	1.41	6.37	5.37	6.51	2.76	6.65	6.94

Comparative index returns For periods ended 4/30/11

	BofA Merrill Lynch	Barclays Capital U.S.
	U.S. Treasury Bill Index	Aggregate Bond Index	S&P 500 Index

Life of fund	0.59%	15.08%	66.23%
Annual average	0.25	6.16	24.12

1 year	0.23	5.36	17.22

6 months	0.11	0.02	16.36

Index results should be compared to fund performance at net asset value.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

500 Fund

Net expenses for the fiscal year ended 10/31/10*†	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Total annual operating expenses for the fiscal
year ended 10/31/10†	1.46%	2.21%	2.21%	1.96%	1.71%	1.21%

Annualized expense ratio for the six-month
period ended 4/30/11‡	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

700 Fund

Net expenses for the fiscal year ended 10/31/10*†	1.39%	2.14%	2.14%	1.89%	1.64%	1.14%

Total annual operating expenses for the fiscal
year ended 10/31/10†	1.64%	2.39%	2.39%	2.14%	1.89%	1.39%

Annualized expense ratio for the six-month
period ended 4/30/11‡	1.39%	2.14%	2.14%	1.89%	1.64%	1.14%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 2/29/12.

† Restated to reflect projected expenses under a management contract effective 2/1/10.

‡ Includes an increase of 0.03% and 0.04% (for 500 Fund and 700 Fund, respectively) in annualized performance fees for the six months ended 4/30/11.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in a fund from November 1, 2010, to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

500 Fund

Expenses paid per $1,000*†	$6.05	$9.87	$9.88	$8.60	$7.32	$4.77

Ending value (after expenses)	$1,067.10	$1,063.50	$1,063.60	$1,064.60	$1,065.60	$1,068.00

700 Fund

Expenses paid per $1,000*†	$7.17	$11.02	$11.02	$9.74	$8.46	$5.88

Ending value (after expenses)	$1,080.60	$1,077.50	$1,077.10	$1,078.50	$1,079.80	$1,081.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2011, use the following calculation method. To find the value of your investment on November 1, 2010, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

500 Fund

Expenses paid per $1,000*†	$5.91	$9.64	$9.64	$8.40	$7.15	$4.66

Ending value (after expenses)	$1,018.94	$1,015.22	$1,015.22	$1,016.46	$1,017.70	$1,020.18

700 Fund

Expenses paid per $1,000*†	$6.95	$10.69	$10.69	$9.44	$8.20	$5.71

Ending value (after expenses)	$1,017.90	$1,014.18	$1,014.18	$1,015.42	$1,016.66	$1,019.14

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2011, Putnam employees had approximately $382,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The funds’ portfolios list all of each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all each fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of each fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The funds’ portfolios April 30, 2011 (Unaudited)

MORTGAGE-BACKED SECURITIES*	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.658s, 2037	$462,230	$279,505	$1,030,501	$623,131
FRB Ser. 06-1, Class 2A1, 3.21s, 2036	3,747,668	2,435,985	5,008,137	3,255,289
FRB Ser. 05-12, Class 2A1, 3.07s, 2036	1,069,806	748,864	—	—
FRB Ser. 07-1, Class 5A31, 0.353s, 2037	786,128	434,336	849,518	469,359

Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.357s, 2051	983,000	1,071,111	—	—
FRB Ser. 07-4, Class A3, 6s, 2051	1,695,000	1,787,717	—	—
Ser. 07-2, Class A2, 5.634s, 2049	3,039,998	3,116,073	861,263	882,816
Ser. 07-5, Class A3, 5.62s, 2051	392,000	418,032	—	—
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,958,000	1,960,569	1,244,000	1,245,632
Ser. 06-6, Class A2, 5.309s, 2045	1,531,000	1,549,696	958,000	969,699
Ser. 04-4, Class B, 4.985s, 2042	344,000	362,331	—	—
Ser. 07-1, Class XW, IO, 0.464s, 2049	5,252,441	67,267	4,662,981	59,718

Banc of America Commercial Mortgage,
Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	493,000	508,278	—	—
Ser. 02-PB2, Class XC, IO, 0.958s, 2035	5,524,362	22,321	4,610,377	18,628
Ser. 04-4, Class XC, IO, 0.31s, 2042	6,519,466	106,675	5,786,800	94,687

Banc of America Funding Corp.
FRB Ser. 06-A, Class 3A2, 2.904s, 2036	3,903,447	2,361,585	4,554,352	2,755,383
FRB Ser. 07-6, Class A1, 0.503s, 2037	807,379	615,917	1,002,931	765,096

Barclays Capital, LLC Trust FRB Ser. 07-AA1,
Class 2A1, 0.393s, 2037	1,192,480	772,876	2,114,798	1,370,654

Bear Stearns Adjustable Rate Mortgage
Trust FRB Ser. 07-1, Class 2A1,
5.233s, 2047	750,520	490,653	1,704,683	1,114,437

Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 5.969s, 2036	—	—	198,096	136,686
FRB Ser. 06-5, Class 2A1, 5.607s, 2036	—	—	429,749	292,229
FRB Ser. 06-2, Class 24A1, 5.585s, 2036	1,196,228	784,953	1,333,875	875,275
Ser. 06-4, Class 22A1, 4.878s, 2036	618,189	312,865	1,420,092	718,708
FRB Ser. 05-9, Class 11A1, 0.473s, 2035	886,960	501,132	—	—

Bear Stearns Asset Backed Securities Trust FRB
Ser. 06-IM1, Class A1, 0.443s, 2036	372,369	200,964	380,954	205,597

Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.854s, 2040	2,312,601	2,419,420	—	—
Ser. 06-PW13, Class A2, 5.426s, 2041	1,614,000	1,624,756	1,897,000	1,909,642
Ser. 07-PW15, Class A4, 5.331s, 2044	1,097,000	1,172,139	—	—
Ser. 06-PW14, Class A2, 5.123s, 2038	542,000	549,973	—	—
Ser. 05-PWR9, Class A2, 4.735s, 2042	223,365	223,883	392,099	393,008

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR5, Class 1A2A, 5.376s, 2037	257,031	174,299	253,995	172,240

Citigroup Commercial Mortgage Trust
FRB Ser. 08-C7, Class A2B, 6.294s, 2049	331,000	346,731	166,000	173,889
FRB Ser. 07-C6, Class A3, 5.886s, 2049	1,477,000	1,545,537	—	—

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A, 5.593s, 2035	$—	$—	$346,065	$231,864
FRB Ser. 07-AR5, Class 1A1A, 5.4s, 2037	—	—	510,643	313,797
FRB Ser. 07-6, Class 1A3A, 5.279s, 2046	216,008	112,324	187,688	97,598
FRB Ser. 07-AR1, Class A2, 0.373s, 2037	—	—	4,787,544	3,016,153

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	921,434	955,959	—	—
Ser. 06-CD2, Class A2, 5.408s, 2046	566,820	566,439	788,422	787,893

Commercial Mortgage Asset Trust FRB
Ser. 99-C2, Class E, 8.887s, 2032	520,000	569,400	—	—

Commercial Mortgage Pass-Through Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	—	—	231,000	236,861
FRB Ser. 04-LB3A, Class B, 5.476s, 2037 F	—	—	1,587,000	1,665,035
Ser. 06-C8, Class A3, 5.308s, 2046	2,578,000	2,685,511	—	—
Ser. 06-C8, Class A2B, 5.248s, 2046	3,296,988	3,341,346	—	—

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037	484,545	299,206	650,766	401,848
Ser. 06-45T1, Class 2A5, 6s, 2037	407,611	293,480	536,838	386,523
Ser. 06-41CB, Class 1A7, 6s, 2037	454,876	338,883	596,586	444,456
Ser. 06-2CB, Class A11, 6s, 2036	125,919	82,555	120,169	78,786
Ser. 05-50CB, Class 3A1, 6s, 2035	529,268	338,784	781,557	500,274
FRB Ser. 05-84, Class 4A1, 5.818s, 2036	5,081,432	3,353,745	4,698,207	3,100,817
FRB Ser. 06-24CB, Class A13, 0.563s, 2036	370,927	228,700	465,314	286,895
FRB Ser. 06-OC10, Class 2A2A, 0.393s, 2036	623,629	322,728	671,153	347,322
FRB Ser. 06-OC8, Class 2A2A, 0.333s, 2036	1,148,528	644,629	1,360,973	763,866
FRB Ser. 06-HY11, Class A1, 0.333s, 2036	604,320	372,034	644,283	396,637

Countrywide Home Loans
FRB Ser. 04-HYB6, Class A2, 3.072s, 2034	597,729	496,115	1,346,815	1,117,857
FRB Ser. 06-HYB3, Class 2A1A, 2.84s, 2036	809,308	575,860	929,497	661,380
FRB Ser. 06-HYB2, Class 2A1B, 2.74s, 2036	1,075,690	720,712	1,408,285	943,551

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.548s, 2035	430,449	55,159	204,232	26,171
FRB Ser. 05-R3, Class AF, 0.613s, 2035	422,901	363,695	200,651	172,560

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.417s, 2041	2,546,000	2,640,092	290,000	300,717
Ser. 07-1, Class 1A4, 6.131s, 2037	380,504	237,815	764,685	477,928
FRB Ser. 06-C3, Class A2, 6.018s, 2038	319,000	320,834	550,000	553,161
FRB Ser. 07-C4, Class A2, 5.995s, 2039	1,393,507	1,427,531	465,148	476,506
Ser. 07-C5, Class AAB, 5.62s, 2040	1,788,000	1,895,552	—	—
Ser. 07-C5, Class A2, 5.589s, 2040	1,089,000	1,118,207	—	—
Ser. 07-C2, Class A2, 5.448s, 2049	2,223,505	2,252,488	2,267,299	2,296,852

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035	—	—	525,000	541,549
FRB Ser. 05-C4, Class A3, 5.12s, 2038	960,136	986,516	—	—
Ser. 03-CPN1, Class E, 4.891s, 2035	468,000	468,108	—	—
Ser. 04-C1, Class B, 4.855s, 2037	—	—	5,750,000	5,886,747

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

CS First Boston Mortgage Securities
Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	$730,000	$765,979	$—	$—
FRB Ser. 03-CK2, Class G, 5.744s, 2036	867,000	889,496	—	—
Ser. 03-C3, Class AX, IO, 1.911s, 2038	8,307,183	227,744	9,039,411	247,818
Ser. 04-C4, Class AX, IO, 0.503s, 2039	3,457,026	80,491	2,980,007	69,385
Ser. 05-C1, Class AX, IO, 0.266s, 2038	26,669,575	249,851	25,571,105	239,560

CWCapital Cobalt
Ser. 07-C3, Class A2, 5.93s, 2046	2,174,000	2,249,278	—	—
Ser. 07-C2, Class A2, 5.334s, 2047	24,257	24,842	—	—

Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust
FRB Ser. 06-AR1, Class 3A1, 2.959s, 2036	754,242	514,299	2,917,352	1,989,269
FRB Ser. 06-AR1, Class 1A3, 0.543s, 2036	5,704,817	2,738,312	—	—
FRB Ser. 07-AR3, Class 2A2A, 0.393s, 2037	600,980	417,681	646,599	449,386
FRB Ser. 06-AR6, Class A4, 0.383s, 2037	1,736,275	1,135,090	1,286,549	841,081

Deutsche Alternative Securities, Inc.
Mortgage Loan Trust FRB Ser. 06-AR6,
Class A6, 0.403s, 2037	609,364	365,618	660,465	396,279

DLJ Commercial Mortgage Corp. Ser. 98-CF2,
Class B4, 6.04s, 2031	—	—	733,189	733,189

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.387s, 2034	264,213	326,311	789,996	975,669
IFB Ser. 3727, Class PS, IO, 6.481s, 2038	3,413,303	623,397	4,288,831	783,301
IFB Ser. 3398, Class SI, IO, 6.431s, 2036	2,308,522	307,865	2,968,100	395,826
IFB Ser. 3762, Class SA, IO, 6.381s, 2040	1,592,631	265,210	1,926,371	320,786
IFB Ser. 3055, Class MS, IO, 6.381s, 2035	3,148,681	539,243	3,602,910	617,034
IFB Ser. 3677, Class KS, IO, 6.331s, 2040	2,417,494	377,701	3,307,101	516,691
IFB Ser. 3708, Class SQ, IO, 6.331s, 2040	10,696,949	2,021,081	12,361,862	2,335,650
IFB Ser. 3116, Class AS, IO, 5.881s, 2034	3,230,074	403,923	3,930,640	491,529
IFB Ser. 3725, Class CS, IO, 5.781s, 2040	4,405,335	668,333	11,495,405	1,743,968
Ser. 3672, Class PI, IO, 5 1/2s, 2039	1,638,494	356,373	2,191,186	476,583
Ser. 3645, Class ID, IO, 5s, 2040	557,822	99,800	846,378	151,425
Ser. 3687, Class CI, IO, 5s, 2038	—	—	3,667,513	677,903
Ser. 3680, Class KI, IO, 5s, 2038	8,446,305	1,663,500	11,731,491	2,310,517
Ser. 3632, Class CI, IO, 5s, 2038	655,224	122,239	993,966	185,434
Ser. 3626, Class DI, IO, 5s, 2037	463,574	59,843	703,334	90,793
Ser. 3653, Class CI, IO, 5s, 2036	7,150,283	919,812	8,540,654	1,098,670
Ser. 3623, Class CI, IO, 5s, 2036	417,657	67,412	633,707	102,284
Ser. 3747, Class HI, IO, 4 1/2s, 2037	324,095	51,852	348,354	55,733
Ser. 3738, Class MI, IO, 4s, 2034	25,580,918	3,412,932	34,586,100	4,614,377
Ser. 3736, Class QI, IO, 4s, 2034	6,519,485	852,626	—	—
Ser. 3707, Class HI, IO, 4s, 2023	665,795	74,056	716,490	79,695
Ser. T-8, Class A9, IO, 0.497s, 2028	380,260	4,991	322,935	4,239
Ser. T-59, Class 1AX, IO, 0.271s, 2043	846,193	6,875	718,552	5,838
Ser. T-48, Class A2, IO, 0.212s, 2033	1,168,341	8,426	992,128	7,155
Ser. 3206, Class EO, PO, zero %, 2036	160,746	134,827	—	—
Ser. 3175, Class MO, PO, zero %, 2036	115,718	95,730	—	—
FRB Ser. T-54, Class 2A, IO, zero %, 2043	483,923	—	410,977	—

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.437s, 2035	$96,172	$143,206	$95,336	$141,961
IFB Ser. 05-45, Class DA, 23.64s, 2035	498,131	746,649	—	—
IFB Ser. 05-122, Class SE, 22.356s, 2035	—	—	479,422	666,684
IFB Ser. 11-4, Class CS, 12.475s, 2040	3,058,723	3,325,587	3,702,919	4,025,987
IFB Ser. 10-76, Class MS, IO, 6.437s, 2036	—	—	22,692,109	3,344,427
IFB Ser. 10-35, Class SG, IO, 6.187s, 2040	6,649,932	1,318,748	6,610,867	1,311,001
Ser. 10-21, Class IP, IO, 5s, 2039	1,308,672	283,614	2,054,128	445,169
Ser. 10-92, Class CI, IO, 5s, 2039	2,705,574	538,580	3,335,926	664,059
Ser. 398, Class C5, IO, 5s, 2039	1,265,468	265,748	1,619,083	340,007
Ser. 09-31, Class PI, IO, 5s, 2038	2,555,328	455,937	2,538,697	452,970
Ser. 10-13, Class EI, IO, 5s, 2038	1,293,398	184,935	1,594,766	228,026
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	7,072,703	738,060	9,732,184	1,015,585
Ser. 407, Class 1, IO, 4s, 2041	2,940,000	698,250	3,761,000	893,238
Ser. 407, Class 2, IO, 4s, 2041	1,177,000	276,595	1,505,000	353,675
Ser. 03-W10, Class 1, IO, 1.549s, 2043	342,502	16,055	465,350	21,813
Ser. 98-W2, Class X, IO, 1.218s, 2028	662,471	30,358	562,567	25,780
Ser. 98-W5, Class X, IO, 1.165s, 2028	277,019	11,914	235,241	10,117
FRB Ser. 07-80, Class F, 0.913s, 2037	3,669	3,669	—	—
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,012,036	—	859,539	—
Ser. 08-36, Class OV, PO, zero %, 2036	—	—	60,712	44,203
FRB Ser. 06-115, Class SN, zero %, 2036	302,766	295,291	700,903	683,600
FRB Ser. 06-104, Class EK, zero %, 2036	75,054	69,724	107,136	99,528
FRB Ser. 05-117, Class GF, zero %, 2036	—	—	25,860	25,337

First Horizon Alternative Mortgage Securities
FRB Ser. 06-AA4, Class 2A1, 6.014s, 2036	1,802,546	1,009,426	1,941,137	1,087,037

First Union Commercial Mortgage Trust 144A
Ser. 99-C1, Class F, 5.35s, 2035	531,000	549,585	—	—

GE Capital Commercial Mortgage Corp.
FRB Ser. 06-C1, Class A2, 5.513s, 2044 F	832,994	837,218	996,586	1,001,640
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	950,259	—	—

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038	547,000	552,470	—	—
Ser. 05-C2, Class XC, IO, 0.157s, 2043	24,374,117	191,673	21,064,453	165,647

GMAC Commercial Mortgage Securities,
Inc. FRB Ser. 03-C2, Class E, 5.67s, 2040 F	—	—	2,310,000	2,388,217

GMAC Commercial Mortgage Securities,
Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039	376,000	387,280	—	—
FRB Ser. 03-C2, Class F, 5.67s, 2040	422,000	433,078	—	—

Government National Mortgage Association
IFB Ser. 11-18, Class SN, 9.074s, 2040	1,229,000	925,783	1,521,000	1,145,741
IFB Ser. 11-18, Class YS, 9.074s, 2040	1,229,000	925,783	1,521,000	1,145,741
IFB Ser. 11-4, Class PS, IO, 5.967s, 2040	1,267,351	206,737	1,147,956	187,260
IFB Ser. 10-116, Class JS, IO, 5.837s, 2039	9,189,616	1,526,211	10,619,923	1,763,757
IFB Ser. 10-68, Class MS, IO, 5.637s, 2040	16,108,174	2,545,897	18,615,311	2,942,150
Ser. 11-70, Class SH, IO, 5s, 2041 Δ	1,003,000	237,899	909,307	215,676
Ser. 11-70, Class SN, IO, 5s, 2041 Δ	802,000	190,976	726,000	172,879

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	$738,926	$754,129	$257,263	$262,556
Ser. 05-GG5, Class A2, 5.117s, 2037	1,037,951	1,048,165	—	—

Greenwich Capital Commercial Funding
Corp. 144A Ser. 03-C1, Class G, 4.773s, 2035	558,000	546,236	—	—

GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A3, 5.769s, 2038	707,000	743,990	—	—
Ser. 06-GG6, Class A2, 5.506s, 2038	2,069,289	2,084,809	1,871,304	1,885,338

GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 1.002s, 2040	5,484,063	57,604	4,867,991	51,133

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.953s, 2035	348,249	51,155	444,017	65,223
IFB Ser. 04-4, Class 1AS, IO, 5.374s, 2034	665,756	94,954	818,577	116,750
Ser. 06-RP2, Class 1AS1, IO, 5.265s, 2036	567,568	80,595	567,568	80,595
Ser. 98-2, IO, 0.736s, 2027	107,311	2,157	91,117	1,831
FRB Ser. 06-RP2, Class 1AF1, 0.613s, 2036	567,568	479,595	567,568	479,595
FRB Ser. 04-4, Class 1AF, 0.613s, 2034	665,756	559,235	818,577	687,605
FRB Ser. 05-RP1, Class 1AF, 0.563s, 2035	348,249	292,529	444,017	372,974
Ser. 98-3, IO, 0.444s, 2027	129,025	2,095	109,531	1,778
Ser. 99-2, IO, zero %, 2027	181,668	1,876	154,240	1,592
Ser. 98-4, IO, zero %, 2026	144,415	3,629	122,679	3,083

Harborview Mortgage Loan Trust
FRB Ser. 05-14, Class 5A1A, 5.583s, 2035	1,055,220	691,169	1,143,254	748,831
FRB Ser. 06-6, Class 3A1A, 3.571s, 2036	—	—	436,655	275,093

HSI Asset Loan Obligation FRB Ser. 07-AR1,
Class 2A1, 5.809s, 2037	517,307	341,422	571,870	377,434

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.472s, 2037	537,002	359,792	626,162	419,529
FRB Ser. 06-AR19, Class 1A2, 5.324s, 2036	1,126,861	571,267	2,761,603	1,400,006
FRB Ser. 06-AR5, Class 1A2, 5.263s, 2036	269,930	26,993	244,747	24,475
FRB Ser. 06-AR3, Class 3A1B, 5.07s, 2036	395,642	242,584	460,577	282,398
FRB Ser. 07-AR5, Class 2A1, 5.013s, 2037	621,101	369,555	1,204,338	716,581
FRB Ser. 07-AR5, Class 1A1, 5.009s, 2037	591,885	297,718	—	—
FRB Ser. 07-AR7, Class 2A1, 4.803s, 2037	1,020,156	588,426	1,125,411	649,137
FRB Ser. 06-AR11, Class 3A1, 3.658s, 2036	1,722,291	906,812	2,229,734	1,173,988
FRB Ser. 06-AR39, Class A1, 0.393s, 2037	4,996,462	3,147,771	4,916,014	3,097,089
FRB Ser. 06-AR35, Class 2A1A, 0.383s, 2037	849,217	460,341	848,698	460,060
FRB Ser. 06-AR21, Class A1, 0.333s, 2036	4,605,533	2,291,253	5,286,321	2,629,945
FRB Ser. 06-AR29, Class A2, 0.293s, 2036	1,411,829	734,151	—	—

JPMorgan Alternative Loan Trust
FRB Ser. 06-A7, Class 1A1, 0.373s, 2036	889,925	507,257	961,333	547,960
FRB Ser. 07-A1, Class 1A3A, 0.363s, 2037	1,701,834	936,009	2,720,645	1,496,355

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class A3, 6.186s, 2051	—	—	3,016,000	3,233,551
Ser. 06-LDP7, Class A2, 6.047s, 2045	800,992	802,034	1,027,624	1,028,961
Ser. 07-C1, Class ASB, 5.857s, 2051	1,899,000	2,005,339	—	—
Ser. 07-LD12, Class A2, 5.827s, 2051	1,785,000	1,848,405	—	—

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 07-C1, Class A3, 5.79s, 2051	$515,000	$540,153	$—	$—
Ser. 07-C1, Class A4, 5.716s, 2051	1,558,000	1,700,082	—	—
FRB Ser. 06-CB14, Class A3B,
5.664s, 2044	1,000,000	1,046,440	—	—
Ser. 06-CB16, Class A3B, 5.579s, 2045	751,000	779,205	—	—
Ser. 06-CB16, Class A2, 5.45s, 2045	309,677	311,669	517,254	520,580
Ser. 06-LDP8, Class A3B, 5.447s, 2045	368,000	386,416	—	—
Ser. 07-LDPX, Class A3S, 5.317s, 2049	—	—	545,000	567,694
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,624,000	1,650,601	1,179,000	1,198,312
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,458,688	1,506,025	—	—
Ser. 05-CB13, Class A2, 5.247s, 2043	2,074,606	2,073,268	2,862,975	2,861,128
Ser. 03-C1, Class D, 5.192s, 2037	—	—	5,900,000	5,967,779
Ser. 04-CB8, Class B, 4 1/2s, 2039	—	—	708,000	727,470
Ser. 06-LDP9, Class X, IO, 0.634s, 2047	51,620,425	928,047	23,510,725	422,683
Ser. 06-CB16, Class X1, IO, 0.215s, 2045	11,913,433	152,205	10,574,070	135,093

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A FRB Ser. 02-CIB5,
Class F, 6 1/8s, 2037	873,000	898,183	—	—

LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	363,000	374,058	—	—

LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	1,666,000	1,713,361	—	—

LB-UBS Commercial Mortgage Trust
Ser. 02-C1, Class D, 6.683s, 2034	—	—	2,000,000	2,070,938
Ser. 07-C6, Class A2, 5.845s, 2040	290,249	300,849	2,007,966	2,081,297
Ser. 07-C7, Class A2, 5.588s, 2045	2,688,000	2,760,546	356,000	365,608
Ser. 06-C3, Class A2, 5.532s, 2032	1,130,043	1,129,886	1,956,971	1,956,699
Ser. 05-C7, Class A2, 5.103s, 2030	154,862	154,862	130,645	130,645
Ser. 07-C2, Class XW, IO, 0.753s, 2040	3,537,566	77,716	3,141,281	69,010

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C1, Class J, 6.95s, 2034	363,000	373,890	—	—
Ser. 02-C2, Class J, 6.235s, 2035	841,000	854,120	5,886,000	5,977,822
Ser. 03-C8, Class G, 5.35s, 2037	436,000	448,554	—	—
Ser. 03-C5, Class XCL, IO, 0.943s, 2037	3,888,832	57,802	3,451,751	51,305
Ser. 05-C3, Class XCL, IO, 0.342s, 2040	22,656,565	419,076	22,859,314	422,826

Lehman XS Trust FRB Ser. 07-8H, Class A1,
0.343s, 2037	4,872,601	2,582,478	4,677,375	2,479,009

Luminent Mortgage Trust FRB Ser. 06-7,
Class 1A1, 0.393s, 2036	633,231	405,268	924,856	591,908

Merrill Lynch Mortgage Investors Trust FRB
Ser. 06-A4, Class 3A1, 3.996s, 2036	900,734	560,034	1,062,088	660,356

Merrill Lynch Mortgage Investors, Inc. FRB
Ser. 97-C2, Class F, 6 1/4s, 2029	607,009	644,034	—	—

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.916s, 2050	1,340,102	1,375,686	—	—
Ser. 04-MKB1, Class B, 5.28s, 2042	—	—	1,870,000	1,953,632
Ser. 05-MCP1, Class XC, IO, 0.217s, 2043	18,547,045	202,079	—	—

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
Principal amount		Value	Principal amount	Value

Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A2, 6.127s, 2049	$389,910	$411,932	$—	$—
Ser. 07-5, Class A3, 5.364s, 2048	1,416,000	1,460,082	—	—
Ser. 2006-3, Class A2, 5.291s, 2046	296,989	298,987	—	—

Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 6.031s, 2049	3,078,000	3,187,596	—	—
Ser. 07-HQ12, Class A2, 5.777s, 2049	779,719	793,293	1,043,999	1,062,173
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,357,000	1,394,054	—	—
Ser. 07-IQ16, Class A2, 5.623s, 2049	1,336,000	1,380,662	—	—
Ser. 07-IQ14, Class A2, 5.61s, 2049	2,006,055	2,039,175	—	—
Ser. 06-T21, Class A2, 5.09s, 2052	21,805	21,790	20,190	20,176
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,227,116	1,240,303	—	—
Ser. 03-IQ4, Class X1, IO, 0.548s, 2040	21,489,176	659,612	22,942,202	704,213
FRB Ser. 07-HQ12, Class A2FL,
0.471s, 2049	358,933	332,085	479,827	443,936

Morgan Stanley Mortgage Loan Trust FRB
Ser. 06-3AR, Class 3A1, 5.423s, 2036	473,214	335,982	609,988	433,092

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 10.236s, 2043	439,000	465,340	—	—

Nomura Asset Acceptance Corp.
FRB Ser. 06-AR4, Class A4A, 0.453s, 2036	1,316,748	658,374	1,557,118	778,559
FRB Ser. 06-AR4, Class A1A, 0.383s, 2036	3,538,249	1,733,742	2,234,735	1,095,020

Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	652,465	391,275	638,842	383,105
Ser. 06-QS13, Class 1A5, 6s, 2036	117,623	71,970	106,227	64,998
FRB Ser. 07-QA4, Class A1B, 0.423s, 2037	—	—	523,917	246,241

Residential Asset Securitization Trust
Ser. 06-A5CB, Class A6, 6s, 2036	581,527	346,009	685,491	407,867
FRB Ser. 05-A13, Class 1A1, 0.913s, 2035	—	—	563,891	390,494
FRB Ser. 05-A2, Class A1, 0.713s, 2035	288,219	226,815	343,534	270,345

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	—	—	350,146	246,853
FRB Ser. 07-10, Class 1A1, 6s, 2037	1,492,061	792,657	1,530,899	813,290
FRB Ser. 06-9, Class 1A1, 5.197s, 2036	524,363	318,888	433,447	263,598
FRB Ser. 05-18, Class 6A1, 2.695s, 2035	—	—	801,436	641,149
FRB Ser. 07-4, Class 1A1, 0.453s, 2037	742,745	382,514	791,161	407,448
FRB Ser. 07-6, Class 2A1, 0.403s, 2037	—	—	886,730	573,049

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045	901,721	124,550	1,236,577	170,802
Ser. 07-4, Class 1A4, IO, 1s, 2045	1,793,988	49,606	2,536,385	70,135

Vericrest Opportunity Loan Transferee 144A
Ser. 10-NPL1, Class M, 6s, 2039	1,813,376	1,804,309	2,533,744	2,521,075

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.927s, 2049	1,525,665	1,596,444	1,559,527	1,631,877
Ser. 06-C25, Class A2, 5.684s, 2043	29,544	29,544	260,790	260,790
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	974,429	—	—
Ser. 06-C27, Class A2, 5.624s, 2045	612,410	616,211	—	—
Ser. 07-C34, Class A2, 5.569s, 2046	1,039,000	1,071,878	—	—
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,801,567	1,817,946	—	—

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 23.1%		700 Fund 23.8%
	Principal amount	Value	Principal amount	Value

Wachovia Bank Commercial Mortgage Trust
Ser. 04-C11, Class B, 5.306s, 2041	$354,000	$369,415	$—	$—
Ser. 07-C30, Class APB, 5.294s, 2043	787,000	807,861	—	—
Ser. 07-C30, Class A3, 5.246s, 2043	945,000	970,215	352,000	361,392

Wachovia Bank Commercial Mortgage
Trust 144A Ser. 03-C3, Class IOI, IO,
1.282s, 2035	14,274,596	211,978	3,638,485	54,032

Wachovia Mortgage Loan Trust, LLC FRB
Ser. 06-AMN1, Class A1, 0.263s, 2036	1,117,827	570,092	—	—

Total mortgage-backed securities
(cost $177,176,679 and $158,114,000)		$181,322,343		$163,128,335

COMMON STOCKS*	500 Fund 22.2%		700 Fund 24.6%
	Shares	Value	Shares	Value

Advertising and marketing services		0.1%		0.1%
Omnicom Group, Inc.	18,605	$915,180	18,049	$887,830

		915,180		887,830
Aerospace and defense		0.7%		0.8%
Lockheed Martin Corp.	23,018	1,824,177	22,330	1,769,653

Northrop Grumman Corp.	21,751	1,383,581	21,102	1,342,298

Raytheon Co.	28,827	1,399,551	27,968	1,357,846

Rockwell Collins, Inc.	16,789	1,059,386	16,287	1,027,710

		5,666,695		5,497,507
Airlines		0.2%		0.2%
Copa Holdings SA Class A (Panama)	7,768	451,709	7,536	438,218

Southwest Airlines Co.	77,909	915,431	75,582	888,089

		1,367,140		1,326,307
Banking		0.5%		0.6%
Bank of Hawaii Corp.	11,079	540,544	10,748	524,395

Hudson City Bancorp, Inc.	70,769	674,429	68,656	654,292

M&T Bank Corp.	12,899	1,139,885	12,516	1,106,039

New York Community Bancorp, Inc.	53,308	884,913	51,716	858,486

People’s United Financial, Inc.	56,765	777,113	55,071	753,922

		4,016,884		3,897,134
Biotechnology		0.2%		0.2%
Biogen Idec, Inc. †	14,686	1,429,682	14,074	1,370,104

		1,429,682		1,370,104
Broadcasting		0.1%		0.1%
Discovery Communications, Inc. Class A †	13,043	577,283	12,653	560,022

		577,283		560,022
Building materials		0.1%		0.1%
Sherwin-Williams Co. (The)	8,849	728,184	8,585	706,460

		728,184		706,460
Cable television		0.1%		0.1%
IAC/InterActiveCorp. †	24,314	877,979	23,588	851,763

		877,979		851,763

COMMON STOCKS* cont.	500 Fund 22.2%		700 Fund 24.6%
	Shares	Value	Shares	Value

Chemicals		0.4%		0.4%
International Flavors & Fragrances, Inc.	9,307	$591,181	9,029	$573,522

PPG Industries, Inc.	10,816	1,023,951	10,494	993,467

Sigma-Aldrich Corp.	10,326	728,809	10,018	707,070

Valspar Corp.	13,071	513,821	12,680	498,451

		2,857,762		2,772,510
Commercial and consumer services		1.1%		1.2%
Automatic Data Processing, Inc.	46,477	2,526,025	45,089	2,450,587

Ecolab, Inc.	16,521	871,648	16,029	845,690

Equifax, Inc.	19,164	719,225	18,592	697,758

Expedia, Inc.	23,047	576,866	22,360	559,671

Gartner, Inc. †	15,388	660,299	15,066	646,482

Moody’s Corp.	21,532	842,762	21,524	842,449

Priceline.com, Inc. †	2,576	1,409,098	2,499	1,366,978

Verisk Analytics, Inc. Class A †	21,125	695,013	20,494	674,253

		8,300,936		8,083,868
Communications equipment		0.2%		0.2%
Harris Corp.	23,802	1,264,600	23,092	1,226,878

		1,264,600		1,226,878
Computers		1.7%		2.0%
ANSYS, Inc. †	18,960	1,048,298	18,393	1,016,949

Apple, Inc. †	11,253	3,918,632	11,229	3,910,275

Hewlett-Packard Co.	37,793	1,525,703	36,665	1,480,166

IBM Corp.	31,007	5,289,174	30,081	5,131,217

Micros Systems, Inc. †	19,075	992,282	18,507	962,734

Solera Holdings, Inc.	16,747	921,085	16,247	893,585

		13,695,174		13,394,926
Conglomerates		0.1%		0.1%
AMETEK, Inc.	20,342	936,546	19,737	908,691

		936,546		908,691
Consumer		0.5%		0.5%
Kimberly-Clark Corp.	39,965	2,640,088	38,771	2,561,212

Scotts Miracle-Gro Co. (The) Class A	8,856	500,098	8,591	485,134

Tupperware Brands Corp.	8,465	538,967	8,212	522,858

		3,679,153		3,569,204
Containers		0.1%		0.1%
Ball Corp.	17,316	646,060	16,798	626,733

		646,060		626,733
Distribution		0.1%		0.1%
W.W. Grainger, Inc.	7,250	1,099,100	7,033	1,066,203

		1,099,100		1,066,203
Electric utilities		0.7%		0.7%
Alliant Energy Corp.	14,940	590,728	14,494	573,093

DPL, Inc.	18,360	556,124	17,812	539,525

DTE Energy Co.	16,813	849,561	16,312	824,245

Entergy Corp.	13,742	958,092	13,332	929,507

COMMON STOCKS* cont.	500 Fund 22.2%		700 Fund 24.6%
	Shares	Value	Shares	Value

Electric utilities cont.
Pinnacle West Capital Corp.	14,099	$611,756	13,678	$593,488

Public Service Enterprise Group, Inc.	34,970	1,124,985	33,926	1,091,399

Westar Energy, Inc.	18,096	492,392	17,555	477,672

		5,183,638		5,028,929
Electronics		0.3%		0.4%
Analog Devices, Inc.	40,275	1,623,485	39,071	1,574,952

L-3 Communications Holdings, Inc.	12,927	1,036,616	12,542	1,005,743

		2,660,101		2,580,695
Energy (oil field)		0.5%		0.5%
Core Laboratories NV (Netherlands)	7,710	740,006	7,479	717,834

Dresser-Rand Group, Inc. †	15,483	813,477	15,022	789,256

FMC Technologies, Inc. †	25,468	1,183,753	24,708	1,148,428

Oceaneering International, Inc. †	9,386	820,524	9,104	795,872

		3,557,760		3,451,390
Energy (other)		0.1%		0.1%
Covanta Holding Corp.	30,533	524,252	29,621	508,593

		524,252		508,593
Engineering and construction		0.1%		0.1%
KBR, Inc.	23,119	887,076	22,429	860,601

		887,076		860,601
Food		0.5%		0.6%
Corn Products International, Inc.	19,988	1,101,339	19,391	1,068,444

Hershey Co. (The)	29,080	1,678,207	28,211	1,628,057

Hormel Foods Corp.	50,106	1,473,617	48,612	1,429,679

		4,253,163		4,126,180
Forest products and packaging		0.1%		0.1%
Rayonier, Inc. R	13,476	894,267	13,074	867,591

		894,267		867,591
Health-care services		1.0%		1.1%
AmerisourceBergen Corp.	32,351	1,314,745	31,386	1,275,527

Cardinal Health, Inc.	33,617	1,468,727	32,614	1,424,906

Laboratory Corp. of America Holdings †	11,869	1,145,002	11,515	1,110,852

Lincare Holdings, Inc.	21,206	666,293	20,572	646,372

McKesson Corp.	21,220	1,761,472	20,587	1,708,927

Pharmaceutical Product Development, Inc.	23,326	719,607	22,630	698,136

Warner Chilcott PLC Class A (Ireland)	37,337	860,618	36,223	834,940

		7,936,464		7,699,660
Insurance		2.0%		2.3%
ACE, Ltd.	25,379	1,706,738	24,621	1,655,762

Allied World Assurance Company
Holdings, Ltd.	9,125	592,851	8,854	575,244

Arch Capital Group, Ltd. †	7,915	823,160	7,679	798,616

Aspen Insurance Holdings, Ltd.	17,791	508,289	17,260	493,118

Axis Capital Holdings, Ltd.	19,662	695,248	19,075	674,492

Berkshire Hathaway, Inc. Class B †	38,977	3,246,784	37,814	3,149,906

Chubb Corp. (The)	24,407	1,591,092	23,679	1,543,634

COMMON STOCKS* cont.	500 Fund 22.2%		700 Fund 24.6%
	Shares	Value	Shares	Value

Insurance cont.
Endurance Specialty Holdings, Ltd. (Bermuda)	11,658	$516,916	11,310	$501,485

Everest Re Group, Ltd.	8,626	786,001	8,368	762,492

PartnerRe, Ltd.	10,604	852,137	10,287	826,663

RenaissanceRe Holdings, Ltd.	10,021	704,276	9,721	683,192

Transatlantic Holdings, Inc.	12,021	592,515	11,662	574,820

Travelers Cos., Inc. (The)	31,077	1,966,553	30,150	1,907,892

Validus Holdings, Ltd.	20,795	676,669	20,174	656,462

W.R. Berkley Corp.	24,622	802,923	23,887	778,955

		16,062,152		15,582,733
Manufacturing		0.1%		0.1%
Roper Industries, Inc.	11,303	977,596	10,965	948,363

		977,596		948,363
Media		0.2%		0.2%
Viacom, Inc. Class B	27,469	1,405,314	26,649	1,363,363

		1,405,314		1,363,363
Medical technology		0.3%		0.3%
C.R. Bard, Inc.	11,086	1,183,431	10,756	1,148,203

Gen-Probe, Inc. †	10,020	830,858	9,721	806,065

		2,014,289		1,954,268
Metals		0.2%		0.2%
Newmont Mining Corp.	21,609	1,266,503	20,964	1,228,700

		1,266,503		1,228,700
Natural gas utilities		0.2%		0.2%
AGL Resources, Inc.	12,753	529,377	12,373	513,603

Southern Union Co.	24,326	727,347	23,601	705,670

		1,256,724		1,219,273
Oil and gas		2.2%		2.5%
Chevron Corp.	51,873	5,676,981	50,325	5,507,568

Exxon Mobil Corp.	90,867	7,996,296	88,154	7,757,552

Holly Corp.	13,061	756,232	12,673	733,767

Murphy Oil Corp.	18,109	1,403,085	17,568	1,361,169

Oil States International, Inc. †	9,852	817,815	9,558	793,410

Sunoco, Inc.	18,968	809,175	18,402	785,029

		17,459,584		16,938,495
Pharmaceuticals		1.0%		1.1%
Abbott Laboratories	62,495	3,252,240	60,629	3,155,133

Eli Lilly & Co.	62,983	2,331,001	61,104	2,261,459

Forest Laboratories, Inc. †	32,482	1,077,103	31,512	1,044,938

Perrigo Co.	13,163	1,189,409	12,771	1,153,988

		7,849,753		7,615,518
Publishing		0.2%		0.2%
McGraw-Hill Cos., Inc. (The)	21,403	866,179	20,764	840,319

Washington Post Co. (The) Class B	966	421,079	937	408,438

		1,287,258		1,248,757

COMMON STOCKS* cont.	500 Fund 22.2%		700 Fund 24.6%
	Shares	Value	Shares	Value

Real estate		0.5%		0.6%
Annaly Capital Management, Inc. R	63,831	$1,138,745	61,925	$1,104,742

Digital Realty Trust, Inc. R	14,226	858,397	13,802	832,813

Federal Realty Investment Trust R	9,779	856,249	9,488	830,769

Jones Lang LaSalle, Inc.	7,781	796,619	7,549	772,867

Realty Income Corp. R	20,205	718,288	19,600	696,780

		4,368,298		4,237,971
Regional Bells		0.4%		0.5%
Verizon Communications, Inc.	92,690	3,501,828	89,923	3,397,291

		3,501,828		3,397,291
Restaurants		0.5%		0.5%
Brinker International, Inc.	15,457	372,359	14,996	361,254

Darden Restaurants, Inc.	12,402	582,522	12,033	565,190

Panera Bread Co. Class A †	3,880	469,907	3,765	455,979

Starbucks Corp.	35,202	1,273,960	34,150	1,235,889

Yum! Brands, Inc.	22,422	1,202,716	21,752	1,166,777

		3,901,464		3,785,089
Retail		1.6%		1.8%
Advance Auto Parts, Inc.	8,044	526,560	7,804	510,850

Amazon.com, Inc. †	11,625	2,284,313	11,278	2,216,127

AutoZone, Inc. †	3,026	854,482	2,935	828,785

Big Lots, Inc. †	12,107	497,719	11,745	482,837

Dollar Tree, Inc. †	10,871	625,083	10,547	606,453

Family Dollar Stores, Inc.	11,717	635,179	11,366	616,151

Herbalife, Ltd.	14,507	1,302,438	14,075	1,263,654

MSC Industrial Direct Co., Inc.	8,501	608,587	8,248	590,474

PETsMART, Inc.	12,647	533,324	12,270	517,426

Ross Stores, Inc.	9,998	736,753	9,701	714,867

Safeway, Inc.	65,692	1,596,973	63,731	1,549,301

Target Corp.	25,448	1,249,497	24,687	1,212,132

TJX Cos., Inc. (The)	22,025	1,180,981	21,368	1,145,752

		12,631,889		12,254,809
Semiconductor		0.1%		0.1%
Novellus Systems, Inc. †	23,535	755,474	22,832	732,907

		755,474		732,907
Shipping		0.4%		0.5%
Huntington Ingalls Industries, Inc. †	3,625	145,000	3,517	140,680

J. B. Hunt Transport Services, Inc.	17,845	850,850	17,312	825,436

United Parcel Service, Inc. Class B	32,348	2,425,130	31,383	2,352,784

		3,420,980		3,318,900
Software		0.8%		0.9%
Amdocs, Ltd. (United Kingdom) †	38,367	1,179,785	37,221	1,144,546

BMC Software, Inc. †	27,342	1,373,389	26,526	1,332,401

CA, Inc.	65,110	1,601,055	63,166	1,553,252

Intuit, Inc. †	36,424	2,023,717	35,338	1,963,379

		6,177,946		5,993,578

COMMON STOCKS* cont.	500 Fund 22.2%		700 Fund 24.6%
	Shares	Value	Shares	Value

Technology		0.2%		0.2%
Avago Technologies, Ltd.	43,085	$1,441,624	41,799	$1,398,595

		1,441,624		1,398,595
Technology services		0.5%		0.6%
Accenture PLC Class A	45,810	2,617,125	44,908	2,565,594

AOL, Inc. †	29,585	602,942	28,700	584,906

FactSet Research Systems, Inc.	10,067	1,101,430	9,767	1,068,607

		4,321,497		4,219,107
Telecommunications		0.2%		0.2%
American Tower Corp. Class A †	28,905	1,512,021	28,042	1,466,877

		1,512,021		1,466,877
Textiles		0.1%		0.1%
Cintas Corp.	22,605	701,885	21,931	680,958

		701,885		680,958
Tobacco		0.9%		1.0%
Lorillard, Inc.	8,315	885,548	8,269	880,649

Philip Morris International, Inc.	86,289	5,991,908	83,711	5,812,892

		6,877,456		6,693,541
Transportation services		0.1%		0.1%
Landstar Systems, Inc.	11,502	545,195	11,158	528,889

		545,195		528,889
Total common stocks
(cost $152,296,187 and $147,961,141)		$173,691,809		$168,677,761

CORPORATE BONDS AND NOTES*	500 Fund 13.5%		700 Fund 15.6%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		0.2%		0.2%
Affinion Group, Inc. company guaranty sr.
unsec. sub. notes 11 1/2s, 2015	$500,000	$520,000	$1,000,000	$1,040,000

Lamar Media Corp. company guaranty sr.
notes 9 3/4s 2014	990,000	1,153,350	200,000	233,000

		1,673,350		1,273,000
Aerospace and defense		0.1%		0.1%
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016	265,000	274,275	335,000	346,725

BE Aerospace, Inc. sr. unsec. unsub. notes
8 1/2s, 2018	285,000	317,775	—	—

Boeing Co. (The) sr. unsec. unsub. notes
3 1/2s, 2015	252,000	266,616	148,000	156,584

United Technologies Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	252,000	280,072	148,000	164,487

		1,138,738		667,796
Automotive		0.2%		—%
Daimler Finance North America, LLC company
guaranty 6 1/2s, 2013 (Germany)	157,000	175,764	93,000	104,115

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 7s, 2014	1,000,000	1,095,000	—	—

		1,270,764		104,115

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Banking		1.7%		1.3%
Bank of America Corp. sr. unsec. notes
5 3/4s, 2017	$2,015,000	$2,173,583	$1,185,000	$1,278,261

Bank of New York Mellon Corp. (The) sr. unsec.
notes 2.95s, 2015	252,000	259,245	148,000	152,255

Barclays Bank PLC sr. unsec. unsub. notes
5.2s, 2014	346,000	376,673	204,000	222,084

BB&T Corp. unsec. sub. notes 5.2s, 2015	189,000	205,375	111,000	120,617

Citigroup, Inc. sr. unsec. unsub. notes
6 1/8s, 2017	1,575,000	1,746,358	925,000	1,025,639

Credit Suisse Guernsey sr. unsec. notes
5 1/2s, 2014	787,000	870,879	463,000	512,347

Deutsche Bank AG sr. unsec. notes 6s, 2017
(United Kingdom)	346,000	391,724	204,000	230,959

HSBC Finance Corp. 144A sr. unsec.
sub. notes 6.676s, 2021	740,000	785,398	435,000	461,687

JPMorgan Chase & Co. sr. unsec. unsub.
notes 3.7s, 2015	1,701,000	1,766,196	999,000	1,037,290

PNC Funding Corp. bank guaranty sr. unsec.
note 3 5/8s, 2015	283,000	296,408	167,000	174,912

Shinhan Bank 144A sr. unsec. bond 6s, 2012
(South Korea)	225,000	236,595	150,000	157,730

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT,
3 7/8s, 2015	300,000	311,642	250,000	259,702

US Bancorp sr. unsec. unsub. notes 2.45s, 2015	252,000	252,113	148,000	148,066

VTB Bank OJSC Via VTB Capital SA sr. notes
6 1/4s, 2035 (Russia)	500,000	527,500	500,000	527,500

VTB Bank OJSC Via VTB Capital SA 144A sr.
unsec. notes 6 7/8s, 2018 (Russia)	1,600,000	1,720,000	1,500,000	1,612,500

Wells Fargo & Co. sr. unsec. unsub. notes
5 5/8s, 2017	1,291,000	1,440,120	759,000	846,670

Westpac Banking Corp. sr. unsec. unsub.
notes 3s, 2015 (Australia)	220,000	221,438	130,000	130,850

		13,581,247		8,899,069
Beverage		0.2%		0.2%
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4 1/8s, 2015	346,000	370,281	204,000	218,316

Coca-Cola Refreshments USA, Inc. sr. unsec.
unsub. notes 7 3/8s, 2014	157,000	182,682	93,000	108,213

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	260,000	283,400	590,000	643,100

Diageo Capital PLC company guaranty 5 3/4s,
2017 (United Kingdom)	189,000	214,952	111,000	126,241

PepsiCo, Inc. sr. unsec. unsub. notes
3.1s, 2015	441,000	463,486	259,000	272,206

		1,514,801		1,368,076
Biotechnology		—%		0.1%
Amgen, Inc. sr. unsec. notes 5.85s, 2017	189,000	218,023	111,000	128,045

Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	65,000	71,500	200,000	220,000

		289,523		348,045

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Broadcasting		0.3%		0.1%
DISH DBS Corp. company guaranty
7 1/8s, 2016	$—	$—	$255,000	$271,575

DISH DBS Corp. company guaranty 7s, 2013	—	—	220,000	237,600

Echostar DBS Corp. sr. notes 6 3/8s, 2011	145,000	147,175	—	—

News America, Inc. company guaranty sr. unsec.
notes 5.3s, 2014	252,000	280,954	148,000	165,005

Sirius XM Radio, Inc. 144A sr. notes
9 3/4s, 2015	685,000	770,625	220,000	247,500

Univision Communications, Inc. 144A sr. sec.
notes 12s, 2014	855,000	921,263	—	—

		2,120,017		921,680
Building materials		—%		—%
Owens Corning company guaranty unsec.
unsub. notes 9s, 2019	210,000	250,163	275,000	327,594

		250,163		327,594
Cable television		0.5%		0.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018	—	—	270,000	292,613

Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company
guaranty sr. notes 8s, 2012	200,000	210,000	—	—

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	630,000	728,752	370,000	427,997

CSC Holdings LLC sr. notes 6 3/4s, 2012	215,000	223,063	84,000	87,150

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014	695,000	777,531	730,000	816,688

Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG 144A
company guaranty sr. notes 7 1/2s,
2019 (Germany)	560,000	574,960	560,000	574,960

Mediacom Broadband, LLC/Mediacom
Broadband Corp. sr. unsec. unsub. notes
8 1/2s, 2015	900,000	936,000	1,400,000	1,456,000

Time Warner Cable, Inc. company guaranty
sr. unsec. notes 5.85s, 2017	535,000	595,244	315,000	350,471

		4,045,550		4,005,879
Chemicals		0.8%		0.6%
Dow Chemical Co. (The) sr. unsec. FRN
2.518s, 2011	155,000	155,873	110,000	110,619

Dow Chemical Co. (The) sr. unsec. unsub.
notes 5.9s, 2015	315,000	354,214	185,000	208,031

E.I. du Pont de Nemours & Co. sr. unsec.
unsub. notes 3 1/4s, 2015	252,000	262,634	148,000	154,245

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
FRN 4.813s, 2014	400,000	389,500	750,000	730,313

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 7 3/8s, 2015	1,000,000	1,023,750	—	—

Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015 (United Kingdom)	1,020,000	1,119,450	1,170,000	1,284,075

CORPORATE BONDS AND NOTES* cont.		500 Fund 13.5%		700 Fund 15.6%
Principal amount			Value	Principal amount	Value

Chemicals cont.
Kronos International, Inc. sr. notes
6 1/2s, 2013 (Germany)	EUR	800,000	$1,199,689	800,000	$1,199,689

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017 Δ		$808,000	900,920	$—	—

Momentive Performance Materials, Inc.
company guaranty sr. notes 12 1/2s, 2014		647,000	717,361	165,000	182,944

			6,123,391		3,869,916
Coal			0.1%		0.1%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		379,000	381,369	282,000	283,763

Peabody Energy Corp. company guaranty
7 3/8s, 2016		135,000	152,213	555,000	625,763

			533,582		909,526
Combined utilities			—%		0.1%
El Paso Corp. sr. unsec. notes 7s, 2017		225,000	249,725	465,000	516,098

El Paso Corp. sr. unsec. notes Ser. GMTN,
7 3/8s, 2012		—	—	26,000	27,789

			249,725		543,887
Commercial and consumer services			0.1%		0.5%
Expedia, Inc. 144A company
guaranty sr. notes 8 1/2s, 2016		—	—	210,000	233,100

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		905,000	932,150	1,559,000	1,605,770

Sabre Holdings Corp. sr. unsec. unsub. notes
8.35s, 2016		—	—	500,000	487,500

Travelport LLC company guaranty
9 7/8s, 2014		190,000	179,550	895,000	845,775

			1,111,700		3,172,145
Communications equipment			—%		—%
Cisco Systems, Inc. sr. unsec. unsub. notes
5 1/2s, 2016		283,000	321,990	167,000	190,008

			321,990		190,008
Computers			0.4%		0.4%
Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡		485,000	509,250	800,000	840,000

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		—	—	350,000	364,000

Hewlett-Packard Co. sr. unsec. notes
6 1/8s, 2014		252,000	283,500	148,000	166,500

IBM Corp. sr. unsec. notes 5.7s, 2017		378,000	435,385	222,000	255,702

Seagate Technology International 144A company
guaranty sr. sec. notes 10s, 2014 (Cayman Islands) 222,000			260,850	—	—

SunGard Data Systems, Inc. company guaranty
10 1/4s, 2015		985,000	1,034,250	1,085,000	1,139,250

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		220,000	233,486	130,000	137,969

			2,756,721		2,903,421
Conglomerates			0.3%		0.2%
General Electric Co. sr. unsec. notes
5 1/4s, 2017		1,984,000	2,196,713	1,166,000	1,291,012

SPX Corp. sr. unsec. notes 7 5/8s, 2014		260,000	287,625	125,000	138,281

			2,484,338		1,429,293

CORPORATE BONDS AND NOTES* cont.		500 Fund 13.5%		700 Fund 15.6%
Principal amount			Value	Principal amount	Value

Consumer			—%		0.1%
Jarden Corp. company guaranty sr. unsec.
notes 8s, 2016		$—	$—	$135,000	$148,163

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		—	—	435,000	467,081

			—		615,244
Consumer finance			0.1%		0.1%
American Express Credit Corp. sr. unsec.
unsub. notes 5 1/8s, 2014		567,000	619,251	333,000	363,687

Capital One Financial Corp. sr. unsec.
unsub. notes 6 3/4s, 2017		252,000	295,050	148,000	173,283

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018		220,000	249,700	130,000	147,550

			1,164,001		684,520
Consumer goods			0.1%		0.2%
ACCO Brands Corp. company
guaranty sr. notes 10 5/8s, 2015		500,000	563,750	500,000	563,750

Procter & Gamble Co. (The) sr. unsec. notes
3 1/2s, 2015		252,000	268,439	148,000	157,655

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		300,000	327,000	300,000	327,000

			1,159,189		1,048,405
Consumer services			0.2%		0.2%
Hertz Holdings Netherlands BV 144A sr.
bonds 8 1/2s, 2015 (Netherlands)	EUR	500,000	795,223	750,000	1,192,835

Service Corporation International sr.
notes 7s, 2017		$170,000	184,875	$185,000	201,188

Service Corporation International sr.
unsec. 7 3/8s, 2014		180,000	198,000	195,000	214,500

			1,178,098		1,608,523
Containers			—%		0.1%
Owens Brockway Glass Container, Inc. company
guaranty 6 3/4s, 2014		—	—	150,000	153,188

Reynolds Group DL Escrow, Inc./Reynolds Group
Escrow, LLC 144A company guaranty sr. notes
7 3/4s, 2016 (Luxembourg)		195,000	206,700	200,000	212,000

			206,700		365,188
Electric utilities			0.6%		0.5%
AES Corp. (The) sr. unsec. unsub. notes
9 3/4s, 2016		210,000	243,075	150,000	173,625

AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		1,035,000	1,125,563	1,000,000	1,087,500

Appalachian Power Co. sr. unsec. unsub. notes
7s, 2038		189,000	219,149	111,000	128,707

Carolina Power & Light Co. 1st mtge. bonds
5.3s, 2019		155,000	170,958	90,000	99,266

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018		157,000	191,689	93,000	113,548

Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017		315,000	361,167	185,000	212,114

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Electric utilities cont.
Duke Energy Corp. sr. unsec. unsub. notes
6.3s, 2014	$315,000	$352,249	$185,000	$206,876

Exelon Corp. sr. unsec. notes 4.9s, 2015	252,000	270,040	148,000	158,595

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	11,000	11,297	7,000	7,189

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C,
7 3/8s, 2031	220,000	244,340	130,000	144,383

FPL Group Capital, Inc. company guaranty sr.
unsec. notes 7 7/8s, 2015	157,000	187,983	93,000	111,353

National Rural Utilities Cooperative Finance Corp.
sr. bonds 10 3/8s, 2018	126,000	173,635	74,000	101,976

NV Energy, Inc. sr. unsec. unsub. notes
6 3/4s, 2017	145,000	148,349	170,000	173,926

Pacific Gas & Electric Co. sr. unsec. bonds
4.8s, 2014	220,000	238,864	130,000	141,147

Southern Power Co. sr. unsec. notes Ser. D,
4 7/8s, 2015	189,000	204,538	111,000	120,125

Texas-New Mexico Power Co. 144A 1st mtge. sec.
9 1/2s, 2019	275,000	351,564	125,000	159,802

		4,494,460		3,140,132
Electronics		—%		0.2%
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2014 ‡‡	—	—	750,000	781,875

NXP BV/NXP Funding, LLC company guaranty
Ser. EXCH, 9 1/2s, 2015 (Netherlands)	—	—	545,000	584,513

STATS ChipPAC, Ltd. 144A company guaranty
sr. unsec. notes 7 1/2s, 2015 (Singapore)	200,000	216,500	200,000	216,500

		216,500		1,582,888
Energy (oil field)		0.1%		0.1%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)	430,000	420,325	515,000	503,413

Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) †	518,252	399,054	602,293	463,766

		819,379		967,179
Entertainment		—%		0.1%
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	—	—	350,000	354,813

		—		354,813
Financial		0.3%		0.5%
CIT Group, Inc. sr. bonds 7s, 2014	1,100,000	1,120,625	1,100,000	1,120,625

Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. notes
7 3/4s, 2016	300,000	309,000	700,000	721,000

Leucadia National Corp. sr. unsec. notes
8 1/8s, 2015	162,000	179,820	324,000	359,640

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017	—	—	266,000	279,300

Leucadia National Corp. sr. unsec. notes
7s, 2013	100,000	108,250	—	—

Vnesheconombank Via VEB Finance, Ltd. 144A
bank guaranteed bonds 6.8s, 2025 (Russia)	800,000	812,000	700,000	710,500

		2,529,695		3,191,065

CORPORATE BONDS AND NOTES* cont.		500 Fund 13.5%		700 Fund 15.6%
Principal amount			Value	Principal amount	Value

Food			0.1%		0.3%
Dole Food Co. 144A sr. notes 8s, 2016		$—	$—	$200,000	$213,750

Kraft Foods, Inc. sr. unsec. unsub. notes
4 1/8s, 2016		598,000	627,952	352,000	369,631

Reddy Ice Corp. company guaranty sr. notes
11 1/4s, 2015		—	—	300,000	311,250

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014		180,000	213,300	530,000	628,050

Tyson Foods, Inc. sr. unsec. unsub. notes
10 1/2s, 2014		230,000	277,725	505,000	609,788

			1,118,977		2,132,469
Forest products and packaging			0.3%		0.5%
PE Paper Escrow GmbH sr. notes Ser.
REGS, 11 3/4s, 2014 (Austria)	EUR	100,000	168,524	165,000	278,065

PE Paper Escrow GmbH 144A sr. notes
12s, 2014 (Austria)		$250,000	288,750	$—	—

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		1,000,000	1,025,000	1,410,000	1,445,250

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes FRN Ser. B,
4.023s, 2014		—	—	500,000	485,000

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		1,103,000	1,202,270	1,085,000	1,182,650

			2,684,544		3,390,965
Gaming and lottery			0.1%		0.1%
Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		390,000	444,600	695,000	792,300

Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		—	—	162,000	178,200

			444,600		970,500
Health-care services			0.4%		0.5%
Fresenius US Finance II, Inc. 144A sr. unsec.
notes 9s, 2015		235,000	269,369	525,000	601,781

HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 ‡‡		1,000,000	1,073,750	1,230,000	1,320,713

HCA, Inc. company guaranty sr. notes
8 1/2s, 2019		—	—	50,000	55,500

IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014		545,000	555,900	815,000	831,300

Tenet Healthcare Corp. sr. notes 9s, 2015		275,000	299,750	455,000	495,950

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		40,000	45,200	80,000	90,400

UnitedHealth Group, Inc. sr. unsec. notes
6s, 2018		189,000	213,706	111,000	125,510

Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 R		135,000	143,566	—	—

WellPoint, Inc. unsec. unsub. notes
5 1/4s, 2016		157,000	173,886	93,000	103,003

			2,775,127		3,624,157

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Household furniture and appliances		0.1%		0.2%
Sealy Mattress Co. 144A company guaranty
sr. sec. notes 10 7/8s, 2016	$752,000	$846,000	$962,000	$1,082,250

		846,000		1,082,250
Insurance		0.3%		0.3%
Allstate Corp. (The) sr. unsec. unsub. notes
5s, 2014	189,000	208,354	111,000	122,367

American International Group, Inc. sr. unsec.
notes Ser. MTN, 5.45s, 2017	315,000	330,579	185,000	194,150

Berkshire Hathaway, Inc. sr. unsec.
unsub. notes 3.2s, 2015	693,000	721,926	407,000	423,988

Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	530,000	594,532	645,000	723,534

MetLife, Inc. sr. unsec. 6 3/4s, 2016	252,000	295,007	148,000	173,258

Prudential Financial, Inc. sr. disc. unsec.
unsub. notes Ser. MTN, 4 3/4s, 2015	315,000	338,702	185,000	198,920

		2,489,100		1,836,217
Investment banking/Brokerage		0.4%		0.4%
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017	175,000	208,906	210,000	250,688

Goldman Sachs Group, Inc. (The) sr. unsec.
notes 6 1/4s, 2017	1,543,000	1,717,566	907,000	1,009,613

Morgan Stanley sr. unsec. unsub. notes Ser.
MTN, 6s, 2015	1,323,000	1,459,072	777,000	856,915

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	—	—	750,000	837,188

		3,385,544		2,954,404
Lodging/Tourism		—%		0.2%
FelCor Lodging LP company guaranty sr. notes
10s, 2014 R	—	—	850,000	975,375

MGM Resorts International sr. notes
10 3/8s, 2014	180,000	208,125	190,000	219,688

		208,125		1,195,063
Machinery		0.1%		0.2%
Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016	395,000	429,563	1,133,000	1,232,138

Caterpillar Financial Services Corp. sr. unsec.
notes 6 1/8s, 2014	346,000	390,934	204,000	230,493

Deere & Co. sr. unsec. notes 6.95s, 2014	252,000	292,643	148,000	171,870

		1,113,140		1,634,501
Manufacturing		—%		—%
General Cable Corp. company guaranty sr. unsec.
unsub. notes FRN 2.68s, 2015	85,000	82,238	125,000	120,938

		82,238		120,938
Media		0.2%		0.2%
Interpublic Group of Companies, Inc. (The)
sr. unsec. notes 6 1/4s, 2014	231,000	253,523	234,000	256,815

Nielsen Finance LLC/Nielsen Finance Co.
sr. notes 11 5/8s, 2014	114,000	134,520	114,000	134,520

CORPORATE BONDS AND NOTES* cont.		500 Fund 13.5%		700 Fund 15.6%
Principal amount			Value	Principal amount	Value

Media cont.
Time Warner, Inc. company guaranty
sr. unsec. notes 5 7/8s, 2016		$409,000	$463,496	$241,000	$273,111

WMG Holdings Corp. company guaranty
sr. unsec. disc. notes 9 1/2s, 2014		850,000	864,875	915,000	931,013

			1,716,414		1,595,459
Metals			0.4%		0.5%
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		189,000	204,286	111,000	119,977

ArcelorMittal sr. unsec. unsub. notes 6 1/8s,
2018 (France)		189,000	204,488	—	—

BHP Billiton Finance USA Ltd company
guaranty sr. unsec. unsub. notes 5 1/2s,
2014 (Canada)		189,000	210,531	111,000	123,645

FMG Resources August 2006 Pty, Ltd.
144A sr. notes 7s, 2015 (Australia)		1,250,000	1,320,760	750,000	792,456

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 8.95s, 2014
(Australia)		283,000	342,646	167,000	202,197

SGL Carbon SE company guaranty sr.
sub. notes FRN Ser. EMTN, 2.343s, 2015
(Germany)	EUR	100,000	145,850	150,000	218,774

Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015		$500,000	516,250	$500,000	516,250

Steel Dynamics, Inc. sr. unsec. unsub.
notes 7 3/4s, 2016		170,000	181,688	220,000	235,125

Tube City IMS Corp. company guaranty
sr. unsec. sub. notes 9 3/4s, 2015		—	—	750,000	780,938

Vale Overseas, Ltd. company guaranty sr.
unsec. unsub. notes 6 1/4s, 2017		220,000	248,847	130,000	147,046

			3,375,346		3,136,408
Natural gas utilities			0.1%		0.1%
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds Ser. L,
6.3s, 2017		220,000	251,942	130,000	148,875

Kinder Morgan Energy Partners LP notes
6s, 2017		252,000	284,497	148,000	167,085

TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)		220,000	258,418	130,000	152,702

			794,857		468,662
Oil and gas			1.8%		1.9%
Anadarko Petroleum Corp. sr. notes
5.95s, 2016		220,000	245,250	130,000	144,920

BP Capital Markets PLC company guaranty
sr. unsec. notes 3 7/8s, 2015
(United Kingdom)		252,000	264,309	148,000	155,229

Chesapeake Energy Corp. company guaranty
sr. unsec. notes 9 1/2s, 2015		490,000	589,838	500,000	601,875

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		560,000	589,400	685,000	720,963

CORPORATE BONDS AND NOTES* cont.		500 Fund 13.5%		700 Fund 15.6%
Principal amount			Value	Principal amount	Value

Oil and gas cont.
Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)		$—	$—	$350,000	$371,875

Connacher Oil and Gas, Ltd. 144A sr. sec.
notes 11 3/4s, 2014 (Canada)		580,000	620,600	895,000	957,650

ConocoPhillips company guaranty sr. unsec.
notes 4.6s, 2015		504,000	554,247	296,000	325,510

EnCana Holdings Finance Corp. company
guaranty sr. unsec. unsub. notes 5.8s, 2014
(Canada)		220,000	245,552	130,000	145,099

Forest Oil Corp. company guaranty sr. unsec.
notes 8 1/2s, 2014		965,000	1,075,975	1,035,000	1,154,025

Forest Oil Corp. company guaranty sr. unsec.
notes 8s, 2011		240,000	248,700	230,000	238,338

Gazprom OAO Via White Nights Finance BV
notes 10 1/2s, 2014 (Netherlands)		1,000,000	1,204,710	1,000,000	1,204,710

Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018		—	—	175,000	187,250

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		435,000	444,244	195,000	199,144

OPTI Canada, Inc. 144A sr. notes 9s,
2012 (Canada)		1,160,000	1,174,500	1,245,000	1,260,563

Petrohawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014		1,035,000	1,186,369	—	—

Petroleos de Venezuela SA sr. unsec. bonds
zero %, 2011 (Venezuela)		2,445,000	2,425,440	2,255,000	2,236,960

Petroleos de Venezuela SA sr. unsec.
notes 4.9s, 2014 (Venezuela)		3,295,000	2,484,430	2,805,000	2,114,970

Quicksilver Resources, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2015		—	—	500,000	530,000

Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016		225,000	263,250	280,000	327,600

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)		441,000	457,037	259,000	268,419

Whiting Petroleum Corp. company guaranty
7s, 2014		125,000	134,375	—	—

XTO Energy, Inc. sr. unsec. unsub. notes
6 1/4s, 2017		189,000	226,268	111,000	132,888

			14,434,494		13,277,988
Pharmaceuticals			0.4%		0.4%
Abbott Laboratories sr. unsec. notes
5 7/8s, 2016		283,000	327,776	167,000	193,423

AstraZeneca PLC sr. unsub. notes 5.9s,
2017 (United Kingdom)		189,000	218,693	111,000	128,439

ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	415,000	641,353	445,000	687,716

Elan Finance PLC/Elan Finance Corp.
company guaranty sr. unsec. unsub. notes
8 7/8s, 2013 (Ireland)		$400,000	416,000	$600,000	624,000

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Pharmaceuticals cont.
GlaxoSmith Kline Capital, Inc. company
guaranty sr. unsec. unsub. notes 4 3/8s, 2014	$252,000	$273,445	$148,000	$160,595

Merck & Co., Inc. sr. unsec. notes 4s, 2015	283,000	305,026	167,000	179,998

Novartis Capital Corp. company guaranty
sr. unsec. notes 2.9s, 2015	252,000	260,472	148,000	152,975

Pfizer, Inc. sr. unsec. notes 5.35s, 2015	598,000	674,672	352,000	397,131

		3,117,437		2,524,277
Power producers		0.1%		0.5%
Calpine Corp. 144A sr. notes 7 1/4s, 2017	—	—	350,000	367,500

Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	—	—	1,000,000	995,000

GenOn Americas Generation, LLC sr. unsec.
notes 8.3s, 2011	260,000	260,000	200,000	200,000

GenOn Energy, Inc. sr. unsec. unsub. notes
7 5/8s, 2014	—	—	1,500,000	1,571,250

NRG Energy, Inc. sr. notes 7 3/8s, 2016	676,000	701,350	600,000	622,500

		961,350		3,756,250
Railroads		—%		0.1%
RailAmerica, Inc. company guaranty sr. notes
9 1/4s, 2017	—	—	631,000	701,988

		—		701,988
Real estate		0.1%		0.2%
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	355,000	419,788	685,000	810,013

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	260,000	284,375	320,000	350,000

Simon Property Group LP sr. unsec.
unsub. notes 5.65s, 2020 R	220,000	239,337	130,000	141,426

		943,500		1,301,439
Regional Bells		0.4%		0.3%
AT&T, Inc. sr. unsec. unsub. notes
2 1/2s, 2015	1,449,000	1,452,779	851,000	853,219

Qwest Communications International, Inc.
company guaranty Ser. B, 7 1/2s, 2014	—	—	250,000	255,000

Qwest Corp. sr. unsec. unsub. notes
8 3/8s, 2016	642,000	762,375	173,000	205,438

Verizon Communications, Inc. sr. unsec.
notes 5.55s, 2016	819,000	919,667	481,000	540,122

		3,134,821		1,853,779
Restaurants		—%		0.2%
Landry’s Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015	—	—	900,000	974,250

Wendy’s/Arby’s Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s, 2016	235,000	260,850	300,000	333,000

		260,850		1,307,250
Retail		0.4%		0.4%
CVS Corp. sr. unsec. 5 3/4s, 2017	220,000	246,103	130,000	145,424

Home Depot, Inc. (The) sr. unsec. unsub. notes
5.4s, 2016	157,000	175,447	93,000	103,927

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Retail cont.
Kroger Co. company guaranty 6.4s, 2017	$157,000	$182,961	$93,000	$108,378

QVC Inc. 144A sr. notes 7 1/8s, 2017	475,000	502,313	570,000	602,775

Target Corp. sr. unsec. notes 5 3/8s, 2017	252,000	285,599	148,000	167,733

Toys R Us, Inc. sr. unsec. unsub. notes
7 7/8s, 2013	1,200,000	1,291,500	1,000,000	1,076,250

Wal-Mart Stores, Inc. sr. unsec. unsub.
notes 3.2s, 2014	598,000	631,833	352,000	371,915

		3,315,756		2,576,402
Shipping		—%		—%
United Parcel Service, Inc. sr. unsec.
unsub. notes 3 7/8s, 2014	189,000	203,942	111,000	119,775

		203,942		119,775
Software		—%		—%
Oracle Corp. sr. unsec. notes 5 1/4s, 2016	346,000	388,889	204,000	229,287

		388,889		229,287
Technology services		—%		—%
Iron Mountain, Inc. company guaranty
6 5/8s, 2016	100,000	100,125	245,000	245,306

		100,125		245,306
Telecommunications		0.6%		1.1%
America Movil SAB de CV company guaranty
unsec. unsub. notes 5 1/2s, 2014 (Mexico)	189,000	207,541	111,000	121,889

Cellco Partnership/Verizon Wireless Capital,
LLC sr. unsec. unsub. notes 5.55s, 2014	252,000	277,839	148,000	163,175

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr.
notes 12s, 2015	450,000	488,250	705,000	764,925

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr.
notes 12s, 2015	250,000	271,875	500,000	543,750

Deutsche Telekom International Finance BV
company guaranty sr. unsec. unsub. notes
5 3/4s, 2016 (Germany)	252,000	284,675	148,000	167,190

Inmarsat Finance PLC 144A company guaranty
sr. notes 7 3/8s, 2017 (United Kingdom)	—	—	130,000	137,475

Level 3 Financing, Inc. company guaranty sr.
unsec. unsub. notes 9 1/4s, 2014	—	—	500,000	518,750

Level 3 Financing, Inc. 144A company
guaranty FRN 4.215s, 2015	—	—	1,100,000	1,061,500

Nextel Communications, Inc. sr. notes Ser. E,
6 7/8s, 2013	840,000	847,350	805,000	812,044

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	245,000	281,138	740,000	849,150

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	290,000	316,463	725,000	791,156

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016	240,000	260,100	195,000	211,331

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	265,000	268,644	120,000	121,650

CORPORATE BONDS AND NOTES* cont.	500 Fund 13.5%		700 Fund 15.6%
Principal amount		Value	Principal amount	Value

Telecommunications cont.
Telecom Italia Capital SA company guaranty
5 1/4s, 2015 (Italy)	$283,000	$297,916	$167,000	$175,802

Telefonica Emisones SAU company guaranty
sr. unsec. notes 4.949s, 2015 (Spain)	315,000	337,061	185,000	197,957

Vodafone Group PLC sr. unsec. unsub. notes
5 5/8s, 2017 (United Kingdom)	283,000	317,774	167,000	187,520

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Netherlands)	560,000	592,200	700,000	740,250

		5,048,826		7,565,514
Telephone		0.1%		0.1%
Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	380,000	405,650	963,000	1,028,003

		405,650		1,028,003
Tire and rubber		0.1%		0.2%
Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016	975,000	1,104,188	1,050,000	1,189,125

		1,104,188		1,189,125
Tobacco		0.1%		0.1%
Altria Group, Inc. company guaranty sr. unsec.
notes 4 1/8s, 2015	378,000	397,587	222,000	233,503

Philip Morris International, Inc. sr. unsec.
unsub. notes 5.65s, 2018	189,000	213,530	111,000	125,407

		611,117		358,910
Total corporate bonds and notes
(cost $103,406,736 and $103,153,393)		$106,298,579		$106,668,693

SENIOR LOANS*[c]	500 Fund 5.8%		700 Fund 5.6%
Principal amount		Value	Principal amount	Value

Advertising and marketing services		0.1%		0.2%
Advantage Sales & Marketing, LLC bank
term loan FRN 5 1/4s, 2017	$997,500	$1,001,024	$997,500	$1,001,024

		1,001,024		1,001,024
Aerospace and defense		—%		—%
TransDigm Group, Inc. bank term loan FRN
Ser. B, 4s, 2017	221,445	223,624	221,445	223,624

		223,624		223,624
Agriculture		0.1%		0.2%
American Rock Salt Co., LLC / American Rock
Capital Corp. bank term loan FRN 5 1/2s, 2017	1,000,000	1,007,500	1,000,000	1,007,500

		1,007,500		1,007,500
Airlines		0.1%		0.1%
Delta Air Lines, Inc. bank term loan FRN Ser. B,
5 1/2s, 2017	833,000	822,067	834,000	823,054

		822,067		823,054
Automotive		0.1%		0.2%
Federal Mogul Corp. bank term loan FRN Ser. B,
2.173s, 2014	632,407	615,905	750,984	731,388

Federal Mogul Corp. bank term loan FRN Ser. C,
2.151s, 2015	322,657	314,237	383,155	373,157

		930,142		1,104,545

SENIOR LOANS*[c] cont.	500 Fund 5.8%		700 Fund 5.6%
Principal amount		Value	Principal amount	Value

Broadcasting		—%		0.2%
Clear Channel Communications, Inc. bank
term loan FRN Ser. B, 3.861s, 2016	$—	$—	$1,150,000	$1,023,820

Radio One, Inc. bank term loan FRN
Ser. B, 7 1/2s, 2016	—	—	500,000	508,542

		—		1,532,362
Building materials		0.2%		0.3%
CPG International, Inc. bank term loan FRN
6s, 2017	199,500	199,874	199,500	199,874

Goodman Global, Inc. bank term loan FRN
9s, 2017	—	—	500,000	516,667

Goodman Global, Inc. bank term loan FRN
Ser. 1st, 5 3/4s, 2016	337,390	339,866	237,640	239,384

Nortek, Inc. bank term loan FRN Ser. B,
5 1/4s, 2017	1,000,000	1,005,625	1,000,000	1,005,625

		1,545,365		1,961,550
Cable television		0.1%		—%
Atlantic Broadband Finance, LLC bank
term loan FRN Ser. B, 4s, 2016	622,703	625,972	—	—

		625,972		—
Chemicals		0.4%		0.2%
AZ Chem US, Inc. bank term loan FRN
4 3/4s, 2017	319,817	321,812	—	—

General Chemical Group, Inc. bank
term loan FRN Ser. B, 5.002s, 2018	742,509	744,366	—	—

Nexeo Solutions, LLC bank term loan FRN
Ser. B, 5s, 2017	470,000	471,958	—	—

Rockwood Holdings, Inc. bank term loan FRN
Ser. B, 3 3/4s, 2018	333,000	334,784	334,000	335,789

Styron Corp. bank term loan FRN 6s, 2017	498,750	503,214	498,750	503,214

Tronox Worldwide bank term loan FRN Ser. B,
7s, 2015	—	—	498,750	503,218

Univar, Inc. bank term loan FRN Ser. B,
5s, 2017	781,043	786,482	—	—

		3,162,616		1,342,221
Commercial and consumer services		0.4%		0.3%
Brickman Group Holdings, Inc. bank term loan
FRN Ser. B, 7 1/4s, 2016	1,296,750	1,322,144	1,197,000	1,220,441

Emergency Medical Services Corp. bank
term loan FRN Ser. B, 5 1/2s, 2018	600,000	603,450	—	—

Interactive Data Corp. bank term loan FRN
4 3/4s, 2018	715,000	718,682	715,000	718,682

		2,644,276		1,939,123
Communications equipment		0.2%		0.2%
Avaya, Inc. bank term loan FRN Ser. B1,
3.061s, 2014	330,644	319,979	—	—

Avaya, Inc. bank term loan FRN Ser. B3,
4.811s, 2017	664,167	649,223	998,125	975,667

CommScope, Inc. bank term loan FRN Ser. B,
5s, 2018	355,000	358,402	355,000	358,402

		1,327,604		1,334,069

SENIOR LOANS*[c] cont.	500 Fund 5.8%		700 Fund 5.6%
Principal amount		Value	Principal amount	Value

Computers		0.1%		0.1%
Syniverse Holdings, Inc. bank term loan
FRN 5 1/4s, 2017	$665,333	$671,432	$665,333	$671,432

		671,432		671,432
Construction		—%		—%
Armstrong World Industries, Inc. bank
term loan FRN Ser. B, 4s, 2018	285,000	286,639	285,000	286,639

		286,639		286,639
Consumer		0.1%		0.1%
Armored Autogroup, Inc. bank term loan
FRN Ser. B, 6s, 2016	399,000	397,005	399,000	397,005

		397,005		397,005
Consumer goods		0.3%		0.4%
Amscan Holdings, Inc. bank term loan FRN
6 3/4s, 2017	995,000	1,002,701	995,000	1,002,701

Revlon Consumer Products bank term loan
FRN 6s, 2015	544,500	546,797	643,500	646,215

Spectrum Brands, Inc. bank term loan FRN
5.01s, 2016	997,500	1,007,119	997,500	1,007,119

		2,556,617		2,656,035
Consumer services		0.1%		—%
Getty Images, Inc. bank term loan FRN Ser. B,
5 1/4s, 2016	746,250	753,246	—	—

		753,246		—
Containers		0.1%		0.1%
Reynolds Group Holdings, Inc. bank term loan
FRN Ser. E, 4 1/4s, 2018	500,000	502,679	500,000	502,679

		502,679		502,679
Distribution		0.1%		0.1%
Green Mountain Coffee Roasters, Inc. bank term
loan FRN Ser. B, 5 1/2s, 2016	664,335	672,639	666,330	674,659

		672,639		674,659
Entertainment		0.2%		0.2%
Cedar Fair LP bank term loan FRN 4s, 2017	211,189	213,035	240,657	242,761

Clubcorp Club Operations, Inc. bank term loan
FRN Ser. B, 6s, 2016	249,375	251,401	249,375	251,401

Six Flags Theme Parks bank term loan FRN
Ser. B, 5 1/4s, 2016	1,000,000	1,006,042	1,000,000	1,006,042

		1,470,478		1,500,204
Food		0.1%		0.1%
Dean Foods Co. bank term loan FRN Ser. A1,
3.501s, 2014 Δ	400,000	394,714	400,000	394,714

Del Monte Foods Co. bank term loan FRN
Ser. B, 4 1/2s, 2018	480,000	481,947	480,000	481,947

		876,661		876,661
Gaming and lottery		0.5%		0.3%
Ameristar Casinos, Inc. bank term loan FRN
Ser. B, 4s, 2018	900,000	907,714	—	—

Caesars Entertainment Operating Co., Inc.
bank term loan FRN Ser. B1, 3.274s, 2015	1,000,000	937,083	1,000,000	937,083

SENIOR LOANS*[c] cont.	500 Fund 5.8%		700 Fund 5.6%
Principal amount		Value	Principal amount	Value

Gaming and lottery cont.
CCM Merger, Inc. bank term loan FRN
Ser. B, 7s, 2017	$1,000,000	$1,011,500	$1,000,000	$1,011,500

Isle of Capri Casinos, Inc. bank term loan
FRN 4 3/4s, 2017	860,000	865,375	—	—

		3,721,672		1,948,583
Health-care services		0.4%		0.3%
Ardent Health Services bank term loan FRN
Ser. B, 6 1/2s, 2015	746,231	748,718	746,231	748,718

IASIS Healthcare, LLC bank term loan FRN
Ser. B, 5s, 2018	570,000	571,781	570,000	567,150

Kindred Healthcare, Inc. bank term loan FRN
Ser. B, 5 1/4s, 2018	750,000	747,422	—	—

Multiplan, Inc. bank term loan FRN Ser. B,
4 3/4s, 2017	1,207,875	1,213,009	965,251	969,353

		3,280,930		2,285,221
Homebuilding		—%		—%
Realogy Corp. bank term loan FRN Ser. B,
4.562s, 2016	263,723	247,476	349,587	328,050

		247,476		328,050
Insurance		—%		0.1%
CNO Financial Group, Inc. bank term loan
FRN 7 1/2s, 2016	255,667	257,584	364,000	366,730

		257,584		366,730
Investment banking/Brokerage		0.1%		0.2%
Nuveen Investments, Inc. bank term loan FRN
Ser. B, 5.794s, 2017	517,286	518,415	587,336	588,617

Nuveen Investments, Inc. bank term loan FRN
Ser. B, 3.292s, 2014	442,714	429,363	502,664	487,506

		947,778		1,076,123
Metals		—%		—%
Novelis, Inc. bank term loan FRN Ser. B, 4s, 2016	284,288	286,864	284,288	286,864

		286,864		286,864
Oil and gas		0.1%		—%
MEG Energy Corp. bank term loan FRN Ser. B,
4s, 2018 (Canada)	835,000	841,958	—	—

		841,958		—
Pharmaceuticals		—%		—%
Aptalis Pharma, Inc. bank term loan FRN Ser. B,
5 1/2s, 2017	274,313	273,713	274,313	273,713

		273,713		273,713
Power producers		0.2%		0.1%
New Devlopment Holdings, LLC bank term loan
FRN Ser. B, 4 1/2s, 2018	400,000	403,498	—	—

Texas Competitive Electric Holdings Co., LLC
bank term loan FRN Ser. B3, 3.761s, 2014	920,555	783,852	1,093,159	930,825

		1,187,350		930,825

SENIOR LOANS*[c] cont.	500 Fund 5.8%		700 Fund 5.6%
Principal amount		Value	Principal amount	Value

Publishing		0.1%		0.1%
Cengage Learning Acquisitions, Inc. bank
term loan FRN Ser. B, 2.46s, 2014	$955,052	$918,242	$—	$—

Cenveo Corp. bank term loan FRN Ser. B,
6 1/4s, 2016	—	—	798,000	804,235

		918,242		804,235
Railroads		0.1%		0.1%
Swift Transportation Co., LLC bank
term loan FRN 6s, 2016	943,354	953,181	943,354	953,181

		953,181		953,181
Real estate		0.1%		0.2%
iStar Financial, Inc. bank term loan FRN
Ser. A1, 5s, 2013	953,061	945,317	—	—

iStar Financial, Inc. bank term loan FRN
Ser. A2, 7s, 2014	—	—	1,000,000	1,002,857

		945,317		1,002,857
Restaurants		0.2%		0.1%
Burger King Holdings, Inc. bank term loan
FRN Ser. B, 4 1/2s, 2016	922,688	921,534	922,688	921,534

DineEquity, Inc. bank term loan FRN Ser. B,
4 1/4s, 2017	380,849	384,998	—	—

		1,306,532		921,534
Retail		0.8%		0.8%
Burlington Coat Factory Warehouse Corp.
bank term loan FRN Ser. B, 6 1/4s, 2017 Δ	249,375	248,821	1,246,875	1,244,104

Claire’s Stores, Inc. bank term loan FRN
3.058s, 2014 Δ	1,292,601	1,223,447	1,441,214	1,364,109

General Nutrition Centers, Inc. bank term loan
FRN Ser. B, 4 1/4s, 2018	450,000	451,406	—	—

J. Crew Group, Inc. bank term loan FRN Ser. B,
4 3/4s, 2018	1,000,000	997,850	1,000,000	997,850

Jo-Ann Stores, Inc. bank term loan FRN Ser. B,
4 3/4s, 2018	675,000	674,578	600,000	599,625

NBTY, Inc. bank term loan FRN Ser. B,
4 1/4s, 2017	798,000	802,988	—	—

PETCO Animal Supplies, Inc. bank term loan
FRN 4 1/2s, 2017	990,000	998,044	—	—

Rite Aid Corp. bank term loan FRN
4 1/2s, 2018	971,916	967,866	971,916	967,866

		6,365,000		5,173,554
Semiconductor		0.1%		—%
Edwards, Ltd. bank term loan FRN Ser. B,
5 1/2s, 2016 (United Kingdom)	399,000	399,748	—	—

		399,748		—
Telecommunications		0.2%		0.2%
Intelsat Jackson Holdings, Ltd. bank term loan
FRN Ser. B, 5 1/4s, 2018 (Bermuda)	1,000,000	1,008,906	1,000,000	1,008,906

MetroPCS Wireless, Inc. bank term loan FRN
Ser. B3, 4s, 2018	498,750	499,062	498,750	499,062

		1,507,968		1,507,968

SENIOR LOANS*[c] cont.	500 Fund 5.8%		700 Fund 5.6%
Principal amount		Value	Principal amount	Value

Textiles		0.1%		0.1%
Gymboree Corp. bank term loan FRN
5s, 2018	$498,750	$499,893	$498,750	$499,893

		499,893		499,893
Total senior loans
(cost $44,776,230 and $37,607,830)		$45,418,792		$38,193,717

ASSET-BACKED SECURITIES*	500 Fund 5.7%		700 Fund 5.1%
Principal amount		Value	Principal amount	Vlaue

Accredited Mortgage Loan Trust FRB
Ser. 07-1, Class A3, 0.343s, 2037	$1,346,000	$938,835	$1,495,000	$1,042,763

Ace Securities Corp.
FRB Ser. 06-HE3, Class A2C,
0.363s, 2036	—	—	1,040,666	480,062
FRB Ser. 06-NC3, Class A2B,
0.323s, 2036 F	1,040,000	439,400	—	—

Bombardier Capital Mortgage Securitization
Corp. Ser. 00-A, Class A4, 8.29s, 2030	619,950	440,165	—	—

Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	3,011,045	2,348,615	725,333	565,759
Ser. 00-5, Class A6, 7.96s, 2032	1,269,915	1,122,288	—	—
Ser. 02-1, Class M1F, 7.954s, 2033	305,000	334,051	—	—
Ser. 00-6, Class A5, 7.27s, 2031	2,873,313	3,021,145	3,418,252	3,594,121
Ser. 01-1, Class A5, 6.99s, 2031	1,755,260	1,807,918	2,131,599	2,195,547
Ser. 01-3, Class A4, 6.91s, 2033	1,917,602	1,994,306	2,721,467	2,830,325

Countrywide Asset Backed Certificates
FRB Ser. 07-12, Class 2A2, 0.713s, 2047	—	—	369,000	281,363
FRB Ser. 07-7, Class 2A3, 0.443s, 2047	—	—	2,008,000	983,920
FRB Ser. 07-9, Class 2A3, 0.393s, 2047	2,147,000	949,056	—	—
FRB Ser. 07-3, Class 2A2, 0.383s, 2047	540,000	409,091	—	—
FRB Ser. 07-6, Class 2A2, 0.383s, 2037	—	—	372,000	289,342
FRB Ser. 06-8, Class 2A3, 0.373s, 2046	483,000	284,970	480,000	283,200
FRB Ser. 07-8, Class 2A2, 0.343s, 2037	1,532,000	1,221,770	1,705,000	1,359,738
FRB Ser. 07-1, Class 2A2, 0.313s, 2037	944,000	764,640	1,096,000	887,760

Credit-Based Asset Servicing and Securitization
Ser. 07-CB1, Class AF2, 5.295s, 2037	—	—	1,088,507	571,466

First Franklin Mortgage Loan Asset Backed
Certificates
FRB Ser. 06-FF9, Class 2A3, 0.373s, 2036	—	—	1,300,000	799,500
FRB Ser. 06-FF11, Class 2A3, 0.363s, 2036	955,000	563,450	1,144,000	674,960

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	2,538,449	2,322,681	1,037,381	949,203
Ser. 96-8, Class M1, 7.85s, 2027	457,000	445,585	—	—
FRN Ser. 96-9, Class M1, 7.63s, 2027	1,564,000	1,584,319	635,000	643,250
Ser. 99-5, Class A6, 7 1/2s, 2030	394,892	359,351	460,342	418,911
Ser. 99-4, Class A7, 7.41s, 2031	960,724	883,866	1,189,601	1,094,433
Ser. 99-3, Class A8, 7.06s, 2031	638,000	614,075	414,000	398,475
Ser. 1997-5, Class M1, 6.95s, 2029	2,058,000	2,016,840	927,000	908,460
Ser. 98-3, Class A6, 6.76s, 2030	446,907	472,874	289,442	306,259

ASSET-BACKED SECURITIES* cont.	500 Fund 5.7%		700 Fund 5.1%
Principal amount		Value	Principal amount	Value

Green Tree Financial Corp.
Ser. 99-3, Class A7, 6.74s, 2031	$495,360	$495,360	$300,935	$300,935
Ser. 99-3, Class A9, 6.53s, 2031	—	—	353,259	333,829
Ser. 99-2, Class A7, 6.44s, 2030	378,518	387,775	—	—

GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, 0.463s, 2036	612,724	434,549	637,470	452,100
FRB Ser. 05-11, Class 3A4, 0.463s, 2035	1,027,935	853,186	1,065,135	884,062
FRB Ser. 06-19, Class A3A, 0.453s, 2036	738,364	409,792	1,222,355	678,407
FRB Ser. 06-16, Class A3A, 0.453s, 2036 Δ	—	—	917,085	489,781
FRB Ser. 06-11, Class 2A2, 0.373s, 2036 Δ	3,617,806	1,917,437	5,364,623	2,843,250
FRB Ser. 06-9, Class A3, 0.373s, 2036	795,747	401,852	—	—
FRB Ser. 07-5, Class 2A1A, 0.333s, 2047	156,130	105,632	143,592	97,149
FRB Ser. 06-17, Class A1, 0.273s, 2036	1,589,485	778,847	1,985,656	972,971
FRB Ser. 06-12, Class A1, 0.263s, 2036	—	—	702,610	361,352

GSAMP Trust
FRB Ser. 07-FM1, Class A2D, 0.463s, 2036	747,000	297,680	1,101,000	438,749
FRB Ser. 07-FM1, Class A2C, 0.383s, 2036	910,000	358,085	1,548,000	609,138
FRB Ser. 07-HE2, Class A2A, 0.333s, 2047	52,450	49,591	43,931	41,537

GSMPS Mortgage Loan Trust FRB Ser. 05-14,
Class 2A2, 0.463s, 2035	641,276	455,306	759,446	539,206

HSI Asset Securitization Corp. Trust FRB
Ser. 06-HE1, Class 2A1, 0.263s, 2036	46,618	33,857	42,143	30,606

Lehman XS Trust
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037	605,970	277,231	565,770	258,840
FRB Ser. 06-8, Class 2A1, 0.393s, 2036	846,868	486,949	—	—
FRB Ser. 06-19, Class A2, 0.383s, 2036	4,033,145	2,520,716	1,896,296	1,185,185
FRB Ser. 06-15, Class A4, 0.383s, 2036	896,140	483,916	—	—
FRB Ser. 07-3, Class 1BA1, 0.373s, 2037	2,662,969	1,131,762	—	—

Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1, 3.463s, 2032	1,202,000	1,123,870	315,000	294,525

Merrill Lynch Mortgage Investors Trust FRB
Ser. 07-HE1, Class A2B, 0.383s, 2037	841,498	329,358	1,919,790	751,396

Morgan Stanley Capital, Inc. FRB Ser. 06-WMC2,
Class A2C, 0.363s, 2036	837,249	309,782	658,349	243,589

Morgan Stanley IXIS Real Estate Capital FRB
Ser. 06-2, Class A3, 0.363s, 2036	3,197,181	1,182,957	—	—

Oakwood Mortgage Investors, Inc.
Ser. 01-C, Class A4, 7.405s, 2030	941,755	612,435	619,558	402,906
Ser. 00-D, Class A4, 7.4s, 2030	1,093,844	745,524	442,087	301,310
Ser. 02-B, Class A4, 7.09s, 2032	700,920	716,302	—	—
Ser. 02-A, Class A4, 6.97s, 2032	750,630	751,803	332,715	333,235
Ser. 02-C, Class A1, 5.41s, 2032	335,261	321,851	—	—
Ser. 01-D, Class A2, 5.26s, 2019	922,518	659,600	589,322	421,365
Ser. 02-B, Class A2, 5.19s, 2019	347,912	323,139	267,645	248,586

Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	368,014	356,974	—	—

WAMU Asset-Backed Certificates FRB
Ser. 07-HE1, Class 2A1, 0.263s, 2037	144,268	137,931	131,771	126,031

Total asset-backed securities
(cost $44,046,500 and $34,257,822)		$44,790,340		$35,198,857

COMMODITY LINKED NOTES*	500 Fund 4.3%		700 Fund 4.2%
Principal amount		Value	Principal amount	Value

UBS AG 144A zero %, 2011 (Indexed to the
UBS Bloomberg CMCI Essence Excess
Return) (United Kingdom)	$3,400	$3,534,402	$3,300	$3,430,449

UBS AG 144A zero %, 2011 (Indexed to the
UBS Bloomberg CMCI Essence Excess
Return) (United Kingdom)	3,361	3,522,698	2,874	3,012,268

UBS AG 144A zero %, 2012 (Indexed to the
UBS Bloomberg CMCI Composite USD Total
Return) (United Kingdom)	10,494,000	11,200,288	8,980,000	9,584,390

UBS AG 144A zero %, 2011 (Indexed to the
UBS Bloomberg CMCI Essence Excess
Return) (United Kingdom)	3,600	3,779,212	2,400	2,519,474

UBS AG 144A zero %, 2012 (Indexed to the
UBS Bloomberg CMCI Essence Excess
Return) (United Kingdom)	11,236	11,393,657	10,214	10,357,317

Total commodity linked notes
(cost $32,068,317 and $27,750,978)		$33,430,257		$28,903,898

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS*	500 Fund 11.6%		700 Fund 15.2%
Principal amount		Value	Principal amount	Value

U.S. Government Guaranteed
Mortgage Obligations		1.8%		2.7%
Government National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, May 1, 2041	$6,000,000	$6,258,750	$10,000,000	$10,431,250
4s, with due dates from January 20, 2041 to
February 20, 2041	5,939,550	6,022,612	5,920,565	6,003,360
3 1/2s, TBA, May 1, 2041	2,000,000	1,932,969	2,000,000	1,932,969

		14,214,331		18,367,579
U.S. Government Agency Mortgage
Obligations		9.8%		12.5%
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
3 1/2s, with due dates from January 1, 2041
to January 1, 2041	1,985,128	1,892,074	—	—

Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, April 1, 2041	2,000,000	2,060,156	5,000,000	5,150,391
4 1/2s, TBA, May 1, 2041	60,000,000	61,734,372	71,000,000	73,052,340
4s, TBA, May 1, 2041	5,000,000	4,976,563	—	—
3 1/2s, TBA, May 1, 2041	7,000,000	6,676,797	8,000,000	7,630,625

		77,339,962		85,833,356
Total U.S. government and agency mortgage
obligations (cost $90,653,319 and $103,330,248)		$91,554,293		$104,200,935

U.S. GOVERNMENT AGENCY OBLIGATIONS*	500 Fund 0.1%		700 Fund 0.1%
Principal amount		Value	Principal amount	Value

Goldman Sachs Group, Inc (The) 1 5/8s, FDIC
guaranteed notes, July 15, 2011	$900,000	$902,660	$700,000	$702,069

Total U.S. government agency obligations
(cost $898,241 and $698,558)		$902,660		$702,069

FOREIGN GOVERNMENT BONDS AND NOTES*	500 Fund 1.7%		700 Fund 1.8%
Principal amount		Value	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds
7s, 2017	$325,000	$292,500	$725,000	$652,500

Argentina (Republic of) sr. unsec. bonds
Ser. VII, 7s, 2013	1,405,000	1,424,515	1,305,000	1,323,126

Argentina (Republic of) sr. unsec. unsub.
bonds 7s, 2015	7,915,000	7,447,778	7,210,000	6,784,394

Argentina (Republic of) sr. unsec. unsub.
bonds FRB 0.467s, 2012	2,805,000	672,499	2,610,000	625,748

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021	240,000	244,116	220,000	223,773

Ukraine (Government of ) Financing
of Infrastructural Projects State Enterprise
144A govt. guaranty notes 8 3/8s, 2017	200,000	211,500	150,000	158,625

Ukraine (Government of) sr. unsec. bonds
6.385s, 2012	525,000	540,965	475,000	489,445

Ukraine (Government of) 144A bonds
7 3/4s, 2020	500,000	522,500	450,000	470,250

Ukraine (Government of) 144A sr. unsec.
notes 7.95s, 2021	215,000	224,643	230,000	240,316

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013	1,700,000	1,813,050	1,600,000	1,706,400

Total foreign government bonds and notes
(cost $13,609,026 and $12,791,142)		$13,394,066		$12,674,577

PURCHASED OPTIONS OUTSTANDING*		500 Fund 0.2%		700 Fund 0.2%
		Contract		Contract
		amount/		amount/
	Expiration date/	number of		number of
	strike price	contracts	Value	contracts	Value

SPDR S&P ETF 500
Trust (Put)	Oct-11/$119.00	254,625	$542,351	265,943	$566,459

SPDR S&P ETF 500
Trust (Put)	Aug-11/120.00	216,429	258,351	213,365	254,694

SPDR S&P ETF 500
Trust (Put)	Jul-11/115.00	216,429	89,899	213,365	88,626

SPDR S&P ETF 500
Trust (Put)	Jun-11/112.00	204,880	26,516	200,588	25,960

SPDR S&P ETF 500
Trust (Put)	Sep-11/115.00	242,742	289,375	241,505	287,901

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
3.55% versus the three month
USD-LIBOR-BBA maturing
July 21, 2021.	Jul-11/3.55	$12,908,485	235,580	$13,334,570	243,356

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 3.55%
versus the three month
USD-LIBOR-BBA maturing
July 21, 2021.	Jul-11/3.55	12,908,485	155,805	13,334,570	160,948

PURCHASED OPTIONS OUTSTANDING* cont.		500 Fund 0.2%		700 Fund 0.2%
		Contract		Contract
		amount/		amount/
	Expiration date/	number of		number of
	strike price	contracts	Value	contracts	Value

Option on an interest rate swap
with Barclay’s Bank PLC the right
to pay a fixed rate of 3.96% versus
the three month USD-LIBOR-BBA
maturing June 3, 2021.	Jun-11/3.96	$11,750,500	$1,998	$7,005,500	$1,191

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
1.70175% versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175	12,060,000	35,185	14,580,000	42,537

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
1.578% versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	6,030,000	17,383	7,290,000	21,015

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
1.602% versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	6,030,000	16,245	7,290,000	19,640

Total purchased options outstanding
(cost $4,041,643 and $4,028,930)			$1,668,688		$1,712,327

CONVERTIBLE BONDS AND NOTES*	500 Fund —%		700 Fund —%
Principal amount		Value	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec.
notes 6s, 2015	$105,000	$108,544	$110,000	$113,713

Total convertible bonds and notes
(cost $97,170 and $101,797)		$108,544		$113,713

SHORT-TERM INVESTMENTS*	500 Fund 25.0%		700 Fund 22.1%
Principal amount/			Principal amount/
	shares	Value	shares	Value

Putnam Money Market Liquidity Fund
0.08% [e]	69,215,688	$69,215,688	46,096,349	$46,096,349

SSgA Prime Money Market Fund 0.09% i P	—	—	610,000	610,000

U.S. Treasury Bills for an effective yield of 0.20%,
August 25, 2011 # ##	$—	—	$25,000,000	24,980,425

U.S. Treasury Bills for an effective yield of 0.20%,
September 22, 2011	15,000,000	14,987,700	—	—

U.S. Treasury Bills for effective yields
ranging from 0.20% to 0.25%,
October 20, 2011 # ##	12,300,000	12,288,192	7,500,000	7,492,801

U.S. Treasury Bills for an effective yield of 0.21%,
November 17, 2011 ##	—	—	25,000,000	24,977,775

U.S. Treasury Bills for an effective yield of 0.28%,
December 15, 2011 ##	17,000,000	16,969,859	24,000,000	23,957,448

SHORT-TERM INVESTMENTS* cont.	500 Fund 25.0%		700 Fund 22.1%
Principal amount/			Principal amount/
	shares	Value	shares	Value

U.S. Treasury Bills for effective yields
ranging from 0.20% of 0.24%, March 8, 2012	$15,000,000	$14,968,800	$20,000,000	$19,958,400

U.S. Treasury Bills for an effective yield of
0.11%, October 13, 2011	25,000,000	24,989,750	—	—

U.S. Treasury Bills for an effective yield of
0.23%, May 5, 2011 # ##	27,000,000	26,999,322	3,362,000	3,361,916

U.S. Treasury Bills for an effective yield of
0.27%, June 2, 2011 # ##	16,000,000	15,996,167	—	—

U.S. Treasury Bills for effective yields
ranging from 0.23% to 0.24%, July 28, 2011 #	—	—	402,000	401,960

Total short-term investments
(cost $196,413,114 and $151,833,596)		$196,415,478		$151,837,074

TOTAL INVESTMENTS

Total investments
cost $859,483,162 and $781,629,435)		$888,995,849		$812,011,956

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the funds’ portfolios

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2010 through April 30, 2011 (the reporting period).

* Percentages indicated are based on net assets as follows:

500 Fund	$784,542,615
700 Fund	$685,712,596

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

Δ Forward commitments, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts (Note 1).

P The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets to cover certain derivatives contracts as follows:

500 Fund	$375,918,107
700 Fund	$370,501,530

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $351,932,528) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	5/24/11	$2,686,371	$2,531,723	$154,648

	Brazilian Real	Buy	5/24/11	1,961,619	1,911,849	49,770

	British Pound	Sell	5/24/11	4,194,884	4,046,979	(147,905)

	Canadian Dollar	Sell	5/24/11	2,731,303	2,700,198	(31,105)

	Chilean Peso	Sell	5/24/11	11,398	11,081	(317)

	Czech Koruna	Buy	5/24/11	387,278	381,771	5,507

	Euro	Buy	5/24/11	2,904,642	2,781,711	122,931

	Japanese Yen	Sell	5/24/11	8,246,949	7,964,752	(282,197)

	Mexican Peso	Sell	5/24/11	621,382	613,568	(7,814)

	Norwegian Krone	Buy	5/24/11	1,576,698	1,501,580	75,118

	Singapore Dollar	Buy	5/24/11	1,883,728	1,828,133	55,595

	South African Rand	Buy	5/24/11	1,768,575	1,729,002	39,573

	South Korean Won	Buy	5/24/11	1,585,678	1,559,051	26,627

	Swedish Krona	Buy	5/24/11	921,624	877,768	43,856

	Swiss Franc	Buy	5/24/11	971,827	935,101	36,726

	Taiwan Dollar	Buy	5/24/11	283,684	281,849	1,835

	Turkish Lira	Sell	5/24/11	207,531	205,020	(2,511)

Barclays Bank PLC

	Australian Dollar	Buy	5/24/11	5,825,485	5,485,132	340,353

	Brazilian Real	Buy	5/24/11	1,107,441	1,078,005	29,436

	British Pound	Sell	5/24/11	5,556,760	5,366,923	(189,837)

	Canadian Dollar	Buy	5/24/11	143,808	143,030	778

	Chilean Peso	Buy	5/24/11	495,056	487,497	7,559

	Czech Koruna	Buy	5/24/11	1,467,266	1,448,875	18,391

	Euro	Buy	5/24/11	4,679,635	4,486,727	192,908

	Hungarian Forint	Buy	5/24/11	1,169,829	1,113,727	56,102

	Indian Rupee	Sell	5/24/11	2,346,694	2,326,807	(19,887)

	Japanese Yen	Sell	5/24/11	6,206,343	5,997,329	(209,014)

	Malaysian Ringgit	Buy	5/24/11	868,422	853,621	14,801

	Mexican Peso	Buy	5/24/11	1,420,980	1,381,745	39,235

	New Zealand Dollar	Sell	5/24/11	1,706,038	1,637,661	(68,377)

	Norwegian Krone	Sell	5/24/11	126,506	124,561	(1,945)

	Philippines Peso	Buy	5/24/11	678,550	670,964	7,586

	Polish Zloty	Buy	5/24/11	281,259	262,307	18,952

	Russian Ruble	Buy	5/24/11	1,754,709	1,762,040	(7,331)

	Singapore Dollar	Buy	5/24/11	1,595,006	1,547,784	47,222

	South Korean Won	Buy	5/24/11	2,789,760	2,760,655	29,105

	Swedish Krona	Buy	5/24/11	4,509,097	4,398,480	110,617

	Swiss Franc	Sell	5/24/11	2,244,709	2,101,969	(142,740)

	Taiwan Dollar	Buy	5/24/11	831,520	823,143	8,377

	Thai Baht	Buy	5/24/11	1,332,769	1,319,449	13,320

	Turkish Lira	Buy	5/24/11	520,762	515,045	5,717

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $351,932,528) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Australian Dollar	Buy	5/24/11	$2,744,577	$2,676,519	$68,058

	Brazilian Real	Sell	5/24/11	190,185	184,912	(5,273)

	British Pound	Sell	5/24/11	2,981,692	2,879,079	(102,613)

	Canadian Dollar	Sell	5/24/11	4,246,311	4,139,934	(106,377)

	Chilean Peso	Sell	5/24/11	144,368	140,303	(4,065)

	Czech Koruna	Sell	5/24/11	29,084	27,950	(1,134)

	Euro	Buy	5/24/11	3,215,896	3,083,551	132,345

	Hungarian Forint	Buy	5/24/11	1,195,155	1,138,143	57,012

	Japanese Yen	Sell	5/24/11	4,355,858	4,208,813	(147,045)

	Mexican Peso	Buy	5/24/11	584,722	569,891	14,831

	New Zealand Dollar	Buy	5/24/11	13,912	13,358	554

	Norwegian Krone	Buy	5/24/11	1,379,103	1,314,103	65,000

	Polish Zloty	Sell	5/24/11	866,437	808,267	(58,170)

	Singapore Dollar	Buy	5/24/11	1,752,126	1,700,496	51,630

	South African Rand	Buy	5/24/11	1,665,215	1,626,115	39,100

	South Korean Won	Buy	5/24/11	1,525,914	1,499,348	26,566

	Swedish Krona	Sell	5/24/11	2,071,411	1,973,762	(97,649)

	Swiss Franc	Sell	5/24/11	741,868	694,569	(47,299)

	Taiwan Dollar	Sell	5/24/11	518,489	520,426	1,937

	Turkish Lira	Buy	5/24/11	150,485	148,871	1,614

Credit Suisse AG

	Australian Dollar	Buy	5/24/11	3,368,002	3,264,544	103,458

	Brazilian Real	Sell	5/24/11	33,607	33,503	(104)

	British Pound	Sell	5/24/11	4,626,735	4,492,638	(134,097)

	Canadian Dollar	Sell	5/24/11	3,256,558	3,181,452	(75,106)

	Czech Koruna	Sell	5/24/11	923,246	871,783	(51,463)

	Euro	Sell	5/24/11	830,406	796,667	(33,739)

	Indian Rupee	Sell	5/24/11	1,637,283	1,627,817	(9,466)

	Japanese Yen	Sell	5/24/11	1,124,321	1,070,641	(53,680)

	Malaysian Ringgit	Buy	5/24/11	1,927,389	1,889,097	38,292

	Mexican Peso	Buy	5/24/11	1,722,072	1,684,592	37,480

	Norwegian Krone	Buy	5/24/11	2,604,973	2,480,009	124,964

	Polish Zloty	Buy	5/24/11	332,195	309,701	22,494

	Singapore Dollar	Sell	5/24/11	867,884	840,575	(27,309)

	South African Rand	Buy	5/24/11	1,033,674	1,003,815	29,859

	South Korean Won	Buy	5/24/11	3,011,554	2,958,663	52,891

	Swedish Krona	Sell	5/24/11	1,088,614	1,036,657	(51,957)

	Swiss Franc	Sell	5/24/11	4,245,563	3,973,170	(272,393)

	Taiwan Dollar	Buy	5/24/11	358,540	356,283	2,257

	Turkish Lira	Sell	5/24/11	738,982	738,653	(329)

Deutsche Bank AG

	Australian Dollar	Buy	5/24/11	4,817,371	4,583,889	233,482

	Brazilian Real	Buy	5/24/11	345,109	332,291	12,818

	British Pound	Sell	5/24/11	8,515,063	8,269,957	(245,106)

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $351,932,528) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Canadian Dollar	Buy	5/24/11	$27,156	$27,073	$83

	Chilean Peso	Buy	5/24/11	522,237	508,177	14,060

	Czech Koruna	Sell	5/24/11	711,429	671,832	(39,597)

	Euro	Buy	5/24/11	4,413,312	4,229,284	184,028

	Hungarian Forint	Buy	5/24/11	1,438,677	1,366,257	72,420

	Malaysian Ringgit	Buy	5/24/11	1,046,495	1,026,008	20,487

	Mexican Peso	Buy	5/24/11	857,330	832,981	24,349

	New Zealand Dollar	Sell	5/24/11	277,667	266,813	(10,854)

	Norwegian Krone	Buy	5/24/11	1,535,120	1,459,968	75,152

	Philippines Peso	Buy	5/24/11	675,171	667,177	7,994

	Polish Zloty	Sell	5/24/11	718,418	669,372	(49,046)

	Singapore Dollar	Buy	5/24/11	2,115,360	2,052,016	63,344

	South Korean Won	Buy	5/24/11	2,099,275	2,061,393	37,882

	Swedish Krona	Sell	5/24/11	2,730,024	2,599,192	(130,832)

	Swiss Franc	Sell	5/24/11	4,415,659	4,133,338	(282,321)

	Taiwan Dollar	Sell	5/24/11	291,556	287,674	(3,882)

	Turkish Lira	Sell	5/24/11	501,419	498,176	(3,243)

Goldman Sachs International

	Australian Dollar	Buy	5/24/11	1,312,496	1,237,123	75,373

	British Pound	Sell	5/24/11	4,311,659	4,221,519	(90,140)

	Canadian Dollar	Buy	5/24/11	3,081,367	3,011,981	69,386

	Chilean Peso	Buy	5/24/11	3,302	3,212	90

	Euro	Buy	5/24/11	3,127,962	2,999,714	128,248

	Hungarian Forint	Buy	5/24/11	2,675,382	2,584,911	90,471

	Japanese Yen	Sell	5/24/11	5,435,885	5,227,828	(208,057)

	Norwegian Krone	Sell	5/24/11	22,095	21,034	(1,061)

	Polish Zloty	Sell	5/24/11	905,949	845,794	(60,155)

	South African Rand	Buy	5/24/11	1,746,219	1,708,457	37,762

	Swedish Krona	Buy	5/24/11	904,183	894,107	10,076

	Swiss Franc	Sell	5/24/11	5,182,422	4,848,937	(333,485)

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/24/11	4,296,902	4,101,018	195,884

	British Pound	Sell	5/24/11	4,342,064	4,250,551	(91,513)

	Euro	Buy	5/24/11	4,430,661	4,247,375	183,286

	Indian Rupee	Sell	5/24/11	244,684	242,882	(1,802)

	Japanese Yen	Sell	5/24/11	3,642,725	3,518,119	(124,606)

	Norwegian Krone	Buy	5/24/11	2,583,984	2,459,893	124,091

	Philippines Peso	Buy	5/24/11	675,171	667,932	7,239

	Singapore Dollar	Buy	5/24/11	1,312,827	1,274,010	38,817

	South Korean Won	Buy	5/24/11	4,130,206	4,059,979	70,227

	Swiss Franc	Sell	5/24/11	2,654,027	2,485,173	(168,854)

	Taiwan Dollar	Sell	5/24/11	98	96	(2)

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $351,932,528) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/24/11	$7,294,000	$6,904,780	$389,220

	Brazilian Real	Sell	5/24/11	891,541	888,398	(3,143)

	British Pound	Sell	5/24/11	5,481,583	5,293,330	(188,253)

	Canadian Dollar	Buy	5/24/11	1,723,376	1,718,126	5,250

	Chilean Peso	Buy	5/24/11	812,681	798,480	14,201

	Czech Koruna	Sell	5/24/11	12,102	11,410	(692)

	Euro	Sell	5/24/11	428,845	413,221	(15,624)

	Hungarian Forint	Buy	5/24/11	2,544,341	2,424,004	120,337

	Japanese Yen	Sell	5/24/11	3,560,913	3,412,640	(148,273)

	Malaysian Ringgit	Buy	5/24/11	1,086,674	1,065,118	21,556

	Mexican Peso	Buy	5/24/11	150,607	146,503	4,104

	New Zealand Dollar	Sell	5/24/11	818,604	785,572	(33,032)

	Norwegian Krone	Buy	5/24/11	2,874,781	2,875,128	(347)

	Polish Zloty	Sell	5/24/11	506,418	486,490	(19,928)

	Singapore Dollar	Buy	5/24/11	629,054	610,668	18,386

	South African Rand	Buy	5/24/11	1,006,348	982,886	23,462

	South Korean Won	Buy	5/24/11	1,874,959	1,842,039	32,920

	Swedish Krona	Buy	5/24/11	1,729,489	1,710,384	19,105

	Swiss Franc	Buy	5/24/11	717,204	693,893	23,311

	Taiwan Dollar	Buy	5/24/11	592,964	586,585	6,379

	Thai Baht	Buy	5/24/11	677,014	670,625	6,389

	Turkish Lira	Sell	5/24/11	348,246	344,490	(3,756)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/24/11	2,245,444	2,151,323	94,121

	Brazilian Real	Buy	5/24/11	252,689	246,095	6,594

	British Pound	Sell	5/24/11	7,106,912	6,888,049	(218,863)

	Canadian Dollar	Buy	5/24/11	275,360	274,533	827

	Chilean Peso	Buy	5/24/11	917,291	904,699	12,592

	Czech Koruna	Sell	5/24/11	609,712	575,697	(34,015)

	Euro	Buy	5/24/11	1,454,249	1,393,663	60,586

	Hungarian Forint	Buy	5/24/11	1,442,271	1,371,714	70,557

	Indian Rupee	Sell	5/24/11	1,378,016	1,366,765	(11,251)

	Japanese Yen	Sell	5/24/11	883,029	852,986	(30,043)

	Malaysian Ringgit	Buy	5/24/11	2,381,521	2,334,799	46,722

	Mexican Peso	Buy	5/24/11	1,724,953	1,679,341	45,612

	New Zealand Dollar	Sell	5/24/11	17,956	17,255	(701)

	Norwegian Krone	Buy	5/24/11	2,416,777	2,298,796	117,981

	Polish Zloty	Sell	5/24/11	1,917,012	1,833,904	(83,108)

	Russian Ruble	Buy	5/24/11	877,355	880,373	(3,018)

	Singapore Dollar	Buy	5/24/11	1,205,026	1,169,490	35,536

	South African Rand	Buy	5/24/11	873,186	852,878	20,308

	South Korean Won	Buy	5/24/11	2,221,983	2,183,752	38,231

	Swedish Krona	Sell	5/24/11	557,868	534,758	(23,110)

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $351,932,528) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Swiss Franc	Sell	5/24/11	$4,121,899	$3,954,100	$(167,799)

	Taiwan Dollar	Buy	5/24/11	354,926	352,202	2,724

	Turkish Lira	Sell	5/24/11	842,911	838,525	(4,386)

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/24/11	3,268,657	3,204,981	63,676

	Brazilian Real	Buy	5/24/11	1,843,040	1,792,320	50,720

	British Pound	Sell	5/24/11	7,100,731	6,856,498	(244,233)

	Canadian Dollar	Sell	5/24/11	2,645,293	2,586,047	(59,246)

	Euro	Buy	5/24/11	4,307,880	4,131,171	176,709

	Hungarian Forint	Buy	5/24/11	1,217,075	1,158,485	58,590

	Japanese Yen	Sell	5/24/11	3,540,700	3,420,643	(120,057)

	Malaysian Ringgit	Buy	5/24/11	1,945,759	1,909,922	35,837

	Mexican Peso	Buy	5/24/11	9,642	9,394	248

	Norwegian Krone	Buy	5/24/11	2,016,726	1,921,787	94,939

	Philippines Peso	Buy	5/24/11	675,171	667,993	7,178

	Polish Zloty	Sell	5/24/11	1,157,461	1,117,501	(39,960)

	Singapore Dollar	Buy	5/24/11	544,482	528,417	16,065

	South African Rand	Buy	5/24/11	872,973	854,154	18,819

	Swedish Krona	Sell	5/24/11	1,394,944	1,328,548	(66,396)

	Swiss Franc	Sell	5/24/11	2,912,702	2,850,344	(62,358)

	Taiwan Dollar	Buy	5/24/11	606,997	596,653	10,344

	Thai Baht	Buy	5/24/11	677,014	671,025	5,989

Westpac Banking Corp.

	Australian Dollar	Buy	5/24/11	3,965,496	3,785,879	179,617

	British Pound	Sell	5/24/11	1,374,739	1,327,539	(47,200)

	Canadian Dollar	Buy	5/24/11	2,664,946	2,606,256	58,690

	Euro	Buy	5/24/11	367,010	351,752	15,258

	Japanese Yen	Sell	5/24/11	3,334,756	3,173,234	(161,522)

	New Zealand Dollar	Sell	5/24/11	538,510	519,078	(19,432)

	Norwegian Krone	Sell	5/24/11	31,932	31,388	(544)

	Swedish Krona	Buy	5/24/11	237,215	237,139	76

	Swiss Franc	Sell	5/24/11	1,394,924	1,306,118	(88,806)

Total						$95,902

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Australian Government Treasury Bond
10 yr (Short)	9	$1,029,607	Jun-11	$(1,196)

Canadian Government Bond 10 yr (Short)	44	5,656,113	Jun-11	(33,425)

Euro-Bund 10 yr (Long)	124	22,615,436	Jun-11	327,775

Euro-Dollar 90 day (Short)	230	57,005,500	Jun-12	(58,075)

Euro-Swiss Franc 3 Month (Short)	38	10,928,162	Dec-11	(1,706)

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Swiss Franc 3 Month (Short)	38	$10,883,068	Jun-12	$(4,861)

Euro-Swiss Franc 3 Month (Short)	38	10,845,673	Dec-12	(6,482)

Euro-Swiss Franc 3 Month (Short)	38	10,905,065	Mar-12	(1,127)

Euro-Swiss Franc 3 Month (Short)	38	10,949,059	Sep-11	494

Japanese Government Bond 10 yr
(Short)	3	5,179,364	Jun-11	(11,851)

Japanese Government Bond 10 yr
Mini (Short)	26	4,489,423	Jun-11	(36,186)

NASDAQ 100 Index E-Mini (Long)	229	10,995,435	Jun-11	423,192

Russell 2000 Mini Index (Short)	181	15,636,590	Jun-11	(681,039)

S&P 500 Index E-Mini (Long)	131	8,906,035	Jun-11	304,301

S&P Mid Cap 400 Index E-Mini (Long)	23	2,331,050	Jun-11	30,628

U.K. Gilt 10 yr (Long)	144	28,674,483	Jun-11	579,579

U.S. Treasury Bond 20 yr (Long)	46	5,629,250	Jun-11	103,475

U.S. Treasury Bond 30 yr (Long)	32	4,028,000	Jun-11	49,939

U.S. Treasury Note 5 yr (Long)	21	2,487,844	Jun-11	37,234

U.S. Treasury Note 10 yr (Short)	31	3,755,359	Jun-11	(19,262)

Total				$1,001,407

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $14,627,946) (Unaudited)
	Contract amount/	Expiration date/
	number of contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)	1,356,666	May-11/139.00	$697,419

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	$2,391,100	Apr-12/4.8675	21,042

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	2,391,100	Apr-12/4.8675	228,470

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	3,655

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	322,225

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,474,000	Aug-11/4.49	551,650

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,474,000	Aug-11/4.49	5,438

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $14,627,946) (Unaudited) cont.
	Contract amount/	Expiration date/
number of contracts		strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	$2,136

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	292,075

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	444

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	200,500

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,180,300	Aug-15/4.375	910,859

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,180,300	Aug-15/4.375	481,384

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,180,300	Aug-15/4.46	511,234

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	6,180,300	Aug-15/4.46	859,062

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	3,955,380	Feb-15/5.27	190,274

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,955,380	Feb-15/5.27	322,047

Option on an interest rate swap with Barclays Bank
PLC for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,726,280	Feb-15/5.36	79,012

Option on an interest rate swap with Barclays Bank
PLC for the obligation to pay a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,726,280	Feb-15/5.36	147,787

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	11,974,320	Jan-12/4.72	70,170

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $14,627,946) (Unaudited) cont.
		Contract amount/	Expiration date/
number of contracts			strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.		11,974,320	Jan-12/4.72	$1,083,197

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 17, 2022.		19,957,200	Jan-12/4.80	97,790

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.		19,957,200	Jan-12/4.80	1,927,067

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		8,535,000	Jul-11/4.52	2,048

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		8,535,000	Jul-11/4.52	772,674

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.5475% versus
the three month USD-LIBOR-BBA maturing
July 26, 2021.		4,267,500	Jul-11/4.5475	896

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		4,267,500	Jul-11/4.5475	396,365

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		27,400,500	Sep-15/4.04	993,652

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 11, 2025.		27,400,500	Sep-15/4.04	2,758,792

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.578% versus the six month CHF-LIBOR-BBA
maturing December 24, 2013.	CHF	6,030,000	Dec-11/0.578	873

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.602% versus the six month CHF-LIBOR-BBA
maturing December 22, 2013.	CHF	6,030,000	Dec-11/0.602	1,033

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.70175% versus the six month CHF-LIBOR-BBA
maturing January 23, 2014.	CHF	12,060,000	Jan-12/0.70175	4,397

Total			$13,935,667

TBA SALE COMMITMENTS OUTSTANDING at 4/30/11 (proceeds receivable $65,270,390) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2041	$60,000,000	5-12-11	$61,734,368

FNMA, 4 1/2s, April 1, 2041	2,000,000	4-13-11	2,060,156

FNMA, 3 1/2s, May 1, 2041	2,000,000	5-12-11	1,907,656

Total			$65,702,180

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$40,811,000	$(2,770)	12/6/12	0.79%	3 month USD-
					LIBOR-BBA	$(244,742)

	63,744,300	(38,686)	4/12/13	0.97%	3 month USD-
					LIBOR-BBA	(336,460)

	20,628,600	(46,583)	4/12/41	4.39%	3 month USD-
					LIBOR-BBA	(897,232)

	12,899,400	—	4/26/21	3.465%	3 month USD-
					LIBOR-BBA	(119,619)

	58,370,100	(14,910)	2/7/13	0.881%	3 month USD-
					LIBOR-BBA	(313,753)

	50,998,000	(76,350)	2/7/15	1.891%	3 month USD-
					LIBOR-BBA	(748,833)

AUD	2,140,000	—	4/18/21	6.1%	6 month AUD-
					BBR-BBSW	(25,966)

GBP	6,160,000	—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	(77,821)

GBP	2,760,000	—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	(97,763)

GBP	1,940,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(104,960)

GBP	4,010,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	72,037

Barclays Bank PLC
	$7,538,000	—	3/10/41	3 month USD-
				LIBOR-BBA	4.38%	324,948

	80,039,400	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(1,884,763)

	8,486,600	10,941	3/30/31	3 month USD-
				LIBOR-BBA	4.17%	210,783

	28,714,100	6,643	4/1/13	1%	3 month USD-
					LIBOR-BBA	(153,885)

	15,381,400	51,595	4/26/16	3 month USD-
				LIBOR-BBA	2.24%	128,703

	18,300,000	—	5/4/16	2.17%	3 month USD-
					LIBOR-BBA	(13,725)

AUD	7,310,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	43,834

AUD	5,560,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(27,530)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
AUD	3,410,000	$—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	$(32,277)

EUR	2,470,000	—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	(17,166)

GBP	7,540,000	—	4/6/16	6 month GBP-
				LIBOR-BBA	3.05%	193,896

GBP	2,560,000	—	4/6/31	4.2375%	6 month GBP-
					LIBOR-BBA	(129,225)

GBP	4,000,000	—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	(149,000)

GBP	3,700,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	63,067

GBP	8,630,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(114,740)

GBP	1,420,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	82,459

Citibank, N.A.
	$93,381,800	17,889	7/9/20	3 month USD-
				LIBOR-BBA	3.01%	(902,855)

	6,915,000	(4,201)	2/3/13	0.8%	3 month USD-
					LIBOR-BBA	(29,096)

GBP	7,540,000	—	4/5/16	6 month GBP-
				LIBOR-BBA	3.075%	209,753

GBP	2,560,000	—	4/5/31	4.21075%	6 month GBP-
					LIBOR-BBA	(113,499)

GBP	14,700,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(486,211)

GBP	4,360,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	237,370

GBP	18,380,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	144,266

SEK	10,970,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	54,780

SEK	8,470,000	—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	8,193

SEK	11,840,000	—	4/15/21	3.93%	3 month SEK-
					STIBOR-SIDE	(30,745)

SEK	6,140,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	(7,435)

SEK	10,970,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	5,235

Credit Suisse International
	$19,262,100	(25,672)	3/14/16	3 month USD-
				LIBOR-BBA	2.35%	254,117

	13,375,100	30,661	3/14/41	4.36%	3 month USD-
					LIBOR-BBA	(492,567)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	15,800,000 E	$—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	$(18,328)

	42,241,800	(8,642)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(754,368)

	2,801,500	—	4/15/13	0.93125%	3 month USD-
					LIBOR-BBA	(10,647)

	8,311,100	(10,460)	4/19/41	4.26%	3 month USD-
					LIBOR-BBA	(156,556)

	6,023,000	—	5/4/21	3.377%	3 month USD-
					LIBOR-BBA	—

	6,438,000	—	5/4/21	3.379%	3 month USD-
					LIBOR-BBA	—

CHF	9,010,000	—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	7,800

CHF	2,390,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	21,963

CHF	2,870,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	9,472

CHF	12,320,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	14,544

CHF	3,610,000	—	4/28/16	6 month CHF-
				LIBOR-BBA	1.69%	(6,355)

EUR	1,235,000	—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	3,511

EUR	2,010,000	—	4/19/21	3.691%	6 month EUR-
					EURIBOR-
					REUTERS	(40,723)

GBP	4,420,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(157,418)

GBP	2,450,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	135,203

GBP	1,240,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(52,835)

SEK	6,140,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(9,834)

SEK	18,970,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	20,526

SEK	4,460,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	(4,825)

SEK	10,790,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	8,490

Deutsche Bank AG
	$65,238,300	152,827	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(1,006,702)

	57,281,400	(13,289)	4/13/13	0.98%	3 month USD-
					LIBOR-BBA	(287,245)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
EUR	9,060,000	$—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	$115,749

KRW	2,953,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(1,929)

KRW	2,928,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(1,917)

Goldman Sachs International
	$1,921,700	(473)	10/1/13	0.84%	3 month USD-
					LIBOR-BBA	5,155

	14,512,700 E	—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	(8,853)

	10,248,600	—	4/4/16	3 month USD-
				LIBOR-BBA	2.415%	159,509

	9,413,800	—	4/20/41	3 month USD-
				LIBOR-BBA	4.2525%	151,992

	23,110,000	(101,723)	5/3/21	3.39%	3 month USD-
					LIBOR-BBA	(139,855)

	900,000	—	5/4/41	4.1775%	3 month USD-
					LIBOR-BBA	—

CHF	9,010,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	19,824

EUR	1,235,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	7,547

GBP	2,020,000	—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	(80,917)

KRW	2,830,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(121)

SEK	6,000,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	3,770

SEK	10,790,000	—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	5,473

JPMorgan Chase Bank, N.A.
	$48,476,200	(8,220)	2/16/13	1.04%	3 month USD-
					LIBOR-BBA	(392,647)

	5,322,600	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	173,161

	31,600,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(40,732)

	21,700,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(30,640)

	9,089,300	(2,755)	3/31/16	2.42%	3 month USD-
					LIBOR-BBA	(149,906)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	14,309,300	$26,887	3/31/41	3 month USD-
				LIBOR-BBA	4.28%	$359,166

	47,480,600	2,199	4/27/13	0.83%	3 month USD-
					LIBOR-BBA	(57,522)

	15,300,000	—	5/4/21	3 month USD-
				LIBOR-BBA	3.38%	10,557

CAD	1,460,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	45,383

GBP	1,420,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	78,582

JPY	244,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(49,969)

JPY	447,200,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(49,151)

JPY	445,960,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	20,163

JPY	24,900,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	(2,969)

JPY	33,500,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	5,670

UBS, AG
AUD	2,550,000 E	—	4/11/21	6 month AUD-
				BBR-BBSW	6.65%	31,809

AUD	2,550,000	—	4/12/21	6 month AUD-
				BBR-BBSW	6.61%	28,284

CHF	12,530,000	—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	12,201

CHF	12,530,000	—	4/19/13	6 month CHF-
				LIBOR-BBA	0.9325%	16,646

Total						$(7,559,241)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$11,705,782	$—	1/12/40	5.00% (1 month	Synthetic TRS	$(71,886)
			USD-LIBOR)	Index 5.00%
30 year Fannie Mae
pools

1,267,193	(990)	1/12/39	(5.50%) 1 month	Synthetic TRS	10,808
			USD-LIBOR	Index 5.50%
30 year Fannie Mae
pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A. cont.
$1,275,264	$(598)	1/12/40	5.00% (1 month	Synthetic TRS	$(8,430)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,267,193	(990)	1/12/39	(5.50%) 1 month	Synthetic TRS	10,808
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,275,264	(1,793)	1/12/40	5.00% (1 month	Synthetic TRS	(9,625)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,475,519	8,761	1/12/34	(5.50%) 1 month	Synthetic TRS	1,058
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

245,488	(1,151)	1/12/40	(4.50%) 1 month	Synthetic TRS	1,278
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

246,678	655	1/12/40	5.00% (1 month	Synthetic TRS	(1,131)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

4,041,717	(20,209)	1/12/40	(4.50%) 1 month	Synthetic TRS	19,775
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Barclays Bank PLC
7,747,515	—	1/12/40	5.00% (1 month	Synthetic TRS	(47,578)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,967,951	—	1/12/40	4.50% (1 month	Synthetic TRS	(26,430)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,574,546	—	1/12/40	5.00% (1 month	Synthetic TRS	(21,952)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

432,448	—	1/12/40	5.00% (1 month	Synthetic TRS	(2,656)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

9,457,908	—	1/12/38	(6.50%) 1 month	Synthetic TRS	46,125
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$2,241,419	—	1/12/40	5.00% (1 month	Synthetic TRS	$(13,765)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,978,544	—	1/12/40	4.50% (1 month	Synthetic TRS	(35,430)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,276,041	—	1/12/41	5.00% (1 month	Synthetic TRS	(17,895)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,180,000	—	4/7/16	(2.63%)	USA Non Revised	5,441
				Consumer Price
				Index - Urban
				(CPI-U)

1,267,193	(1,782)	1/12/39	(5.50%) 1 month	Synthetic TRS	10,016
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,267,193	(1,782)	1/12/39	(5.50%) 1 month	Synthetic TRS	10,016
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,275,264	(996)	1/12/40	5.00% (1 month	Synthetic TRS	(8,828)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,043,850	(4,280)	1/12/39	(5.50%) 1 month	Synthetic TRS	24,059
			USD-LIBOR	Index 5.50%
				year Fannie Mae
				30 pools

3,053,872	(1,909)	1/12/40	4.50% (1 month	Synthetic TRS	(29,104)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

509,017	(477)	1/12/39	(5.50%) 1 month	Synthetic TRS	4,262
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

868,311	271	1/12/41	(5.00%) 1 month	Synthetic TRS	7,218
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

860,327	(807)	1/12/40	5.00% (1 month	Synthetic TRS	(6,209)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
15,240,569	$(38,101)	1/12/38	(6.50%) 1 month	Synthetic MBX	$(87,827)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

8,918,307	(37,624)	1/12/40	4.00% (1 month	Synthetic MBX	159,443
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

7,574,790	34,915	1/12/34	(5.50%) 1 month	Synthetic TRS	3,400
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

2,887,046	18,044	1/12/40	5.00% (1 month	Synthetic TRS	(2,462)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

14,212,152	—	1/12/40	5.00% (1 month	Synthetic TRS	(87,278)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

8,552,264	—	1/12/40	5.00% (1 month	Synthetic TRS	(52,520)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,268,412	—	1/12/40	5.00% (1 month	Synthetic TRS	(7,789)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

668,546	—	1/12/40	4.50% (1 month	Synthetic TRS	(5,954)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

6,121,656	(33,478)	1/12/40	(4.50%) 1 month	Synthetic TRS	27,082
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

11,868,533	(152,993)	1/12/40	4.50% (1 month	Synthetic MBX	59,892
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

9,537,736	(156,478)	1/12/41	4.50% (1 month	Synthetic MBX	—
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

10,366,964	(170,083)	1/12/40	4.50% (1 month	Synthetic MBX	—
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	10,086,014	$—	1/12/38	(6.50%) 1 month	Synthetic TRS	$49,188
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	9,204,202	—	1/12/39	5.50% (1 month	Synthetic TRS	(85,693)
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	670,815	—	1/12/39	5.50% (1 month	Synthetic TRS	(6,245)
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	10,086,014	—	1/12/38	(6.50%) 1 month	Synthetic TRS	49,188
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
	177,769	—	9/9/11	3 month USD-	Research in	2,648,805
				LIBOR-BBA	Motion Limited

	1,233,318	(964)	1/12/39	(5.50%) 1 month	Synthetic TRS	10,519
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	1,287,994	(1,610)	1/12/40	4.50% (1 month	Synthetic TRS	(13,080)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	9,948,583	35,753	1/12/40	5.00% (1 month	Synthetic TRS	(36,274)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,539	—	2/22/12	(1 month USD-	MSCI Daily Total	(66,135)
				LIBOR-BBA	Return Net Brazil
				plus 0.45%)	USD Index

	4,349	—	2/22/12	(1 month USD-	MSCI Daily Total	(63,385)
				LIBOR-BBA plus	Return Net Brazil
				0.50%)	USD Index

	1,212	—	2/22/12	(1 month USD-	MSCI Daily Total	(17,785)
				IBOR-BBA plus	Return Net Brazil
				0.50%)	USD Index

basket	274,611	—	3/12/12	3 month USD-	A basket	(605,262)
				LIBOR-BBA	(CGPUTSB4)
				minus 0.50%	of common stocks

basket	149,376	—	3/28/12	(3 month USD-	A basket	431,819
				LIBOR-BBA)	(CGPUTNAT)
					of common stocks

basket	666	—	4/11/12	(3 month USD-	A basket	1,874,578
				LIBOR-BBA	(CGPUTQL1)
				plus 0.10%)	of common stocks

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
basket	$269,726	—	3/7/12	(3 month USD-	A basket	$927,680
				LIBOR-BBA)	(CGPUTLB5)
					of common stocks

GBP	2,420,000		5/18/13	(3.38%)	GBP Non-revised	105,000
					UK Retail Price
					Index

units	14,852	—	4/11/12	3 month USD-	Russell 2000	(1,530,322)
				LIBOR-BBA	Total Return Index
				minus 0.05%

Credit Suisse International
	$3,787,395	(34,323)	1/12/34	5.50% (1 month	Synthetic TRS	(14,552)
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	1,275,264	(2,590)	1/12/40	5.00% (1 month	Synthetic TRS	(10,422)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,267,193	198	1/12/39	(5.50%) 1 month	Synthetic TRS	11,996
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	244,670	(1,223)	1/12/40	(4.50%) 1 month	Synthetic TRS	1,227
				USD-LIBOR	Index 4.50%
					30 year Fannie Mae
					pools

	243,958	1,029	1/12/41	5.00% (1 month	Synthetic TRS	(1,190)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Deutsche Bank AG
	3,423,519	8,559	1/12/34	(5.00%) 1 month	Synthetic TRS	14,061
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	3,787,395	(31,956)	1/12/34	5.50% (1 month	Synthetic TRS	(12,185)
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

Goldman Sachs International
	1,210,000	—	7/28/11	(0.685%)	USA Non Revised	31,810
					Consumer Price
					Index - Urban
					(CPI-U)

	1,210,000	—	7/29/11	(0.76%)	USA Non Revised	31,016
					Consumer Price
					Index - Urban
					(CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	1,210,000	$—	7/30/11	(0.73%)	USA Non Revised	$31,493
					Consumer Price
					Index - Urban
					(CPI-U)

	1,240,000	—	3/1/16	2.47%	USA Non Revised	(15,112)
					Consumer Price
					Index - Urban
					(CPI-U)

	930,000	—	3/3/16	2.45%	USA Non Revised	(12,164)
					Consumer Price
					Index - Urban
					(CPI-U)

	1,261,560	—	1/12/40	5.00% (1 month	Synthetic TRS	(7,747)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	3,423,519	(10,699)	1/12/34	5.00% (1 month	Synthetic TRS	(16,201)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,475,519	(5,764)	1/12/34	5.50% (1 month	Synthetic TRS	1,939
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	920,420	(1,294)	1/12/39	(5.50%) 1 month	Synthetic TRS	7,415
				USD-LIBOR	Index 5.50%
					year Fannie Mae
					30 pools

	3,061,731	3,349	1/12/40	(5.00%) 1 month	Synthetic TRS	22,573
				USD-LIBOR	Index 5.00%
					year Fannie Mae
					30 pools

	2,167,556	—	1/12/39	5.50% (1 month	Synthetic TRS	(20,180)
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

basket	428,341	—	3/12/12	(1 month USD-	A basket	1,692,582
				LIBOR-BBA	(GSCBPCSL)
				plus 30 bps)	of common stocks

basket	482,289	—	3/12/12	1 month USD-	A basket	(1,842,958)
				LIBOR-BBA	(GSCBPINS)
				minus 10 bps	of common stocks

UBS, AG
basket	135,484	—	2/28/12	(3 month USD-	iShares MSCI	575,203
				LIBOR-BBA	Emerging Markets
				minus 0.25%)	Index

Total						$3,997,132

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX NA IG Series
16 Version 1 Index	BBB+	$(144,713)	$62,200,000	6/20/16	100 bp	$293,245

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(3,383)	380,000	12/20/19	(100 bp)	31,282

JPMorgan Chase Bank, N.A.
Belgium Government
International Bond,
4 1/4%, 9/28/14	—	(523,658)	17,720,000	3/20/16	(100 bp)	(210,527)

Total						$114,000

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2011.

700 Fund

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $399,428,348) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	5/24/11	$2,341,069	$2,243,711	$97,358

	Brazilian Real	Buy	5/24/11	1,628,286	1,586,973	41,313

	British Pound	Sell	5/24/11	4,593,490	4,431,530	(161,960)

	Canadian Dollar	Sell	5/24/11	3,201,402	3,164,943	(36,459)

	Chilean Peso	Sell	5/24/11	9,660	9,392	(268)

	Czech Koruna	Buy	5/24/11	312,853	308,404	4,449

	Euro	Buy	5/24/11	3,243,477	3,106,207	137,270

	Japanese Yen	Sell	5/24/11	9,565,343	9,238,034	(327,309)

	Mexican Peso	Buy	5/24/11	227,303	221,424	5,879

	Norwegian Krone	Buy	5/24/11	2,045,874	1,948,402	97,472

	Singapore Dollar	Buy	5/24/11	2,206,720	2,141,593	65,127

	South African Rand	Buy	5/24/11	2,048,517	2,002,666	45,851

	South Korean Won	Buy	5/24/11	2,477,958	2,435,261	42,697

	Swedish Krona	Buy	5/24/11	896,640	853,974	42,666

	Swiss Franc	Buy	5/24/11	1,643,294	1,581,193	62,101

	Taiwan Dollar	Buy	5/24/11	283,726	281,891	1,835

	Turkish Lira	Sell	5/24/11	50,293	49,684	(609)

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $399,428,348) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	Australian Dollar	Buy	5/24/11	$6,974,739	$6,567,601	$407,138

	Brazilian Real	Buy	5/24/11	1,280,504	1,246,468	34,036

	British Pound	Sell	5/24/11	6,151,828	5,941,663	(210,165)

	Canadian Dollar	Buy	5/24/11	228,445	227,208	1,237

	Chilean Peso	Buy	5/24/11	668,223	658,020	10,203

	Czech Koruna	Buy	5/24/11	1,580,361	1,561,118	19,243

	Euro	Buy	5/24/11	5,014,170	4,807,472	206,698

	Hungarian Forint	Buy	5/24/11	1,278,685	1,217,363	61,322

	Indian Rupee	Sell	5/24/11	2,746,368	2,723,093	(23,275)

	Japanese Yen	Sell	5/24/11	5,820,216	5,624,206	(196,010)

	Malaysian Ringgit	Buy	5/24/11	1,017,204	999,867	17,337

	Mexican Peso	Buy	5/24/11	1,753,907	1,705,585	48,322

	New Zealand Dollar	Sell	5/24/11	1,903,551	1,827,257	(76,294)

	Norwegian Krone	Sell	5/24/11	441,553	434,763	(6,790)

	Philippines Peso	Buy	5/24/11	766,263	757,697	8,566

	Polish Zloty	Sell	5/24/11	378,041	363,166	(14,875)

	Russian Ruble	Buy	5/24/11	2,049,137	2,057,698	(8,561)

	Singapore Dollar	Buy	5/24/11	1,869,087	1,813,752	55,335

	South Korean Won	Buy	5/24/11	3,457,140	3,415,963	41,177

	Swedish Krona	Buy	5/24/11	1,934,708	1,911,190	23,518

	Swiss Franc	Sell	5/24/11	2,479,879	2,322,054	(157,825)

	Taiwan Dollar	Buy	5/24/11	941,873	932,384	9,489

	Thai Baht	Buy	5/24/11	1,501,734	1,486,725	15,009

	Turkish Lira	Buy	5/24/11	534,467	528,599	5,868

Citibank, N.A.

	Australian Dollar	Buy	5/24/11	3,249,510	3,168,931	80,579

	Brazilian Real	Buy	5/24/11	89,810	87,320	2,490

	British Pound	Sell	5/24/11	4,444,472	4,291,518	(152,954)

	Canadian Dollar	Sell	5/24/11	4,687,985	4,569,715	(118,270)

	Chilean Peso	Sell	5/24/11	173,266	168,387	(4,879)

	Czech Koruna	Sell	5/24/11	316,737	304,388	(12,349)

	Euro	Buy	5/24/11	2,976,116	2,853,639	122,477

	Hungarian Forint	Buy	5/24/11	1,480,089	1,409,484	70,605

	Japanese Yen	Sell	5/24/11	3,001,245	2,899,929	(101,316)

	Mexican Peso	Buy	5/24/11	758,702	739,458	19,244

	New Zealand Dollar	Buy	5/24/11	11,404	10,950	454

	Norwegian Krone	Buy	5/24/11	1,789,487	1,705,143	84,344

	Polish Zloty	Sell	5/24/11	872,582	814,000	(58,582)

	Singapore Dollar	Buy	5/24/11	1,750,899	1,699,305	51,594

	South African Rand	Buy	5/24/11	2,294,173	2,228,470	65,703

	South Korean Won	Buy	5/24/11	1,918,822	1,887,993	30,829

	Swedish Krona	Buy	5/24/11	817,746	779,196	38,550

	Swiss Franc	Sell	5/24/11	2,616,743	2,457,641	(159,102)

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $399,428,348) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Taiwan Dollar	Sell	5/24/11	$526,993	$528,962	$1,969

	Turkish Lira	Buy	5/24/11	204,581	202,387	2,194

Credit Suisse AG

	Australian Dollar	Buy	5/24/11	4,633,122	4,472,292	160,830

	Brazilian Real	Sell	5/24/11	78,289	78,046	(243)

	British Pound	Sell	5/24/11	7,947,727	7,702,346	(245,381)

	Canadian Dollar	Sell	5/24/11	1,203,194	1,175,444	(27,750)

	Czech Koruna	Sell	5/24/11	555,736	526,760	(28,976)

	Euro	Buy	5/24/11	1,089,760	1,053,575	36,185

	Indian Rupee	Sell	5/24/11	1,897,756	1,886,760	(10,996)

	Japanese Yen	Sell	5/24/11	1,906,203	1,815,192	(91,011)

	Malaysian Ringgit	Buy	5/24/11	2,225,256	2,181,040	44,216

	Mexican Peso	Buy	5/24/11	1,987,754	1,944,606	43,148

	Norwegian Krone	Buy	5/24/11	2,990,345	2,846,894	143,451

	Polish Zloty	Buy	5/24/11	387,316	361,090	26,226

	Singapore Dollar	Sell	5/24/11	1,000,549	969,066	(31,483)

	South African Rand	Buy	5/24/11	753,063	736,632	16,431

	South Korean Won	Buy	5/24/11	3,334,313	3,275,802	58,511

	Swedish Krona	Sell	5/24/11	982,929	936,016	(46,913)

	Swiss Franc	Sell	5/24/11	5,121,748	4,793,139	(328,609)

	Taiwan Dollar	Buy	5/24/11	508,497	505,296	3,201

	Turkish Lira	Sell	5/24/11	829,010	828,642	(368)

Deutsche Bank AG

	Australian Dollar	Buy	5/24/11	4,610,256	4,397,662	212,594

	Brazilian Real	Buy	5/24/11	220,864	214,927	5,937

	British Pound	Sell	5/24/11	9,812,120	9,530,493	(281,627)

	Canadian Dollar	Buy	5/24/11	21,767	21,700	67

	Chilean Peso	Buy	5/24/11	562,163	547,028	15,135

	Czech Koruna	Sell	5/24/11	591,000	558,106	(32,894)

	Euro	Buy	5/24/11	10,004,614	9,587,439	417,175

	Hungarian Forint	Buy	5/24/11	1,627,750	1,545,812	81,938

	Malaysian Ringgit	Buy	5/24/11	1,199,018	1,175,545	23,473

	Mexican Peso	Buy	5/24/11	461,203	448,104	13,099

	New Zealand Dollar	Sell	5/24/11	370,519	356,035	(14,484)

	Norwegian Krone	Buy	5/24/11	1,953,568	1,857,930	95,638

	Philippines Peso	Buy	5/24/11	760,768	751,760	9,008

	Polish Zloty	Sell	5/24/11	920,200	857,379	(62,821)

	Singapore Dollar	Buy	5/24/11	2,551,060	2,474,670	76,390

	South Korean Won	Buy	5/24/11	2,924,332	2,871,169	53,163

	Swedish Krona	Sell	5/24/11	3,148,619	2,997,727	(150,892)

	Swiss Franc	Sell	5/24/11	1,952,223	1,827,405	(124,818)

	Taiwan Dollar	Sell	5/24/11	338,836	334,325	(4,511)

	Turkish Lira	Sell	5/24/11	814,847	809,577	(5,270)

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $399,428,348) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International

	Australian Dollar	Buy	5/24/11	$1,737,120	$1,637,363	$99,757

	British Pound	Sell	5/24/11	4,756,040	4,660,422	(95,618)

	Canadian Dollar	Buy	5/24/11	254,861	249,122	5,739

	Chilean Peso	Buy	5/24/11	17,746	17,261	485

	Euro	Buy	5/24/11	3,671,878	3,521,330	150,548

	Hungarian Forint	Buy	5/24/11	3,195,267	3,086,283	108,984

	Japanese Yen	Sell	5/24/11	4,767,686	4,578,059	(189,627)

	Norwegian Krone	Sell	5/24/11	24,687	23,503	(1,184)

	Polish Zloty	Sell	5/24/11	782,662	730,693	(51,969)

	South African Rand	Buy	5/24/11	2,154,506	2,107,834	46,672

	Swedish Krona	Buy	5/24/11	948,812	938,238	10,574

	Swiss Franc	Sell	5/24/11	4,291,532	4,014,807	(276,725)

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/24/11	5,260,157	5,017,542	242,615

	British Pound	Sell	5/24/11	4,770,741	4,674,308	(96,433)

	Euro	Buy	5/24/11	5,295,618	5,076,550	219,068

	Indian Rupee	Sell	5/24/11	294,835	292,663	(2,172)

	Japanese Yen	Sell	5/24/11	4,353,173	4,204,265	(148,908)

	Norwegian Krone	Buy	5/24/11	2,557,524	2,434,703	122,821

	Philippines Peso	Buy	5/24/11	760,768	752,611	8,157

	Singapore Dollar	Buy	5/24/11	1,424,308	1,382,195	42,113

	South Korean Won	Buy	5/24/11	3,995,218	3,928,808	66,410

	Swiss Franc	Sell	5/24/11	3,037,061	2,843,838	(193,223)

	Taiwan Dollar	Sell	5/24/11	18,789	18,513	(276)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/24/11	10,533,444	9,962,969	570,475

	Brazilian Real	Sell	5/24/11	538,731	536,783	(1,948)

	British Pound	Sell	5/24/11	7,089,037	6,845,580	(243,457)

	Canadian Dollar	Sell	5/24/11	587,808	574,702	(13,106)

	Chilean Peso	Buy	5/24/11	952,317	935,675	16,642

	Czech Koruna	Buy	5/24/11	185,489	174,877	10,612

	Euro	Sell	5/24/11	452,720	436,225	(16,495)

	Hungarian Forint	Buy	5/24/11	2,927,262	2,788,814	138,448

	Japanese Yen	Sell	5/24/11	3,514,284	3,381,301	(132,983)

	Malaysian Ringgit	Buy	5/24/11	1,589,579	1,558,048	31,531

	Mexican Peso	Buy	5/24/11	127,330	123,860	3,470

	New Zealand Dollar	Sell	5/24/11	875,221	839,904	(35,317)

	Norwegian Krone	Buy	5/24/11	5,167,148	5,093,122	74,026

	Polish Zloty	Sell	5/24/11	140,630	131,255	(9,375)

	Singapore Dollar	Buy	5/24/11	975,357	946,849	28,508

	South African Rand	Buy	5/24/11	976,348	953,585	22,763

	South Korean Won	Buy	5/24/11	1,894,688	1,861,399	33,289

	Swedish Krona	Buy	5/24/11	2,402,126	2,375,591	26,535

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $399,428,348) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Swiss Franc	Sell	5/24/11	$1,553,789	$1,454,571	$(99,218)

	Taiwan Dollar	Buy	5/24/11	612,927	606,333	6,594

	Thai Baht	Buy	5/24/11	764,530	757,316	7,214

	Turkish Lira	Sell	5/24/11	525,680	520,010	(5,670)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/24/11	1,746,311	1,673,112	73,199

	Brazilian Real	Buy	5/24/11	303,100	295,190	7,910

	British Pound	Sell	5/24/11	4,635,756	4,506,727	(129,029)

	Canadian Dollar	Buy	5/24/11	3,571,225	3,557,516	13,709

	Chilean Peso	Buy	5/24/11	1,080,550	1,065,619	14,931

	Czech Koruna	Sell	5/24/11	656,765	620,125	(36,640)

	Euro	Buy	5/24/11	1,420,884	1,361,688	59,196

	Hungarian Forint	Buy	5/24/11	1,623,603	1,544,174	79,429

	Indian Rupee	Sell	5/24/11	1,583,678	1,570,748	(12,930)

	Japanese Yen	Sell	5/24/11	4,421,381	4,243,472	(177,909)

	Malaysian Ringgit	Buy	5/24/11	2,225,222	2,181,822	43,400

	Mexican Peso	Buy	5/24/11	1,987,294	1,934,744	52,550

	New Zealand Dollar	Sell	5/24/11	5,096	4,897	(199)

	Norwegian Krone	Buy	5/24/11	2,207,115	2,099,369	107,746

	Polish Zloty	Sell	5/24/11	2,131,802	2,041,951	(89,851)

	Russian Ruble	Buy	5/24/11	1,024,567	1,028,091	(3,524)

	Singapore Dollar	Buy	5/24/11	1,269,559	1,232,120	37,439

	South African Rand	Buy	5/24/11	1,135,681	1,109,269	26,412

	South Korean Won	Buy	5/24/11	2,491,601	2,447,431	44,170

	Swedish Krona	Sell	5/24/11	1,010,432	968,575	(41,857)

	Swiss Franc	Sell	5/24/11	4,623,155	4,439,501	(183,654)

	Taiwan Dollar	Buy	5/24/11	349,918	347,233	2,685

	Turkish Lira	Sell	5/24/11	1,008,608	1,003,359	(5,249)

State Street Bank and Trust Co.

	Australian Dollar	Buy	5/24/11	3,029,922	2,902,689	127,233

	Brazilian Real	Buy	5/24/11	1,850,232	1,799,314	50,918

	British Pound	Sell	5/24/11	7,849,328	7,579,332	(269,996)

	Canadian Dollar	Sell	5/24/11	3,013,109	2,945,624	(67,485)

	Euro	Buy	5/24/11	1,916,310	1,837,704	78,606

	Hungarian Forint	Buy	5/24/11	1,544,751	1,470,387	74,364

	Japanese Yen	Sell	5/24/11	4,142,652	4,002,184	(140,468)

	Malaysian Ringgit	Buy	5/24/11	2,271,535	2,229,709	41,826

	Mexican Peso	Sell	5/24/11	70,751	69,862	(889)

	Norwegian Krone	Buy	5/24/11	2,750,429	2,620,951	129,478

	Philippines Peso	Buy	5/24/11	760,768	752,680	8,088

	Polish Zloty	Sell	5/24/11	1,568,718	1,507,499	(61,219)

	Singapore Dollar	Buy	5/24/11	632,408	613,748	18,660

	South African Rand	Buy	5/24/11	1,003,400	981,769	21,631

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $399,428,348) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Swedish Krona	Sell	5/24/11	$1,756,378	$1,672,780	$(83,598)

	Swiss Franc	Sell	5/24/11	6,472,324	6,291,601	(180,723)

	Taiwan Dollar	Buy	5/24/11	653,715	642,575	11,140

	Thai Baht	Buy	5/24/11	764,534	757,771	6,763

Westpac Banking Corp.

	Australian Dollar	Buy	5/24/11	3,928,406	3,760,742	167,664

	British Pound	Sell	5/24/11	1,754,801	1,694,553	(60,248)

	Canadian Dollar	Buy	5/24/11	2,691,362	2,632,090	59,272

	Euro	Sell	5/24/11	383,470	366,912	(16,558)

	Japanese Yen	Sell	5/24/11	5,951,369	5,693,408	(257,961)

	New Zealand Dollar	Sell	5/24/11	1,073,462	1,034,615	(38,847)

	Norwegian Krone	Sell	5/24/11	93,850	92,252	(1,598)

	Swedish Krona	Buy	5/24/11	693,742	693,518	224

	Swiss Franc	Sell	5/24/11	1,771,937	1,659,225	(112,712)

Total						$264,310

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)
Australian Government Treasury Bond
10 yr (Short)	9	$1,029,607	Jun-11	$(1,319)

Canadian Government Bond 10 yr (Short)	54	6,941,593	Jun-11	(39,603)

Euro-Bund 10 yr (Long)	152	27,722,147	Jun-11	405,746

Euro-Dollar 90 day (Short)	281	69,645,850	Jun-12	(70,952)

Euro-Swiss Franc 3 Month (Short)	47	13,516,411	Dec-11	(2,029)

Euro-Swiss Franc 3 Month (Short)	47	13,460,637	Jun-12	(6,053)

Euro-Swiss Franc 3 Month (Short)	47	13,414,385	Dec-12	(7,818)

Euro-Swiss Franc 3 Month (Short)	47	13,487,844	Mar-12	(1,306)

Euro-Swiss Franc 3 Month (Short)	47	13,542,258	Sep-11	488

Japanese Government Bond 10 yr (Short)	7	12,085,182	Jun-11	(29,501)

NASDAQ 100 Index E-Mini (Long)	265	12,723,975	Jun-11	489,720

Russell 2000 Mini Index (Short)	235	20,301,650	Jun-11	(884,117)

S&P 500 Index E-Mini (Long)	209	14,208,865	Jun-11	472,120

S&P Mid Cap 400 Index E-Mini (Long)	18	1,824,300	Jun-11	23,970

U.K. Gilt 10 yr (Long)	177	35,245,719	Jun-11	706,165

U.S. Treasury Bond 20 yr (Long)	60	7,342,500	Jun-11	197,925

U.S. Treasury Bond 30 yr (Long)	28	3,524,500	Jun-11	43,697

U.S. Treasury Note 5 yr (Long)	20	2,369,375	Jun-11	35,446

U.S. Treasury Note 10 yr (Long)	7	847,984	Jun-11	533

U.S. Treasury Note 10 yr (Short)	24	2,907,375	Jun-11	(19,421)

Total				$1,313,691

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $16,020,606) (Unaudited)
	Contract amount/	Expiration date/
	number of contracts	strike price	Value

SPDR S&P 500 ETF Trust (Call)	1,356,309	May-11/139.00	$697,235

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	$4,527,700	Apr-12/4.8675	39,844

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA
maturing April 12, 2022.	4,527,700	Apr-12/4.8675	432,622

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	4,696

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	414,026

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,924,000	Aug-11/4.49	589,994

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.49% versus
the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,924,000	Aug-11/4.49	5,816

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	2,285

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	312,376

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.70	394

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.70	177,841

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,636,700	Aug-15/4.375	978,123

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	6,636,700	Aug-15/4.375	516,933

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	6,636,700	Aug-15/4.46	548,988

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $16,020,606) (Unaudited) cont.
	Contract amount/	Expiration date/
number of contracts		strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	6,636,700	Aug-15/4.46	$922,501

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	5,007,860	Feb-15/5.27	240,903

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,007,860	Feb-15/5.27	407,740

Option on an interest rate swap with Barclays Bank PLC
for the obligation to receive a fixed rate of 5.36%
versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	2,461,160	Feb-15/5.36	112,647

Option on an interest rate swap with Barclays Bank PLC
for the obligation to pay a fixed rate of 5.36% versus
the three month USD-LIBOR-BBA maturing
February 13, 2025.	2,461,160	Feb-15/5.36	210,700

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	87,380

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.72%
versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	1,348,878

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.80% versus the three month USD-LIBOR-BBA
maturing January 17, 2022.	24,852,200	Jan-12/4.80	121,776

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	2,399,728

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	1,635

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	616,871

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.5475%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,407,000	Jul-11/4.5475	715

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	316,442

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $16,020,606) (Unaudited) cont.
		Contract amount/	Expiration date/
		number of contracts	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		26,918,400	Sep-15/4.04	$976,169

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.04% versus the three month USD-LIBOR-BBA
maturing September 11, 2025.		26,918,400	Sep-15/4.04	2,710,252

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA
maturing December 24, 2013.	CHF	7,290,000	Dec-11/0.578	1,055

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA
maturing December 22, 2013.	CHF	7,290,000	Dec-11/0.602	1,249

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.70175% versus the six month CHF-LIBOR-BBA
maturing January 23, 2014.	CHF	14,580,000	Jan-12/0.70175	5,450

Total			$15,203,264

TBA SALE COMMITMENTS OUTSTANDING at 4/30/11 (proceeds receivable $79,655,742) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2041	$71,000,000	5-12-11	$73,052,340

FNMA, 4 1/2s, April 1, 2041	5,000,000	4-13-11	5,150,391

FNMA, 3 1/2s, May 1, 2041	2,000,000	5-12-11	1,907,655

Total			$80,110,386

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$33,340,800	$(2,263)	12/6/12	0.79%	3 month USD-
					LIBOR-BBA	$(199,944)

	53,197,100	(32,285)	4/12/13	0.97%	3 month USD-
					LIBOR-BBA	(280,789)

	17,178,500	(38,792)	4/12/41	4.39%	3 month USD-
					LIBOR-BBA	(747,171)

	30,261,600	91,818	4/20/21	3.5%	3 month USD-
					LIBOR-BBA	(302,967)

	53,775,700	(13,737)	2/7/13	0.881%	3 month USD-
					LIBOR-BBA	(289,057)

AUD	2,630,000	—	4/18/21	6.1%	6 month AUD-
					BBR-BBSW	(31,911)

GBP	7,450,000	—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	(94,118)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
GBP	3,330,000	$—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	$(117,954)

GBP	2,350,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(127,142)

GBP	4,840,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	86,947

Barclays Bank PLC
	$8,020,400	—	3/10/41	3 month USD-
				LIBOR-BBA	4.38%	345,743

	95,209,100	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(2,241,979)

	8,300,000	10,700	3/30/31	3 month USD-
				LIBOR-BBA	4.17%	206,148

	37,788,600	8,743	4/1/13	1%	3 month USD-
					LIBOR-BBA	(202,518)

	21,732,600	72,899	4/26/16	3 month USD-
				LIBOR-BBA	2.24%	181,847

	21,100,000	—	5/4/16	2.17%	3 month USD-
					LIBOR-BBA	(15,825)

AUD	8,930,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	53,548

AUD	6,790,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(33,620)

AUD	4,180,000	—	4/21/21	6.0675%	6 month AUD-
					BBR-BBSW	(39,565)

EUR	3,000,000	—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	(20,850)

GBP	9,120,000	—	4/6/16	6 month GBP-
				LIBOR-BBA	3.05%	234,526

GBP	3,100,000	—	4/6/31	4.2375%	6 month GBP-
					LIBOR-BBA	(156,484)

GBP	4,980,000	—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	(185,505)

GBP	4,470,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	76,192

GBP	10,430,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(138,672)

GBP	1,710,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	99,299

Citibank, N.A.
	$60,664,200	11,622	7/9/20	3 month USD-
				LIBOR-BBA	3.01%	(586,527)

	5,387,200	(3,273)	2/3/13	0.8%	3 month USD-
					LIBOR-BBA	(22,668)

GBP	9,120,000	—	4/5/16	6 month GBP-
				LIBOR-BBA	3.075%	253,706

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
GBP	3,100,000	$—	4/5/31	4.21075%	6 month GBP-
					LIBOR-BBA	$(137,440)

GBP	17,780,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(588,084)

GBP	5,270,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	286,913

GBP	22,220,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	174,407

SEK	13,560,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	67,713

SEK	10,240,000	—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	9,905

SEK	14,150,000	—	4/15/21	3.93%	3 month SEK-
					STIBOR-SIDE	(36,744)

SEK	7,440,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	(9,009)

SEK	13,560,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	6,471

Credit Suisse International
	$46,413,900	(61,860)	3/14/16	3 month USD-
				LIBOR-BBA	2.35%	612,320

	41,096,000	(81,730)	3/14/20	3 month USD-
				LIBOR-BBA	3.42%	842,615

	10,439,900	23,932	3/14/41	4.36%	3 month USD-
					LIBOR-BBA	(384,472)

	17,600,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	(20,416)

	51,597,300	(10,556)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(921,442)

	84,817,600	—	4/15/13	0.93125%	3 month USD-
					LIBOR-BBA	(322,335)

	10,195,800	(12,832)	4/19/41	4.26%	3 month USD-
					LIBOR-BBA	(192,058)

	8,031,000	—	5/4/21	3.377%	3 month USD-
					LIBOR-BBA	—

	8,585,000	—	5/4/21	3.379%	3 month USD-
					LIBOR-BBA	—

CHF	11,240,000	—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	9,731

CHF	2,950,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	27,110

CHF	3,550,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	11,717

CHF	14,880,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	17,567

CHF	4,460,000	—	4/28/16	6 month CHF-
				LIBOR-BBA	1.69%	(7,851)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

EUR	1,500,000	$—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	$4,264

EUR	2,480,000	—	4/19/21	3.691%	6 month EUR-
					EURIBOR-
					REUTERS	(50,245)

GBP	5,350,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(190,540)

GBP	2,960,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	163,347

GBP	1,510,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(64,339)

SEK	7,440,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(11,916)

SEK	23,170,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	25,070

SEK	5,550,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	(6,004)

SEK	13,110,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	10,315

Deutsche Bank AG
	$56,941,800	133,392	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(878,678)

	60,012,200	(40,118)	4/21/13	0.81%	3 month USD-
					LIBOR-BBA	(107,570)

EUR	10,880,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	139,001

KRW	3,650,000,000	—	4/22/16	4.135%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(2,384)

KRW	3,620,000,000	—	4/29/16	4.14%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(2,370)

Goldman Sachs International
	$40,937,500	—	7/20/20	3 month USD-
				LIBOR-BBA	2.96375%	(611,962)

	26,980,800	—	2/15/13	1.01625%	3 month USD-
					LIBOR-BBA	(203,498)

	6,079,400	—	2/28/41	3 month USD-
				LIBOR-BBA	4.31%	194,227

	1,695,900	(418)	10/1/13	0.84%	3 month USD-
					LIBOR-BBA	4,549

	13,279,500 E	—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	(8,101)

	3,000,600	—	4/4/16	3 month USD-
				LIBOR-BBA	2.415%	46,701

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$10,905,100	$—	4/20/41	3 month USD-
				LIBOR-BBA	4.2525%	$176,070

	30,949,800	(136,232)	5/3/21	3.39%	3 month USD-
					LIBOR-BBA	(187,299)

	800,000	—	5/4/41	4.1775%	3 month USD-
					LIBOR-BBA	—

	51,668,500	(121,057)	6/16/15	2.33%	3 month USD-
					LIBOR-BBA	(1,673,316)

CHF	10,900,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	23,982

EUR	1,500,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	9,166

GBP	2,500,000	—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	(100,144)

KRW	3,498,000,000	—	4/21/16	4.12%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(150)

SEK	7,200,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	4,524

SEK	13,110,000	—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	6,650

JPMorgan Chase Bank, N.A.
	$43,371,000	(7,355)	2/16/13	1.04%	3 month USD-
					LIBOR-BBA	(351,296)

	6,781,900	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	220,637

	35,300,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	(45,502)

	26,600,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	(37,559)

	15,084,300	—	3/25/16	2.27%	3 month USD-
					LIBOR-BBA	(141,543)

	8,393,700	15,772	3/31/41	3 month USD-
				LIBOR-BBA	4.28%	210,683

	46,064,800	2,135	4/27/13	0.83%	3 month USD-
					LIBOR-BBA	(55,807)

	19,600,000	—	5/4/21	3 month USD-
				LIBOR-BBA	3.38%	13,524

CAD	1,830,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	56,884

GBP	1,710,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	94,630

JPY	295,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(60,414)

JPY	550,920,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(60,551)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
JPY	549,390,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	$24,840

JPY	22,600,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	(2,695)

JPY	30,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	5,145

UBS, AG
AUD	3,050,000 E	—	4/11/21	6 month AUD-
				BBR-BBSW	6.65%	38,046

AUD	3,050,000	—	4/12/21	6 month AUD-
				BBR-BBSW	6.61%	33,830

CHF	15,190,000	—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	14,791

CHF	15,190,000	—	4/19/13	6 month CHF-
				LIBOR-BBA	0.9325%	20,180

Total						$(8,163,519)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$10,278,248	$—	1/12/40	5.00% (1 month	Synthetic TRS	$(63,119)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,112,973	(870)	1/12/39	(5.50%) 1 month	Synthetic TRS	9,493
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,119,948	(525)	1/12/40	5.00% (1 month	Synthetic TRS	(7,403)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,112,973	(870)	1/12/39	(5.50%) 1 month	Synthetic TRS	9,493
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,119,948	(1,575)	1/12/40	5.00% (1 month	Synthetic TRS	(8,453)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,372,207	8,147	1/12/34	(5.50%) 1 month	Synthetic TRS	984
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A. cont.
$231,577	$(1,086)	1/12/40	(4.50%) 1 month	Synthetic TRS	$1,205
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

233,735	621	1/12/40	5.00% (1 month	Synthetic TRS	(1,071)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,822,823	(19,114)	1/12/40	(4.50%) 1 month	Synthetic TRS	18,704
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Barclays Bank PLC
8,616,217	—	1/12/40	5.00% (1 month	Synthetic TRS	(52,913)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,300,997	—	1/12/40	4.50% (1 month	Synthetic TRS	(29,396)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,936,188	—	1/12/40	5.00% (1 month	Synthetic TRS	(24,172)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

455,288	—	1/12/40	5.00% (1 month	Synthetic TRS	(2,796)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,493,296	—	1/12/40	4.50% (1 month	Synthetic TRS	(31,108)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,998,651	—	1/12/41	5.00% (1 month	Synthetic TRS	(15,714)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,620,000	—	4/7/16	(2.63%)	USA Non Revised	6,540
				Consumer Price
				Index - Urban
				(CPI-U)

1,112,527	(1,564)	1/12/39	(5.50%) 1 month	Synthetic TRS	8,794
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

1,112,527	(1,564)	1/12/39	(5.50%) 1 month	Synthetic TRS	8,794
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,119,948	$(875)	1/12/40	5.00% (1 month	Synthetic TRS	$(7,753)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,673,007	(3,759)	1/12/39	(5.50%) 1 month	Synthetic TRS	21,128
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

2,681,549	(1,676)	1/12/40	4.50% (1 month	Synthetic TRS	(25,556)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

447,061	(419)	1/12/39	(5.50%) 1 month	Synthetic TRS	3,743
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

762,596	238	1/12/41	(5.00%) 1 month	Synthetic TRS	6,339
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

755,261	(708)	1/12/40	5.00% (1 month	Synthetic TRS	(5,450)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

19,131,778	(47,829)	1/12/38	(6.50%) 1 month	Synthetic MBX	(110,250)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

11,593,799	(48,911)	1/12/40	4.00% (1 month	Synthetic MBX	207,276
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,462,680	25,180	1/12/34	(5.50%) 1 month	Synthetic TRS	2,452
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

2,082,297	13,014	1/12/40	5.00% (1 month	Synthetic TRS	(1,775)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

12,653,665	—	1/12/40	5.00% (1 month	Synthetic TRS	(77,707)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,972,255	—	1/12/40	5.00% (1 month	Synthetic TRS	(73,522)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$1,586,657	$—	1/12/40	5.00% (1 month	Synthetic TRS	$(9,744)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

703,733	—	1/12/40	4.50% (1 month	Synthetic TRS	(6,267)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,791,065	(31,670)	1/12/40	(4.50%) 1 month	Synthetic TRS	25,619
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

20,863,218	(268,940)	1/12/40	4.50% (1 month	Synthetic MBX	105,282
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

12,716,369	(208,628)	1/12/41	4.50% (1 month	Synthetic MBX	—
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

13,823,436	(226,791)	1/12/40	4.50% (1 month	Synthetic MBX	—
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

12,340,970	—	1/12/38	(6.50%) 1 month	Synthetic TRS	60,185
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,140,162	—	1/12/39	5.50% (1 month	Synthetic TRS	(10,615)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

9,434,195	—	1/12/39	5.50% (1 month	Synthetic TRS	(87,834)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

12,340,970	—	1/12/38	(6.50%) 1 month	Synthetic TRS	19,082
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Citibank, N.A.
206,759	—	9/9/11	3 month USD-	Research in	3,080,763
			LIBOR-BBA	Motion Limited

1,083,109	(846)	1/12/39	(5.50%) 1 month	Synthetic TRS	9,238
			USD-LIBOR	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
	$1,130,882	$(1,414)	1/12/40	4.50% (1 month	Synthetic TRS	$(11,484)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	9,411,068	33,821	1/12/40	5.00% (1 month	Synthetic TRS	(34,314)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	3,538	—	2/22/12	(1 month USD-	MSCI Daily Total	(51,543)
				LIBOR-BBA plus	Return Net Brazil
				0.45%)	USD Index

	3,390	—	2/22/12	(1 month USD-	MSCI Daily Total	(49,408)
				LIBOR-BBA plus	Return Net Brazil
				0.50%)	USD Index

	1,738	—	2/22/12	(1 month USD-	MSCI Daily Total	(25,504)
				LIBOR-BBA plus	Return Net Brazil
				0.50%)	USD Index

basket	349,508	—	3/12/12	3 month USD-	A basket	(672,161)
				LIBOR-BBA	(CGPUTSB4)
				minus 0.50%	of common stocks

basket	193,156	—	3/28/12	(3 month USD-	A basket	552,238
				LIBOR-BBA)	(CGPUTNAT)
					of common stocks

basket	753	—	4/11/12	(3 month USD-	A basket	2,101,314
				LIBOR-BBA plus	(CGPUTQL1)
				0.10%)	of common stocks

basket	354,639	—	3/7/12	(3 month USD-	A basket	1,219,725
				LIBOR-BBA)	(CGPUTLB5)
					of common stocks

GBP	3,000,000	—	5/18/13	(3.38%)	GBP Non-revised	130,165
					UK Retail Price
					Index

units	16,807	—	4/11/12	3 month USD-	Russell 2000	(1,731,762)
				LIBOR-BBA	Total Return Index
				minus 0.05%

Credit Suisse International
	$2,731,340	(24,753)	1/12/34	5.50% (1 month	Synthetic TRS	(10,494)
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

	1,119,948	(2,275)	1/12/40	5.00% (1 month	Synthetic TRS	(9,153)
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,112,527	174	1/12/39	(5.50%) 1 month	Synthetic TRS	10,532
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International cont.
$231,577	$(1,158)	1/12/40	(4.50%) 1 month	Synthetic TRS	$1,162
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

231,309	976	1/12/41	5.00% (1 month	Synthetic TRS	(1,128)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Deutsche Bank AG
3,183,848	7,960	1/12/34	(5.00%) 1 month	Synthetic TRS	13,077
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

2,731,340	(23,046)	1/12/34	5.50% (1 month	Synthetic TRS	(8,787)
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
1,500,000	—	7/28/11	(0.685%)	USA Non Revised	39,434
				Consumer Price
				Index - Urban
				(CPI-U)

1,500,000	—	7/29/11	(0.76%)	USA Non Revised	38,450
				Consumer Price
				Index - Urban
				(CPI-U)

1,500,000	—	7/30/11	(0.73%)	USA Non Revised	39,041
				Consumer Price
				Index - Urban
				(CPI-U)

1,500,000	—	3/1/16	2.47%	USA Non Revised	(18,281)
				Consumer Price
				Index - Urban
				(CPI-U)

1,125,000	—	3/3/16	2.45%	USA Non Revised	(14,715)
				Consumer Price
				Index - Urban
				(CPI-U)

3,291,323	—	1/12/40	5.00% (1 month	Synthetic TRS	(20,212)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,183,848	(9,950)	1/12/34	5.00% (1 month	Synthetic TRS	(15,067)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,372,207	(5,360)	1/12/34	5.50% (1 month	Synthetic TRS	1,803
			USD-LIBOR)	Index 5.50%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited) cont.
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$807,652	$(1,136)	1/12/39	(5.50%) 1 month	Synthetic TRS	$6,506
				USD-LIBOR	Index 5.50%
					30 year Fannie Mae
					pools

	2,572,093	2,818	1/12/40	(5.00%) 1 month	Synthetic TRS	18,963
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

basket	473,549	—	3/12/12	(1 month USD-	A basket	1,838,436
				LIBOR-BBA	(GSCBPCSL)
				plus 30 bps)	of common stocks

basket	533,191	—	3/12/12	1 month USD-	A basket	(2,037,468)
				LIBOR-BBA	(GSCBPINS)
				minus 10 bps	of common stocks

UBS, AG
basket	130,053	—	2/28/12	(3 month USD-	iShares MSCI	552,145
				LIBOR-BBA	Emerging Markets
				minus 0.25%)	Index

Total						$4,804,006

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Citibank, N.A.
DJ CDX NA IG Series
16 Version 1 Index	BBB+	$(90,271)	$38,800,000	6/20/16	100 bp	$182,924

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(4,006)	450,000	12/20/19	(100 bp)	37,044

JPMorgan Chase Bank, N.A.
Belgium Government
International Bond,
4 1/4%, 9/28/14	—	(599,311)	20,280,000	3/20/16	(100 bp)	(240,941)

Total						$(20,973)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2011.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

500 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,018,532	$—	$—

Capital goods	8,177,427	—	—

Communication services	5,891,828	—	—

Conglomerates	936,546	—	—

Consumer cyclicals	27,327,671	—	—

Consumer staples	19,030,594	—	—

Energy	21,541,596	—	—

Financials	24,447,334	—	—

Health care	19,230,188	—	—

Technology	30,316,416	—	—

Transportation	5,333,315	—	—

Utilities and power	6,440,362	—	—

Total common stocks	173,691,809	—	—

Asset-backed securities	$—	$44,790,340	$—

Commodity linked notes	—	33,430,257	—

Convertible bonds and notes	—	108,544	—

Corporate bonds and notes	—	106,298,579	—

Foreign government bonds and notes	—	13,394,066	—

Mortgage-backed securities	—	181,322,343	—

Purchased options outstanding	—	1,668,688	—

Senior loans	—	45,418,792	—

U.S. Government agency obligations	—	902,660	—

U.S. Government and agency mortgage obligations	—	91,554,293	—

Short-term investments	69,215,688	127,199,790	—

Totals by level	$242,907,497	$646,088,352	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$95,902	$—

Futures contracts	1,001,407	—	—

Written options	—	(13,935,667)	—

TBA sale commitments	—	(65,702,180)	—

Interest rate swap contracts	—	(7,504,149)	—

Total return swap contracts	—	4,602,542	—

Credit default contracts	—	785,754	—

Totals by level	$1,001,407	$(81,657,798)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

700 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,868,801	$—	$—

Capital goods	7,933,204	—	—

Communication services	5,715,931	—	—

Conglomerates	908,691	—	—

Consumer cyclicals	26,542,316	—	—

Consumer staples	18,483,968	—	—

Energy	20,898,478	—	—

Financials	23,717,838	—	—

Health care	18,639,550	—	—

Technology	29,546,686	—	—

Transportation	5,174,096	—	—

Utilities and power	6,248,202	—	—

Total common stocks	168,677,761	—	—

Asset-backed securities	$—	$35,198,857	$—

Commodity linked notes	—	28,903,898	—

Convertible bonds and notes	—	113,713	—

Corporate bonds and notes	—	106,668,693	—

Foreign government bonds and notes	—	12,674,577	—

Mortgage-backed securities	—	163,128,335	—

Purchased options outstanding	—	1,712,327	—

Senior loans	—	38,193,717	—

U.S. Government agency obligations	—	702,069	—

U.S. Government and agency mortgage obligations	—	104,200,935	—

Short-term investments	46,706,349	105,130,725	—

Totals by level	$215,384,110	$596,627,846	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$264,310	$—

Futures contracts	1,313,691	—	—

Written options	—	(15,203,264)	—

TBA sale commitments	—	(80,110,386)	—

Interest rate swap contracts	—	(7,972,024)	—

Total return swap contracts	—	5,648,369	—

Credit default contracts	—	672,615	—

Totals by level	$1,313,691	$(96,700,380)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 4/30/11 (Unaudited)

Putnam Absolute Return 500 Fund

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $790,267,474)	$819,780,161
Affiliated issuers (identified cost $69,215,688) (Notes 1 and 6)	69,215,688

Cash	204,027

Dividends, interest and other receivables	3,739,786

Receivable for shares of the fund sold	7,427,153

Receivable for investments sold	4,204,403

Receivable for sales of delayed delivery securities (Note 1)	70,957,214

Unrealized appreciation on swap contracts (Note 1)	12,748,891

Receivable for variation margin (Note 1)	63,267

Unrealized appreciation on forward currency contracts (Note 1)	6,229,802

Premium paid on swap contracts (Note 1)	1,743,432

Total assets	996,313,824

LIABILITIES

Payable for investments purchased	17,426,675

Payable for purchases of delayed delivery securities (Note 1)	89,836,684

Payable for shares of the fund repurchased	1,196,755

Payable for compensation of Manager (Note 2)	362,806

Payable for investor servicing fees (Note 2)	118,039

Payable for custodian fees (Note 2)	50,740

Payable for Trustee compensation and expenses (Note 2)	12,325

Payable for administrative services (Note 2)	2,559

Payable for distribution fees (Note 2)	242,455

Unrealized depreciation on forward currency contracts (Note 1)	6,133,900

Written options outstanding, at value (premiums received $14,627,946)
(Notes 1 and 3)	13,935,667

Premium received on swap contracts (Note 1)	411,176

Unrealized depreciation on swap contracts (Note 1)	16,197,000

TBA sale commitments, at value (proceeds receivable $65,270,390) (Note 1)	65,702,180

Other accrued expenses	142,248

Total liabilities	211,771,209

Net assets	$784,542,615

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$739,415,653

Undistributed net investment income (Note 1)	4,390,155

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	13,350,969

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	27,385,838

Total — Representing net assets applicable to capital shares outstanding	$784,542,615

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($392,539,610 divided by 34,531,593 shares)	$11.37

Offering price per class A share (100/94.25 of $11.37)*	$12.06

Net asset value and offering price per class B share ($33,056,872 divided by 2,932,862 shares)**	$11.27

Net asset value and offering price per class C share ($166,833,954 divided by 14,815,569 shares)**	$11.26

Net asset value and redemption price per class M share ($6,480,244 divided by 573,526 shares)	$11.30

Offering price per class M share (100/96.50 of $11.30)*	$11.71

Net asset value, offering price and redemption price per class R share
($1,412,097 divided by 124,760 shares)	$11.32

Net asset value, offering price and redemption price per class Y share
($184,219,838 divided by 16,152,794 shares)	$11.40

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 4/30/11 (Unaudited)

Putnam Absolute Return 500 Fund

INVESTMENT INCOME

Interest (including interest income of $30,899 from investments in affiliated issuers) (Note 6)	$14,370,384

Dividends (net of foreign tax of $1,037)	1,535,191

Total investment income	15,905,575

EXPENSES

Compensation of Manager (Note 2)	2,639,151

Investor servicing fees (Note 2)	830,506

Custodian fees (Note 2)	62,628

Trustee compensation and expenses (Note 2)	28,593

Administrative services (Note 2)	11,505

Distribution fees — Class A (Note 2)	437,497

Distribution fees — Class B (Note 2)	148,417

Distribution fees — Class C (Note 2)	732,962

Distribution fees — Class M (Note 2)	22,981

Distribution fees — Class R (Note 2)	2,954

Other	194,804

Fees waived and reimbursed by Manager (Note 2)	(533,425)

Total expenses	4,578,573

Expense reduction (Note 2)	(5,915)

Net expenses	4,572,658

Net investment income	11,332,917

Net realized gain on investments (Notes 1 and 3)	10,042,711

Net realized gain on swap contracts (Note 1)	8,856,859

Net realized loss on futures contracts (Note 1)	(8,537,313)

Net realized loss on foreign currency transactions (Note 1)	(1,181,251)

Net realized gain on written options (Notes 1 and 3)	1,389,168

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(170,146)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	24,497,224

Net gain on investments	34,897,252

Net increase in net assets resulting from operations	$46,230,169

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Absolute Return 500 Fund

INCREASE IN NET ASSETS	Six months ended 4/30/11*	Year ended 10/31/10

Operations:
Net investment income	$11,332,917	$11,988,941

Net realized gain on investments
and foreign currency transactions	10,570,174	516,146

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	24,327,078	(1,374,095)

Net increase in net assets resulting from operations	46,230,169	11,130,992

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(8,433,397)	(1,493,271)

Class B	(566,732)	(99,701)

Class C	(2,822,074)	(450,322)

Class M	(124,065)	(27,344)

Class R	(26,134)	(4,668)

Class Y	(4,303,870)	(952,423)

Net realized short-term gain on investments

Class A	—	(540,984)

Class B	—	(54,902)

Class C	—	(211,344)

Class M	—	(11,407)

Class R	—	(1,706)

Class Y	—	(309,725)

From net realized long-term gain on investments
Class A	—	(471,559)

Class B	—	(47,856)

Class C	—	(184,223)

Class M	—	(9,944)

Class R	—	(1,487)

Class Y	—	(269,978)

Redemption fees (Note 1)	—	3,809

Increase from capital share transactions (Note 4)	105,335,071	402,883,119

Total increase in net assets	135,288,968	408,875,076

NET ASSETS

Beginning of period	649,253,647	240,378,571

End of period (including undistributed net investment income
of $4,390,155 and $9,333,510, respectively)	$784,542,615	$649,253,647

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 500 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
April 30, 2011**	$10.93	.19	.53	.72	(.28)	—	(.28)	—	$11.37	6.71 *	$392,540	.58*	1.68*	72*[f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28*	1.96*	63*

Class B
April 30, 2011**	$10.81	.14	.54	.68	(.22)	—	(.22)	—	$11.27	6.35 *	$33,057	.96*	1.31*	72*[f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92*	1.48*	63*

Class C
April 30, 2011**	$10.80	.14	.54	.68	(.22)	—	(.22)	—	$11.26	6.36 *	$166,834	.96*	1.31*	72*[f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92*	1.59*	63*

Class M
April 30, 2011**	$10.84	.16	.53	.69	(.23)	—	(.23)	—	$11.30	6.46 *	$6,480	.83*	1.45*	72*[f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71*	1.83*	63*

Class R
April 30, 2011**	$10.88	.17	.53	.70	(.26)	—	(.26)	—	$11.32	6.56 *	$1,412	.71*	1.54*	72*[f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49*	2.01*	63*

Class Y
April 30, 2011**	$10.97	.20	.53	.73	(.30)	—	(.30)	—	$11.40	6.80 *	$184,220	.46*	1.80*	72*[f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06*	2.45*	63*

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2011	0.08%

October 31, 2010	0.02

October 31, 2009	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

100	101

Statement of assets and liabilities 4/30/11 (Unaudited)

Putnam Absolute Return 700 Fund

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $735,533,086)	$765,915,607
Affiliated issuers (identified cost $46,096,349) (Notes 1 and 6)	46,096,349

Cash	254,371

Dividends, interest and other receivables	4,286,316

Receivable for shares of the fund sold	6,395,424

Receivable for investments sold	3,235,719

Receivable for sales of delayed delivery securities (Note 1)	91,019,618

Unrealized appreciation on swap contracts (Note 1)	15,533,554

Receivable for variation margin (Note 1)	78,778

Unrealized appreciation on forward currency contracts (Note 1)	7,168,057

Premium paid on swap contracts (Note 1)	2,193,408

Total assets	942,177,201

LIABILITIES

Payable for investments purchased	20,321,123

Payable for purchases of delayed delivery securities (Notes 1 and 7)	108,883,827

Payable for shares of the fund repurchased	4,112,975

Payable for compensation of Manager (Note 2)	462,403

Payable for investor servicing fees (Note 2)	103,217

Payable for custodian fees (Note 2)	51,104

Payable for Trustee compensation and expenses (Note 2)	10,870

Payable for administrative services (Note 2)	2,192

Payable for distribution fees (Note 2)	180,843

Unrealized depreciation on forward currency contracts (Note 1)	6,903,747

Written options outstanding, at value (premiums received $16,020,605) (Notes 1 and 3)	15,203,264

Premium received on swap contracts (Note 1)	463,962

Unrealized depreciation on swap contracts (Note 1)	18,914,040

TBA sale commitments, at value (proceeds receivable $79,655,742) (Note 1)	80,110,386

Collateral on certain derivative contracts, at value (Note 1)	610,000

Other accrued expenses	130,652

Total liabilities	256,464,605

Net assets	$685,712,596

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$638,068,038

Undistributed net investment income (Note 1)	4,660,281

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	14,082,640

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	28,901,637

Total — Representing net assets applicable to capital shares outstanding	$685,712,596

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($337,609,958 divided by 28,231,856 shares)	$11.96

Offering price per class A share (100/94.25 of $11.96)*	$12.69

Net asset value and offering price per class B share ($21,971,394 divided by 1,855,858 shares)**	$11.84

Net asset value and offering price per class C share ($116,414,359 divided by 9,832,064 shares)**	$11.84

Net asset value and redemption price per class M share ($4,001,362 divided by 337,300 shares)	$11.86

Offering price per class M share (100/96.50 of $11.86)*	$12.29

Net asset value, offering price and redemption price per class R share
($592,501 divided by 49,888 shares)	$11.88

Net asset value, offering price and redemption price per class Y share
($205,123,022 divided by 17,133,144 shares)	$11.97

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 4/30/11 (Unaudited)

Putnam Absolute Return 700 Fund

INVESTMENT INCOME

Interest (including interest income of $27,109 from investments in affiliated issuers) (Note 6)	$13,911,893

Dividends (net of foreign tax of $553)	1,489,145

Total investment income	15,401,038

EXPENSES

Compensation of Manager (Note 2)	2,766,782

Investor servicing fees (Note 2)	717,691

Custodian fees (Note 2)	60,968

Trustee compensation and expenses (Note 2)	24,872

Administrative services (Note 2)	9,865

Distribution fees — Class A (Note 2)	372,073

Distribution fees — Class B (Note 2)	99,095

Distribution fees — Class C (Note 2)	518,897

Distribution fees — Class M (Note 2)	12,114

Distribution fees — Class R (Note 2)	1,277

Other	176,058

Fees waived and reimbursed by Manager (Note 2)	(325,428)

Total expenses	4,434,264

Expense reduction (Note 2)	(4,921)

Net expenses	4,429,343

Net investment income	10,971,695

Net realized gain on investments (Notes 1 and 3)	12,975,800

Net realized gain on swap contracts (Note 1)	10,577,185

Net realized loss on futures contracts (Note 1)	(11,042,042)

Net realized loss on foreign currency transactions (Note 1)	(1,884,189)

Net realized gain on written options (Notes 1 and 3)	1,267,536

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(87,605)

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	25,191,147

Net gain on investments	36,997,832

Net increase in net assets resulting from operations	$47,969,527

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Absolute Return 700 Fund

INCREASE IN NET ASSETS	Six months ended 4/30/11*	Year ended 10/31/10

Operations:
Net investment income	$10,971,695	$15,036,062

Net realized gain on investments
and foreign currency transactions	11,894,290	165,630

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	25,103,542	(1,176,491)

Net increase in net assets resulting from operations	47,969,527	14,025,201

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(9,338,140)	(1,471,077)

Class B	(548,867)	(75,012)

Class C	(2,817,126)	(453,940)

Class M	(88,348)	(25,425)

Class R	(16,005)	(1,562)

Class Y	(6,046,598)	(1,218,841)

Net realized short-term gain on investments

Class A	—	(235,372)

Class B	—	(16,516)

Class C	—	(87,156)

Class M	—	(4,694)

Class R	—	(273)

Class Y	—	(180,569)

From net realized long-term gain on investments
Class A	—	(264,794)

Class B	—	(18,581)

Class C	—	(98,051)

Class M	—	(5,280)

Class R	—	(308)

Class Y	—	(203,140)

Redemption fees (Note 1)	—	2,587

Increase from capital share transactions (Note 4)	86,775,935	375,059,866

Total increase in net assets	115,890,378	384,727,063

NET ASSETS

Beginning of period	569,822,218	185,095,155

End of period (including undistributed net investment
income of $4,660,281 and $12,543,670, respectively)	$685,712,596	$569,822,218

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 700 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
April 30, 2011**	$11.45	.21	.69	.90	(.39)	—	(.39)	—	$11.96	8.06 *	$337,610	.69*	1.85*	95*[f]
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [e]	11.45	4.44	279,592	1.63	3.81	244 [f]
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [e]	11.16	11.60 *	86,344	1.41*	3.06*	48*

Class B
April 30, 2011**	$11.31	.17	.69	.86	(.33)	—	(.33)	—	$11.84	7.75 *	$21,971	1.06*	1.48*	95*[f]
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [e]	11.31	3.54	18,375	2.38	3.05	244 [f]
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [e]	11.08	10.80 *	6,613	2.05*	2.71*	48*

Class C
April 30, 2011**	$11.31	.17	.68	.85	(.32)	—	(.32)	—	$11.84	7.71 *	$116,414	1.06*	1.48*	95*[f]
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [e]	11.31	3.59	98,655	2.38	3.05	244 [f]
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [e]	11.09	10.90 *	29,797	2.05*	2.89*	48*

Class M
April 30, 2011**	$11.32	.18	.69	.87	(.33)	—	(.33)	—	$11.86	7.85 *	$4,001	.94*	1.61*	95*[f]
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [e]	11.32	3.64	3,134	2.13	3.30	244 [f]
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [e]	11.10	11.00 *	1,473	1.84*	3.04*	48*

Class R
April 30, 2011**	$11.37	.20	.68	.88	(.37)	—	(.37)	—	$11.88	7.98 *	$593	.81*	1.71*	95*[f]
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [e]	11.37	3.97	431	1.88	3.56	244 [f]
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [e]	11.12	11.20 *	109	1.62*	2.99*	48*

Class Y
April 30, 2011**	$11.47	.23	.68	.91	(.41)	—	(.41)	—	$11.97	8.18 *	$205,123	.57*	1.97*	95*[f]
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [e]	11.47	4.64	169,634	1.38	4.04	244 [f]
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [e]	11.17	11.70 *	60,759	1.19*	3.56*	48*

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

April 30, 2011	0.05%

October 31, 2010	0.03

October 31, 2009	0.46

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

106	107

Notes to financial statements 4/30/11 (Unaudited)

Note 1: Significant accounting policies

Putnam Absolute Return 500 and 700 Funds (the funds) are each a diversified series of Putnam Funds Trust (the trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, over a reasonable period of time regardless of market conditions or general market direction. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds will invest primarily in a broadly diversified portfolio reflecting uncorrelated fixed income, equity and currency strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through April 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of each fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of  investment.

E) Futures contracts Each fund uses futures contracts to manage exposure to market risk. The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the funds’ portfolios. Each fund had an average number of contracts of approximately 2,000 on futures contracts for the reporting period.

F) Options contracts Each fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the funds’ portfolios. See Note 3 for the volume of written options contracts activity for the reporting period. The funds had an average contract amount of approximately $108,700,000 and $125,200,000 (for 500 Fund and 700 Fund, respectively) on purchased options contracts for the reporting period.

G) Forward currency contracts Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had an average contract amount of approximately $285,300,000 and $325,300,000 (for 500 Fund and 700 Fund, respectively) on forward currency contracts for the reporting period.

H) Total return swap contracts Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets/countries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Each fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had an average notional amount of approximately $377,200,000 and $412,300,000 (for 500 Fund and 700 Fund, respectively) on total return swap contracts for the reporting period.

I) Interest rate swap contracts Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

J) Credit default contracts Each fund enters into credit default contracts to hedge market risk, and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolios. The funds had an average notional amount of approximately $70,200,000 and $47,900,000 (on 500 Fund and 700 Fund, respectively) on credit default swap contracts for the reporting period.

K) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $903,619 and $910,277 (for 500 Fund and 700 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the 500 Fund had a net liability position of $16,517,304 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $16,186,843.

At the close of the reporting period, the 700 Fund had a net liability position of $18,424,097 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $17,821,027.

L) TBA purchase commitments Each fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

N) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

P) Line of credit Each fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the funds had no borrowings against these arrangements.

Q) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

At October 31, 2010, the 500 Fund had a capital loss carryover of $127,361 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2018.

At October 31, 2010, the 700 Fund had a capital loss carryover of $1,113,078 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For 500 Fund the aggregate identified cost on a tax basis is $859,904,514, resulting in gross unrealized appreciation and depreciation of $34,870,809 and $5,779,474, respectively, or net unrealized appreciation of $29,091,335.

For 700 Fund the aggregate identified cost on a tax basis is $782,548,770, resulting in gross unrealized appreciation and depreciation of $35,000,332 and $5,537,146, respectively, or net unrealized appreciation of $29,463,186.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

S) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Each fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

500 Fund

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion,
0.645%	of any excess thereafter.

700 Fund

1.030%	of the first $5 billion,
0.980%	of the next $5 billion,
0.930%	of the next $10 billion,
0.880%	of the next $10 billion,
0.830%	of the next $50 billion,
0.810%	of the next $50 billion,
0.800%	of the next $100 billion,
0.795%	of any excess thereafter.

Commencing with each fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% and 7.00% (for 500 Fund and 700 Fund, respectively), over the performance period. The maximum annualized performance adjustment rate is +/– 0.20% and +/– 0.28% (for 500 Fund and 700 Fund, respectively). The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

For the reporting period ended, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.36% and 0.44% (for the 500 Fund and 700 Fund, respectively) of the fund’s average net assets before an increase of $94,893 and $118,604 (for the 500 Fund and 700 Fund, respectively) (0.01% and 0.02% of the fund’s average net assets) based on performance.

Effective November 1, 2010, Putnam Management has agreed to limit the fund’s total expenses through February 29, 2012, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, and payments under each fund’s distribution plans) will not exceed an annual rate of 0.90% (for Putnam Absolute 500 Fund) and 1.10% (for Putnam Absolute 700 Fund) of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $533,425 and $325,428 (for 500 Fund and 700 Fund, respectively) as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2011, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the funds’ expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,915 and $4,921 (for 500 Fund and 700 Fund, respectively) under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $420 and $363 (for 500 Fund and 700 Fund, respectively), as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class  M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	net commissions	net commissions

500 Fund	$199,228	$3,198

700 Fund	110,721	5,367

	Class B contingent	Class C contingent
	deferred sales charges	deferred sales charges

500 Fund	$22,089	$20,351

700 Fund	24,438	20,962

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $477 and $1,629 and no monies on class A and class M redemptions, for 500 Fund and 700 Fund, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated as follows:

Investment Securities

	Purchases	Sales

500 Fund	$479,745,772	$377,338,499

700 Fund	537,670,245	462,122,807

There were no purchases or proceeds from sales of long-term U.S. government securities.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written swap	Written equity	Written equity
		option contract	option premiums	option contract	option premiums
500 Fund		amounts	received	amounts	received

Written options
outstanding at the
beginning of the	USD	227,516,360	$14,724,935	—	$—
reporting period	CHF	—	$—	—	$—

Options opened	USD	8,658,298	105,923	6,404,943	1,245,435
	CHF	24,120,000	23,893	—	—

Options exercised	USD	(20,064,898)	(335,338)	—	—
	CHF	—	—	—	—

Options expired	USD	—	—	(5,048,277)	(1,136,902)
	CHF	—	—	—	—

Written options
outstanding at the end	USD	216,109,760	$14,495,520	1,356,666	$108,533
of the reporting period	CHF	24,120,000	$23,893	—	$—

		Written swap	Written swap	Written equity	Written equity
		option contract	option premiums	option contract	option premiums
700 Fund		amounts	received	amounts	received

Written options
outstanding at the
beginning of the	USD	245,226,480	$16,019,986	—	$—
reporting period	CHF	—	$—	—	$—

Options opened	USD	5,161,914	63,150	6,306,484	1,225,644
	CHF	29,160,000	28,887	—	—

Options exercised	USD	(11,962,314)	(199,922)	—	—
	CHF	—	—	—	—

Options expired	USD	—	—	(4,950,175)	(1,117,139)
	CHF	—	—	—	—

Written options
outstanding at the end	USD	238,426,080	$15,883,214	1,356,309	$108,505
of the reporting period	CHF	29,160,000	$28,887	—	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

500 Fund

	Six months ended 4/30/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	10,463,599	$115,180,944	23,782,655	$257,645,023

Shares issued in connection with
reinvestment of distributions	690,042	7,431,747	203,279	2,191,347

	11,153,641	122,612,691	23,985,934	259,836,370

Shares repurchased	(6,432,883)	(70,748,118)	(4,932,352)	(53,502,498)

Net increase	4,720,758	$51,864,573	19,053,582	$206,333,872

	Six months ended 4/30/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	594,124	$6,490,783	1,711,509	$18,426,767

Shares issued in connection with
reinvestment of distributions	46,640	499,517	16,074	172,468

	640,764	6,990,300	1,727,583	18,599,235

Shares repurchased	(229,272)	(2,506,052)	(352,785)	(3,792,124)

Net increase	411,492	$4,484,248	1,374,798	$14,807,111

	Six months ended 4/30/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	3,817,356	$41,768,833	10,244,761	$110,203,936

Shares issued in connection with
reinvestment of distributions	205,067	2,194,212	59,111	633,664

	4,022,423	43,963,045	10,303,872	110,837,600

Shares repurchased	(1,861,411)	(20,293,062)	(1,610,361)	(17,307,019)

Net increase	2,161,012	$23,669,983	8,693,511	$93,530,581

	Six months ended 4/30/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	110,137	$1,204,625	446,776	$4,817,868

Shares issued in connection with
reinvestment of distributions	11,298	121,227	4,293	46,062

	121,435	1,325,852	451,069	4,863,930

Shares repurchased	(126,465)	(1,378,858)	(74,124)	(799,777)

Net increase (decrease)	(5,030)	$(53,006)	376,945	$4,064,153

	Six months ended 4/30/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	44,242	$484,488	81,330	$878,652

Shares issued in connection with
reinvestment of distributions	2,378	25,535	691	7,428

	46,620	510,023	82,021	886,080

Shares repurchased	(11,926)	(130,865)	(14,147)	(152,424)

Net increase	34,694	$379,158	67,874	$733,656

	Six months ended 4/30/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	6,312,676	$69,664,157	11,689,066	$127,134,411

Shares issued in connection with
reinvestment of distributions	284,580	3,073,465	115,412	1,245,298

	6,597,256	72,737,622	11,804,478	128,379,709

Shares repurchased	(4,328,460)	(47,747,507)	(4,141,700)	(44,965,963)

Net increase	2,268,796	$24,990,115	7,662,778	83,413,746

700 Fund

	Six months ended 4/30/11		Year ended 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	8,798,816	$101,291,809	21,763,862	$245,768,014

Shares issued in connection with
reinvestment of distributions	713,542	7,998,802	159,219	1,784,850

	9,512,358	109,290,611	21,923,081	247,552,864

Shares repurchased	(5,709,669)	(65,815,497)	(5,229,493)	(59,184,483)

Net increase	3,802,689	$43,475,114	16,693,588	$188,368,381

	Six months ended 4/30/11		Year ended 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	364,383	$4,158,477	1,203,350	$13,486,923

Shares issued in connection with
reinvestment of distributions	45,503	506,450	9,235	102,949

	409,886	4,664,927	1,212,585	13,589,872

Shares repurchased	(178,124)	(2,033,394)	(185,091)	(2,075,351)

Net increase	231,762	$2,631,533	1,027,494	$11,514,521

	Six months ended 4/30/11		Year ended 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	2,428,010	$27,746,480	7,151,162	$80,125,626

Shares issued in connection with
reinvestment of distributions	196,433	2,186,296	42,914	478,496

	2,624,443	29,932,776	7,194,076	80,604,122

Shares repurchased	(1,514,421)	(17,261,357)	(1,158,904)	(12,975,399)

Net increase	1,110,022	$12,671,419	6,035,172	$67,628,723

	Six months ended 4/30/11		Year ended 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	117,497	$1,354,230	212,407	$2,382,773

Shares issued in connection with
reinvestment of distributions	7,426	82,726	2,931	32,683

	124,923	1,436,956	215,338	2,415,456

Shares repurchased	(64,426)	(731,298)	(71,312)	(799,494)

Net increase	60,497	$705,658	144,026	$1,615,962

	Six months ended 4/30/11		Year ended 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	13,256	$151,471	31,578	$353,680

Shares issued in connection with
reinvestment of distributions	1,437	16,005	192	2,143

	14,693	167,476	31,770	355,823

Shares repurchased	(2,699)	(30,997)	(3,661)	(41,322)

Net increase	11,994	$136,479	28,109	$314,501

	Six months ended 4/30/11		Year ended 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	7,333,278	$84,742,031	13,566,682	$153,272,406

Shares issued in connection with
reinvestment of distributions	378,525	4,243,266	95,393	1,069,350

	7,711,803	88,985,297	13,662,075	154,341,756

Shares repurchased	(5,372,345)	(61,829,565)	(4,305,514)	(48,723,978)

Net increase	2,339,458	$27,155,732	9,356,561	$105,617,778

Note 5: Summary of derivative activity

500 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$785,754	Payables	$—

Foreign exchange
contracts	Receivables	6,229,802	Payables	6,133,900

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation/		Unrealized appreciation/
Equity contracts	(depreciation)	10,115,280*	(depreciation)	5,504,305*

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate	appreciation/		Unrealized appreciation/
contracts	(depreciation)	6,385,380*	(depreciation)	25,163,534*

Total		$23,516,216		$36,801,739

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$934,140	$934,140

Foreign exchange
contracts	—	—	(1,167,008)	—	$(1,167,008)

Equity contracts	(3,433,956)	(2,096,444)	—	2,172,492	$(3,357,908)

Interest rate contracts	(390,225)	(6,440,869)	—	5,750,227	$(1,080,867)

Total	$(3,824,181)	$(8,537,313)	$(1,167,008)	$8,856,859	$(4,671,643)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(360,276)	(360,276)

Foreign exchange
contracts	—	—	(139,919)	—	(139,919)

Equity contracts	(256,040)	849,980	—	2,044,625	2,638,565

Interest rate contracts	2,199,532	3,481,150	—	(2,230,650)	3,450,032

Total	$1,943,492	$4,331,130	$(139,919)	$(546,301)	$5,588,402

700 Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$672,615	Payables	$—

Foreign exchange
contracts	Receivables	7,168,057	Payables	6,903,747

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation/		Unrealized appreciation/
Equity contracts	(depreciation)	11,554,071*	(depreciation)	6,149,198*

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate	appreciation/		Unrealized appreciation/
contracts	(depreciation)	8,728,867*	(depreciation)	28,634,641*

Total		$28,123,610		$41,687,586

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$571,383	$571,383

Foreign exchange
contracts	—	—	(1,874,006)	—	$(1,874,006)

Equity contracts	(3,361,944)	(2,100,810)	—	1,390,043	$(4,072,711)

Interest rate contracts	(608,506)	(8,941,232)	—	8,615,759	$ (933,979)

Total	$(3,970,450)	$(11,042,042)	$(1,874,006)	$10,577,185	$(6,309,313)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as			Forward
hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(333,853)	$(333,853)

Foreign exchange
contracts	—	—	(58,626)	—	(58,626)

Equity contracts	(315,402)	800,416	—	3,345,459	3,830,473

Interest rate contracts	3,167,071	4,429,818	—	(4,674,303)	2,922,586

Total	$2,851,669	$5,230,234	$(58,626)	$(1,662,697)	$6,360,580

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $30,899 and $27,109 (for 500 Fund and 700 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of purchases	Proceeds of sales

500 Fund	$324,964,186	$311,996,317

700 Fund	311,501,666	302,226,118

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the SEC) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Ravi Akhoury	Robert R. Leveille
Putnam Investment	Barbara M. Baumann	Vice President and
Management, LLC	Charles B. Curtis	Chief Compliance Officer
One Post Office Square	Robert J. Darretta
Boston, MA 02109	Paul L. Joskow	Mark C. Trenchard
	Kenneth R. Leibler	Vice President and
Investment Sub-Manager	Robert E. Patterson	BSA Compliance Officer
Putnam Investments Limited	George Putnam, III
57–59 St James’s Street	Robert L. Reynolds	Robert T. Burns
London, England SW1A 1LD	W. Thomas Stephens	Vice President and
Chief Legal Officer
Investment Sub-Advisor	Officers
The Putnam Advisory	Robert L. Reynolds	James P. Pappas
Company, LLC	President	Vice President
One Post Office Square
Boston, MA 02109	Jonathan S. Horwitz	Judith Cohen
	Executive Vice President,	Vice President, Clerk and
Marketing Services	Principal Executive	Assistant Treasurer
Putnam Retail Management	Officer, Treasurer and
One Post Office Square	Compliance Liaison	Michael Higgins
Boston, MA 02109		Vice President, Senior Associate
	Steven D. Krichmar	Treasurer and Assistant Clerk
Custodian	Vice President and
State Street Bank	Principal Financial Officer	Nancy E. Florek
and Trust Company		Vice President, Assistant Clerk,
	Janet C. Smith	Assistant Treasurer and
Legal Counsel	Vice President, Assistant	Proxy Manager
Ropes & Gray LLP	Treasurer and Principal
	Accounting Officer	Susan G. Malloy
Trustees		Vice President and
John A. Hill, Chairman	Beth S. Mazor	Assistant Treasurer
Jameson A. Baxter,	Vice President
Vice Chairman

This report is for the information of shareholders of Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

SA107
267782 6/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: June 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: June 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2011

Date of reporting period: November 1, 2010 — April 30, 2011

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PPGAX

Putnam Global Sector Fund

Semiannual report
4 | 30 | 11

A world of investing.™

Putnam INVESTMENTS

This GLOBAL SECTOR FUND invests in stocks of companies in markets around the world.

Putnam
Global Sector
Fund

Semiannual report
4 | 30 | 11

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	10

Your fund’s expenses	11

Terms and definitions	13

Other information for shareholders	14

Financial statements	15

Message from the Trustees

Dear Fellow Shareholder:

Financial markets and economies around the world continue to show improvement and resilience in the face of many headwinds. While energy and commodity prices have been volatile, suggesting inflationary pressures, corporate profits are strong, merger-and-acquisition activity is recovering, and stock values and dividends are rising.

Putnam believes that markets will remain unsettled over the next several months, roiled by civil unrest in the Middle East and North Africa, sovereign debt issues in Europe, and the lingering economic impact of the disasters in Japan.

Putnam’s active, research-intensive investment approach is well suited to uncovering opportunities in this environment. We also believe this is an important time to talk to your financial advisor to determine if your investments are in line with your individual goals and appetite for risk.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the fund

A world of sectors in one portfolio

In recent decades, innovation and business growth have propelled stocks in different industry sectors to market-leading performance. Putnam Global Sector Fund offers investors the opportunity to gain exposure to sectors across the globe.

The fund is composed of eight Putnam global sector funds, each of which is managed by experienced analysts. These managers use risk controls and a stock selection process that is grounded in fundamental research. The fund offers a convenient way to invest in all sectors in the MSCI World Index.

Each underlying sector fund invests at least 80% of its assets in stocks of a particular industry group, in markets around the world. The funds can invest in businesses of all sizes, but focus primarily on midsize and large companies. The managers are not limited to value-style or growth-style investing, and can target businesses at different stages of growth, from newer, rapidly growing companies to established global corporations.

The managers of Putnam’s sector funds focus on a number of factors when making investment decisions, including company valuation, financial strength, and competitive position within each sector. And because these are actively managed funds, the stocks in the portfolios are constantly monitored and adjusted as business fundamentals, market conditions, or investment opportunities change.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund may invest in Putnam Money Market Fund for cash management. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund that engages in short sales of securities may incur losses if the securities appreciate in value and may experience higher volatility due to leverage resulting from investing the proceeds of securities sold short. The use of derivatives involves special risks and may result in losses. The fund’s policy of concentrating on a limited group of industries and the fund’s non-diversified status, which means the fund may invest in fewer issues, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility.

Talented analysts pursue opportunities around the globe

Since U.S. companies represent only 42% of the total worldwide market capitalization, targeting stocks around the globe is an important investment strategy. However, finding the right stocks in the broad universe of domestic and international markets requires rigorous research and in-depth knowledge of global markets.

Putnam Global Sector Fund represents the best ideas and stock recommendations from approximately 40 analysts covering over 1,000 companies.

Finding opportunities in this broad universe of stocks requires in-depth knowledge of global markets.

The fund’s global approach can give it a competitive edge in targeting opportunities in diverse markets around the world. Putnam analysts, who are located in Boston, London, and Singapore, talk to private companies and consultants, attend trade shows, and work to find information that the markets haven’t already factored into stock prices.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 5 and 10–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund’s prospectus. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

4

Interview with your fund’s portfolio manager

Walter D. Scully

Walter, for the six-month period, the fund performed well relative to its benchmark and Lipper peer group. What contributed to its results?

Two factors drove the fund’s performance during the period — our analysts’ stock selections and continued recovery in global economies. The resilience of the financial markets has been remarkable, as we witnessed a series of events that could have severely shaken investor confidence. They included an earthquake, tsunami, and nuclear crisis in Japan; significant unrest in the Middle East; spiking oil prices; and political turmoil in Europe stemming from its sovereign debt crisis. Yet financial markets around the world weathered the turmoil and stocks overall performed well.

Putnam Global Sector Fund is a “fund-of-funds,” which means it invests in a portfolio of other Putnam mutual funds. Each of these funds is actively managed by one or more research analysts with specialized sector expertise. From an overall sector and industry perspective, the strongest-performing areas for the period were basic materials and consumer cyclicals, while the fund’s energy and transportation positions detracted somewhat. However, the fund was able to outperform its benchmark and peers because of our disciplined research and bottom-up stock selection process. The managers of our global sector funds focus on the long-term potential of individual companies rather than on short-term disruptions in the financial markets — which was an important strategy during this challenging period.

Can you tell us how the fund’s portfolio is structured?

The portfolio is diversified across a range of companies in markets around the world. The fund invests in eight funds, which cover the nine sectors in our benchmark, the MSCI World

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/11. See pages 4 and 10–11 for additional fund performance information. Index descriptions can be found on page 13.

5

Index. The sectors are consumer, energy, financials, health care, industrials, natural resources, technology, telecommunications, and utilities. The fund may also invest in Putnam Money Market Fund.

How do you determine the weightings of the individual funds within Putnam Global Sector Fund’s portfolio?

We allocate the fund’s assets in roughly the same proportions as the fund’s benchmark. For example, if the consumer sector represents 20% of the MSCI World Index, Putnam Global Consumer Fund will make up approximately the same percentage of the fund’s portfolio. It is also important to note that we rebalance the fund each quarter to keep it aligned with the benchmark.

What are some stocks from the underlying funds that contributed to performance during the period?

The top-performing stock for the period was that of Italy-based automotive company Fiat. This stock’s strong performance was driven by changes implemented by the company’s new CEO, who has sought ways to improve value for shareholders. A key strategy was separating Fiat’s automotive and industrial businesses into two companies. Our analyst believed that the value of this spin-off was not reflected in Fiat’s stock price, making it an attractive investment. In addition, Fiat’s acquisition of Chrysler has proven to be beneficial, and our analyst believes Chrysler’s turnaround is only in the early innings, giving Fiat stock continued appreciation potential.

Another highlight for the period was the stock of Qualcomm, which makes microchips used in smartphones. Qualcomm not only sells the chips but receives royalties based on how many phones use them. The convergence of many types of high bandwidth content — especially video — on mobile devices and tablet computers is generating rapid growth in data traffic on telecommunications networks. Qualcomm has made significant investments in the development of

Country allocations are shown as a percentage of the underlying funds’ net assets. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Weightings will vary over time.

6

3G wireless technologies for faster transmission of data. As the demand for 3G technology has increased globally, Qualcomm’s stock has appreciated, and our analysts believe the company will continue to benefit as mobile device usage intensifies.

The stock of Teck Resources was also among the top contributors to performance. Teck is a Canada-based mining company that produces copper and metallurgical coal that is used in the production of steel. The company’s stock price rallied strongly as global demand for met coal, particularly from China, increased. Over the past five years, China has built a huge steel industry, which now accounts for a significant portion of the world’s steel consumption and production. More recently, the fund managers were able to buy Teck stock at attractive price levels when investors began moving away from mining stocks out of fear that demand from China would slow. Our analysts believed that demand would remain strong — from China and from other emerging markets — and they recognized the potential for continued strong prices for Teck’s products and higher profit growth for the company.

Which stocks or strategies within the underlying funds detracted from performance?

Performance was dampened by the fund’s underweight position — relative to the benchmark — in Exxon Mobil, a stock that advanced considerably as oil prices spiked. Oil companies tend to do well as prices increase, but when prices get too high — a level that is not easy to determine — concerns about future demand

Allocations are represented as a percentage of the fund’s net assets and may not equal 100%. Holdings and allocations may vary over time.

7

also increase. Our energy analysts are carefully monitoring energy prices, and have been favoring larger, integrated energy companies such as Exxon Mobil, which they believe have better balance sheets and more diversified business models. The stock of Cisco Systems, a provider of computer networking systems, was also a detractor for the period. Cisco’s stock stumbled in first quarter of 2011 due to a number of issues, including declining sales in its core switching and router businesses.

As a result of the catastrophe in Japan, which damaged nuclear, thermal, and hydropower facilities, Tokyo Electric Power Company [TEPCO] was a top detractor from performance for the period. Shares of TEPCO, which owns the Fukushima Daiichi nuclear power plant, declined sharply in the wake of the disaster, and questions arose as to whether TEPCO conducted the proper inspections and maintenance. In addition, as Japanese electric stocks declined across the board, investors sold TEPCO to buy into the depressed electric sector, furthering losses. Given the extreme uncertainty of the Japan situation and the belief that TEPCO had made some mistakes early on for which it could be found liable, the fund’s position in TEPCO was liquidated fairly quickly following the disaster.

What is your outlook for the financial markets in the coming months?

In general, my outlook is positive, as global economies continue to recover. In my role as a portfolio manager for Putnam Global

This chart shows how the fund’s top fund allocations have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings and allocations will vary over time.

8

Consumer Fund, I continue to find attractive investment ideas in both domestic and global markets. Strong corporate earnings have been a positive influence on stock market performance, and we believe consumer spending and consumer confidence will continue to improve. In addition to generating strong profits, businesses have also dramatically improved their balance sheets. Corporations are sitting on unprecedented levels of cash, due in part to dramatic cost-cutting efforts. As a result, we have seen increasing dividends and sizable stock buybacks, indicating that CEOs may have more confidence in the recovery.

As the recovery continues to gain traction, we expect an increasingly strong capital expenditure cycle and more merger-and-acquisition activity. However, we remain concerned about headwinds, such as still-high levels of unemployment and rising commodity prices.

Thanks, Walter, for this update.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Putnam Global Sector Fund is managed by a team of senior equity analysts at Putnam: Kelsey Chen, Tim Codrington, Steve Curbow, Vivek Gandhi, George Gianarikas, David Morgan, John Morgan, Ferat Ongoren, Nathaniel Salter, Walter Scully, Chris Stevo, and Michael Yogg. They are overseen by Putnam’s Chief Investment Officer, Walter C. Donovan, who has over 25 years of financial industry and equity research experience.

IN THE NEWS

Citing the United States’s burgeoning federal deficit, Standard & Poor’s (S&P) recently lowered its long-term outlook for U.S. Treasuries from “stable” to “negative.” While maintaining its AAA rating for U.S. debt, S&P said the change to a negative outlook means that there is a one-in-three chance for a ratings downgrade over the next 24 months. If a downgrade were to take place, it could raise borrowing costs for both the U.S. government and American consumers. S&P’s negative outlook will likely put increased pressure on Washington lawmakers to reach a bipartisan solution to reduce the federal deficit and restore fiscal discipline. While the U.S. downgrade is unprecedented, it is important to note that S&P downgraded the outlook for the United Kingdom, another AAA-rated country, to “negative” in May 2009, and restored the “stable” outlook in 2010 once the country addressed its deficit.

9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2011, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)	(3/31/10)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	19.60%	12.72%	18.62%	14.62%	18.63%	18.63%	18.95%	14.82%	19.31%	19.92%
Annual average	17.96	11.69	17.07	13.42	17.08	17.08	17.37	13.61	17.70	18.26

1 year	20.08	13.15	19.21	14.21	19.22	18.22	19.55	15.37	19.79	20.40

6 months	15.33	8.72	14.94	9.94	14.95	13.95	15.04	10.96	15.28	15.53

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC.

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund’s prospectus.

Comparative index returns For periods ended 4/30/11

		Lipper Global Multi-Cap Growth Funds
	MSCI World Index (ND)	category average*

Life of fund	18.27%	21.60%
Annual average	16.75	19.77

1 year	18.25	21.15

6 months	14.75	13.09

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, and life-of-fund periods ended 4/30/11, there were 146, 134, and 134 funds, respectively, in this Lipper category.

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Fund price and distribution information For the six-month period ended 4/30/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.425		$0.391	$0.392	$0.394		$0.399	$0.436

Capital gains — Long-term	—		—	—	—		—	—

Capital gains — Short-term	0.005		0.005	0.005	0.005		0.005	0.005

Total	$0.430		$0.396	$0.397	$0.399		$0.404	$0.441

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

10/31/10	$10.37	$11.00	$10.32	$10.32	$10.34	$10.72	$10.35	$10.38

4/30/11	11.49	12.19	11.43	11.43	11.46	11.88	11.49	11.51

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)		(3/31/10)	(3/31/10)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	14.39%	7.82%	13.53%	8.53%	13.54%	12.54%	13.86%	9.91%	14.12%	14.71%

1 year	14.39	7.82	13.53	8.53	13.54	12.54	13.86	9.91	14.12	14.71

6 months	14.74	8.12	14.33	9.33	14.34	13.34	14.55	10.55	14.58	14.94

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses for the fiscal year ended 10/31/10*	1.44%	2.19%	2.19%	1.94%	1.69%	1.19%

Total annual operating expenses for the fiscal year
ended 10/31/10	16.91%	17.66%	17.66%	17.41%	17.16%	16.66%

Annualized expense ratio for the six-month period
ended 4/30/11	0.25%	1.00%	1.00%	0.75%	0.50%	0.00%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report because it includes fees and expenses of the underlying Putnam funds in which it invests. Expenses are shown as a percentage of average net assets.

* Restated to reflect Putnam Management’s contractual obligation to limit certain fund expenses through 2/29/12.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2010, to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$1.33	$5.33	$5.33	$4.00	$2.67	$0.00

Ending value (after expenses)	$1,153.30	$1,149.40	$1,149.50	$1,150.40	$1,152.80	$1,155.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2011, use the following calculation method. To find the value of your investment on November 1, 2010, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$1.25	$5.01	$5.01	$3.76	$2.51	$0.00

Ending value (after expenses)	$1,023.55	$1,019.84	$1,019.84	$1,021.08	$1,022.32	$1,024.79

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

13

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2011, Putnam employees had approximately $382,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

14

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

15

The fund’s portfolio 4/30/11 (Unaudited)

	Shares	Value

Global Sector Funds* 99.7%
Putnam Global Consumer Fund (Class Y)	29,494	$478,989

Putnam Global Financials Fund (Class Y)	36,366	475,315

Putnam Global Health Care Fund (Class Y)	4,513	237,176

Putnam Global Industrials Fund (Class Y)	16,637	278,005

Putnam Global Natural Resources Fund (Class Y)	18,570	470,923

Putnam Global Technology Fund (Class Y)	16,561	273,918

Putnam Global Telecommunications Fund (Class Y)	7,346	105,853

Putnam Global Utilities Fund (Class Y)	8,287	93,389

Total Global Sector Funds (cost $2,132,716)		$2,413,568

Fixed Income Funds* 0.3%
Putnam Money Market Fund (Class A)	8,190	$8,190

Total Fixed Income Funds (cost $8,190)		$8,190

Total Investments (cost $2,140,906)		$2,421,758

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 31, 2010 through April 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $2,421,212.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$2,413,568	$—	$—

Fixed income funds	8,190	—	—

Totals by level	$2,421,758	$—	$—

The accompanying notes are an integral part of these financial statements.

16

Statement of assets and liabilities 4/30/11 (Unaudited)

ASSETS

Investment in affiliated underlying Putnam Funds, at value (Note 1):
Affiliated underlying Putnam Funds (identified cost $2,140,906) (Note 6)	$2,421,758

Receivable for shares of the fund sold	2,197

Receivable for investments sold	11,509

Receivable from Manager (Note 2)	19,456

Total assets	2,454,920

LIABILITIES

Payable for investments purchased	2,197

Payable for shares of the fund repurchased	11,509

Payable for distribution fees (Note 2)	546

Payable for reports to shareholders	10,577

Payable for audit expense	8,500

Other accrued expenses	379

Total liabilities	33,708

Net assets	$2,421,212

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,116,503

Distributions in excess of net investment income (Note 1)	(54,193)

Accumulated net realized gain on investments (Note 1)	78,050

Net unrealized appreciation of investments	280,852

Total — Representing net assets applicable to capital shares outstanding	$2,421,212

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($1,567,591 divided by 136,428 shares)	$11.49

Offering price per class A share (100/94.25 of $11.49)*	$12.19

Net asset value and offering price per class B share ($96,393 divided by 8,433 shares)**	$11.43

Net asset value and offering price per class C share ($165,382 divided by 14,470 shares)**	$11.43

Net asset value and redemption price per class M share ($19,810 divided by 1,729 shares)	$11.46

Offering price per class M share (100/96.50 of $11.46)*	$11.88

Net asset value, offering price and redemption price per class R share
($11,927 divided by 1,038 shares)	$11.49

Net asset value, offering price and redemption price per class Y share
($560,109 divided by 48,665 shares)	$11.51

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

17

Statement of operations Six months ended 4/30/11 (Unaudited)

INVESTMENT INCOME

Income distributions from underlying Putnam Fund shares	$20,470

Total investment income	20,470

EXPENSES

Distribution fees — Class A (Note 2)	1,603

Distribution fees — Class B (Note 2)	390

Distribution fees — Class C (Note 2)	665

Distribution fees — Class M (Note 2)	66

Distribution fees — Class R (Note 2)	28

Amortization of offering costs (Note 1)	42,509

Reports to shareholders	5,927

Auditing	8,500

Other	404

Fees waived and reimbursed by Manager (Note 2)	(57,340)

Total expenses	2,752

Net expenses	2,752

Net investment income	17,718

Net realized gain on sales of underlying Putnam Fund shares (Notes 1 and 3)	9,474

Capital gain distribution from underlying Putnam Fund shares	79,155

Net unrealized appreciation of underlying Putnam Fund shares during the period	178,064

Net gain on investments	266,693

Net increase in net assets resulting from operations	$284,411

The accompanying notes are an integral part of these financial statements.

18

Statement of changes in net assets

INCREASE IN NET ASSETS		For the period ended
		3/31/10 (commence-
	Six months ended	ment of operations)
	4/30/11*	to 10/31/10

Operations:
Net investment income (loss)	$17,718	$(607)

Net realized gain (loss) on underlying Putnam Fund shares	88,629	(9,124)

Net unrealized appreciation on underlying Putnam Fund shares	178,064	102,788

Net increase in net assets resulting from operations	284,411	93,057

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(47,401)	—

Class B	(2,531)	—

Class C	(4,047)	—

Class M	(621)	—

Class R	(399)	—

Class Y	(16,912)	—

Net realized short-term gain on investments

Class A	(557)	—

Class B	(32)	—

Class C	(52)	—

Class M	(8)	—

Class R	(5)	—

Class Y	(194)	—

Redemption fees (Note 1)	306	486

Increase from capital share transactions (Note 4)	818,653	1,237,058

Total increase in net assets	1,030,611	1,330,601

NET ASSETS

Beginning of period (Note 5)	1,390,601	60,000

End of period (including distributions in excess of net investment
income of $54,193 and $—, respectively)	$2,421,212	$1,390,601

* Unaudited

The accompanying notes are an integral part of these financial statements.

19

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
April 30, 2011**	$10.37	.10	1.46	1.56	(.43)	(.01)	(.44)	— [e]	$11.49	15.33 *	$1,568	.12*	.91*	14*
October 31, 2010†	10.00	(.01)	.38	.37	—	—	—	— [e]	10.37	3.70 *	876	.15*	(.06)*	14*

Class B
April 30, 2011**	$10.32	.05	1.46	1.51	(.39)	(.01)	(.40)	— [e]	$11.43	14.94 *	$96	.50*	.51*	14*
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20 *	46	.59*	(.51)*	14*

Class C
April 30, 2011**	$10.32	.05	1.46	1.51	(.39)	(.01)	(.40)	— [e]	$11.43	14.95 *	$165	.50*	.45*	14*
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20 *	71	.59*	(.52)*	14*

Class M
April 30, 2011**	$10.34	.08	1.44	1.52	(.39)	(.01)	(.40)	— [e]	$11.46	15.04 *	$20	.37*	.71*	14*
October 31, 2010†	10.00	(.04)	.37	.33	—	—	—	.01	10.34	3.40 *	16	.44*	(.38)*	14*

Class R
April 30, 2011**	$10.35	.09	1.46	1.55	(.40)	(.01)	(.41)	— [e]	$11.49	15.28 *	$12	.25*	.86*	14*
October 31, 2010†	10.00	(.02)	.36	.34	—	—	—	.01	10.35	3.50 *	10	.30*	(.22)*	14*

Class Y
April 30, 2011**	$10.38	.11	1.47	1.58	(.44)	(.01)	(.45)	— [e]	$11.51	15.53 *	$560	—*	1.01*	14*
October 31, 2010†	10.00	.01	.36	.37	—	—	—	.01	10.38	3.80 *	371	—*	.08*	14*

* Not annualized.

** Unaudited.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount (Note 2).

Percentage of
average net assets

April 30, 2011	2.86%

October 31, 2010	10.58

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

20	21

Notes to financial statements 4/30/11 (Unaudited)

Note 1: Significant accounting policies

Putnam Global Sector Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks capital appreciation by allocating its assets among eight Putnam Global Sector Funds to provide exposure to sectors of the global markets in approximately the same proportions as the sector weightings in the MSCI World Index.

The financial statements report on the fund, which may invest in the following Putnam Funds: Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global Health Care Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Global Utilities Fund, which are all non-diversified and Putnam Money Market Fund, which is diversified (the underlying Putnam Funds), which are managed by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from November 1, 2010 through April 30, 2011.

A) Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

22

B) Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

C) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $2,151,391, resulting in gross unrealized appreciation and depreciation of $271,906 and $1,539, respectively, or net unrealized appreciation of $270,367.

E) Distributions to shareholders The fund normally distributes any net investment income and any realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

G) Offering costs The offering costs of $103,438 have been fully amortized on a straight-line basis over a twelvemonth period as of March 31, 2011. As of the close of the reporting period, the fund has reimbursed Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

The fund does not pay a management fee to Putnam Management.

Putnam Management has contractually agreed to reimburse the fund for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plan) through February 29, 2012. During the reporting period, the fund’s expenses were reduced by $57,340 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

23

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,540 and no monies from the sale of class A and class M shares, respectively, and received contingent deferred sales charges of $97 and no monies from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds aggregated $1,112,765 and $269,433, respectively.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

			For the period 3/31/10
			(commencement of operations)
	Six months ended 4/30/11		to 10/31/10

Class A	Shares	Amount	Shares	Amount

Shares sold	55,422	$594,482	84,407	$794,833

Shares issued in connection with
reinvestment of distributions	4,440	46,711	—	—

	59,862	641,193	84,407	794,833

Shares repurchased	(7,911)	(85,465)	(930)	(8,860)

Net increase	51,951	$555,728	83,477	$785,973

			For the period 3/31/10
			(commencement of operations)
	Six months ended 4/30/11		to 10/31/10

Class B	Shares	Amount	Shares	Amount

Shares sold	6,408	$68,636	3,481	$32,719

Shares issued in connection with
reinvestment of distributions	244	2,563	—	—

	6,652	71,199	3,481	32,719

Shares repurchased	(2,680)	(29,545)	(20)	(193)

Net increase	3,972	$41,654	3,461	$32,526

24

			For the period 3/31/10
			(commencement of operations)
	Six months ended 4/30/11		to 10/31/10

Class C	Shares	Amount	Shares	Amount

Shares sold	8,491	$90,778	11,199	$110,886

Shares issued in connection with
reinvestment of distributions	354	3,712	—	—

	8,845	94,490	11,199	110,886

Shares repurchased	(1,211)	(13,692)	(5,363)	(47,038)

Net increase	7,634	$80,798	5,836	$63,848

			For the period 3/31/10
			(commencement of operations)
	Six months ended 4/30/11		to 10/31/10

Class M	Shares	Amount	Shares	Amount

Shares sold	188	$1,994	577	$5,871

Shares issued in connection with
reinvestment of distributions	60	629	—	—

	248	2,623	577	5,871

Shares repurchased	(96)	(994)	—	—

Net increase	152	$1,629	577	$5,871

			For the period 3/31/10
			(commencement of operations)
	Six months ended 4/30/11		to 10/31/10

Class R	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	38	404	—	—

	38	404	—	—

Shares repurchased	—	—	—	—

Net increase	38	$404	—	$—

			For the period 3/31/10
			(commencement of operations)
	Six months ended 4/30/11		to 10/31/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	16,585	$179,586	42,103	$423,292

Shares issued in connection with
reinvestment of distributions	1,625	17,106	—	—

	18,210	196,692	42,103	423,292

Shares repurchased	(5,323)	(58,252)	(7,325)	(74,452)

Net increase	12,887	$138,440	34,778	$348,840

At the close of the reporting period, a Trustee of the Fund owned 13.54% of the outstanding shares of the fund.

25

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares	Percentage of ownership	Value as of 4/30/11

Class M	1,038	60.03%	$11,895

Class R	1,038	100.00	11,927

Class Y	1,042	2.14	11,992

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on March 31, 2010. Prior to March 31, 2010, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued

Class A	$10,000	1,000

Class B	$10,000	1,000

Class C	$10,000	1,000

Class M	$10,000	1,000

Class R	$10,000	1,000

Class Y	$10,000	1,000

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

	Purchase	Sale	Investment
Affiliates	cost	proceeds	income	Value

Putnam Global Consumer Fund	$221,449	$51,922	$3,527	$478,989

Putnam Global Financials Fund	244,563	54,622	4,157	475,315

Putnam Global Health Care Fund	110,849	26,276	—	237,176

Putnam Global Industrials Fund	126,037	29,937	2,346	278,005

Putnam Global Natural Resources Fund	185,457	48,879	6,951	470,923

Putnam Global Technology Fund	127,285	31,350	—	273,918

Putnam Global Telecommunications Fund	45,942	11,574	2,027	105,853

Putnam Global Utilities Fund	44,749	11,050	1,462	93,389

Putnam Money Market Fund	6,434	3,823	—	8,190

Totals	$1,112,765	$269,433	$20,470	$2,421,758

Market values are shown for those securities affiliated at period end.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

26

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Value
Growth Opportunities Fund	Convertible Securities Fund
International Growth Fund	Prior to September 30, 2010, the fund was known as
Prior to January 1, 2010, the fund was known as	Putnam Convertible Income-Growth Trust
Putnam International New Opportunities Fund	Equity Income Fund
Multi-Cap Growth Fund	George Putnam Balanced Fund
Prior to September 1, 2010, the fund was known as	Prior to September 30, 2010, the fund was known as
Putnam New Opportunities Fund	The George Putnam Fund of Boston
Small Cap Growth Fund	The Putnam Fund for Growth and Income
Voyager Fund	International Value Fund
Prior to January 1, 2010, the fund was known as
Blend	Putnam International Growth and Income Fund
Asia Pacific Equity Fund	Multi-Cap Value Fund
Capital Opportunities Fund	Prior to September 1, 2010, the fund was known as
Capital Spectrum Fund	Putnam Mid Cap Value Fund
Emerging Markets Equity Fund	Small Cap Value Fund
Equity Spectrum Fund
Europe Equity Fund	Income
Global Equity Fund	American Government Income Fund
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Floating Rate Income Fund
Investors Fund	Global Income Trust
Multi-Cap Core Fund	High Yield Advantage Fund
Research Fund	High Yield Trust
Income Fund
Money Market Fund*
U.S. Government Income Trust

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

27

Tax-free income	Asset allocation
AMT-Free Municipal Fund	Income Strategies Fund
Tax Exempt Income Fund	Putnam Asset Allocation Funds — three
Tax Exempt Money Market Fund*	investment portfolios that spread your
Tax-Free High Yield Fund	money across a variety of stocks, bonds,
and money market investments.
State tax-free income funds:
Arizona, California, Massachusetts, Michigan,	The three portfolios:
Minnesota, New Jersey, New York, Ohio,	Asset Allocation: Balanced Portfolio
and Pennsylvania	Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
Absolute Return
Absolute Return 100 Fund	Putnam RetirementReady®
Absolute Return 300 Fund	Putnam RetirementReady Funds — 10
Absolute Return 500 Fund	investment portfolios that offer diversifi-
Absolute Return 700 Fund	cation among stocks, bonds, and money
market instruments and adjust to become
Global Sector	more conservative over time based on a
Global Consumer Fund	target date for withdrawing assets.
Global Energy Fund
Global Financials Fund	The 10 funds:
Global Health Care Fund	Putnam RetirementReady 2055 Fund
Global Industrials Fund	Putnam RetirementReady 2050 Fund
Global Natural Resources Fund	Putnam RetirementReady 2045 Fund
Global Sector Fund	Putnam RetirementReady 2040 Fund
Global Technology Fund	Putnam RetirementReady 2035 Fund
Global Telecommunications Fund	Putnam RetirementReady 2030 Fund
Global Utilities Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady Maturity Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

28

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Charles B. Curtis	Mark C. Trenchard
Putnam Investment	Robert J. Darretta	Vice President and
Management, LLC	Paul L. Joskow	BSA Compliance Officer
One Post Office Square	Kenneth R. Leibler
Boston, MA 02109	Robert E. Patterson	Robert T. Burns
	George Putnam, III	Vice President and
Investment Sub-Manager	Robert L. Reynolds	Chief Legal Officer
Putnam Investments Limited	W. Thomas Stephens
57–59 St James’s Street		James P. Pappas
London, England SW1A 1LD	Officers	Vice President
Robert L. Reynolds
Investment Sub-Advisor	President	Judith Cohen
The Putnam Advisory		Vice President, Clerk and
Company, LLC	Jonathan S. Horwitz	Assistant Treasurer
One Post Office Square	Executive Vice President,
Boston, MA 02109	Principal Executive	Michael Higgins
	Officer, Treasurer and	Vice President, Senior Associate
Marketing Services	Compliance Liaison	Treasurer and Assistant Clerk
Putnam Retail Management
One Post Office Square	Steven D. Krichmar	Nancy E. Florek
Boston, MA 02109	Vice President and	Vice President, Assistant Clerk,
	Principal Financial Officer	Assistant Treasurer and
Custodian		Proxy Manager
State Street Bank	Janet C. Smith
and Trust Company	Vice President, Assistant	Susan G. Malloy
	Treasurer and Principal	Vice President and
Legal Counsel	Accounting Officer	Assistant Treasurer
Ropes & Gray LLP
Beth S. Mazor
Trustees	Vice President
John A. Hill, Chairman
Jameson A. Baxter,	Robert R. Leveille
Vice Chairman	Vice President and
Ravi Akhoury	Chief Compliance Officer
Barbara M. Baumann

This report is for the information of shareholders of Putnam Global Sector Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

SA730
267772 6/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: June 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: June 28, 2011